As filed with the Securities and Exchange Commission on
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February 28, 2011
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Registration No. 333-515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 116	/ X /
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	and	----

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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 117	/ X /
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	(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on February 28, 2011 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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BETH S. MAZOR, Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
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This Post-Effective Amendment relates solely to the Registrant's Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Absolute Return 1000 Fund, and Putnam Global Sector Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

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PUTNAM ABSOLUTE RETURN FUNDS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
Putnam Absolute Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARYX
Putnam Absolute Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PYTRX
Putnam Absolute Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMYX
Putnam Absolute Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMYX


Putnam
Absolute Return
Funds	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund

Prospectus
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2 | 28 | 11

Fund summaries	2
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What are each fund’s main investment strategies and related risks?	25
Who oversees and manages the funds?	37
How does a fund price its shares?	40
How do I buy fund shares?	41
How do I sell or exchange fund shares?	49
Policy on excessive short-term trading	52
Distribution plans and payments to dealers	54
Fund distributions and taxes	57
Financial highlights	59

Investment Category:	These securities have not been approved
Absolute Return	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summaries

Putnam Absolute Return 100 Fund

Goal

Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 41 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

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		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	1.00%	NONE*
Class B	NONE	1.00%**
Class C	NONE	1.00%
Class M	0.75%	NONE*
Class R	NONE	NONE
Class Y	NONE	NONE

2	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
	ment	service	Other	operating	reim-	reimburse-
Share class	fees****	(12b-1) fees	expenses	expenses	bursement	ment

Class A	0.50%	0.25%	0.25%	1.00%	(0.32)%	0.68%
Class B	0.50%	0.45%	0.25%	1.20%	(0.32)%	0.88%
Class C	0.50%	1.00%	0.25%	1.75%	(0.32)%	1.43%
Class M	0.50%	0.30%	0.25%	1.05%	(0.32)%	0.73%
Class R	0.50%	0.50%	0.25%	1.25%	(0.32)%	0.93%
Class Y	0.50%	N/A	0.25%	0.75%	(0.32)%	0.43%

* A deferred sales charge of 1.00% on class A shares and of 0.30% on class M shares (0.40% for class M shares purchased before 4/1/10) may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over two years.

*** Restated to reflect projected expenses under a management contract effective 2/1/10 and Putnam Investment Management, LLC’s contractual obligation through at least 2/29/12 to limit total annual operating expenses (before any performance adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) to an annual rate of 0.40% of the fund’s average net assets. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.

**** Management fees are subject to a performance adjustment.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus	3

Share class	1 year	3 years	5 years	10 years
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Class A	$169	$384	$616	$1,284
Class B	$190	$349	$629	$1,371
Class B (no redemption)	$90	$349	$629	$1,371
Class C	$246	$520	$919	$2,036
Class C (no redemption)	$146	$520	$919	$2,036
Class M	$149	$375	$619	$1,319
Class R	$95	$365	$656	$1,483
Class Y	$44	$208	$385	$900

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 199%.


Investments, risks, and performance

Investments

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The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, derivatives may be used to obtain

4	Prospectus

or enhance exposure to the fixed income sectors and strategies mentioned above, and to hedge against risk.


Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of lower exposure to the fixed income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among fixed income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its

Prospectus	5

targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.

Performance


The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

6	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	0.19%	2.07%
Class A after taxes on distributions	–0.36%	1.73%
Class A after taxes on distributions and
sale of fund shares	0.28%	1.60%
Class B before taxes	–0.16%	2.14%
Class C before taxes	–0.68%	1.83%
Class M before taxes	0.36%	2.10%
Class R before taxes	0.86%	2.32%
Class Y before taxes	1.43%	2.86%
BofA Merrill Lynch U.S. Treasury Bill
Index (no deduction for fees, expenses or taxes)	0.21%	0.25%
BofA Merrill Lynch U.S. Treasury Bill
Index plus 100 basis points (no deduction
for fees, expenses or taxes)	1.21%	1.25%
S&P 500 Index (no deduction for fees,
expenses or taxes)	15.06%	23.19%
Barclays Capital Aggregate Bond Index
(no deduction for fees, expenses or taxes)	6.54%	6.31%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Rob A. Bloemker, Head of Fixed Income, portfolio manager of the fund since 2008

Carl Bell, Team Leader of Structured Credit, portfolio manager of the fund since 2008

D. William Kohli, Team Leader of Portfolio Construction and Global Strategies, portfolio manager of the fund since 2008

Kevin F. Murphy, Team Leader of High Grade Credit and Emerging Markets Debt, portfolio manager of the fund since 2008

Prospectus	7

Michael V. Salm, Team Leader of Liquid Markets, portfolio manager of the fund since 2008

Paul D. Scanlon, Team Leader of U.S. High Yield, portfolio manager of the fund since 2008

Raman Srivastava, Team Leader of Portfolio Construction, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 25.


Putnam Absolute Return 300 Fund

Goal

Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 41 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	1.00%	NONE*
Class B	NONE	1.00%**
Class C	NONE	1.00%
Class M	0.75%	NONE*
Class R	NONE	NONE
Class Y	NONE	NONE

8	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reim-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	bursement	ment

Class A	0.61%	0.25%	0.22%	1.08%	(0.20)%	0.88%
Class B	0.61%	0.45%	0.22%	1.28%	(0.20)%	1.08%
Class C	0.61%	1.00%	0.22%	1.83%	(0.20)%	1.63%
Class M	0.61%	0.30%	0.22%	1.13%	(0.20)%	0.93%
Class R	0.61%	0.50%	0.22%	1.33%	(0.20)%	1.13%
Class Y	0.61%	N/A	0.22%	0.83%	(0.20)%	0.63%

* A deferred sales charge of 1.00% on class A shares and of 0.30% on class M shares (0.40% for class M shares purchased before 4/1/10) may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over two years.

*** Restated to reflect projected expenses under a management contract effective 2/1/10 and Putnam Investment Management, LLC’s contractual obligation through at least 2/29/12 to limit total annual operating expenses (before any performance adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) to an annual rate of 0.60% of the fund’s average net assets. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.

**** Management fees are subject to a performance adjustment.


Example


The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$189	$420	$670	$1,386
Class B	$210	$386	$683	$1,473
Class B (no redemption)	$110	$386	$683	$1,473
Class C	$266	$556	$972	$2,132
Class C (no redemption)	$166	$556	$972	$2,132
Class M	$169	$412	$673	$1,422
Class R	$115	$402	$710	$1,584
Class Y	$64	$245	$441	$1,007

Prospectus	9

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 219%.


Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, derivatives may be used to obtain or enhance exposure to the fixed income sectors and strategies mentioned above, and to hedge against risk.


Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Risks

It is important to understand that you can lose money by investing in the fund.

10	Prospectus


Our allocation of assets among fixed income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investor profile


The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.


Prospectus	11

Performance


The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	Since inception (12/23/08)

Class A before taxes	2.05%	5.07%
Class A after taxes on distributions	0.92%	4.31%
Class A after taxes on distributions and
sale of fund shares	1.38%	3.90%
Class B before taxes	1.81%	5.10%
Class C before taxes	1.32%	4.79%
Class M before taxes	2.22%	5.01%
Class R before taxes	2.85%	5.28%
Class Y before taxes	3.35%	5.81%
BofA Merrill Lynch U.S. Treasury Bill
Index (no deduction for fees, expenses or taxes)	0.21%	0.25%
BofA Merrill Lynch U.S. Treasury Bill
Index plus 300 basis points (no deduction
for fees, expenses or taxes)	3.21%	3.25%
S&P 500 Index (no deduction for fees,
expenses or taxes)	15.06%	23.19%
Barclays Capital Aggregate Bond Index
(no deduction for fees, expenses or taxes)	6.54%	6.31%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

12	Prospectus

The Barclays Capital Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Rob A. Bloemker, Head of Fixed Income, portfolio manager of the fund since 2008

Carl Bell, Team Leader of Structured Credit, portfolio manager of the fund since 2008

D. William Kohli, Team Leader of Portfolio Construction and Global Strategies, portfolio manager of the fund since 2008

Kevin F. Murphy, Team Leader of High Grade Credit and Emerging Markets Debt, portfolio manager of the fund since 2008

Michael V. Salm, Team Leader of Liquid Markets, portfolio manager of the fund since 2008

Paul D. Scanlon, Team Leader of U.S. High Yield, portfolio manager of the fund since 2008

Raman Srivastava, Team Leader of Portfolio Construction, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 25.


Putnam Absolute Return 500 Fund

Goal

Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available

Prospectus	13

from your financial advisor and in How do I buy fund shares? beginning on page 41 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	NONE*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.50%	NONE*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
	ment	service	Other	operating	reim-	reimburse-
Share class	fees****	(12b-1) fees	expenses	expenses	bursement	ment

Class A	0.75%	0.25%	0.46%	1.46%	(0.28)%	1.18%
Class B	0.75%	1.00%	0.46%	2.21%	(0.28)%	1.93%
Class C	0.75%	1.00%	0.46%	2.21%	(0.28)%	1.93%
Class M	0.75%	0.75%	0.46%	1.96%	(0.28)%	1.68%
Class R	0.75%	0.50%	0.46%	1.71%	(0.28)%	1.43%
Class Y	0.75%	N/A	0.46%	1.21%	(0.28)%	0.93%

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Restated to reflect projected expenses under a management contract effective 2/1/10 and Putnam Investment Management, LLC’s contractual obligation through at least 2/29/12 to limit total annual operating expenses (before any performance adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) to an annual rate of 0.90% of the fund’s average net assets. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.

**** Management fees are subject to a performance adjustment.


14	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$688	$984	$1,302	$2,198
Class B	$696	$964	$1,359	$2,332
Class B (no redemption)	$196	$664	$1,159	$2,332
Class C	$296	$664	$1,159	$2,522
Class C (no redemption)	$196	$664	$1,159	$2,522
Class M	$515	$918	$1,345	$2,534
Class R	$146	$512	$902	$1,996
Class Y	$95	$356	$638	$1,441

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 240%.


Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return,

Prospectus	15

the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed income investments. We may also take into account general market conditions when making investment decisions. We may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes in implementing the beta and alpha strategies. Accordingly, derivatives may be used to obtain or enhance exposure to the asset classes and strategies mentioned above, and to hedge against risk.


Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of lower exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The market may not favor growth- or value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms

16	Prospectus

and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Performance


The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus	17

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	Since inception (12/23/08)

Class A before taxes	–3.24%	3.10%
Class A after taxes on distributions	–4.05%	2.40%
Class A after taxes on distributions and
sale of fund shares	–2.07%	2.26%
Class B before taxes	–3.17%	3.93%
Class C before taxes	0.83%	5.37%
Class M before taxes	–1.45%	3.79%
Class R before taxes	2.42%	5.89%
Class Y before taxes	2.86%	6.42%
BofA Merrill Lynch U.S. Treasury Bill
Index (no deduction for fees, expenses or taxes)	0.21%	0.25%
BofA Merrill Lynch U.S. Treasury Bill
Index plus 500 basis points (no deduction
for fees, expenses or taxes)	5.21%	5.25%
S&P 500 Index (no deduction for fees,
expenses or taxes)	15.06%	23.19%
Barclays Capital Aggregate Bond Index
(no deduction for fees, expenses or taxes)	6.54%	6.31%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

18	Prospectus

Portfolio managers


Jeffrey L. Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2008

James A. Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert J. Kea, Portfolio Manager, portfolio manager of the fund since 2008

Robert J. Schoen, Portfolio Manager, portfolio manager of the fund since 2008

Jason R. Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 25.


Putnam Absolute Return 700 Fund

Goal

Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 41 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	NONE*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.50%	NONE*
Class R	NONE	NONE
Class Y	NONE	NONE

Prospectus	19

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reim-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	bursement	ment

Class A	0.92%	0.25%	0.47%	1.64%	(0.25)%	1.39%
Class B	0.92%	1.00%	0.47%	2.39%	(0.25)%	2.14%
Class C	0.92%	1.00%	0.47%	2.39%	(0.25)%	2.14%
Class M	0.92%	0.75%	0.47%	2.14%	(0.25)%	1.89%
Class R	0.92%	0.50%	0.47%	1.89%	(0.25)%	1.64%
Class Y	0.92%	N/A	0.47%	1.39%	(0.25)%	1.14%

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Restated to reflect projected expenses under a management contract effective 2/1/10 and Putnam Investment Management, LLC’s contractual obligation through at least 2/29/12 to limit total annual operating expenses (before any performance adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) to an annual rate of 1.10% of the fund’s average net assets. This obligation may be modified or discontinued only with approval of the fund’s Board of Trustees.

**** Management fees are subject to a performance adjustment.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

20	Prospectus

Share class	1 year	3 years	5 years	10 years
Class A	$708	$1,040	$1,393	$2,387
Class B	$717	$1,022	$1,453	$2,521
Class B (no redemption)	$217	$722	$1,253	$2,521
Class C	$317	$722	$1,253	$2,707
Class C (no redemption)	$217	$722	$1,253	$2,707
Class M	$535	$973	$1,437	$2,717
Class R	$167	$570	$998	$2,191
Class Y	$116	$415	$737	$1,647

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 244%.


Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

Prospectus	21

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed income investments. We may also take into account general market conditions when making investment decisions. We may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes in implementing the beta and alpha strategies. Accordingly, derivatives may be used to obtain or enhance exposure to the asset classes and strategies mentioned above, and to hedge against risk.


Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The market may not favor growth- or value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to

22	Prospectus

cover associated trading and other costs. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

Performance


The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus	23

Average annual total returns after sales charges
(for periods ending 12/31/10)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	–2.44%	5.61%
Class A after taxes on distributions	–3.54%	4.73%
Class A after taxes on distributions and
sale of fund shares	–1.54%	4.30%
Class B before taxes	–2.16%	6.52%
Class C before taxes	1.79%	7.96%
Class M before taxes	–0.71%	6.18%
Class R before taxes	3.26%	8.35%
Class Y before taxes	3.84%	8.96%
BofA Merrill Lynch U.S. Treasury Bill
Index (no deduction for fees, expenses or taxes)	0.21%	0.25%
BofA Merrill Lynch U.S. Treasury Bill
Index plus 700 basis points (no deduction
for fees, expenses or taxes)	7.21%	7.25%
S&P 500 Index (no deduction for fees,
expenses or taxes)	15.06%	23.19%
Barclays Capital Aggregate Bond Index
(no deduction for fees, expenses or taxes)	6.54%	6.31%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Jeffrey L. Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2008

James A. Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert J. Kea, Portfolio Manager, portfolio manager of the fund since 2008

Robert J. Schoen, Portfolio Manager, portfolio manager of the fund since 2008

Jason R. Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

24	Prospectus

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 25.

Important additional information about all funds


Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.


You can sell your shares back to a fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.


Tax information


Each fund’s distributions will be taxed as ordinary income or capital gains unless the shares are held through a tax-advantaged arrangement.


Financial intermediary compensation


If you purchase a fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.


What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

Prospectus	25


The use of the term “absolute return” in each fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.


The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of

26	Prospectus

loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.


The following sections describe the funds’ main investment strategies. As a general matter, each fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.


Global bond strategies — Absolute Return 100 and 300 Funds

Independent global fixed income investment strategies


We seek to efficiently mix a number of independent global fixed income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed income market (such as the investment grade and high yield sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe, offer substantial opportunities. We invest without limit in all available global fixed income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.


Derivatives and investment exposures

When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Absolute Return 300 Fund is expected to make greater use of leverage than Absolute Return 100 Fund.

Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Absolute Return 100 Fund.

Prospectus	27

Beta and alpha strategies — Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

Beta strategy


• Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.

• Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.


Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.


• Derivatives and investment exposures; investment leverage. When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. We expect that the funds will generally use leverage to increase their exposure to investments.

28	Prospectus

The funds expect to employ different levels of investment leverage in pursuing their beta strategies. Under normal market conditions, we expect that, on average, investment leverage on a net notional basis will be approximately 50% of net assets in the case of Absolute Return 500 Fund and 100% of net assets in the case of Absolute Return 700 Fund, although the amounts of leverage may be significantly higher or lower at any given time. Investment leverage means that, for every $100 invested in a fund, the fund will obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other — exposure to $150 of underlying investments, for investment leverage of 50%; and exposure to $200 of underlying investments, for investment leverage of 100%. The funds’ alpha strategy may also entail leverage. Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies.


Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Description of risks — All funds

The Absolute Return 100 and 300 Funds may invest in a wide variety of fixed income investments. They may also, on occasion, acquire equity securities. Through both the alpha and beta strategies, the Absolute Return 500 and 700 Funds may make a wide variety of investments. A description of the risks associated with the funds’ investments follows.

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Fixed income investments — All funds

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• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of a fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

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Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, each fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade (sometimes referred to as “junk bonds”). However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

30	Prospectus

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Investments rated below BBB or its equivalent are below investment-grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

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Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

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• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the funds. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the

Prospectus	31

rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

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Equity investments — Absolute Return 500 and 700 Funds

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• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

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Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

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Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

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32	Prospectus

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The funds may invest in small and midsize companies without limit.

Foreign investments — All funds

Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the funds’ foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

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The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory

Prospectus	33

systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

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Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Derivatives — All funds

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We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, investments in derivatives are an important component of the funds’ investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease a fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the funds. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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34	Prospectus

Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed income strategies and sectors, and the Absolute Return 500 and 700 Funds’ decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the funds’ derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

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Other investments — Absolute Return 500 and 700 Funds

• Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

• Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with

Prospectus	35

respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

Additional risks — All funds

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and, for the Absolute Return 100 and 300 Funds, common stocks. Each fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of a fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

• Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

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• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the funds may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments Web site, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the Web site until a fund files a Form N-CSR

36	Prospectus

or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s Web site at http://www.sec.gov.

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Who oversees and manages the funds?

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The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not an officer of the funds or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated October 31, 2010.

Each fund pays a monthly base management fee to Putnam Management. The fee is calculated by applying to the fund’s average net assets for the month a rate based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds).

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Each fund’s monthly base fee is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus 100, 300, 500 and 700 basis points, respectively, for the Absolute Return 100, 300, 500 and 700 Funds, each measured over the performance period. The performance period is the thirty-six month period then ended or, if shorter, the period from the date the performance fee arrangement became effective (December 23, 2008) to the end of the month for which the fee adjustment is being computed. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rates for Absolute Return 100, Absolute Return 300, Absolute Return 500 and Absolute Return 700 Funds are 0.04%, 0.12%, 0.20% and 0.28%, respectively.

Under each fund’s prior management contract, each fund paid a monthly management fee at a rate based solely on the average net assets of the fund, as determined at the close of each business day during the month.

Based on each fund’s current management contract and each fund’s prior management contract, the funds paid Putnam Management management fees (after any applicable waivers or performance adjustments) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets):

Management fees (after any applicable waivers
or performance adjustments)

Absolute Return 100 Fund	0.51%
Absolute Return 300 Fund	0.62%
Absolute Return 500 Fund	0.75%
Absolute Return 700 Fund	0.90%

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

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Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

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Absolute Return 100 and 300 Funds

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Portfolio managers	Joined fund	Employer	Positions over past five years

Rob A. Bloemker	2008	Putnam Management	Head of Fixed Income
		1999 – Present	Previously, Deputy Head of
			Investments, Chief Investment
			Officer of Fixed Income and
			Team Leader of Mortgage
			and Government

Carl Bell	2008	Putnam Management	Team Leader of Structured
		1998 – Present	Credit
			Previously, Senior Portfolio
			Manager

D. William Kohli	2008	Putnam Management	Team Leader of Portfolio
		1994 – Present	Construction and Global
			Strategies
			Previously, Director of Core
			Fixed-Income Team

Kevin F. Murphy	2008	Putnam Management	Team Leader of High
		1999 – Present	Grade Credit and Emerging
			Markets Debt
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Michael V. Salm	2008	Putnam Management	Team Leader of Liquid Markets
		1997 – Present	Previously, Mortgage Specialist

Paul D. Scanlon	2008	Putnam Management	Team Leader of U.S. High Yield
		1999 – Present	Previously, Portfolio Manager
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Raman Srivastava	2008	Putnam Management	Team Leader of Portfolio
		1999 – Present	Construction
			Previously, Portfolio
			Construction Specialist and
			Portfolio Manager
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Absolute Return 500 and 700 Funds

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Portfolio managers	Joined fund	Employer	Positions over past five years

Jeffrey L. Knight	2008	Putnam Management	Head of Global Asset
		1993 – Present	Allocation
			Previously, Deputy Head of
			Investments and Chief
			Investment Officer of Global
			Asset Allocation

James A. Fetch	2008	Putnam Management	Portfolio Manager
		1994 – Present	Previously, Investment
			Strategist and Analyst

Robert J. Kea	2008	Putnam Management	Portfolio Manager
		1989 – Present
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Robert J. Schoen	2008	Putnam Management	Portfolio Manager
		1997 – Present	Previously, Quantitative Analyst
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Jason R. Vaillancourt	2008	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Investment
			Strategist and Analyst
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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How does a fund price its shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

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Each fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the funds’ Trustees or a dealer selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships,

40	Prospectus

generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require a fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

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How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

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Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

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Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

While the funds no longer issues certificates for fund shares, previously issued share certificates remain valid.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

42	Prospectus

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

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• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. A fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

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Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

• How long you expect to hold your investment.

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Absolute Return 100 and 300 Funds. Class B shares purchased prior to April 5, 2010 charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first four years. Class B shares purchased on or after April 5, 2010 charge a CDSC on redemptions that is phased out over the first two years. Class C shares charge a CDSC on redemptions in the first year.

Absolute Return 500 and 700 Funds. Class B shares charge a CDSC on redemptions that is phased out over the first six years. Class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $500,000 can be made in any share class, Absolute Return 100 and 300 Funds’ class A and class M offer sales charge discounts starting at $500,000, and Absolute Return 500 and 700 Funds’ class A and class M offer sales charge discounts starting at $50,000.

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• Total expenses associated with each share class. As shown in the sections entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

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• Initial sales charge of up to 1.00% for Absolute Return 100 and 300 Funds and up to 5.75% for Absolute Return 500 and 700 Funds

• No sales charges for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower sales charges available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

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• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately


• Deferred sales charge of up to 3.00% if shares are sold within four years of purchase for Absolute Return 100 and 300 Fund shares purchased prior to April 5, 2010; up to 1.00% if shares are sold within two years of purchase for Absolute Return 100 and 300 Fund shares purchased on or after April 5, 2010; and up to 5.00% if shares are sold within six years of purchase for Absolute Return 500 and 700 Funds


• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees


• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees


• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

44	Prospectus

• No conversion to class A shares, so future 12b-1 fees do not decline over time

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• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

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• Initial sales charge of up to 0.75% for Absolute Return 100 and 300 Funds and up to 3.50% for Absolute Return 500 and 700 Funds

• No sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower sales charges available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

• No deferred sales charge (except that a deferred sales charge of 0.40% for Absolute Return 100 and 300 Fund shares purchased prior to April 1, 2010; 0.30% for Absolute Return 100 and 300 Fund shares purchased on or after April 1, 2010; and 0.65% for Absolute Return 500 and 700 Fund shares purchased at any time may be imposed on certain redemptions of shares bought without an initial sales charge)

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• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time


• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class M shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge


• Lower annual expenses, and higher dividends, than class C shares for Absolute Return 100 and 300 Funds and class B, C or M shares for Absolute Return 500 and 700 Funds because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds and class A shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees

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• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments and foundations that have entered into an arrangement with Putnam; and

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• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

46	Prospectus

• No deferred sales charge

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• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

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Initial sales charges for class A and M shares

Absolute Return 100 and 300 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**
Under 500,000	1.01%	1.00%	0.76%	0.75%
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500,000 and above	NONE	NONE	NONE	NONE

Absolute Return 500 and 700 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

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Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

Prospectus	47

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

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Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

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In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ Web site at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

48	Prospectus

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors.

For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

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How do I sell or exchange fund shares?

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You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. Class B shares of most other Putnam funds have a higher deferred sales charge than Absolute Return 100 and 300 Funds. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

Prospectus	49

• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

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• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative

50	Prospectus

or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

Absolute Return 100 and 300 Funds
(for shares purchased on or after April 5, 2010)

If you sell (redeem) class B shares within two years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3+

Charge	1%	0.50%	0%

Absolute Return 100 and 300 Funds
(for shares purchased prior to April 5, 2010)

If you sell (redeem) class B shares within four years of purchase, you will generally pay a deferred sales charge according to the following schedule:


Year after purchase	1	2	3	4	5+

Charge	3%	3%	2%	1%	0%

Absolute Return 500 and 700 Funds

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+

Charge	5%	4%	3%	3%	2%	1%	0%

All funds


A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $500,000 or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.40% in the case of Absolute Return 100 and 300 Fund class M shares purchased prior to April 1, 2010; 0.30% in the case of Absolute Return 100 and 300 Fund class M shares purchased on or after April 1, 2010; and 0.65% in the case of Absolute Return 500 and 700 Fund class M shares purchased at any time may apply to shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.


Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

Prospectus	51


• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

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• Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading


• Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing each fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in each fund’s shares, the fund may experience increased cash volatility, which could require each fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities of smaller companies may at times show “market

52	Prospectus

momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on each fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or a fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in each fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under

Prospectus	53

common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in each fund or other Putnam funds. Each fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

• Limitations on each fund’s policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Each fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, each fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

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Distribution plans and payments to dealers


Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and

54	Prospectus

service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in each fund’s table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class B, class M and class R shares of Absolute Return 100 and 300 Funds to 0.25%, 0.45%, 0.30% and 0.50% of average net assets, respectively. The Trustees currently limit payments on class A, class M and class R shares of Absolute Return 500 and 700 Funds to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. For Absolute Return 500 and 700 Funds, class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.


Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

Prospectus	55

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

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Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the funds by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam’s Web site at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other

56	Prospectus

applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

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Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of each respective fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

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For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that the funds properly report to you as gains from investments that the funds owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the funds properly report to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

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Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause a fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

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A fund’s investments in derivative financial instruments, including investments by which a fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, each fund’s intention to qualify as a “regulated investment company” and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by a fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund and defer or possibly prevent the recognition or use of certain losses by the fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

58	Prospectus

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights


The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the funds’ financial statements, which have been audited by KPMG LLP for Absolute Return 100 and 300 Funds and by PricewaterhouseCoopers LLP for Absolute Return 500 and 700 Funds. Their reports and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

Prospectus	59

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees [e]	of period	value (%) [b]	thousands)	(%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2010	$10.32	.20	(.05)	.15	(.03)	— [e]	(.03)	—	$10.44	1.50	$169,380	1.01	1.92	198.63
October 31, 2009 †	10.00	.16	.16	.32	— [e]	—	— [e]	—	10.32	3.22*	57,719	1.03*[d]	1.51*[d]	43.53*

Class B
October 31, 2010	$10.27	.16	(.04)	.12	—	— [e]	— [e]	—	$10.39	1.18	$3,070	1.35	1.58	198.63
October 31, 2009 †	10.00	.11	.16	.27	— [e]	—	— [e]	—	10.27	2.71*	1,931	1.54*[d]	1.03*[d]	43.53*

Class C
October 31, 2010	$10.26	.12	(.04)	.08	(.01)	— [e]	(.01)	—	$10.33	.78	$68,078	1.76	1.17	198.63
October 31, 2009 †	10.00	.11	.15	.26	— [e]	—	— [e]	—	10.26	2.61*	20,426	1.67*[d]	1.04*[d]	43.53*

Class M
October 31, 2010	$10.31	.19	(.05)	.14	(.03)	— [e]	(.03)	—	$10.42	1.38	$2,691	1.08	1.87	198.63
October 31, 2009 †	10.00	.15	.16	.31	— [e]	—	— [e]	—	10.31	3.12*	850	1.16*[d]	1.47*[d]	43.53*

Class R
October 31, 2010	$10.30	.18	(.06)	.12	(.03)	— [e]	(.03)	—	$10.39	1.20	$302	1.26	1.71	198.63
October 31, 2009 †	10.00	.11	.19	.30	— [e]	—	— [e]	—	10.30	3.02*	14	1.24*[d]	1.10*[d]	43.53*

Class Y
October 31, 2010	$10.34	.23	(.05)	.18	(.04)	— [e]	(.04)	—	$10.48	1.78	$72,970.76		2.17	198.63
October 31, 2009 †	10.00	.20	.14	.34	— [e]	—	— [e]	—	10.34	3.42*	53,840	.81*[d]	1.87*[d]	43.53*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.44% based on average net assets for the period ended October 31, 2009.

e Amount represents less than $0.01 per share.

60	Prospectus	Prospectus	61

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
			Net realized
			and									Ratio of net
	Net asset	Net	unrealized		From						Ratio of	investment
	value,	investment	gain	Total from	net			Net asset	Total return at	Net assets, end	expenses	income (loss)
	beginning	income	(loss) on	investment	investment	Total	Redemption	value, end	net asset value	of period (in	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	distributions	fees [e]	of period	(%) [b]	thousands)	net assets (%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2010	$10.65	.45	(.08)	.37	(.10)	(.10)	—	$10.92	3.53	$498,715	1.09	4.18	219.05
October 31, 2009 †	10.00	.32	.33	.65	— [e]	— [e]	—	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39.12*

Class B
October 31, 2010	$10.60	.41	(.08)	.33	(.07)	(.07)	—	$10.86	3.17	$14,957	1.41	3.81	219.05
October 31, 2009 †	10.00	.26	.34	.60	— [e]	— [e]	—	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39.12*

Class C
October 31, 2010	$10.59	.37	(.08)	.29	(.08)	(.08)	—	$10.80	2.76	$220,223	1.84	3.40	219.05
October 31, 2009 †	10.00	.28	.31	.59	— [e]	— [e]	—	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39.12*

Class M
October 31, 2010	$10.63	.45	(.08)	.37	(.10)	(.10)	—	$10.90	3.51	$13,405	1.16	4.12	219.05
October 31, 2009 †	10.00	.29	.34	.63	— [e]	— [e]	—	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39.12*

Class R
October 31, 2010	$10.62	.43	(.08)	.35	(.08)	(.08)	—	$10.89	3.28	$553	1.34	3.95	219.05
October 31, 2009 †	10.00	.30	.32	.62	— [e]	— [e]	—	10.62	6.22*	88	1.33*[d]	2.87*[d]	39.12*

Class Y
October 31, 2010	$10.67	.48	(.08)	.40	(.11)	(.11)	—	$10.96	3.81	$248,102.84		4.41	219.05
October 31, 2009 †	10.00	.39	.28	.67	— [e]	— [e]	—	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39.12*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.15% based on average net assets for the period ended October 31, 2009.

e Amount represents less than $0.01 per share.

62	Prospectus	Prospectus	63

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees [b]	of period	value (%) [c]	thousands)	(%) [d,e]	net assets (%) [d]	turnover (%)

Class A
October 31, 2010	$10.78	.30	.04	.34	(.11)	(.08)	(.19)	—	$10.93	3.19	$325,723	1.47	2.73	240.11
October 31, 2009 †	10.00	.21	.57	.78	—	—	—	—	10.78	7.80*	115,989	1.28*	1.96*	63.10*

Class B
October 31, 2010	$10.71	.21	.05	.26	(.08)	(.08)	(.16)	—	$10.81	2.37	$27,263	2.22	1.97	240.11
October 31, 2009 †	10.00	.16	.55	.71	—	—	—	—	10.71	7.10*	12,283	1.92*	1.48*	63.10*

Class C
October 31, 2010	$10.72	.21	.04	.25	(.09)	(.08)	(.17)	—	$10.80	2.30	$136,725	2.22	1.98	240.11
October 31, 2009 †	10.00	.17	.55	.72	—	—	—	—	10.72	7.20*	42,453	1.92*	1.59*	63.10*

Class M
October 31, 2010	$10.73	.24	.05	.29	(.10)	(.08)	(.18)	—	$10.84	2.69	$6,270	1.97	2.22	240.11
October 31, 2009 †	10.00	.20	.53	.73	—	—	—	—	10.73	7.30*	2,164	1.71*	1.83*	63.10*

Class R
October 31, 2010	$10.76	.27	.04	.31	(.11)	(.08)	(.19)	—	$10.88	2.91	$979	1.72	2.47	240.11
October 31, 2009 †	10.00	.22	.54	.76	—	—	—	—	10.76	7.60*	239	1.49*	2.01*	63.10*

Class Y
October 31, 2010	$10.81	.32	.05	.37	(.13)	(.08)	(.21)	—	$10.97	3.40	$152,292	1.22	2.97	240.11
October 31, 2009 †	10.00	.27	.54	.81	—	—	—	—	10.81	8.10*	67,250	1.06*	2.45*	63.10*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.02% and 0.33% based on average net assets for the periods ended October 31, 2010 and October 31, 2009, respectively.

e Includes amounts paid through expense offset arrangements.

64	Prospectus	Prospectus	65

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees [b]	of period	value (%) [c]	thousands)	(%) [d,e]	net assets (%) [d]	turnover (%)

Class A
October 31, 2010	$11.16	.43	.06	.49	(.15)	(.05)	(.20)	—	$11.45	4.44	$279,592	1.63	3.81	244.38
October 31, 2009 †	10.00	.33	.83	1.16	—	—	—	—	11.16	11.60*	86,344	1.41*	3.06*	48.15*

Class B
October 31, 2010	$11.08	.34	.05	.39	(.11)	(.05)	(.16)	—	$11.31	3.54	$18,375	2.38	3.05	244.38
October 31, 2009 †	10.00	.29	.79	1.08	—	—	—	—	11.08	10.80*	6,613	2.05*	2.71*	48.15*

Class C
October 31, 2010	$11.09	.34	.06	.40	(.13)	(.05)	(.18)	—	$11.31	3.59	$98,655	2.38	3.05	244.38
October 31, 2009 †	10.00	.32	.77	1.09	—	—	—	—	11.09	10.90*	29,797	2.05*	2.89*	48.15*

Class M
October 31, 2010	$11.10	.37	.03	.40	(.13)	(.05)	(.18)	—	$11.32	3.64	$3,134	2.13	3.30	244.38
October 31, 2009 †	10.00	.33	.77	1.10	—	—	—	—	11.10	11.00*	1,473	1.84*	3.04*	48.15*

Class R
October 31, 2010	$11.12	.40	.04	.44	(.14)	(.05)	(.19)	—	$11.37	3.97	$431	1.88	3.56	244.38
October 31, 2009 †	10.00	.32	.80	1.12	—	—	—	—	11.12	11.20*	109	1.62*	2.99*	48.15*

Class Y
October 31, 2010	$11.17	.46	.05	.51	(.16)	(.05)	(.21)	—	$11.47	4.64	$169,634	1.38	4.04	244.38
October 31, 2009 †	10.00	.40	.77	1.17	—	—	—	—	11.17	11.70*	60,759	1.19*	3.56*	48.15*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.03% and 0.46% based on average net assets for the period ended October 31, 2010 and October 31, 2009, respectively.

e Includes amounts paid through expense offset arrangements.


66	Prospectus	Prospectus	67

For more information about Putnam Absolute
Return 100 Fund, Putnam Absolute Return 300
Fund, Putnam Absolute Return 500 Fund and
Putnam Absolute Return 700 Fund


The funds’ SAI and annual and semi-annual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s Web site at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s Web site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.


Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513	SP104 266077 2/11

Putnam Absolute Return Funds	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

Putnam Absolute Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARYX

Putnam Absolute Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PYTRX

Putnam Absolute Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMYX

Putnam Absolute Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMYX

PUTNAM ABSOLUTE RETURN 100 FUND

PUTNAM ABSOLUTE RETURN 300 FUND

PUTNAM ABSOLUTE RETURN 500 FUND

PUTNAM ABSOLUTE RETURN 700 FUND

Each a Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

2/28/11

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the funds’ prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds’ annual reports or a prospectus dated February 28, 2011, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's Web site at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.


SAI_628 2011/02
SAI_629 2011/02
SAI_630 2011/02
SAI_631 2011/02


I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-36

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-53
MANAGEMENT	II-65
DETERMINATION OF NET ASSET VALUE	II-82
INVESTOR SERVICES	II-84
SIGNATURE GUARANTEES	II-87
REDEMPTIONS	II-87
SHAREHOLDER LIABILITY	II-88
DISCLOSURE OF PORTFOLIO INFORMATION	II-88
PROXY VOTING GUIDELINES AND PROCEDURES	II-90
SECURITIES RATINGS	II-90
CLAIMS-PAYING ABILITY RATINGS	II-94
APPENDIX A- PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-98
APPENDIX B - FINANCIAL STATEMENTS	II-114

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION


Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the Trust). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.


Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class are entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund.


Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. Each fund has also voluntarily undertaken to hold a shareholder meeting at least every five years. The most recent shareholder meeting was in 2009.


I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, each fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

I-4

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The funds will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of a fund (or the person designated by the Trustees of a fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The funds will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such an investment.

CHARGES AND EXPENSES

Management fees


Under a management contract effective February 1, 2010, each fund pays a monthly base fee to Putnam Investment Management, LLC (Putnam Management), the fund’s investment manager, at an annual rate (as a percentage of the fund’s average net assets for the month) that varies based on the average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding assets that are invested in other Putnam funds (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below.

In addition, as of each fund’s thirteenth complete calendar month from the fund’s commencement of operations, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month (the performance adjustment is unaffected by the new management contract). The performance adjustment is determined based on performance over the thirty-six month period then ended or, if the fund has not operated for thirty-six complete calendar months, the period from the fund’s commencement of operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The performance adjustment rate is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the benchmark index described below, each measured over the performance period. The maximum annualized performance adjustment rates are also set forth below.


I-5

The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.


The application of an expense limitation, if any, will have a positive effect on a fund’s performance and may result in an increase in the performance adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Putnam Management may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Putnam Management.


Putnam Absolute Return 100 Fund
0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.395% of any excess thereafter.

Benchmark	Maximum performance
adjustment rate
BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus	+/- 0.04%
1.00% (100 basis points)

Putnam Absolute Return 300 Fund
0.730% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.495% of any excess thereafter.

Benchmark	Maximum performance
adjustment rate
BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus	+/- 0.12%
3.00% (300 basis points)

I-6

Putnam Absolute Return 500 Fund
0.880% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.780% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.730% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.660% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.645% of any excess thereafter.

Benchmark	Maximum performance
adjustment rate
BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus	+/- 0.20%
5.00% (500 basis points)

Putnam Absolute Return 700 Fund
1.030% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.980% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.880% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.810% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.800% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.795% of any excess thereafter.

Benchmark	Maximum performance
adjustment rate
BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus	+/- 0.28%
7.00% (700 basis points)

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Under the funds’ prior management contract dated December 22, 2008, each fund paid a monthly base fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the month, at the annual rates set forth below. In addition, under the prior management contract, each fund was subject to (and remains subject to) a performance adjustment, described above, that was unaffected by the new management contract.

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Putnam Absolute Return 100 Fund

0.55% of the first $500 million of average net assets;

0.45% of the next $500 million of average net assets;

I-7

0.40% of the next $500 million of average net assets;

0.35% of the next $5 billion of average net assets;

0.325% of the next $5 billion of average net assets;

0.305% of the next $5 billion of average net assets;

0.29% of the next $5 billion of average net assets; and

0.28% of any excess thereafter.

Performance target: BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points (1.00%)

Maximum performance adjustment rate: +/- 4 basis points (0.04%)

Putnam Absolute Return 300 Fund

0.65% of the first $500 million of average net assets;

0.55% of the next $500 million of average net assets;

0.50% of the next $500 million of average net assets;

0.45% of the next $5 billion of average net assets;

0.425% of the next $5 billion of average net assets;

0.405% of the next $5 billion of average net assets;

0.39% of the next $5 billion of average net assets; and

0.38% of any excess thereafter.

Performance target: BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points (3.00%)

Maximum performance adjustment rate: +/- 12 basis points (0.12%)

Putnam Absolute Return 500 Fund

0.80% of the first $500 million of average net assets;

0.70% of the next $500 million of average net assets;

0.65% of the next $500 million of average net assets;

I-8

0.60% of the next $5 billion of average net assets;

0.575% of the next $5 billion of average net assets;

0.555% of the next $5 billion of average net assets;

0.54% of the next $5 billion of average net assets; and

0.53% of any excess thereafter.

Performance target: BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points (5.00%)

Maximum performance adjustment rate: +/- 20 basis points (0.20%)

Putnam Absolute Return 700 Fund

0.95% of the first $500 million of average net assets;

0.85% of the next $500 million of average net assets;

0.80% of the next $500 million of average net assets;

0.75% of the next $5 billion of average net assets;

0.725% of the next $5 billion of average net assets;

0.705% of the next $5 billion of average net assets;

0.69% of the next $5 billion of average net assets; and

0.68% of any excess thereafter.

Performance target: BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points (7.00%)

Maximum performance adjustment rate: +/- 28 basis points (0.28%)

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For the past two fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

			Amount of	Amount management
		Management	management	fee would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers

Absolute Return 100 Fund	2010	$1,283,467	$0	$1,283,467

	2009	$198,377	$187,415	$10,962

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			Amount of	Amount management
		Management	management	fee would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers

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Absolute Return 300 Fund	2010	$3,974,613	$0	$3,974,613

	2009	$360,581	$132,906	$493,487

			Amount of	Amount management
		Management	management	fee would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers

Absolute Return 500 Fund	2010	$3,463,183	$69,222	$3,532,405

	2009	$341,698	$317,397	$659,095

			Amount of	Amount management
		Management	management	fee would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers

Absolute Return 700 Fund	2010	$3,643,198	$101,907	$3,745,105

	2009	$236,446	$320,570	$557,016

The amount of management fee waived for the most recent fiscal year resulted from arrangements set forth in "Fund-specific expense limitation" below.

Fund-specific expense limitation. Effective November 1, 2010 through at least February 29, 2012, Putnam Management will waive fees (and, to the extent necessary, bear other expenses) of Absolute Return 100 Fund, Absolute Return 300 Fund, Absolute Return 500 Fund and Absolute Return 700 Fund to the extent that expenses of the fund (before any performance adjustment to the fund’s management fee and exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed 0.40%, 0.60%, 0.90% and 1.10%, respectively, of the fund’s average net assets. In addition, through October 31, 2010 Putnam Management waived fees (and to the extent necessary, bore other expenses) of Absolute Return 500 Fund and Absolute Return 700 Fund to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investment management contract and distribution plans) exceeded 0.450% of the fund’s average net assets. Please see “Management – The Management Contract” in Part II of this SAI for a description of other expense limitations that may apply to a fund.

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Brokerage commissions

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The following table shows brokerage commissions paid during the fiscal years indicated:

I-10

	Fiscal
	year	Brokerage commissions

Absolute Return 100
Fund	2010	$23,305

	2009	$2,091

	Fiscal
	year	Brokerage commissions

Absolute Return 300
Fund	2010	$78,322

	2009	$6,581

	Fiscal
	year	Brokerage commissions

Absolute Return 500
Fund	2010	$221,112

	2009	$48,207

	Fiscal
	year	Brokerage commissions

Absolute Return 700
Fund	2010	$220,782

	2009	$37,703

The brokerage commissions for the fund’s 2010 fiscal year were higher than the brokerage commissions for the fund’s 2009 fiscal year due to an increase in the assets of the funds.

The following table shows transactions placed with broker and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return 500
Fund	$241,819,770	7.02%	$150,401

	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return 700
Fund	$235,298,396	5.76%	$146,175

At the end of fiscal 2010, the funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):

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Fund name	Broker-dealer or affiliates	Value of securities held

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Putnam Absolute Return 100 Fund	Citigroup, Inc.	$687,517

Putnam Absolute Return 100 Fund	Goldman Sachs Group, Inc. (The)	$1,135,639

Putnam Absolute Return 100 Fund	JPMorgan Chase & Co	$626,280

Putnam Absolute Return 100 Fund	Morgan Stanley	$710,780

Putnam Absolute Return 300 Fund	Citigroup Inc.	$3,860,674

Putnam Absolute Return 300 Fund	Goldman Sachs Group, Inc. (The)	$2,867,438

Putnam Absolute Return 300 Fund	JPMorgan Chase & Co.	$1,027,099

Putnam Absolute Return 300 Fund	Morgan Stanley	$1,523,100

Putnam Absolute Return 500 Fund	Banc of America Securities, LLC	$2,135,616

Putnam Absolute Return 500 Fund	Barclays Capital, Inc.	$385,542

Putnam Absolute Return 500 Fund	Citibank, N.A.	$1,753,032

Putnam Absolute Return 500 Fund	Credit Suisse First Boston	$885,640

Putnam Absolute Return 500 Fund	Deutsche Bank Securities, Inc.	$403,549

Putnam Absolute Return 500 Fund	Goldman Sachs & Co.	$2,652,085

Putnam Absolute Return 500 Fund	JPMorgan Securities, Inc.	$2,700,567

Putnam Absolute Return 500 Fund	Morgan Stanley & Co.	$1,470,561

Putnam Absolute Return 700 Fund	Bank of America Corp	$1,255,933

Putnam Absolute Return 700 Fund	Barclays Capital, Inc.	$227,314

Putnam Absolute Return 700 Fund	Citigroup Global Markets, Inc.	$1,029,558

Putnam Absolute Return 700 Fund	Credit Suisse First Boston	$521,031

Putnam Absolute Return 700 Fund	Deutsche Bank Securities, Inc.	$237,931

Putnam Absolute Return 700 Fund	Goldman Sachs & Co.	$1,731,510

Putnam Absolute Return 700 Fund	JPMorgan Securities, Inc.	$1,757,828

Putnam Absolute Return 700 Fund	Morgan Stanley & Co.	$863,663

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Administrative expense reimbursement

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The funds reimbursed Putnam Management for administrative services during fiscal 2010, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

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	Total	Portion of total reimbursement for
Fund name	reimbursement	compensation and contributions

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Absolute Return 100
Fund	$11,927	$10,129

	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions

Absolute Return 300
Fund	$28,901	$24,545

	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions

Absolute Return 500
Fund	$21,175	$17,983

	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions

Absolute Return 700
Fund	$18,508	$15,718

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Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.

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The table below shows the value of each Trustee's holdings in the funds and in all of the Putnam Funds as of December 31, 2010.

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Name of Trustee	Dollar range of	Dollar range of	Dollar range of	Dollar range of	Aggregate dollar range
	Putnam Absolute	Putnam Absolute	Putnam Absolute	Putnam Absolute	of shares held in all of
	Return 100 Fund	Return 300 Fund	Return 500 Fund	Return 700 Fund	the Putnam funds
	shares owned	shares owned	shares owned	shares owned	overseen by Trustee

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

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*Barbara M.	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Baumann

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Jameson A. Baxter	$10,001-$50,000	$10,001-$50,000	over $100,000	$10,001-$50,000	over $100,000

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Charles B. Curtis	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

Paul L. Joskow	$1-$10,000	$1-$10,000	$50,001-$100,000	$50,001-$100,000	over $100,000

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Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

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Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000

George Putnam, III	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000	over $100,000

W. Thomas Stephens	over $100,000	over $100,000	$1-$10,000	$1-$10,000	over $100,000

**Robert L.	$1-$10,000	$1-$10,000	over $100,000	over $100,000	over $100,000
Reynolds

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* Ms. Baumann was elected to the Board of Trustees on July 1, 2010.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of each fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."

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Each independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund’s most recently completed fiscal year, are shown in the table below.

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Audit and Compliance Committee	11

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Board Policy and Nominating Committee	7

Brokerage Committee	6

Communications, Service and Marketing Committee+	2

Contract Committee	12

Distributions Committee	9

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Executive Committee	1

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Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Investment Oversight Committee C+	7
Investment Oversight Committee D+	7
Investment Oversight Committee E+	7

Investment Oversight Coordinating Committee+	4

Pricing Committee	7

+ As of July 1, 2010, the Board’s committee structure changed, resulting in the elimination of these committees.

The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2010, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:

Putnam Absolute Return 100 Fund

I-16

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$1,089	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)	$501	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	$1,102	$163	$110,500	$289,500

Charles B. Curtis/2001	$1,076	$113	$113,900	$279,500

Robert J. Darretta/2007	$1,102	N/A	N/A	$289,500

Myra R. Drucker/2004(4)(5)	$1,102	N/A	N/A	$289,500

John A. Hill/1985(4)(6)	$1,324	$278	$161,700	$346,063

Paul L. Joskow/1997(4)	$1,102	$109	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	$600	$218	$108,000	$180,000

Kenneth R. Leibler/2006	$1,102	N/A	N/A	$289,500

Robert E. Patterson/1984	$1,102	$158	$106,500	$289,500

George Putnam, III/1984	$1,102	$145	$130,300	$289,500

W. Thomas Stephens/1997(7)	$1,102	$120	$107,100	$289,500

Richard B. Worley/2004(5)	$1,076	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

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I-17

Putnam Absolute Return 300 Fund


		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$2,773	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)	$1,411	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	$2,800	$404	$110,500	$289,500

Charles B. Curtis/2001	$2,747	$279	$113,900	$279,500

Robert J. Darretta/2007	$2,800	N/A	N/A	$289,500

Myra R. Drucker/2004(4)(5)	$2,800	N/A	N/A	$289,500

John A. Hill/1985(4)(6)	$3,372	$688	$161,700	$346,063

Paul L. Joskow/1997(4)	$2,800	$270	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	$1,389	$539	$108,000	$180,000

Kenneth R. Leibler/2006	$2,800	N/A	N/A	$289,500

Robert E. Patterson/1984	$2,800	$390	$106,500	$289,500

George Putnam, III/1984	$2,800	$358	$130,300	$289,500

W. Thomas Stephens/1997(7)	$2,800	$298	$107,100	$289,500

Richard B. Worley/2004(5)	$2,747	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A


I-18

Putnam Absolute Return 500 Fund


		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$2,016	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)	$957	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	$2,039	$298	$110,500	$289,500

Charles B. Curtis/2001	$1,992	$206	$113,900	$279,500

Robert J. Darretta/2007	$2,039	N/A	N/A	$289,500

Myra R. Drucker/2004(4)(5)	$2,039	N/A	N/A	$289,500

John A. Hill/1985(4)(6)	$2,451	$508	$161,700	$346,063

Paul L. Joskow/1997(4)	$1,039	$200	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	$1,082	$398	$108,000	$180,000

Kenneth R. Leibler/2006	$2,039	N/A	N/A	$289,500

Robert E. Patterson/1984	$2,039	$288	$106,500	$289,500

George Putnam, III/1984	$2,039	$264	$130,300	$289,500

W. Thomas Stephens/1997(7)	$2,039	$219	$107,100	$289,500

Richard B. Worley/2004(5)	$1,992	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

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I-19

Putnam Absolute Return 700 Fund


		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$1,753	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)	$842	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	$1,772	$259	$110,500	$289,500

Charles B. Curtis/2001	$1,733	$179	$113,900	$279,500

Robert J. Darretta/2007	$1,772	N/A	N/A	$289,500

Myra R. Drucker/2004(4)(5)	$1,772	N/A	N/A	$289,500

John A. Hill/1985(4)(6)	$2,131	$441	$161,700	$346,063

Paul L. Joskow/1997(4)	$1,772	$173	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	$931	$346	$108,000	$180,000

Kenneth R. Leibler/2006	$1,772	N/A	N/A	$289,500

Robert E. Patterson/1984	$1,772	$250	$106,500	$289,500

George Putnam, III/1984	$1,772	$229	$130,300	$289,500

W. Thomas Stephens/1997(7)	$1,772	$191	$107,100	$289,500

Richard B. Worley/2004(5)	$1,733	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A


(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

I-20

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(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of October 31, 2010, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

Putnam Absolute Return 100 Fund: Ms. Baxter - $65; Ms. Drucker - $22; Mr. Hill - $236; Dr. Joskow - $58; and Dr. Kennan - $8.

Putnam Absolute Return 300 Fund: Ms. Baxter - $124; Ms. Drucker - $42 Mr. Hill - $449; Dr. Joskow - $110; and Dr. Kennan - $15.

Putnam Absolute Return 500 Fund: Ms. Baxter - $101; Ms. Drucker - $35; Mr. Hill - $366; Dr. Joskow - $90; and Dr. Kennan - $12.

Putnam Absolute Return 700 Fund: Ms. Baxter - $89; Ms. Drucker - $31; Mr. Hill - $323; Dr. Joskow - $79; and Dr. Kennan - $10.

(5) Dr. Kennan, Mr. Worley, and Ms. Drucker retired from the Board of Trustees of the Putnam funds on June 30, 2010, December 14, 2010, and January 30, 2011, respectively. Upon Dr. Kennan’s retirement, she became eligible to receive annual retirement benefit payments from the funds commencing on January 15, 2011.

(6) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was reelected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an “interested person” of each fund, Putnam Management and/or Putnam Retail Management.


I-21

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

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At January 31, 2011, the officers and Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of each fund except for class A shares of the Putnam Absolute Return 100 Fund, of which they owned 1.98%, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.


Putnam Absolute Return 100 Fund



Class	Shareholder name	Percentage
	and address	owned


Class A	Morgan Stanley Smith Barney	6.12%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class A	UBS WM USA	7.23%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawkenm NJ 07086-6761

I-22

Class	Shareholder name	Percentage
	and address	owned

Class A	Wells Fargo Advisors	10.65%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	MLPF&S	17.12%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	Wells Fargo Advisors	9.80%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	17.25%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class C	Wells Fargo Advisors	18.47%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	21.20%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class M	Primevest Financial Services	6.45%
	FBO Karl A. Copenhafer
	400 First Street So, Ste 300
	PO Box 283
	St. Cloud, MN 56302-0283

Class M	Morgan Stanley Smith Barney	20.31%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class M	Marie C. Franklin	22.59%
	683 Rt. 579
	Pittstown, NJ 08867

Class R	MG Trust Company	8.05%
	FBO Camp Hill Animal Hospital
	700 17th St. Ste 700
	Denver, CO 80202-3531

Class R	MG Trust Company	9.16%
	FBO Mann I’m Good Lawn Care
	700 17th St. Ste 300
	Denver, CO 80202-3531

Class R	MG Trust Company	9.31%
	FBO Stephen Burke, D.D.S, M.S., Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	12.20%
	FBO Environmental Process, Inc.
	700 17th St, Ste. 300
	Denver, CO 80202-3531

I-23

Class	Shareholder name	Percentage
	and address	owned

Class R	MG Trust Company	43.24%
	FBO Allergy Diagnostics
	700 17th St, Ste. 300
	Denver, CO 80202-3531

Class Y	LPL Financial	6.30%
	FBO: Customer Accounts
	Attn: Mutual Fund Operations
	PO Box 509046
	San Diego, CA 92150-9046

Class Y	Citigroup Global Markets Inc.	7.46%
	Attn: Cindy Tempesta
	7th Floor
	333 W. 34th St.
	New York, NY 10001-2402

Class Y	Wells Fargo Advisors	8.12%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	22.54%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl 3
	Jacksonville, FL 32246-6484


Putnam Absolute Return 300 Fund



Class	Shareholder name	Percentage
	and address	owned


Class A	Morgan Stanley Smith Barney	5.12%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class A	MLPF&S	7.52%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class A	Wells Fargo Advisors	8.93%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	UBS WM USA	15.10%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

I-24

Class	Shareholder name	Percentage
	and address	owned

Class B	MLPF&S	12.52%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	Wells Fargo Advisors	15.10%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	UBS WM USA	8.79%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class C	Wells Fargo Advisors	15.55%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	19.57%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class M	Wells Fargo Advisors	6.18%
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	Morgan Stanley Smith Barney	18.05%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

Class R	MG Trust Company	5.13%
	FBO Nova Services Inc.
	700 17th St. Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	5.33%
	FBO Alexander-Ench LLC
	700 17th St., Ste 300
	Denver, CO 80202-3531

Class R	MG Trust Company	5.65%
	FBO Johnson & Wood Insurance Services
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	Eric Compton	6.21%
	Compton Dental Center Retirement 401k Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class R	NFS	8.43%
	FBO FMTC TTEE / Gulf Shore Anesthesi / FBO Nicholas
	Jevric
	325 Cape Cod Dr.
	Corpus Christi, TX 78412-2620

Class R	NFS LLC	9.50%
	FBO State Street Bank & Trust TTEE / Waste Management
	Retirement Savings Plan / FBO Mel Panko
	901 Eddystone Cir.

I-25

Class	Shareholder name	Percentage
	and address	owned

	Naperville, IL 60565-6113

Class R	MG Trust Company	10.21%
	FBO Environmental Process Inc.
	700 17th St, Ste. 300
	Denver, CO 80202-3531

Class R	First Clearing LLC	17.54%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Charles Schwab & Co. Inc.	6.10%
	Clearing Account
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class Y	LPL Financial	6.29%
	FBO: Customer Accounts
	Attn: Mutual Fund Operations
	PO Box 509046
	San Diego, CA 92150-9046

Class Y	Wells Fargo Advisors	10.51%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	30.84%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484


Putnam Absolute Return 500 Fund



Class	Shareholder name	Percentage
	and address	owned

Class A	UBS WM USA	7.47%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Wells Fargo Advisors	8.70%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	7.36%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

I-26

Class	Shareholder name	Percentage
	and address	owned

Class B	Wells Fargo Advisors	10.08%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	Wells Fargo Advisors	9.79%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	14.72%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class M	Wells Fargo Advisors	24.17%
	2801 Market St.
	St. Louis, MO 63103-2523

Class R	Counsel Trust DBA MATC	5.47%
	FBO Scarlett Group 401k
	1251 Waterfront Pl, Ste. 525
	Pittsburgh, PA 15222-4228

Class R	MG Trust Company	6.58%
	FBO RTD Construction Inc.
	700 17th St., Ste 300
	Denver, CO 80202-3531

Class R	Morgan Stanley Smith Barney	6.84%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class R	Counsel Trust DBA MATC	7.21%
	Mark Nootens MD PC DEFBENE Plan
	1251 Waterfront Pl, Ste. 525
	Pittsburgh, PA 15222-4228

Class R	MG Trust Company	9.16%
	FBO Johnson & Wood Insurance Services
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	Counsel Trust DBA MATC	14.60%
	Abba Construction 401k Plan
	1251 Waterfront Pl, Ste. 525
	Pittsburgh, PA 15222-4228

Class Y	Wells Fargo Advisors	8.89%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	LPL Financial	9.82%
	FBO: Customer Accounts
	Attn: Mutual Fund Operations
	PO Box 509046
	San Diego, CA 92150-9046

Class Y	Merrill Lynch	22.17%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484


I-27

Putnam Absolute Return 700 Fund



Class	Shareholder name	Percentage
	and address	owned


Class A	Wells Fargo Advisors	7.47%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	Morgan Stanley Smith Barney	8.90%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

Class A	UBS WM USA	10.71%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class B	Wells Fargo Advisors	8.80%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	UBS WM USA	6.69%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class C	Wells Fargo Advisors	9.08%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	17.03%
	Attn: Fund Administration
	4800 Deer Lae Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class M	Wells Fargo Advisors	14.88%
	2801 Market St.
	St. Louis, MO 63103-2523

Class R	MG Trust Company	5.44%
	FBO Mark Ruthenberg Pension Planning
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	NFS LLC	10.24%
	FBO FMTC TTEE / TPMG Saving Plan / FBO Rodney S./
	Barron MD
	4609 LEI St.
	Fair Oaks, CA 95628-6017

Class R	Morgan Stanley Smith Barney	16.41%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

I-28

Class	Shareholder name	Percentage
	and address	owned

Class R	Counsel Trust DBA MATC	17.57%
	Mark Nootens MD PC DEFBENE Plan
	1251 Waterfront Pl, Ste. 525
	Pittsburgh, PA 15222-4228

Class R	Eric Compton	18.83%
	Compton Dental Center Retirement 401k Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class Y	Citigroup Global Markets, Inc.	5.72%
	Attn: Cindy Tempesta
	7th Floor
	333 W. 34th St.
	New York, NY 10001-2402

Class Y	LPL Financial	7.19%
	FBO: Customer Accounts
	Attn: Mutual Fund Operations
	PO Box 509046
	San Diego, CA 92150-9046

Class Y	Wells Fargo Advisors	8.82%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	21.94%
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484


Distribution fees


During fiscal 2010, the funds paid the following 12b-1 fees to Putnam Retail Management:


Fund name	Class A	Class B	Class C	Class M	Class R

Putnam Absolute	$301,288	$15,181	$517,263	$5,850	$824
Return 100 Fund

Putnam Absolute	$728,126	$67,352	$1,538,612	$21,959	$1,661
Return 300 Fund

Putnam Absolute	$572,599	$201,646	$959,602	$35,022	$3,409
Return 500 Fund

Putnam Absolute	$491,429	$125,361	$689,613	$21,288	$1,352
Return 700 Fund


I-29

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:


			Sales charges
			retained by
		Total front-	Putnam Retail	Contingent
	Fiscal	end sales	Management after	deferred sales
	year	charges	dealer concessions	charges

Absolute Return 100
Fund	2010	$353,708	$23,163	$30,984

	2009	$163,272	$16,263

			Sales charges
			retained by
		Total front-	Putnam Retail	Contingent
	Fiscal	end sales	Management after	deferred sales
	year	charges	dealer concessions	charges

Absolute Return 300
Fund	2010	$1,765,295	$99,161	$14,519

	2009	$752,396	$68,853	$0

			Sales charges
			retained by
		Total front-	Putnam Retail	Contingent
	Fiscal	end sales	Management after	deferred sales
	year	charges	dealer concessions	charges

Absolute Return 500
Fund	2010	$3,694,762	$616,701	$5

	2009	$1,876,509	$298,613	$0

			Sales charges
			retained by
		Total front-	Putnam Retail	Contingent
	Fiscal	end sales	Management after	deferred sales
	year	charges	dealer concessions	charges

Absolute Return 700
Fund	2010	$2,497,993	$405,042	$16,024

	2009	$1,331,159	$207,025	$0


Class B contingent deferred sales charges

I-30

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:


	Fiscal
	year	Contingent deferred sales charges

Absolute Return 100
Fund	2010	$2,607

	2009	$475

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 300
Fund	2010	$7,766

	2009	$1,905

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 500
Fund	2010	$35,283

	2009	$5,110

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 700
Fund	2010	$23,081

	2009	$4,487


Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:


	Fiscal
	year	Contingent deferred sales charges

Absolute Return 100
Fund	2010	$19,792

	2009	$3,883

I-31

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 300
Fund	2010	$63,244

	2009	$4,877

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 500
Fund	2010	$46,642

	2009	$7,466

	Fiscal
	year	Contingent deferred sales charges

Absolute Return 700
Fund	2010	$29,551

	2009	$3,444


Class M sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales charges
			retained by
			Putnam Retail
			Management	Contingent
		Total front-end	after dealer	deferred sales
Fund name	Fiscal year	sales charges	concessions	charges


Putnam Absolute	2010	$22,160	$1,332	$0
Return 100 Fund

	2009	$10,225	$1,116	$0

Putnam Absolute	2010	$94,148	$6,459	$0
Return 300 Fund

	2009	$23,000	$2,538	$0

Putnam Absolute	2010	$92,154	$15,861	$0
Return 500 Fund

	2009	$43,601	$7,858	$0

Putnam Absolute	2010	$41,497	$7,556	$0
Return 700 Fund

	2009	$33,916	$5,383	$0


Investor servicing fees

I-32


During the 2010 fiscal year, each fund incurred the following in fees for investor servicing provided by Putnam Investor Services, Inc.


Fund name	Investor Servicing Fees


Putnam Absolute Return 100 Fund	$366,609

Putnam Absolute Return 300 Fund	$909,431

Putnam Absolute Return 500 Fund	$1,697,431

Putnam Absolute Return 700 Fund	$1,479,825


PORTFOLIO MANAGERS

Other accounts managed


The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ portfolio managers managed as of the funds’ most recent fiscal year end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


Putnam Absolute Return 100 Fund


					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)


	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets


Rob A. Bloemker	19*	$13,994,700,000	23	$10,290,600,000	20**	$6,719,600,000

Carl Bell	3***	$2,901,800,000	6	$2,092,000,000	5	$509,900,000

D. William Kohli	7***	$7,853,000,000	9	$2,255,800,000	7	$3,140,700,000

Kevin F. Murphy	14*	$11,226,600,000	17	$7,933,400,000	12	$4,201,700,000

Michael V. Salm	13***	$6,793,500,000	9	$3,991,100,000	11	$3,794,500,000

Paul D. Scanlon	17***	$11,241,400,000	17	$2,512,400,000	5	$586,000,000

Raman Srivastava	14*	$5,721,400,000	18	$6,860,600,000	14	$5,624,300,000

* 4 accounts, with total assets of $1,830,600,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $106,900,000, pay an advisory fee based on account performance.

*** 2 accounts, with total assets of $1,290,000,000, pay an advisory fee based on account performance.


I-33

Putnam Absolute Return 300 Fund


					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)


	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets


Rob A. Bloemker	19*	$13,337,800,000	23	$10,290,600,000	20**	$6,719,600,000

Carl Bell	3***	$2,244,900,000	6	$2,092,000,000	5	$509,900,000

D. William Kohli	7***	$7,196,200,000	9	$2,255,800,000	7	$3,140,700,000

Kevin F. Murphy	14*	$10,569,700,000	17	$7,933,400,000	12	$4,201,700,000

Michael V. Salm	13***	$6,136,700,000	9	$3,991,100,000	11	$3,794,500,000

Paul D. Scanlon	17***	$10,584,600,000	17	$2,512,400,000	5	$586,000,000

Raman Srivastava	14*	$5,064,500,000	18	$6,860,600,000	14	$5,624,300,000

* 4 accounts, with total assets of $1,830,600,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $106,900,000, pay an advisory fee based on account performance.

*** 2 accounts, with total assets of $1,290,000,000, pay an advisory fee based on account performance.


Putnam Absolute Return 500 Fund


					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)


	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets


Jeffrey L. Knight	118*	$6,135,900,000	10	$2,539,300,000	1	$100,000

James A. Fetch	95*	$5,085,700,000	1	$1,455,000,000	2**	$443,400,000

Robert J. Kea	30*	$6,077,300,000	8	$2,209,400,000	1	$100,000

Robert J. Schoen	30*	$6,077,300,000	10	$2,539,300,000	1	$300,000

Jason R. Vaillancourt	7*	$5,027,100,000	1	$1,455,000,000	1	$100,000

* 2 accounts, with total assets of $1,218,200,000, pay an advisory fee based on account performance.

* 1 account, with total assets of $443,200,000, pays an advisory fee based on account performance.


I-34

Putnam Absolute Return 700 Fund


					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)


	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets


Jeffrey L. Knight	118*	$6,215,100,000	10	$2,539,300,000	1	$100,000

James A. Fetch	95*	$5,165,000,000	1	$1,455,000,000	2**	$443,400,000

Robert J. Kea	30*	$6,156,500,000	8	$2,209,400,000	1	$100,000

Robert J. Schoen	30*	$6,156,500,000	10	$2,539,300,000	1	$300,000

Jason R. Vaillancourt	7*	$5,106,300,000	1	$1,455,000,000	1	$100,000

* 2 accounts, with total assets of $1,218,200,000, pay an advisory fee based on account performance.

* 1 account, with total assets of $443,200,000, pays an advisory fee based on account performance.


See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers.


Putnam’s goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on each fund's pre-tax return relative to the BofA Merrill Lynch U.S. Treasury Bill Index.


I-35

Ownership of securities

The dollar range of shares of the funds owned by each portfolio manager at the end of the funds’ last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:


		Dollar range of shares
Fund name	Portfolio managers	owned


Putnam Absolute Return 100 Fund	Rob A. Bloemker	$0

	Carl Bell	$0

	D. William Kohli	$0

	Kevin F. Murphy	$0

	Michael V. Salm	$0

	Paul D. Scanlon	$0

	Raman Srivastava	$0

Putnam Absolute Return 300 Fund	Rob A. Bloemker	$0

	Carl Bell	$100,001 – 500,000


	D. William Kohli	$500-001-$1,000,000

	Kevin F. Murphy	$50,001-$100,000


	Michael V. Salm	$0

	Paul D. Scanlon	$0

	Raman Srivastava	$100,001 – 500,000


Putnam Absolute Return 500 Fund	Jeffrey L. Knight	$50,001 – 100,000


	James A. Fetch	$0

	Robert J. Kea	$0

	Robert J. Schoen	$0

	Jason R. Vaillancourt	$0


Putnam Absolute Return 700 Fund	Jeffrey L. Knight	$100,001-$500,000


	James A. Fetch	$0

	Robert J. Kea	$0

	Robert J. Schoen	$0

	Jason R. Vaillancourt	$10,001 – 50,000

I-36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Absolute Return 100 and 300 Funds


KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


Absolute Return 500 and 700 Funds


PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


I-37

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

February 22, 2011	II-1

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

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The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For Taxable and Tax-Free Income Funds only (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For Taxable and Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds, Putnam Absolute Return 500 Fund and Putnam	0.65%
Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income	0.40%
Fund and Putnam Money Market Fund):

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund	0.15%

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

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Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

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The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

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Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

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(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge

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adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

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Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

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Rate*	Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

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0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds currently making payments under a
class M distribution plan, and Putnam Absolute
Return 500 Fund and Putnam Absolute Return 700
Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

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Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund and Putnam Money Market Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

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Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

Banc of America Investment Services, Inc.	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets, Inc	NRP Financial, Inc.

Commonwealth Equity Services	Oppenheimer & Co. Inc.

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CUNA Brokerage Services, Inc.	PrimeVest Financial Services, Inc.
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CUSO Financial Services, L.P.	Raymond James & Associates, Inc.

Financial Network Investment Corporation	Raymond James Financial Services, Inc.

FSC Securities Corporation	RBC Capital Markets Corporation

Genworth Financial Securities Corp.	Robert W. Baird & Co. Incorporated

HD Vest Investment Securities, Inc.	Royal Alliance Associates

ING Financial Partners	Sagepoint Financial, Inc.

INVEST Financial Corporation	Securities America Financial Corporation, Inc.

Investment Centers of America, Inc.	SII Investments

Janney Montgomery Scott LLC	SunTrust Investment Services, Inc.

Lincoln Financial Advisors Corp.	Tower Square Securities, Inc.

Lincoln Financial Securities Corporation	U.S. Bancorp Investments, Inc.

Lincoln Investment Planning, Inc.	UBS Financial Services Inc.

LPL Financial Corporation	UVEST Financial Services, Inc.

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MMC Securities Corp.	Walnut Street Securities, Inc.

M&T Securities, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Investments, LLC

Additional dealers may receive marketing support payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

CompuSys/Erisa Group	Nationwide Life Insurance Company

Correll Co.	Newport Retirement Services, Inc.

CPI Qualified Plan Consultants, Inc.	NYLIFE Distributors LLC

DailyAccess Corporation	Paychex Securities Corporation

Digital Retirement Solutions	Pershing LLC

Dyatech, LLC	Plan Administrators, Inc.

ExpertPlan, Inc.	The Princeton Retirement Group, Inc.

FASCore, LLC	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Prudential Investment Management Services LLC

Genworth Life and Annuity Insurance Co.	Prudential Investments LLC

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Co.	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company, Inc.	TD AMERITRADE Trust Company

July Business Services	The Prudential Insurance Company of America

Leggette & Company, Inc.	The Vanguard Group Inc.

Lincoln Retirement Services Co LLC	VALIC Retirement Services Company

ML Life Insurance Company of New York	Wachovia Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Company

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Merrill Lynch Life Insurance Company	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT –Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

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Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however,

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Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in

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the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its

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obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index

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remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

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The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A

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call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency

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transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

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Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

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Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.

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The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

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The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

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Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the

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facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of

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course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

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The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-

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term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

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The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

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At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

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Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities,

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subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

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Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

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Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

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If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, such security at a fixed time and price (representing the fund's cost plus interest (or, for repurchase agreements with respect to securities to be sold short, the cost of “borrowing” the security)). It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

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Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be

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sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay

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principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based

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on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and

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“—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

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Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be

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reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be

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treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income

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and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on

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which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be

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substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

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For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual

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interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

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Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration

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dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period

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beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual

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foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

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Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury previously
	MacKay Shields (a	served as Director and on the Compensation
	multi-product	Committee of MaxIndia/New York Life Insurance
	investment management	Company in India. Mr. Akhoury is also a Trustee of
	firm with AUM over $40	the Rubin Museum, serving on the Investment
	billion) from 1992 to	Committee, and of American India Foundation. Mr.
	2007.	Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and Cody Resources
	and direct investor in	Management, LLP (a privately held energy,
	energy assets.	ranching and commercial real estate company). She
is a Trustee of Mount Holyoke College and Co-
Chair of the Board’s Finance Committee. She is a
former Chair of the Board, and a current Board
member, of Girls Inc. of Metro Denver, and serves
on the Finance Committee of The Children’s
Hospital of Denver. Prior to 2003, Ms. Baumann
was Executive Vice President of Associated Energy
Managers, LLC, (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

global energy company Amoco Corporation and its
successor, BP, most recently serving as Commercial
Operations Manager of its Western Business Unit.

Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals Inc. and Chairman of
1943), Trustee since 1994 and	Associates, Inc., (a	the Mutual Fund Directors Forum. Until 2007, Ms.
Vice Chairman since 2005	private investment firm).	Baxter was a Director of Banta Corporation (a
printing and supply chain management company),
Ryerson, Inc. (a metals service company) and
Advocate Health Care. She has also served as a
director on a number of other boards including
BoardSource (formerly the National Center for
Nonprofit Boards), Intermatic Corporation (a
manufacturer of energy control products) and MB
Financial. She is Chairman Emeritus of the Board
of Trustees, Mount Holyoke College. Ms. Baxter is
also a graduate of Mount Holyoke College.

Charles B. Curtis (Born	President Emeritus,	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Nuclear Threat Initiative	National Petroleum Council. Mr. Curtis also serves
	(a private foundation	as a Director of Edison International and Southern
	dealing with national	California Edison. Until 2006, Mr. Curtis served as
	security issues) and	a member of the Trustee Advisory Council of the
	serves as Senior Advisor	Applied Physics Laboratory, Johns Hopkins
	to the United Nations	University. Mr. Curtis is an attorney with over 15
	Foundation and as	years in private practice and 19 years in various
	Senior Advisor to the	positions in public service, including service at the
	Center for Strategic and	Department of Treasury, the U.S. House of
	International Studies.	Representatives, the Securities and Exchange
	Previously, President	Commission, the Federal Energy Regulatory
	and Chief Operating	Commission and the Department of Energy.
Officer, Nuclear Threat
Initiative.

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Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.
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John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman since 2000	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics and	telecommunications infrastructure). Prior to July,
	Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chair and served as the
1945), Trustee since 1984	Properties, L.P. and Co-	President and as a Trustee of the Joslin Diabetes
	Chairman of Cabot	Center. Prior to December 2001 and June 2003, Mr.
	Properties, Inc. (a	Patterson served as the President and as a Trustee of
	private equity firm	Cabot Industrial Trust (a publicly-traded real estate
	investing in commercial	investment group) and the Sea Education
	real estate	Association, respectively. Prior to 1998, he was
Executive Vice President and Director of
Acquisitions of Cabot Partners Limited Partnership
(a registered investment adviser involved in
institutional and real estate investments). Prior to
1990, he served as Executive Vice President of
Cabot & Forbes Realty Advisers, Inc. (the
predecessor company of Cabot Partners). Mr.
Patterson is a graduate of Harvard College and
Harvard Law School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of St.
	Inc. (a publisher of	Mark’s School, a Trustee of Epiphany School and a
	financial advisory and	Trustee of the Marine Biological Laboratory. Until
	other research services)	2006, Mr. Putnam was a Trustee of Shore Country
	and President of New	Day School. Until 2002, he was a Trustee of the Sea
	Generation Advisors,	Education Association. Mr. Putnam is a graduate of
	LLC (a registered	Harvard College, Harvard Business School and
	investment adviser to	Harvard Law School.
private funds), which are
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2004, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Xcel Energy Incorporated (a
	Officer of Boise	public utility company), Qwest Communications and
	Cascade, LLC (a paper,	Norske Canada, Inc. (a paper manufacturer). Until
	forest product and	2003, Mr. Stephens was a Director of Mail-Well,
	timberland assets	Inc. (a diversified printing company). Prior to July
	company).	2001, Mr. Stephens was Chairman of Mail-Well.
Mr. Stephens holds a B.S. and M.S. degrees from
the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National

II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2010, there were 104 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

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Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

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

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

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Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.


Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

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

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

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Name, Address[1] , Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Executive Vice		Funds.
President, Principal Executive
Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.
and Principal Financial Officer

Janet C. Smith	Since 2007	Managing Director, Putnam Investments and
(Born 1965), Vice President,		Putnam Management.
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.

Robert R. Leveille	Since 2007	Managing Director, Putnam Investments, Putnam
(Born 1969), Vice President		Management and Putnam Retail Management
and Chief Compliance Officer

Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments, Putnam
(Born 1962), Vice President		Retail Management
and BSA Compliance Officer

Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments and
(Born 1955), Vice President		Putnam Management.
and Chief Legal Officer

James P. Pappas	Since 2004	Managing Director, Putnam Investments and
(Born 1953), Vice President		Putnam Management.

Judith Cohen[4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The
(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Michael Higgins[4]	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
(Born 1976), Vice President,		Senior Financial Analyst, Old Mutual Asset
Senior Associate Treasurer,		Management (2007-2008); Senior Financial Analyst,
Assistant Clerk		Putnam Investments (1999-2007).

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

Susan G. Malloy	Since 2007	Managing Director, Putnam Management.
(Born 1957),Vice President
and Assistant Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. Independent Trustees currently serve as chair and vice-chair of the Board.

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Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

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Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Patterson (Chairperson), Darretta, Hill and Leibler, and Ms. Baumann.

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Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baxter (Chairperson), Dr. Joskow, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Darretta, Hill, Leibler and Patterson.

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Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

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Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Leibler (Chairperson), Darretta, Hill and Patterson, and Ms. Baumann.

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Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2011, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

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The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Effective January 1, 2007, Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the

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fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

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• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are

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reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage

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and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

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Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2011, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

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Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our Web site or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam Web site at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

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Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

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Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund or Putnam Tax Exempt Money Market Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

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Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

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SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

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Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments Website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s Website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments Web site, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectus for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

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In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

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Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

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AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

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Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

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A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the

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recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against such proposals if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote to require companies to present advisory “say-on-pay” proposals to shareholders on an annual basis.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing,

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executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides

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companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of

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financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee

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retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results

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or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees will also consider whether a company’s severance payment and performance-based compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. In addition, as the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Election of Directors

Germany

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► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

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► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

Corporate Governance

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

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► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via Web site posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

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Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted December 10, 2010

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

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For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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Appendix B

Financial statements (excerpted from the most recent annual report)

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Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 500 and 700 Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 500 and 700 Funds (the “funds”) at October 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2010

24

The funds’ portfolios 10/31/10

MORTGAGE-BACKED SECURITIES*	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 07-1, Class 2A1, 5.668s, 2037	$512,399	$315,566	$1,142,349	$703,527

Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3, 6.302s, 2014	983,000	1,088,285	—	—
FRB Ser. 07-4, Class A3, 5.808s, 2051	1,695,000	1,863,314	—	—
Ser. 07-2, Class A2, 5.634s, 2049	3,961,000	4,084,644	—	—
Ser. 07-5, Class A3, 5.62s, 2051	392,000	416,152	355,000	376,872
Ser. 06-4, Class A2, 5.522s, 2046	1,859,000	1,893,124	—	—
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,958,000	1,971,189	1,244,000	1,252,379
Ser. 06-6, Class A2, 5.309s, 2045	1,429,000	1,460,713	927,000	947,572
Ser. 07-1, Class XW, IO, 0.285s, 2049	5,267,497	70,673	4,676,347	62,742

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.734s, 2035	5,853,642	43,905	4,885,179	36,641
Ser. 04-4, Class XC, IO, 0.243s, 2042	7,231,841	114,340	6,419,118	101,491

Banc of America Funding Corp. FRB
Ser. 07-6, Class A1, 0.29s, 2037	855,850	602,176	1,063,142	748,027

Barclays Capital, LLC Trust FRB
Ser. 07-AA1, Class 2A1, 0.436s, 2037	801,811	478,926	1,709,822	1,021,285

Bear Stearns Alt-A Trust
Ser. 06-4, Class 22A1, 5.65s, 2036	661,819	326,078	1,520,319	749,061
FRB Ser. 06-2, Class 24A1, 5.637s, 2036	1,263,644	815,050	1,409,048	908,836
FRB Ser. 05-9, Class 11A1, 0.516s, 2035	939,809	535,691	—	—

Bear Stearns Alt-A Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.72s, 2046	657,623	440,608	934,455	626,085

Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.556s, 2037	500,726	252,867	693,424	350,179
FRB Ser. 06-IM1, Class A1, 0.486s, 2036	411,951	216,274	421,450	221,261

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	1,867,000	1,928,555	423,000	436,946
Ser. 06-PW13, Class A2, 5.426s, 2041	1,614,000	1,647,201	1,897,000	1,936,023
Ser. 07-PW15, Class A4, 5.331s, 2044	1,097,000	1,142,064	—	—
Ser. 05-PWR9, Class A2, 4.735s, 2042	278,852	280,227	489,501	491,916

Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.432s, 2037	287,873	201,343	284,473	198,964

Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.091s, 2049	331,000	354,709	166,000	177,891
FRB Ser. 07-C6, Class A3, 5.698s, 2049	1,477,000	1,577,064	—	—

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A, 5.627s, 2035	—	—	372,391	248,571
FRB Ser. 07-6, Class 1A3A, 5.43s, 2046	246,404	130,594	214,099	113,473
FRB Ser. 06-AR7, Class 2A2A, 5.38s, 2036	577,243	329,028	697,593	397,628

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	579,000	620,647	—	—
Ser. 06-CD2, Class A2, 5.408s, 2046	832,781	835,979	1,158,363	1,162,811

25

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
Principal amount		Value	Principal amount	Value

Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	$—	$—	$231,000	$240,741
Ser. 06-C8, Class A3, 5.308s, 2046	2,578,000	2,699,318	—	—
Ser. 06-C8, Class A2B, 5.248s, 2046	278,000	287,681	380,000	393,234

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037	493,662	285,485	663,011	383,419
Ser. 07-16CB, Class 4A7, 6s, 2037	339,581	254,686	785,657	589,243
Ser. 06-45T1, Class 2A5, 6s, 2037	429,396	326,341	565,529	429,802
Ser. 06-41CB, Class 1A7, 6s, 2037	485,273	349,396	636,452	458,245
Ser. 06-2CB, Class A11, 6s, 2036	130,108	88,067	124,167	84,046
Ser. 05-80CB, Class 2A1, 6s, 2036	204,510	157,473	194,873	150,052
Ser. 05-50CB, Class 3A1, 6s, 2035	548,495	358,771	809,949	529,788
FRB Ser. 07-HY4, Class 4A1, 5.634s, 2047	626,811	442,361	857,628	605,256
FRB Ser. 05-9CB, Class 1A1, 0.756s, 2035	434,138	329,571	601,348	456,507
FRB Ser. 06-23CBC, Class 2A5, 0.656s, 2036	236,289	114,600	243,171	117,938
FRB Ser. 06-18CB, Class A7, 0.606s, 2036	590,131	341,007	783,628	452,820
FRB Ser. 06-24CB, Class A13, 0.606s, 2036	390,155	243,115	489,436	304,980

Countrywide Home Loans
FRB Ser. 06-HYB3, Class 2A1A, 5.505s, 2036	804,271	611,948	922,224	701,695
FRB Ser. 06-HYB2, Class 2A1B, 5.272s, 2036	1,113,804	746,249	1,458,184	976,983
FRB Ser. 04-HYB6, Class A2, 3.107s, 2034	622,791	529,372	1,403,286	1,192,793

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.655s, 2035	569,778	83,091	774,252	112,910
Ser. 05-R3, Class AS, IO, 5.506s, 2035	1,766,853	234,108	3,020,587	400,228
Ser. 06-R1, Class AS, IO, 5.471s, 2036	4,627,842	514,847	5,590,903	621,988
Ser. 05-R2, Class 1AS, IO, 5.303s, 2035	2,104,370	284,041	3,413,462	460,738
FRB Ser. 05-R3, Class AF, 0.656s, 2035	—	—	49,732	42,273

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.214s, 2041	2,546,000	2,675,752	290,000	304,779
Ser. 07-1, Class 1A4, 6.131s, 2037	394,560	253,751	792,931	509,954
Ser. 06-6, Class 1A4, 6s, 2036	1,130,410	676,550	2,485,601	1,487,632
Ser. 07-1, Class 1A1A, 5.942s, 2037	142,986	88,651	189,651	117,583
FRB Ser. 06-C3, Class A2, 5.826s, 2038	319,000	322,445	550,000	555,940
Ser. 07-C5, Class AAB, 5.62s, 2040	1,788,000	1,918,356	—	—
Ser. 07-C5, Class A2, 5.589s, 2040	1,089,000	1,125,830	—	—
Ser. 07-C2, Class A2, 5.448s, 2049	2,220,000	2,278,252	2,278,000	2,337,774

CS First Boston Mortgage
Securities Corp. FRB Ser. 05-C4,
Class A3, 5.12s, 2038	1,083,000	1,121,987	1,292,000	1,338,511

CS First Boston Mortgage
Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.735s, 2038	8,412,069	301,457	9,153,542	328,029
Ser. 04-C4, Class AX, IO, 0.379s, 2039	4,016,571	91,260	3,462,343	78,668
Ser. 05-C1, Class AX, IO, 0.147s, 2038	27,112,418	267,524	25,995,708	256,505

CWCapital Cobalt
Ser. 07-C3, Class A2, 5.933s, 2046	2,174,000	2,267,822	—	—
Ser. 07-C2, Class A2, 5.334s, 2047	60,327	62,813	—	—

Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.446s, 2037	428,090	239,730	489,912	274,351

26

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Federal National Mortgage Association
IFB Ser. 10-100, Class CS, IO,
6.394s, 2040	$4,389,434	$655,284	$6,824,993	$1,018,881
IFB Ser. 10-100, Class QS, IO,
6.394s, 2040	1,984,933	338,462	2,553,306	435,378
IFB Ser. 10-100, Class SD, IO,
6.324s, 2040	12,752,706	1,875,657	18,691,927	2,749,192
IFB Ser. 10-35, Class SG, IO,
6.144s, 2040	7,128,301	1,043,156	7,086,426	1,037,028
IFB Ser. 10-123, Class SL, IO,
5.813s, 2040	17,246,000	2,387,493	26,751,000	3,703,342
Ser. 10-98, Class DI, IO, 5s, 2040	461,658	74,784	496,184	80,377
Ser. 09-31, Class PI, IO, 5s, 2038	2,865,055	402,349	2,846,408	399,730
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	9,443,771	678,771	12,994,822	934,003
IFB Ser. 05-74, Class NK, 26.219s, 2035	96,712	153,063	95,871	151,732
IFB Ser. 05-95, Class OP, 19.564s, 2035	154,395	231,754	154,395	231,754
IFB Ser. 03-W6, Class 4S, IO,
7.344s, 2042	1,214,978	241,538	1,907,565	379,224
IFB Ser. 04-W2, Class 1A3S, IO,
6.894s, 2044	48,349	4,774	40,979	4,047
IFB Ser. 05-59, Class KS, IO,
6.444s, 2035	133,733	20,417	4,669,746	712,938
IFB Ser. 05-104, Class SI, IO,
6.444s, 2033	1,138,888	150,243	969,498	127,897
IFB Ser. 05-51, Class WS, IO,
6.374s, 2035	232,567	36,946	206,512	32,807
IFB Ser. 10-27, Class BS, IO,
6.194s, 2040	4,281,820	588,953	6,090,165	837,687
IFB Ser. 07-30, Class OI, IO,
6.184s, 2037	2,285,581	370,013	2,646,462	428,436
IFB Ser. 08-11, Class SC, IO,
6.024s, 2038	265,634	39,649	245,031	36,573
IFB Ser. 09-88, Class SA, IO,
5.944s, 2039	325,864	41,131	286,125	36,115
IFB Ser. 09-12, Class DI, IO,
5.774s, 2037	8,091,637	1,196,268	12,020,997	1,777,184
Ser. 06-W3, Class 1AS, IO, 5.773s, 2046	116,133	17,606	271,846	41,212
Ser. 06-W2, Class 1AS, IO, 5.771s, 2036	799,424	92,933	1,599,259	185,914
Ser. 07-W1, Class 1AS, IO, 5.519s, 2046	1,523,378	216,479	2,030,848	288,593
Ser. 10-21, Class IP, IO, 5s, 2039	1,454,808	210,947	2,283,507	331,109
IFB Ser. 05-W2, Class A2, IO,
4.954s, 2035	599,548	72,797	1,024,973	124,452
Ser. 98-W2, Class X, IO, 2.338s, 2028	696,874	32,913	591,782	27,949
Ser. 03-W12, Class 2, IO, 2.23s, 2043	499,287	38,184	678,304	51,875
Ser. 03-W12, Class 1IO2, IO,
1.986s, 2043	5,669,050	399,015	7,500,652	527,932
Ser. 98-W5, Class X, IO, 1.737s, 2028	293,127	13,097	248,920	11,122
Ser. 03-W10, Class 1, IO, 1.665s, 2043	361,327	21,020	490,928	28,560
Ser. 03-W8, Class 12, IO, 1.64s, 2042	353,435	16,371	480,015	22,234
Ser. 03-W17, Class 12, IO, 1.137s, 2033	1,906,478	75,819	2,590,926	103,039
FRB Ser. 07-80, Class F, 0.956s, 2037	49,015	48,999	—	—
Ser. 03-T2, Class 2, IO, 0.811s, 2042	6,743,327	182,522	8,339,426	225,724

27

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Federal National Mortgage Association
FRB Ser. 06-3, Class FY, 0.756s, 2036	$35,092	$35,107	$30,102	$30,114
Ser. 01-T12, Class IO, 0.565s, 2041	4,641,878	95,376	6,306,371	129,577
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,051,661	—	893,194	—
Ser. 08-36, Class OV, PO, zero %, 2036	—	—	65,864	51,458
FRB Ser. 06-115, Class SN, zero %, 2036	333,252	308,203	493,769	456,654
FRB Ser. 06-104, Class EK, zero %, 2036	79,200	75,489	112,991	107,698
FRB Ser. 05-117, Class GF, zero %, 2036	—	—	70,047	68,857

Federal Home Loan Mortgage Corp.
IFB Ser. T-56, Class 3ASI, IO, 7.244s, 2043	127,800	26,545	218,496	45,384
Ser. T-8, Class A9, IO, 0.322s, 2028	405,792	6,015	344,618	5,108
Ser. T-59, Class 1AX, IO, 0.271s, 2043	886,428	7,479	752,718	6,351
Ser. T-48, Class A2, IO, 0.212s, 2033	1,211,235	9,214	1,028,553	7,824
FRB Ser. T-54, Class 2A, IO, zero %, 2043	511,564	—	434,452	—
IFB Ser. 2976, Class KL, 23.444s, 2035	292,399	447,034	409,359	625,848
IFB Ser. 2990, Class LB, 16.291s, 2034	286,357	376,900	400,900	527,660
IFB Ser. 3151, Class SI, IO, 6.894s, 2036	525,842	88,982	449,130	76,001
IFB Ser. 3157, Class SA, IO, 6.894s, 2036	3,020,319	576,217	3,590,191	684,937
IFB Ser. 3208, Class PS, IO, 6.844s, 2036	3,019,435	471,730	3,031,880	473,674
IFB Ser. 3050, Class SI, IO, 6.494s, 2034	4,567,741	702,152	4,554,667	700,142
IFB Ser. 3117, Class SI, IO, 6.444s, 2036	5,155,809	824,930	6,157,002	985,120
IFB Ser. 3398, Class SI, IO, 6.394s, 2036	2,580,846	337,962	3,318,231	434,522
IFB Ser. 2990, Class SR, IO, 6.394s, 2035	2,896,296	424,076	3,314,475	485,305
IFB Ser. 3145, Class GI, IO, 6.344s, 2036	2,551,555	395,345	3,005,165	465,628
IFB Ser. 3055, Class MS, IO, 6.344s, 2035	3,632,403	587,360	4,156,413	672,092
IFB Ser. 3677, Class KS, IO, 6.294s, 2040	2,509,323	376,326	3,432,723	514,809
IFB Ser. 3346, Class SC, IO, 6.294s, 2033	7,054,349	999,672	7,459,892	1,057,141
IFB Ser. 3346, Class SB, IO, 6.294s, 2033	2,654,011	374,720	2,306,455	325,648
IFB Ser. 3303, Class SD, IO, 5.834s, 2037	2,536,304	308,248	3,285,666	399,321
IFB Ser. 3309, Class SG, IO, 5.814s, 2037	2,282,446	305,990	2,941,820	394,388
Ser. 2815, Class GS, 5.744s, 2034	2,348,754	272,758	3,049,259	354,106
IFB Ser. 3725, Class CS, IO, 5.744s, 2040	6,681,489	960,598	17,435,579	2,506,713
Ser. 3672, Class PI, IO, 5 1/2s, 2039	1,749,568	332,908	2,339,726	445,203
Ser. 3707, Class IK, IO, 5s, 2040	287,574	49,500	309,390	53,255
Ser. 3645, Class ID, IO, 5s, 2040	629,609	91,344	955,301	138,595
Ser. 3707, Class EI, IO, 5s, 2038	—	—	17,044,715	2,931,350
Ser. 3687, Class CI, IO, 5s, 2038	—	—	3,861,570	636,232
Ser. 3680, Class KI, IO, 5s, 2038	8,927,220	1,450,048	12,399,458	2,014,044
Ser. 3632, Class CI, IO, 5s, 2038	808,465	121,076	1,226,430	183,670
Ser. 3626, Class DI, IO, 5s, 2037	594,986	57,416	902,711	87,112
Ser. 3653, Class CI, IO, 5s, 2036	8,925,892	932,309	10,661,530	1,113,597
Ser. 3623, Class CI, IO, 5s, 2036	531,760	50,517	806,835	76,649
Ser. 3663, Class BI, IO, 4 1/2s, 2024 F	6,858,189	636,688	9,055,876	840,713
Ser. 3745, Class IM, IO, 4s, 2035	2,733,000	313,441	—	—
Ser. 3738, Class MI, IO, 4s, 2034	26,390,000	2,952,381	35,680,000	3,991,700
Ser. 3736, Class QI, IO, 4s, 2034	4,737,000	494,401	—	—
Ser. 3707, Class HI, IO, 4s, 2023	763,779	55,137	821,935	59,335
FRB Ser. 3190, Class FL, 1.056s, 2032	38,647	38,681	—	—
FRB Ser. 3350, Class FK, 0.856s, 2037	35,620	35,636	—	—
Ser. 3206, Class EO, PO, zero %, 2036	184,696	163,537	—	—

28

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3175, Class MO, PO, zero %, 2036	$130,882	$114,957	$—	$—
FRB Ser. 3047, Class BD, zero %, 2035	91,036	89,790	—	—

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	955,055	—	—
FRB Ser. 06-C1, Class A2, 5.335s, 2044	942,000	946,399	1,127,000	1,132,263

GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.119s, 2043	24,762,334	203,546	21,399,955	175,908

Government National Mortgage Association
IFB Ser. 09-77, Class CS, IO, 6.744s, 2038	1,943,131	277,293	2,564,933	366,026
IFB Ser. 09-61, Class SA, IO, 6.444s, 2039	2,405,097	273,508	5,462,722	621,221
IFB Ser. 10-98, Class CS, IO, 6.444s, 2038	574,442	96,615	618,171	103,970
IFB Ser. 10-98, Class SA, IO, 6.444s, 2038	556,153	93,133	597,865	100,118
IFB Ser. 10-32, Class SP, IO, 6.444s, 2036	765,575	89,733	824,024	96,584
IFB Ser. 10-113, Class PS, IO, 6.444s, 2035	3,171,864	501,630	—	—
IFB Ser. 10-125, Class CS, IO, 6.394s, 2040	4,161,835	677,274	—	—
IFB Ser. 10-85, Class SA, IO, 6.394s, 2040	240,172	38,178	257,746	40,971
IFB Ser. 10-85, Class AS, IO, 6.394s, 2039	787,101	120,505	846,505	129,600
IFB Ser. 10-113, Class SB, IO, 6.394s, 2039	3,663,003	637,472	12,888,823	2,243,042
IFB Ser. 10-113, Class AS, IO, 6.394s, 2039	556,270	94,599	599,136	101,889
IFB Ser. 10-85, Class SD, IO, 6.394s, 2038	525,264	79,914	564,758	85,922
Ser. 10-98, Class HS, IO, 6.344s, 2040	10,997,192	1,560,282	15,467,235	2,194,491
Ser. 10-98, Class TS, IO, 6.344s, 2040	9,223,179	1,616,639	12,972,803	2,273,873
IFB Ser. 10-98, Class QS, IO, 6.344s, 2040	745,077	114,190	801,703	122,869
IFB Ser. 10-98, Class YS, IO, 6.344s, 2039	770,893	116,906	828,511	125,644
IFB Ser. 10-47, Class HS, IO, 6.344s, 2039	358,019	56,349	385,483	60,671
IFB Ser. 10-31, Class HS, IO, 6.344s, 2039	2,491,571	361,375	—	—
IFB Ser. 10-68, Class SD, IO, 6.324s, 2040	3,973,918	606,209	3,159,033	481,900
IFB Ser. 10-58, Class LS, IO, 6.294s, 2039	8,095,356	1,156,695	6,170,848	881,714
IFB Ser. 10-42, Class SP, IO, 6.294s, 2039	3,366,183	500,019	4,053,339	602,090
IFB Ser. 10-31, Class PS, IO, 6.294s, 2038	5,806,655	889,942	8,575,262	1,314,265
IFB Ser. 10-60, Class S, IO, 6.244s, 2040	2,743,893	375,392	3,745,909	512,478
IFB Ser. 10-50, Class LS, IO, 6.244s, 2040	2,289,206	309,615	2,665,003	360,442
IFB Ser. 09-104, Class KS, IO, 6.244s, 2039	581,892	63,490	510,274	55,676
IFB Ser. 10-53, Class SA, IO, 6.244s, 2039	1,970,986	282,145	2,465,200	352,891
IFB Ser. 10-31, Class GS, IO, 6.244s, 2039	2,691,639	396,882	2,522,801	371,987
IFB Ser. 10-2, Class SA, IO, 6.244s, 2037	839,816	105,708	903,234	113,690
IFB Ser. 10-62, Class SD, IO, 6.234s, 2040	2,667,055	360,052	2,215,945	299,153
IFB Ser. 10-67, Class SE, IO, 6.194s, 2040	11,646,171	1,566,177	16,358,984	2,199,956
IFB Ser. 09-101, Class SB, IO,
6.194s, 2039	5,446,412	599,759	5,404,394	595,132
Ser. 10-47, Class AS, IO, 6.184s, 2040	5,864,722	781,181	5,900,394	785,933
IFB Ser. 10-24, Class BS, IO, 6.174s, 2038	15,908,883	2,329,160	22,116,450	3,237,986
IFB Ser. 09-103, Class SW, IO,
6.144s, 2037	10,699,680	1,300,546	10,765,392	1,308,533
Ser. 10-85, Class JS, IO, 6.08s, 2040	4,940,838	682,972	4,971,894	687,265
IFB Ser. 10-26, Class QS, IO,
5.994s, 2040 F	5,483,605	808,624	6,386,264	941,732
IFB Ser. 09-58, Class AS, IO, 5.994s, 2039	3,238,648	352,495	5,798,094	631,065
IFB Ser. 10-113, Class DS, IO, 5.844s, 2039	8,522,331	1,147,447	5,663,959	762,595
IFB Ser. 10-116, Class SL, IO, 5.794s, 2039	2,079,572	321,044	—	—

29

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Government National Mortgage Association
Ser. 10-151, Class SA, IO, 5.79s, 2040 Δ	$3,315,000	$502,057	$3,397,000	$514,476
IFB Ser. 10-98, Class ST, IO,
5.744s, 2040	12,005,540	1,476,561	—	—
IFB Ser. 09-55, Class SN, IO,
5.744s, 2039	12,356,403	1,194,988	12,322,069	1,191,667
IFB Ser. 10-50, Class YS, IO,
5.744s, 2038	9,883,215	1,162,167	13,728,684	1,614,356
IFB Ser. 10-116, Class SA, IO,
5.644s, 2040	3,101,155	434,274	—	—
IFB Ser. 10-68, Class MS, IO,
5.594s, 2040	3,680,174	441,401	5,000,482	599,759
IFB Ser. 10-15, Class AS, IO,
5.504s, 2040	10,842,353	1,211,199	11,037,396	1,232,987
IFB Ser. 10-20, Class SD, IO,
5.424s, 2040	4,194,024	532,893	3,352,575	425,978
IFB Ser. 10-35, Class DX, IO,
5.424s, 2035	1,819,119	171,579	1,689,996	159,400
IFB Ser. 10-20, Class IT, IO, 5s, 2040	5,286,626	655,965	6,155,853	763,818
Ser. 10-103, Class IN, IO, 4 1/2s, 2039	11,120,990	1,473,531	13,571,648	1,798,243
Ser. 10-87, Class HI, IO, 4 1/2s, 2038	—	—	9,461,883	1,353,184
Ser. 10-120, Class AI, IO, 4 1/2s, 2038	16,536,268	2,418,429	12,605,140	1,843,502
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	—	—	4,621,805	670,162
Ser. 10-94, Class PI, IO, 4 1/2s, 2037	4,832,004	724,512	4,918,096	737,421
Ser. 10-42, Class PI, IO, 4 1/2s, 2037	19,818,114	2,724,991	27,551,846	3,788,379
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	2,307,145	223,017	2,024,819	195,726

Greenwich Capital Commercial
Funding Corp. Ser. 05-GG3, Class A2,
4.305s, 2042	531,971	539,085	424,783	430,464

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.766s, 2038	707,000	749,307	—	—
Ser. 06-GG6, Class A2, 5.506s, 2038	1,649,781	1,665,640	2,255,206	2,276,883

GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.847s, 2040	5,552,319	83,104	4,928,580	73,769

GSMPS Mortgage Loan Trust FRB
Ser. 05-RP2, Class 1AF, 0.606s, 2035	363,450	305,298	423,703	355,911

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	356,257	331,319	453,418	421,679
Ser. 05-RP1, Class 1AS, IO, 5.677s, 2035	363,146	52,656	463,011	67,137
IFB Ser. 04-4, Class 1AS, IO, 5.527s, 2034	694,509	100,270	853,930	123,286
Ser. 06-RP2, Class 1AS1, IO, 5.382s, 2036	594,614	86,591	594,614	86,591
Ser. 98-2, IO, 0.809s, 2027	116,989	2,483	99,334	2,108
FRB Ser. 06-RP2, Class 1AF1,
0.656s, 2036	594,614	499,476	594,614	499,476
FRB Ser. 04-4, Class 1AF, 0.656s, 2034	694,509	590,333	853,930	725,840
FRB Ser. 05-RP1, Class 1AF, 0.606s, 2035	363,146	308,674	463,011	393,560
Ser. 98-3, IO, 0.538s, 2027	141,621	2,417	120,225	2,052
Ser. 98-4, IO, 0.127s, 2026	150,233	3,928	127,621	3,336
Ser. 99-2, IO, 0.01s, 2027	190,821	2,057	162,011	1,747

IndyMac Inda Mortgage Loan Trust FRB
Ser. 07-AR7, Class 1A1, 5.956s, 2037	444,813	368,709	914,950	758,408

30

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR19, Class 1A2,
5.576s, 2036	$1,198,139	$599,158	$2,936,285	$1,468,360
FRB Ser. 06-AR3, Class 2A1A,
5.557s, 2036	1,419,232	777,030	2,983,122	1,633,259
FRB Ser. 06-AR5, Class 1A2,
5.382s, 2036	382,709	59,320	347,004	53,786
FRB Ser. 07-AR5, Class 2A1,
5.165s, 2037	535,643	305,316	1,156,562	659,240
FRB Ser. 06-AR3, Class 3A1B,
5.139s, 2036	415,594	269,097	483,804	313,263
FRB Ser. 05-AR15, Class A1, 5.076s, 2035	1,049,552	842,266	2,079,351	1,668,679
FRB Ser. 07-AR7, Class 2A1, 4.929s, 2037	838,556	473,784	912,387	515,499
FRB Ser. 06-AR11, Class 3A1,
4.702s, 2036	372,341	188,382	686,254	347,203
FRB Ser. 06-AR41, Class A3, 0.436s, 2037	364,518	176,791	414,199	200,887
FRB Ser. 06-AR35, Class 2A1A,
0.426s, 2037	912,783	477,316	912,226	477,025

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 6.051s, 2045	1,139,075	1,158,449	1,461,364	1,486,219
Ser. 07-C1, Class ASB, 5.857s, 2051	1,740,000	1,893,328	—	—
Ser. 07-LD12, Class A2, 5.827s, 2051	1,785,000	1,868,003	409,000	428,019
Ser. 07-C1, Class A4, 5.716s, 2051	1,558,000	1,642,168	—	—
Ser. 06-CB16, Class A3B, 5.579s, 2045	751,000	797,829	—	—
Ser. 06-CB16, Class A2, 5.45s, 2045	367,000	374,351	613,000	625,278
Ser. 07-CB18, Class A3, 5.447s, 2047	1,214,000	1,276,909	634,000	666,854
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	392,702	369,000	393,769
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,624,000	1,664,129	1,179,000	1,208,133
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,871,380	1,963,810	—	—
Ser. 05-CB13, Class A2, 5.247s, 2043	2,094,620	2,098,854	2,890,595	2,896,438
Ser. 06-LDP9, Class X, IO, 0.45s, 2047	52,059,065	1,052,395	23,710,506	479,317
Ser. 06-CB16, Class X1, IO, 0.137s, 2045	12,108,915	155,980	10,747,575	138,444

LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL,
5.84s, 2044	1,666,000	1,750,621	—	—

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	2,210,710	2,309,485	2,014,887	2,104,913
Ser. 07-C7, Class A2, 5.588s, 2045	1,534,000	1,604,742	—	—
Ser. 06-C3, Class A2, 5.532s, 2032	1,234,000	1,244,626	2,137,000	2,155,402
Ser. 05-C7, Class A2, 5.103s, 2030	217,949	218,114	183,866	184,006
Ser. 07-C2, Class XW, IO, 0.561s, 2040	3,582,832	86,674	3,181,477	76,965

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.764s, 2037	3,932,427	67,325	3,490,447	59,758
Ser. 05-C3, Class XCL, IO, 0.295s, 2040	22,880,302	423,000	23,085,053	426,785

Luminent Mortgage Trust FRB Ser. 06-7,
Class 1A1, 0.436s, 2036	692,567	419,003	1,011,518	611,969

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.722s, 2050	1,302,000	1,360,913	1,373,000	1,435,126
Ser. 05-MCP1, Class XC, IO, 0.182s, 2043	19,142,436	236,857	—	—

31

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
Principal amount		Value	Principal amount	Value

Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.1s, 2044	$13,624,161	$64,475	$11,805,378	$55,868

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Ser. 07-5, Class A3, 5.364s, 2048	1,356,000	1,403,676	690,000	714,260
Ser. 06-4, Class A2, 5.112s, 2049	127,000	130,083	124,000	127,010

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	2,079,000	2,174,814	—	—
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,507,000	1,574,914	749,000	782,754
FRB Ser. 06-HQ8, Class A3, 5.441s, 2044	2,205,000	2,240,214	771,000	783,313
Ser. 06-T21, Class A2, 5.09s, 2052	32,430	32,526	30,028	30,117
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,462,292	1,499,571	—	—
Ser. 03-IQ4, Class X1, IO, 0.588s, 2040	22,100,815	739,230	23,595,198	789,214

Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.667s, 2036	512,592	353,689	660,749	455,916
Ser. 06-6AR, Class 2A, 5.411s, 2036	379,801	235,476	390,989	242,413
FRB Ser. 07-14AR, Class 6A1, 5.373s, 2037	2,073,958	1,348,072	2,931,128	1,905,233
FRB Ser. 07-15AR, Class 2A1, 5.254s, 2037	961,001	660,637	1,222,200	840,197
FRB Ser. 07-11AR, Class 2A5, 4.761s, 2037	461,680	227,955	607,700	300,052
FRB Ser. 06-5AR, Class A, 0.506s, 2036	—	—	414,659	228,063

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	439,000	455,463	—	—

Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	247,239	215,098	314,268	273,413
IFB Ser. 04-R3, Class AS, IO, 6.794s, 2035	147,395	26,643	579,436	104,738

Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	700,654	427,618	686,025	418,690
Ser. 06-QS13, Class 1A5, 6s, 2036	126,571	79,146	114,308	71,478

Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.874s, 2036	580,195	95,152	540,992	88,723
Ser. 06-A13, Class A1, 6 1/4s, 2036	1,753,622	1,183,695	2,834,500	1,913,288
Ser. 06-A5CB, Class A6, 6s, 2036	614,216	367,378	724,023	433,056
FRB Ser. 05-A13, Class 1A1, 0.956s, 2035	—	—	627,258	414,382
FRB Ser. 05-A2, Class A1, 0.756s, 2035	929,065	652,827	1,106,417	777,447
FRB Ser. 06-A9CB, Class A1, 0.626s, 2036	623,293	345,928	581,178	322,554

Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	—	—	376,683	263,678
FRB Ser. 07-10, Class 1A1, 6s, 2037	1,651,517	904,786	1,694,505	928,337
FRB Ser. 05-23, Class 3A1, 5.882s, 2036	1,257,641	930,654	1,544,223	1,142,725
FRB Ser. 06-4, Class 6A, 5.711s, 2036	711,070	524,414	892,582	658,279
FRB Ser. 06-9, Class 1A1, 5.369s, 2036	566,754	340,877	468,488	281,775
FRB Ser. 05-18, Class 6A1, 2.834s, 2035	—	—	834,210	650,684

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2037	947,060	146,672	1,286,537	199,247
Ser. 07-4, Class 1A4, IO, 1s, 2037	1,884,190	60,763	2,638,859	85,101

Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.274s, 2043	1,992,311	278,242	1,748,647	244,212

Vericrest Opportunity Loan Transferee
144A Ser. 10-NPL1, Class M, 6s, 2039	1,813,376	1,795,242	2,533,744	2,508,407

32

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 28.1%		700 Fund 30.0%
	Principal amount	Value	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.739s, 2049	$2,425,000	$2,523,874	$2,478,000	$2,579,035
Ser. 06-C25, Class A2, 5.684s, 2043	79,977	80,797	705,955	713,198
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	984,630	1,034,000	1,104,238
Ser. 07-C34, Class A2, 5.569s, 2046	1,039,000	1,084,008	—	—
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,625,000	1,661,922	2,076,000	2,123,169
Ser. 07-C30, Class APB, 5.294s, 2043	787,000	815,022	—	—

Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO,
1.097s, 2035	15,749,625	307,097	4,014,459	78,277

Total mortgage-backed securities
(cost $178,574,994 and $166,852,519)		$182,441,363		$170,743,148

CORPORATE BONDS AND NOTES*	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.3%		0.2%
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	$550,000	$565,813	$910,000	$936,163

Lamar Media Corp. company
guaranty sr. notes 9 3/4s, 2014	990,000	1,143,450	200,000	231,000

		1,709,263		1,167,163
Aerospace and defense		0.4%		0.3%
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	265,000	274,938	335,000	347,563

BE Aerospace, Inc. sr. unsec.
unsub. notes 8 1/2s, 2018	285,000	319,200	—	—

Boeing Co. (The) sr. unsec.
unsub. notes 3 1/2s, 2015	252,000	273,376	148,000	160,554

TransDigm, Inc. company
guaranty sr. sub. notes 7 3/4s, 2014	—	—	160,000	164,400

TransDigm, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2014	1,240,000	1,274,100	1,115,000	1,145,663

United Technologies Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	252,000	289,423	148,000	169,979

		2,431,037		1,988,159
Automotive		0.4%		0.2%
Affinia Group Holdings, Inc. 144A
sr. notes 10 3/4s, 2016	—	—	145,000	161,131

Daimler Finance North America, LLC
company guaranty 6 1/2s, 2013 (Germany)	157,000	180,850	93,000	107,128

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 7 1/2s, 2012	930,000	998,647	620,000	665,765

Navistar International Corp.
sr. notes 8 1/4s, 2021	260,000	284,375	330,000	360,938

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s, 2014	1,000,000	1,070,000	—	—

		2,533,872		1,294,962

33

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Banking		2.0%		1.5%
Bank of America Corp. sr. unsec.
notes 5 3/4s, 2017	$2,015,000	$2,135,616	$1,185,000	$1,255,933

Bank of New York Mellon Corp. (The)
sr. unsec. notes 2.95s, 2015	252,000	263,947	148,000	155,016

Barclays Bank PLC sr. unsec.
unsub. notes 5.2s, 2014	346,000	385,542	204,000	227,314

BB&T Corp. unsec. sub. notes 5.2s, 2015	189,000	208,829	111,000	122,646

Citigroup, Inc. sr. unsec.
unsub. notes 6 1/8s, 2017	1,575,000	1,753,032	925,000	1,029,558

Credit Suisse USA, Inc. sr. unsec.
notes 5 1/2s, 2014	787,000	885,640	463,000	521,031

Deutsche Bank AG/London sr. unsec.
notes 6s, 2017 (United Kingdom)	346,000	403,549	204,000	237,931

HSBC Finance Corp. sr. unsec.
notes 5 1/2s, 2016	661,000	734,156	389,000	432,053

JPMorgan Chase & Co. sr. unsec.
unsub. notes 3.7s, 2015	1,701,000	1,798,724	999,000	1,056,394

PNC Funding Corp. bank
guaranty sr. unsec. note 3 5/8s, 2015	283,000	299,525	167,000	176,751

Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	225,000	239,471	150,000	159,647

UBS AG/Stamford CT sr. unsec.
notes Ser. DPNT, 3 7/8s, 2015	300,000	314,238	250,000	261,865

US Bancorp sr. unsec.
unsub. notes 2.45s, 2015	252,000	259,226	148,000	152,244

VTB Bank via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)	500,000	515,625	500,000	515,625

VTB Bank via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	1,100,000	1,163,250	1,000,000	1,057,500

Wells Fargo & Co. sr. unsec.
unsub. notes 5 5/8s, 2017	1,291,000	1,459,375	759,000	857,990

Westpac Banking Corp. sr. unsec.
unsub. notes 3s, 2015 (Australia)	220,000	227,373	130,000	134,357

		13,047,118		8,353,855
Beverage		0.2%		0.2%
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec.
unsub. notes 4 1/8s, 2015	346,000	375,470	204,000	221,375

Coca-Cola Refreshments USA, Inc.
sr. unsec. unsub. notes 7 3/8s, 2014	157,000	188,959	93,000	111,931

Constellation Brands, Inc. company
guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	260,000	286,000	590,000	649,000

Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United Kingdom)	189,000	223,384	111,000	131,194

PepsiCo, Inc. sr. unsec.
unsub. notes 3.1s, 2015	441,000	471,470	259,000	276,895

		1,545,283		1,390,395

34

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Biotechnology		0.1%		0.1%
Amgen, Inc. sr. unsec. notes 5.85s, 2017	$189,000	$225,958	$111,000	$132,705

Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec.
notes 7 3/4s, 2016	195,000	218,400	575,000	644,000

		444,358		776,705
Broadcasting		0.4%		0.2%
Belo Corp. sr. unsec. unsub. notes 8s, 2016	195,000	214,988	200,000	220,500

DIRECTV Holdings, LLC / DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes 7 5/8s, 2016	189,000	211,680	161,000	180,320

DISH DBS Corp. company guaranty
7 1/8s, 2016	—	—	255,000	270,300

DISH DBS Corp. company guaranty 7s, 2013	—	—	220,000	235,400

DISH DBS Corp. sr. notes 6 3/8s, 2011	145,000	150,075	—	—

News America, Inc. company
guaranty sr. unsec. notes 5.3s, 2014	252,000	287,228	148,000	168,689

Sirius XM Radio, Inc. 144A
sr. notes 9 3/4s, 2015	685,000	768,056	220,000	246,675

Umbrella Acquisition, Inc. 144A
company guaranty sr. unsec.
unsub. notes 9 3/4s, 2015 ‡‡	—	—	16,615	17,633

Univision Communications, Inc. 144A
sr. sec. notes 12s, 2014	855,000	945,844	—	—

		2,577,871		1,339,517
Building materials		—%		0.1%
Owens Corning, Inc. company
guaranty unsec. unsub. notes 9s, 2019	210,000	253,050	275,000	331,375

		253,050		331,375
Cable television		0.5%		0.6%
CCO Holdings LLC/CCO Holdings
Capital Corp. 144A company
guaranty sr. notes 7 7/8s, 2018	—	—	270,000	286,875

Charter Communications
Operating LLC/Charter Communications
Operating Capital 144A company
guaranty sr. notes 8s, 2012	200,000	212,750	300,000	319,125

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	630,000	747,053	370,000	438,745

CSC Holdings, LLC sr. unsec.
unsub. notes 8 1/2s, 2014	45,000	50,175	480,000	535,200

CSC Holdings, LLC sr. notes 6 3/4s, 2012	215,000	224,944	84,000	87,885

CSC Holdings, LLC sr. notes Ser. B,
7 5/8s, 2011	40,000	40,800	—	—

Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015	900,000	940,500	1,400,000	1,463,000

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 5.85s, 2017	535,000	610,339	315,000	359,358

35

CORPORATE BONDS AND NOTES* cont.		500 Fund 17.2%		700 Fund 18.5%
	Principal amount		Value	Principal amount	Value

Cable television cont.
Virgin Media Secured Finance PLC
company guaranty sr. notes 7s, 2018
(United Kingdom)	GBP	145,000	$249,224	100,000	$171,879

			3,075,785		3,662,067
Chemicals			0.7%		0.7%
Dow Chemical Co. (The) sr. unsec. FRN
2.668s, 2011		$155,000	157,103	$110,000	111,493

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015		315,000	354,956	185,000	208,467

E.I. du Pont de Nemours & Co.
sr. unsec. unsub. notes 3 1/4s, 2015		252,000	270,096	148,000	158,628

Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015
(United Kingdom)		1,020,000	1,086,300	1,170,000	1,246,050

Kronos International, Inc.
sr. notes 6 1/2s, 2013 (Germany)	EUR	1,000,000	1,379,206	1,000,000	1,379,206

Momentive Performance Materials, Inc.
company guaranty sr. notes
12 1/2s, 2014		$647,000	739,198	$495,000	565,538

Momentive Performance Materials, Inc.
company guaranty sr. unsec.
notes 9 3/4s, 2014		350,000	368,375	500,000	526,250

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		100,000	108,572	—	—

			4,463,806		4,195,632
Coal			0.1%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		379,000	382,790	282,000	284,820

Peabody Energy Corp. company
guaranty 7 3/8s, 2016		135,000	152,888	555,000	628,538

			535,678		913,358
Combined utilities			—%		0.1%
El Paso Corp. sr. unsec. notes 12s, 2013		20,000	24,450	85,000	103,913

El Paso Corp. sr. unsec. notes 7s, 2017		225,000	245,259	465,000	506,868

El Paso Corp. sr. unsec.
notes Ser. GMTN, 7 3/8s, 2012		—	—	50,000	53,771

			269,709		664,552
Commercial and consumer services			0.3%		0.5%
Aramark Corp. company guaranty
8 1/2s, 2015		540,000	567,000	645,000	677,250

Corrections Corporation of America
company guaranty sr. notes 7 3/4s,
2017		260,000	286,000	320,000	352,000

Expedia, Inc. 144A company
guaranty sr. notes 8 1/2s, 2016		240,000	264,000	210,000	231,000

Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016		405,000	417,150	559,000	575,770

36

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Commercial and consumer services cont.
Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	$—	$—	$500,000	$525,000

Travelport LLC company guaranty
9 7/8s, 2014	190,000	198,075	195,000	203,288

		1,732,225		2,564,308
Communications equipment		0.1%		—%
Cisco Systems, Inc. sr. unsec.
unsub. notes 5 1/2s, 2016	283,000	335,088	167,000	197,737

		335,088		197,737
Computers		0.4%		0.4%
Ceridian Corp. company guaranty
sr. unsec. notes 12 1/4s, 2015 ‡‡	485,000	471,663	695,000	675,888

Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	252,000	291,811	148,000	171,381

IBM Corp. sr. unsec. notes 5.7s, 2017	378,000	451,553	222,000	265,198

Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)	230,000	280,600	—	—

SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	946,000	968,468	1,034,000	1,058,558

Xerox Corp. sr. unsec.
unsub. notes 4 1/4s, 2015	220,000	237,353	130,000	140,254

		2,701,448		2,311,279
Conglomerates		0.4%		0.3%
General Electric Co. sr. unsec.
notes 5 1/4s, 2017	1,984,000	2,233,720	1,166,000	1,312,761

SPX Corp. sr. unsec. notes 7 5/8s, 2014	260,000	288,600	125,000	138,750

		2,522,320		1,451,511
Construction		—%		—%
Associated Materials, LLC/Associated
Materials Finance, Inc. company
guaranty sr. notes 9 7/8s, 2016	125,000	150,000	130,000	156,000

		150,000		156,000
Consumer		0.1%		0.1%
Jarden Corp. company
guaranty sr. unsec. notes 8s, 2016	—	—	135,000	149,006

Jarden Corp. company
guaranty sr. unsec. sub. notes 7 1/2s, 2017	—	—	435,000	462,731

Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015	740,000	768,675	—	—

		768,675		611,737
Consumer finance		0.2%		0.1%
American Express Credit Corp.
sr. unsec. unsub. notes 5 1/8s, 2014	567,000	625,907	333,000	367,596

Capital One Financial Corp. sr. unsec.
unsub. notes 6 3/4s, 2017	252,000	303,174	148,000	178,055

SLM Corp. sr. unsec.
unsub. notes Ser. MTN, 8.45s, 2018	220,000	230,452	130,000	136,176

		1,159,533		681,827

37

CORPORATE BONDS AND NOTES* cont.		500 Fund 17.2%		700 Fund 18.5%
Principal amount			Value	Principal amount	Value

Consumer goods			0.1%		0.1%
Procter & Gamble Co. (The) sr. unsec.
notes 3 1/2s, 2015		$252,000	$276,049	$148,000	$162,124

Revlon Consumer Products Corp. company
guaranty sr. notes 9 3/4s, 2015		300,000	312,750	300,000	312,750

			588,799		474,874
Consumer services			0.2%		0.4%
Hertz Holdings Netherlands BV 144A
sr. bond 8 1/2s, 2015 (Netherlands)	EUR	500,000	734,827	750,000	1,102,241

West Corp. company guaranty
9 1/2s, 2014		$485,000	508,038	$1,080,000	1,131,300

			1,242,865		2,233,541
Containers			—%		0.1%
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014		—	—	150,000	153,375

Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A company
guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		195,000	206,700	200,000	212,000

			206,700		365,375
Electric utilities			0.7%		0.6%
AES Corp. (The) sr. notes 8 7/8s, 2011		—	—	50,000	50,688

AES Corp. (The) sr. unsec.
unsub. notes 9 3/4s, 2016		210,000	244,125	150,000	174,375

AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017		1,035,000	1,138,500	1,000,000	1,100,000

Appalachian Power Co. sr. unsec.
unsub. notes 7s, 2038		189,000	224,430	111,000	131,808

Carolina Power & Light Co. 1st mtge.
bonds 5.3s, 2019		155,000	179,347	90,000	104,137

Consolidated Edison Co. of New York
sr. unsec. notes 7 1/8s, 2018		157,000	201,017	93,000	119,074

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017		315,000	371,224	185,000	218,020

Duke Energy Corp. sr. unsec.
unsub. notes 6.3s, 2014		315,000	361,057	185,000	212,049

Exelon Corp. sr. unsec. notes 4.9s, 2015		252,000	277,608	148,000	163,040

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		11,000	11,494	7,000	7,314

FirstEnergy Corp. sr. unsec.
unsub. notes Ser. C, 7 3/8s, 2031		220,000	236,692	130,000	139,863

FPL Group Capital, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2015		157,000	196,414	93,000	116,347

National Rural Utilities Cooperative
Finance Corp. sr. bonds 10 3/8s, 2018		126,000	179,815	74,000	105,606

NiSource Finance Corp. company
guaranty sr. unsec.
unsub. notes 7 7/8s, 2010		135,000	135,272	95,000	95,192

NV Energy, Inc. sr. unsec.
unsub. notes 8 5/8s, 2014		150,000	154,500	200,000	206,000

NV Energy, Inc. sr. unsec.
unsub. notes 6 3/4s, 2017		145,000	150,937	170,000	176,961

38

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Electric utilities cont.
Pacific Gas & Electric Co. sr. unsec.
bonds 4.8s, 2014	$220,000	$243,063	$130,000	$143,628

Southern Power Co. sr. unsec.
notes Ser. D, 4 7/8s, 2015	189,000	213,236	111,000	125,234

Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	275,000	358,578	125,000	162,990

		4,877,309		3,552,326
Electronics		—%		0.1%
NXP BV/NXP Funding, LLC company
guaranty Ser. EXCH, 9 1/2s, 2015
(Netherlands)	—	—	545,000	575,656

STATS ChipPAC, Ltd. 144A company
guaranty sr. unsec. notes 7 1/2s, 2015
(Singapore)	200,000	219,500	200,000	219,500

		219,500		795,156
Energy (oil field)		0.1%		0.2%
Expro Finance Luxemburg 144A
sr. notes 8 1/2s, 2016 (Luxembourg)	530,000	522,050	615,000	605,775

Trico Shipping AS 144A
sr. notes 13 7/8s, 2014 (Norway)	555,000	460,650	645,000	535,350

		982,700		1,141,125
Financial		0.6%		0.7%
Allstate Corp. (The) sr. unsec.
unsub. notes 5s, 2014	189,000	211,464	111,000	124,193

American International Group, Inc.
sr. unsec. notes Ser. MTN, 5.45s, 2017	315,000	327,206	185,000	192,169

Berkshire Hathaway, Inc. sr. unsec.
unsub. notes 3.2s, 2015	693,000	736,651	407,000	432,637

CIT Group, Inc. sr. bonds 7s, 2014	600,000	603,000	600,000	603,000

Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB
8 1/8s, 2038	530,000	565,836	645,000	688,611

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	300,000	308,250	700,000	719,250

Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	162,000	176,783	324,000	353,565

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	—	—	266,000	273,648

Leucadia National Corp. sr. unsec.
notes 7s, 2013	100,000	107,000	—	—

MetLife, Inc. sr. unsec. 6 3/4s, 2016	252,000	302,001	148,000	177,366

Prudential Financial, Inc. sr. disc.
unsec. unsub. notes Ser. MTN, 4 3/4s, 2015	315,000	343,489	185,000	201,732

		3,681,680		3,766,171
Food		0.2%		0.4%
Dole Food Co. 144A sr. sec. notes 8s, 2016	—	—	200,000	212,500

Kraft Foods, Inc. sr. unsec.
unsub. notes 4 1/8s, 2016	598,000	650,589	352,000	382,955

39

CORPORATE BONDS AND NOTES* cont.		500 Fund 17.2%		700 Fund 18.5%
	Principal amount		Value	Principal amount	Value

Food cont.
Reddy Ice Corp. company
guaranty sr. notes 11 1/4s, 2015		$—	$—	$300,000	$312,750

Smithfield Foods, Inc. 144A sr. sec.
notes 10s, 2014		180,000	207,450	530,000	610,825

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		230,000	276,575	505,000	607,263

			1,134,614		2,126,293
Forest products and packaging			0.6%		0.8%
Domtar Corp. company guaranty 7 7/8s,
2011 (Canada)		145,000	152,431	215,000	226,019

PE Paper Escrow GmbH
sr. notes Ser. REGS, 11 3/4s, 2014
(Austria)	EUR	100,000	161,234	165,000	266,036

PE Paper Escrow GmbH 144A
sr. notes 12s, 2014 (Austria)		$250,000	289,958	$850,000	985,856

Sappi Papier Holding AG 144A company
guaranty 6 3/4s, 2012 (Austria)		665,000	673,303	60,000	60,749

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		1,000,000	1,027,500	1,410,000	1,448,775

Verso Paper Holdings, LLC/Verso
Paper, Inc. sr. notes 11 1/2s, 2014		1,225,000	1,365,875	1,205,000	1,343,575

			3,670,301		4,331,010
Gaming and lottery			0.3%		0.3%
Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		1,255,000	1,358,538	325,000	351,813

Harrah’s Operating Co., Inc.
sr. notes 11 1/4s, 2017		390,000	430,950	695,000	767,975

MGM Resorts International
sr. notes 10 3/8s, 2014		180,000	202,500	190,000	213,750

Yonkers Racing Corp. 144A
sr. notes 11 3/8s, 2016		—	—	162,000	177,390

			1,991,988		1,510,928
Health care			0.3%		0.6%
CHS/Community Health Systems, Inc.
company guaranty sr. unsec.
sub. notes 8 7/8s, 2015		525,000	561,750	810,000	866,700

Fresenius US Finance II, Inc. 144A
sr. unsec. notes 9s, 2015		235,000	274,363	525,000	612,938

HCA, Inc. company
guaranty sr. notes 9 5/8s, 2016 ‡‡		—	—	230,000	250,125

HCA, Inc. company
guaranty sr. notes 8 1/2s, 2019		—	—	50,000	56,250

HCA, Inc. sr. sec. notes 9 1/8s, 2014		210,000	220,106	220,000	230,588

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014		545,000	557,944	815,000	834,356

Tenet Healthcare Corp. sr. notes 9s, 2015		315,000	346,500	535,000	588,500

			1,960,663		3,439,457

40

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Household furniture and appliances		0.1%		0.2%
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s, 2016	$752,000	$860,100	$962,000	$1,100,288

		860,100		1,100,288
Investment banking/Brokerage		0.5%		0.4%
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 ‡‡	175,000	202,563	210,000	243,075

Goldman Sachs Group, Inc. (The)
sr. unsec. notes 6 1/4s, 2017	1,543,000	1,743,630	907,000	1,024,934

Morgan Stanley sr. unsec.
unsub. notes Ser. MTN, 6s, 2015	1,323,000	1,470,561	777,000	863,663

		3,416,754		2,131,672
Lodging/Tourism		—%		0.2%
FelCor Lodging LP company
guaranty sr. notes 10s, 2014 (R)	—	—	750,000	843,750

		—		843,750
Machinery		0.2%		0.2%
Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016	395,000	413,269	450,000	470,813

Caterpillar Financial Services Corp.
sr. unsec. notes 6 1/8s, 2014	346,000	399,196	204,000	235,364

Deere & Co. sr. unsec. notes 6.95s, 2014	252,000	301,354	148,000	176,986

		1,113,819		883,163
Manufacturing		—%		—%
General Cable Corp. company
guaranty sr. unsec. unsub. notes FRN
2.665s, 2015	85,000	79,475	125,000	116,875

		79,475		116,875
Media		0.4%		0.4%
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 10s, 2017	75,000	88,875	—	—

Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 6 1/4s, 2014	231,000	250,924	234,000	254,183

Nielsen Finance LLC/Nielsen Finance Co.
sr. notes 11 5/8s, 2014	175,000	201,250	175,000	201,250

QVC Inc. 144A sr. notes 7 1/8s, 2017	475,000	505,875	570,000	607,050

QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	150,000	161,250	—	—

Time Warner, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2016	409,000	479,804	241,000	282,721

WMG Acquisition Corp. company
guaranty sr. sec. notes 9 1/2s, 2016	—	—	200,000	215,500

WMG Holdings Corp. company guaranty
sr. unsec. disc. notes 9 1/2s, 2014	850,000	807,500	915,000	869,250

		2,495,478		2,429,954
Medical services		0.3%		0.2%
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	575,000	589,375	665,000	681,625

Service Corporation International
sr. notes 7s, 2017	170,000	181,050	185,000	197,025

Service Corporation International
sr. unsec. 7 3/8s, 2014	180,000	196,650	195,000	213,038

41

CORPORATE BONDS AND NOTES* cont.		500 Fund 17.2%		700 Fund 18.5%
	Principal amount		Value	Principal amount	Value

Medical services cont.
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013		$200,000	$202,000	$—	$—

UnitedHealth Group, Inc. sr. unsec.
notes 6s, 2018		189,000	219,485	111,000	128,904

Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)		135,000	139,632	—	—

WellPoint, Inc. unsec.
unsub. notes 5 1/4s, 2016		157,000	178,327	93,000	105,633

			1,706,519		1,326,225
Metals			0.4%		0.6%
Alcoa, Inc. sr. unsec.
unsub. notes 5.55s, 2017		189,000	200,513	111,000	117,762

ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018 (France)		189,000	206,701	111,000	121,396

ArcelorMittal sr. unsec.
unsub. notes 5 3/8s, 2013 (France)		—	—	150,000	161,975

BHP Billiton Finance USA Ltd company
guaranty sr. unsec. unsub. notes
5 1/2s, 2014 (Canada)		189,000	214,031	111,000	125,701

FMG Resources August 2006 Pty, Ltd.
144A sr. sec. notes 10 5/8s, 2016 (Australia)		—	—	385,000	567,875

FMG Resources August 2006 Pty, Ltd.
144A sr. notes 7s, 2015 (Australia)		250,000	257,344	250,000	257,344

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 8.95s,
2014 (Australia)		283,000	353,396	167,000	208,541

SGL Carbon SE company
guaranty sr. sub. notes FRN Ser. EMTN,
2.149s, 2015 (Germany)	EUR	100,000	127,572	150,000	191,358

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		$540,000	577,125	$625,000	667,969

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		500,000	518,125	500,000	518,125

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		170,000	181,050	220,000	234,300

Teck Resources Limited
sr. notes 10 3/4s, 2019 (Canada)		—	—	185,000	236,338

Teck Resources Limited
sr. notes 10 1/4s, 2016 (Canada)		—	—	15,000	18,525

Vale Overseas, Ltd. company
guaranty sr. unsec.
unsub. notes 6 1/4s, 2017		220,000	254,296	130,000	150,266

			2,890,153		3,577,475

42

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Natural gas utilities		0.1%		0.1%
Enterprise Products Operating, LLC
company guaranty sr. unsec.
unsub. bonds Ser. L, 6.3s, 2017	$220,000	$256,744	$130,000	$151,712

Kinder Morgan Energy Partners LP
notes 6s, 2017	252,000	288,088	148,000	169,194

TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	220,000	269,929	130,000	159,503

		814,761		480,409
Office equipment and supplies		0.1%		0.1%
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015	500,000	564,375	500,000	564,375

		564,375		564,375
Oil and gas		2.1%		2.4%
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	220,000	239,766	130,000	141,680

BP Capital Markets PLC company
guaranty sr. unsec. notes 3 7/8s, 2015
(United Kingdom)	252,000	266,663	148,000	156,611

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015	490,000	568,400	500,000	580,000

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017	560,000	582,400	685,000	712,400

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	—	—	250,000	249,375

Connacher Oil and Gas, Ltd. 144A
sr. sec. notes 11 3/4s, 2014 (Canada)	580,000	626,400	895,000	966,600

ConocoPhillips company
guaranty sr. unsec. notes 4.6s, 2015	504,000	566,262	296,000	332,566

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	565,000	586,188	630,000	653,625

EnCana Holdings Finance Corp. company
guaranty sr. unsec. unsub. notes 5.8s,
2014 (Canada)	220,000	250,701	130,000	148,142

Ferrellgas LP/Ferrellgas Finance Corp.
sr. notes 6 3/4s, 2014	150,000	151,875	180,000	182,250

Ferrellgas Partners LP sr. unsec.
notes Ser. UNRE, 6 3/4s, 2014	125,000	126,563	160,000	162,000

Forest Oil Corp. company
guaranty 8 1/2s, 2014	965,000	1,068,738	1,035,000	1,146,263

Forest Oil Corp. sr. notes 8s, 2011	240,000	252,000	230,000	241,500

Gazprom Via White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	1,000,000	1,205,450	1,000,000	1,205,450

Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	270,000	276,075	380,000	388,550

Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018	40,000	42,800	175,000	187,250

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	435,000	444,788	195,000	199,388

OPTI Canada, Inc. 144A sr. notes 9s,
2012 (Canada)	1,160,000	1,183,200	1,245,000	1,269,900

43

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Oil and gas cont.
Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	$35,000	$39,988	$—	$—

Petroleos de Venezuela SA sr. unsec.
bonds zero %, 2011 (Venezuela)	2,445,000	2,292,188	2,255,000	2,114,063

Petroleos de Venezuela SA sr. unsec.
notes 4.9s, 2014 (Venezuela)	3,295,000	2,128,570	2,805,000	1,812,030

Quicksilver Resources, Inc.
sr. notes 11 3/4s, 2016	225,000	259,875	280,000	323,400

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	441,000	467,591	259,000	274,617

Whiting Petroleum Corp. company
guaranty 7s, 2014	125,000	132,969	—	—

XTO Energy, Inc. sr. unsec.
unsub. notes 6 1/4s, 2017	189,000	231,349	111,000	135,872

		13,990,799		13,583,532
Pharmaceuticals		0.4%		0.3%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	283,000	341,211	167,000	201,351

AstraZeneca PLC sr. unsub. notes 5.9s,
2017 (United Kingdom)	189,000	226,224	111,000	132,862

Elan Finance PLC/Elan Finance Corp.
company guaranty sr. unsec.
unsub. notes 8 7/8s, 2013 (Ireland)	400,000	414,000	600,000	621,000

GlaxoSmith Kline Capital, Inc. company
guaranty sr. unsec.
unsub. notes 4 3/8s, 2014	252,000	278,568	148,000	163,603

Merck & Co., Inc. sr. unsec. notes 4s, 2015	283,000	314,085	167,000	185,343

Novartis Capital Corp. company
guaranty sr. unsec. notes 2.9s, 2015	252,000	266,967	148,000	156,790

Pfizer, Inc. sr. unsec. notes 5.35s, 2015	598,000	693,575	352,000	408,258

		2,534,630		1,869,207
Power producers		0.2%		0.3%
Calpine Corp. 144A sr. sec.
notes 7 1/4s, 2017	210,000	218,400	350,000	364,000

Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	260,000	267,150	200,000	205,500

Mirant North America, LLC company
guaranty 7 3/8s, 2013	220,000	225,775	450,000	461,813

NRG Energy, Inc. company
guaranty 7 1/4s, 2014	350,000	358,313	—	—

NRG Energy, Inc. sr. notes 7 3/8s, 2016	195,000	203,044	600,000	624,750

		1,272,682		1,656,063
Railroads		0.1%		0.1%
RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017	507,000	561,503	631,000	698,833

		561,503		698,833

44

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
Principal amount		Value	Principal amount	Value

Real estate		0.1%		0.2%
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes
11 5/8s, 2017	$355,000	$413,575	$685,000	$798,025

Simon Property Group LP sr. unsec.
unsub. notes 5.65s, 2020 (R)	220,000	247,015	130,000	145,963

		660,590		943,988
Regional Bells		0.5%		0.3%
AT&T, Inc. sr. unsec.
unsub. notes 2 1/2s, 2015	1,449,000	1,490,430	851,000	875,332

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014	—	—	250,000	255,000

Qwest Corp. sr. unsec.
unsub. notes 8 3/8s, 2016	642,000	773,610	173,000	208,465

Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016	819,000	961,723	481,000	564,821

		3,225,763		1,903,618
Restaurants		—%		0.1%
Wendy’s/Arby’s Restaurants, LLC company
guaranty sr. unsec. unsub. notes 10s, 2016	235,000	257,325	300,000	328,500

		257,325		328,500
Retail		0.5%		0.5%
CVS Caremark Corp. sr. unsec. 5 3/4s, 2017	220,000	253,787	130,000	149,965

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	157,000	180,091	93,000	106,678

Kroger Co. (The) company guaranty 6.4s, 2017	157,000	186,162	93,000	110,274

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	135,000	137,869	135,000	137,869

SUPERVALU, Inc. sr. unsec. notes 8s, 2016	125,000	127,031	575,000	584,344

Target Corp. sr. unsec. notes 5 3/8s, 2017	252,000	294,249	148,000	172,813

Toys R Us, Inc. sr. unsec.
unsub. notes 7 7/8s, 2013	1,200,000	1,263,000	1,000,000	1,052,500

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 3.2s, 2014	598,000	643,877	352,000	379,004

		3,086,066		2,693,447
Shipping		—%		—%
United Parcel Service, Inc. sr. unsec.
unsub. notes 3 7/8s, 2014	189,000	207,009	111,000	121,577

		207,009		121,577
Software		0.1%		—%
Oracle Corp. sr. unsec. notes 5 1/4s, 2016	346,000	403,107	204,000	237,670

		403,107		237,670
Technology services		0.2%		0.3%
First Data Corp. company
guaranty sr. unsec. notes 9 7/8s, 2015	515,000	435,175	675,000	570,375

Iron Mountain, Inc. company
guaranty 7 3/4s, 2015	86,000	86,645	46,000	46,345

Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	100,000	100,500	245,000	246,225

45

CORPORATE BONDS AND NOTES* cont.		500 Fund 17.2%		700 Fund 18.5%
	Principal amount		Value	Principal amount	Value

Technology services cont.
Unisys Corp. 144A company
guaranty sr. sub. notes 14 1/4s, 2015		$477,000	$577,170	$815,000	$986,150

			1,199,490		1,849,095
Telecommunications			0.8%		1.0%
America Movil SAB de CV company
guaranty unsec. unsub. notes 5 1/2s,
2014 (Mexico)		189,000	209,918	111,000	123,285

Angel Lux Common S.A.R.L.
notes Ser. REGS, 8 1/4s, 2016
(Denmark)	EUR	50,000	73,386	50,000	73,386

Cellco Partnership / Verizon Wireless
Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		$252,000	284,264	$148,000	166,949

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		200,000	222,000	205,000	227,550

Deutsche Telekom International Finance
BV company guaranty sr. unsec.
unsub. notes 5 3/4s, 2016 (Germany)		252,000	293,431	148,000	172,333

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)		—	—	130,000	139,100

Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec.
notes 8 1/2s, 2013 (Bermuda)		150,000	151,313	75,000	75,656

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		315,000	329,963	302,000	316,345

Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013		590,000	594,425	805,000	811,038

NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016		245,000	277,769	540,000	612,225

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		290,000	312,475	725,000	781,188

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		240,000	264,600	195,000	214,988

Sprint Nextel Corp. sr. unsec.
notes 6s, 2016		265,000	265,000	120,000	120,000

Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Italy)		283,000	311,163	167,000	183,619

Telefonica Emisones SAU company
guaranty sr. unsec. notes 4.949s, 2015
(Spain)		315,000	347,789	185,000	204,257

Vodafone Group PLC sr. unsec.
unsub. notes 5 5/8s, 2017
(United Kingdom)		283,000	326,959	167,000	192,941

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)		205,000	233,700	185,000	210,900

Windstream Corp. company
guaranty 8 5/8s, 2016		505,000	536,563	865,000	919,063

			5,034,718		5,544,823

46

CORPORATE BONDS AND NOTES* cont.	500 Fund 17.2%		700 Fund 18.5%
	Principal amount	Value	Principal amount	Value

Telephone		0.1%		0.2%
Cricket Communications, Inc. company
guaranty 9 3/8s, 2014	$150,000	$157,125	$830,000	$869,425

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	380,000	409,450	—	—

		566,575		869,425
Textiles		—%		—%
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B, 4.121s, 2014	240,000	239,400	240,000	239,400

		239,400		239,400
Tire and rubber		0.2%		0.2%
Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016	975,000	1,116,375	1,050,000	1,202,250

		1,116,375		1,202,250
Tobacco		0.1%		0.1%
Altria Group, Inc. company
guaranty sr. unsec. notes 4 1/8s, 2015	378,000	408,216	222,000	239,746

Philip Morris International, Inc.
sr. unsec. unsub. notes 5.65s, 2018	189,000	223,241	111,000	131,110

		631,457		370,856
Total corporate bonds and notes
(cost $108,944,853 and $102,010,853)		$111,742,161		$105,354,865

COMMON STOCKS*	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Aerospace and defense		0.7%		0.7%
General Dynamics Corp.	13,550	$923,026	13,197	$898,980

L-3 Communications Holdings, Inc.	6,800	490,892	6,623	478,114

Lockheed Martin Corp.	12,218	871,021	11,899	848,280

Northrop Grumman Corp.	12,320	778,747	11,999	758,457

Raytheon Co.	15,644	720,876	15,236	702,075

Rockwell Collins, Inc.	9,075	549,128	8,839	534,848

		4,333,690		4,220,754
Airlines		0.1%		0.1%
Copa Holdings SA Class A (Panama)	4,397	223,195	4,282	217,226

Southwest Airlines Co.	43,207	594,528	42,081	579,035

		817,723		796,261
Banking		0.5%		0.6%
Cullen/Frost Bankers, Inc.	6,121	320,985	5,962	312,647

Hudson City Bancorp, Inc.	38,647	450,238	37,640	438,506

M&T Bank Corp.	6,771	506,132	6,595	492,976

Northern Trust Corp.	13,055	647,920	12,714	630,996

People’s United Financial, Inc.	30,478	375,184	29,684	365,410

PNC Financial Services Group, Inc.	17,403	938,022	16,949	913,551

TCF Financial Corp.	17,532	230,721	17,075	224,707

		3,469,202		3,378,793
Broadcasting		—%		0.1%
Discovery Communications, Inc. Class A †	6,951	310,084	6,770	302,010

		310,084		302,010

47

COMMON STOCKS* cont.	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Building materials		0.1%		0.1%
Sherwin-Williams Co. (The)	5,902	$430,669	5,748	$419,432

		430,669		419,432
Cable television		0.1%		0.1%
IAC/InterActiveCorp. †	15,840	441,936	15,427	430,413

Scripps Networks Interactive Class A	6,187	314,856	6,026	306,663

		756,792		737,076
Chemicals		0.1%		0.1%
Compass Minerals International, Inc.	3,218	253,804	3,134	247,179

International Flavors & Fragrances, Inc.	6,173	309,638	6,012	301,562

Valspar Corp.	8,462	271,630	8,241	264,536

		835,072		813,277
Commercial and consumer services		0.4%		0.4%
Automatic Data Processing, Inc.	28,474	1,264,815	27,733	1,231,900

Ecolab, Inc.	10,268	506,418	10,001	493,249

Gartner, Inc. †	15,980	506,406	15,564	493,223

Verisk Analytics, Inc. Class A †	11,608	346,034	11,306	337,032

		2,623,673		2,555,404
Computers		1.0%		1.1%
Compuware Corp. †	43,154	431,972	42,029	420,710

Hewlett-Packard Co.	45,254	1,903,383	43,818	1,842,985

IBM Corp.	18,843	2,705,855	18,261	2,622,280

Lexmark International, Inc. Class A †	11,775	447,803	11,468	436,128

Teradata Corp. †	18,305	720,485	17,829	701,749

		6,209,498		6,023,852
Conglomerates		0.1%		0.1%
AMETEK, Inc.	8,480	458,344	8,259	446,399

		458,344		446,399
Consumer		0.1%		0.1%
Scotts Miracle-Gro Co. (The) Class A	5,555	296,637	5,410	288,894

Tupperware Brands Corp.	4,525	202,765	4,407	197,478

		499,402		486,372
Consumer services		0.1%		0.1%
Netflix, Inc. †	2,543	441,211	2,476	429,586

		441,211		429,586
Electric utilities		0.5%		0.6%
DPL, Inc.	12,974	338,621	12,636	329,800

DTE Energy Co.	11,481	536,852	11,182	522,870

Great Plains Energy, Inc.	16,268	309,580	15,844	301,511

ITC Holdings Corp.	5,602	350,741	5,456	341,600

NSTAR	10,087	420,729	9,824	409,759

OGE Energy Corp.	9,386	414,486	9,141	403,667

Pinnacle West Capital Corp.	10,131	416,992	9,867	406,126

Wisconsin Energy Corp.	8,753	521,154	8,525	507,579

		3,309,155		3,222,912

48

COMMON STOCKS* cont.	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Electronics		0.5%		0.6%
Altera Corp.	27,467	$857,245	26,752	$834,930

Analog Devices, Inc.	20,164	678,922	19,449	654,848

Garmin, Ltd.	9,475	311,159	9,228	303,048

Silicon Laboratories, Inc. †	8,507	339,429	8,285	330,572

Synopsys, Inc. †	20,933	535,466	20,387	521,499

Xilinx, Inc.	25,854	693,146	25,180	675,076

		3,415,367		3,319,973
Energy (oil field)		0.2%		0.2%
Core Laboratories NV (Netherlands)	8,643	672,166	8,418	654,668

Exterran Holdings, Inc. †	17,110	430,659	16,664	419,433

		1,102,825		1,074,101
Energy (other)		—%		—%
Covanta Holding Corp.	17,589	277,554	17,130	270,311

		277,554		270,311
Financial		0.4%		0.4%
Assurant, Inc.	10,085	398,761	9,822	388,362

Berkshire Hathaway, Inc. Class B †	20,326	1,617,137	19,796	1,574,970

Broadridge Financial Solutions, Inc.	21,095	464,090	20,546	452,012

		2,479,988		2,415,344
Food		0.8%		0.9%
Campbell Soup Co.	34,119	1,236,814	33,230	1,204,588

ConAgra Foods, Inc.	49,274	1,108,172	47,990	1,079,295

Hershey Co. (The)	21,116	1,045,031	20,566	1,017,811

Hormel Foods Corp.	19,643	902,007	19,131	878,496

JM Smucker Co. (The)	15,806	1,016,010	15,395	989,591

		5,308,034		5,169,781
Forest products and packaging		—%		—%
Sonoco Products Co.	8,317	278,620	8,101	271,384

		278,620		271,384
Health-care services		0.7%		0.8%
AmerisourceBergen Corp.	21,683	711,636	21,118	693,093

Cardinal Health, Inc.	23,395	811,573	22,786	790,446

Henry Schein, Inc. †	9,172	515,008	8,933	501,588

Laboratory Corp. of America Holdings †	8,261	671,785	8,046	654,301

McKesson Corp.	14,424	951,696	14,048	926,887

Pharmaceutical Product Development, Inc.	15,418	397,939	15,017	387,589

Warner Chilcott PLC Class A (Ireland)	22,125	531,885	21,549	518,038

		4,591,522		4,471,942
Insurance		1.0%		1.1%
AON Corp.	15,680	623,280	15,272	607,062

Arch Capital Group, Ltd. †	4,632	400,158	4,512	389,792

Axis Capital Holdings, Ltd.	11,825	402,168	11,517	391,693

Brown & Brown, Inc.	15,738	350,800	15,327	341,639

Hanover Insurance Group, Inc. (The)	5,977	270,459	5,821	263,400

HCC Insurance Holdings, Inc.	12,310	325,969	11,990	317,495

Marsh & McLennan Cos., Inc.	27,822	694,994	27,097	676,883

49

COMMON STOCKS* cont.	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Insurance cont.
PartnerRe, Ltd.	6,006	$476,396	5,849	$463,943

Progressive Corp. (The)	34,296	725,703	33,403	706,807

RenaissanceRe Holdings, Ltd.	5,723	344,868	5,574	335,889

Transatlantic Holdings, Inc.	6,813	358,364	6,635	349,001

Travelers Cos., Inc. (The)	17,921	989,239	17,454	963,461

W.R. Berkley Corp.	13,976	384,620	13,611	374,575

		6,347,018		6,181,640
Medical technology		0.2%		0.2%
Becton, Dickinson and Co.	12,875	972,320	12,540	947,021

Gen-Probe, Inc. †	7,165	347,001	6,979	337,993

		1,319,321		1,285,014
Metals		0.2%		0.2%
Newmont Mining Corp.	13,925	847,615	13,562	825,519

Royal Gold, Inc.	5,111	253,046	4,977	246,411

		1,100,661		1,071,930
Natural gas utilities		0.1%		0.1%
Southern Union Co.	26,401	663,457	25,714	646,193

		663,457		646,193
Office equipment and supplies		0.1%		0.1%
Pitney Bowes, Inc.	17,459	383,050	17,004	373,068

		383,050		373,068
Oil and gas		1.1%		1.3%
Cimarex Energy Co.	12,225	938,269	11,907	913,862

Frontier Oil Corp.	32,884	435,713	32,027	424,358

Helmerich & Payne, Inc.	18,316	783,558	17,838	763,110

Holly Corp.	15,860	519,098	15,447	505,580

Occidental Petroleum Corp.	36,698	2,885,564	35,742	2,810,393

Oil States International, Inc. †	12,114	619,268	11,798	603,114

Sunoco, Inc.	20,437	765,774	19,905	745,840

Unit Corp. †	12,555	492,533	12,228	479,704

		7,439,777		7,245,961
Pharmaceuticals		0.7%		0.8%
Cephalon, Inc. †	8,015	532,517	7,806	518,631

Eli Lilly & Co.	39,647	1,395,574	38,614	1,359,213

Endo Pharmaceuticals Holdings, Inc. †	15,162	557,052	14,767	542,540

Forest Laboratories, Inc. †	22,584	746,401	21,996	726,968

Perrigo Co.	9,017	594,040	8,782	578,558

Watson Pharmaceuticals, Inc. †	12,298	573,702	11,978	558,774

		4,399,286		4,284,684
Publishing		0.1%		0.1%
Thomson Reuters Corp. (Canada)	17,183	657,250	16,735	640,114

Washington Post Co. (The) Class B	500	201,075	487	195,847

		858,325		835,961

50

COMMON STOCKS* cont.	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Real estate		0.3%		0.4%
Digital Realty Trust, Inc. R	6,834	$408,195	6,656	$397,563

Essex Property Trust, Inc. R	3,113	351,644	3,032	342,495

Nationwide Health Properties, Inc. R	10,464	427,245	10,191	416,099

Realty Income Corp. R	10,444	358,020	10,173	348,730

Ventas, Inc. R	10,200	546,312	9,935	532,119

		2,091,416		2,037,006
Restaurants		0.4%		0.5%
Chipotle Mexican Grill, Inc. †	1,638	344,324	1,596	335,495

McDonald’s Corp.	14,263	1,109,234	13,891	1,080,303

Panera Bread Co. Class A †	2,253	201,666	2,194	196,385

Starbucks Corp.	19,855	565,470	19,338	550,746

Yum! Brands, Inc.	12,174	603,343	11,857	587,633

		2,824,037		2,750,562
Retail		0.9%		1.0%
Advance Auto Parts, Inc.	4,684	304,366	4,562	296,439

Amazon.com, Inc. †	6,858	1,132,530	6,679	1,102,970

AutoZone, Inc. †	1,742	413,951	1,697	403,258

Big Lots, Inc. †	5,564	174,543	5,419	169,994

Dollar Tree, Inc. †	6,366	326,639	6,200	318,122

Family Dollar Stores, Inc.	6,546	302,229	6,376	294,380

Herbalife, Ltd.	11,528	736,178	11,227	716,956

Kohl’s Corp. †	9,378	480,154	9,134	467,661

PETsMART, Inc.	7,156	267,849	6,969	260,850

Ross Stores, Inc.	5,513	325,212	5,369	316,717

Target Corp.	13,915	722,745	13,552	703,891

TJX Cos., Inc. (The)	11,545	529,800	11,244	515,987

Toro Co. (The)	4,274	242,592	4,162	236,235

		5,958,788		5,803,460
Semiconductor		0.1%		0.1%
Maxim Integrated Products, Inc.	17,027	368,805	16,559	358,668

		368,805		358,668
Shipping		0.1%		0.1%
J. B. Hunt Transport Services, Inc.	10,298	370,316	10,030	360,679

Ryder System, Inc.	6,036	264,075	5,879	257,206

		634,391		617,885
Software		0.2%		0.3%
Amdocs, Ltd. (United Kingdom) †	21,689	665,419	21,124	648,084

BMC Software, Inc. †	18,306	832,191	17,829	810,506

		1,497,610		1,458,590
Technology		0.1%		0.1%
Tech Data Corp. †	9,233	396,927	8,993	386,609

		396,927		386,609
Technology services		0.5%		0.5%
Accenture PLC Class A	32,637	1,459,200	31,787	1,421,197

AOL, Inc. †	17,947	478,826	17,480	466,366

Global Payments, Inc.	11,770	458,559	11,463	446,598

VeriSign, Inc. †	20,502	712,445	19,968	693,888

		3,109,030		3,028,049

51

COMMON STOCKS* cont.	500 Fund 13.7%		700 Fund 15.2%
	Shares	Value	Shares	Value

Telephone		0.4%		0.4%
CenturyTel, Inc.	44,497	$1,841,286	43,337	$1,793,285

TW Telecom, Inc. †	43,494	800,290	42,361	779,442

		2,641,576		2,572,727
Tobacco		0.5%		0.5%
Lorillard, Inc.	15,930	1,359,466	15,515	1,324,050

Reynolds American, Inc.	25,062	1,626,524	24,409	1,584,144

		2,985,990		2,908,194
Transportation services		—%		—%
Landstar Systems, Inc.	6,180	232,492	6,019	226,435

		232,492		226,435
Waste Management		0.3%		0.3%
Republic Services, Inc.	19,037	567,493	18,541	552,707

Stericycle, Inc. †	6,342	454,975	6,176	443,066

Waste Management, Inc.	20,476	731,403	19,943	712,364

		1,753,871		1,708,137
Total common stocks
(cost $84,220,408 and $82,013,097)		$88,954,253		$86,605,737

ASSET-BACKED SECURITIES*	500 Fund 6.8%		700 Fund 8.0%
	Principal amount	Value	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3,
Class A2C, 0.406s, 2036	$—	$—	$1,040,666	$513,868

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	2,741,097	2,165,466	357,772	282,640
Ser. 00-5, Class A6, 7.96s, 2032	1,127,561	958,427	—	—
Ser. 00-6, Class A5, 7.27s, 2031	1,943,745	1,992,339	2,468,955	2,530,679
Ser. 01-1, Class A5, 6.99s, 2031	1,544,437	1,590,770	1,912,967	1,970,356
Ser. 01-3, Class A4, 6.91s, 2033	2,035,152	2,106,383	2,888,294	2,989,385

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.756s, 2047	—	—	369,000	284,130
FRB Ser. 07-7, Class 2A3, 0.486s, 2047	—	—	2,008,000	828,300
FRB Ser. 07-3, Class 2A3, 0.466s, 2047	814,000	282,865	1,188,000	412,830
FRB Ser. 07-8, Class 2A3, 0.446s, 2037	3,564,000	1,354,320	1,112,000	422,560
FRB Ser. 07-9, Class 2A3, 0.436s, 2047	2,147,000	953,053	—	—
FRB Ser. 07-3, Class 2A2, 0.426s, 2047	540,000	377,803	575,000	402,291
FRB Ser. 07-6, Class 2A2, 0.426s, 2037	—	—	372,000	277,140
FRB Ser. 06-23, Class 2A3, 0.426s, 2037	1,826,000	948,494	777,000	403,603
FRB Ser. 06-8, Class 2A3, 0.416s, 2046	483,000	299,460	480,000	297,600
FRB Ser. 06-22, Class 2A3, 0.416s, 2034	839,000	429,988	1,214,000	622,175
FRB Ser. 06-24, Class 2A3, 0.406s, 2047	2,736,000	1,231,200	3,459,000	1,556,550
FRB Ser. 06-21, Class 2A3, 0.406s, 2037	575,000	290,375	—	—
FRB Ser. 07-1, Class 2A3, 0.396s, 2037	2,640,000	957,000	1,999,000	724,638
FRB Ser. 07-1, Class 2A2, 0.356s, 2037	944,000	741,040	1,096,000	860,360

Credit-Based Asset Servicing and Securitization
Ser. 07-CB1, Class AF2, 5.805s, 2037	—	—	1,098,000	532,530

First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.496s, 2036	1,002,000	503,756	1,254,000	630,449
FRB Ser. 07-FF1, Class A2D, 0.476s, 2038	1,009,000	498,237	2,291,000	1,131,280

52

ASSET-BACKED SECURITIES* cont.	500 Fund 6.8%		700 Fund 8.0%
	Principal amount	Value	Principal amount	Value

First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF18, Class A2D, 0.466s, 2037	$789,000	$394,500	$805,000	$402,500
FRB Ser. 06-FF18, Class A2C, 0.416s, 2037	3,432,000	1,750,320	5,141,000	2,621,910
FRB Ser. 06-FF13, Class A2C, 0.416s, 2036	1,320,000	646,800	1,224,000	599,760
FRB Ser. 06-FF11, Class 2A3, 0.406s, 2036	955,000	479,467	1,144,000	574,357
FRB Ser. 07-FF1, Class A2C, 0.396s, 2038	1,347,000	646,623	3,032,000	1,455,503

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	859,386	786,339	—	—
Ser. 96-8, Class M1, 7.85s, 2027	457,000	458,460	—	—
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,564,000	1,541,605	635,000	625,908
Ser. 99-4, Class A7, 7.41s, 2031	1,070,137	984,526	1,325,079	1,219,072
Ser. 1997-5, Class M1, 6.95s, 2029	2,058,000	2,006,550	927,000	903,825

GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.496s, 2036	540,685	291,970	1,033,530	558,106
FRB Ser. 07-5, Class 2A1A, 0.376s, 2047	195,992	127,532	180,253	117,291
FRB Ser. 07-4, Class A1, 0.356s, 2037	373,834	178,833	555,400	265,689
FRB Ser. 06-17, Class A1, 0.316s, 2036	1,682,040	824,200	2,101,280	1,029,627
FRB Ser. 06-16, Class A1, 0.316s, 2036	1,093,699	607,003	1,464,079	812,564
FRB Ser. 06-12, Class A1, 0.306s, 2036	2,368,570	1,211,760	1,050,362	537,365

GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.506s, 2036	747,000	317,475	1,101,000	467,925
FRB Ser. 07-FM1, Class A2C, 0.426s, 2036	910,000	382,200	1,548,000	650,160
FRB Ser. 07-HE2, Class A2A, 0.376s, 2047	78,835	74,105	66,031	62,069

HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.306s, 2036	88,640	64,707	80,131	58,495

Long Beach Mortgage Loan Trust FRB
Ser. 06-WL1, Class 2A3, 0.496s, 2046	863,667	632,636	1,233,296	903,389

Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.506s, 2032	897,000	807,300	315,000	283,500

MASTR Asset Backed Securities Trust
FRB Ser. 07-WMC1, Class A3, 0.356s, 2037	1,613,172	564,610	2,375,301	831,355
FRB Ser. 07-WMC1, Class A2, 0.306s, 2037	1,880,435	658,152	2,768,992	969,147

Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2C, 0.506s, 2037	1,475,000	737,500	5,019,000	2,509,500
FRB Ser. 07-2, Class A2C, 0.496s, 2037	1,069,000	528,675	2,213,000	1,094,441
FRB Ser. 07-3, Class A2C, 0.436s, 2037	568,000	265,426	4,257,000	1,989,296
FRB Ser. 07-1, Class A2B, 0.426s, 2037	1,417,828	786,894	973,136	540,091

Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2B, 0.426s, 2037	860,000	351,067	1,962,000	800,922

Morgan Stanley Capital, Inc.
FRB Ser. 06-HE3, Class A2D, 0.506s, 2036	1,536,000	635,597	2,959,000	1,224,434
FRB Ser. 06-HE6, Class A2D, 0.496s, 2036	1,115,000	401,400	2,033,000	731,880
FRB Ser. 06-WMC2, Class A2C, 0.406s,
2036	868,019	314,657	682,545	247,423

Morgan Stanley IXIS Real Estate Capital
FRB Ser. 06-2, Class A3, 0.406s, 2036	3,216,000	1,165,800	—	—

Novastar Home Equity Loan FRB
Ser. 06-6, Class A2B, 0.356s, 2037	594,533	378,758	784,123	499,539

53

ASSET-BACKED SECURITIES* cont.	500 Fund 6.8%		700 Fund 8.0%
	Principal amount	Value	Principal amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A4, 7.4s, 2030	$1,106,000	$735,490	$447,000	$297,255
Ser. 02-B, Class A4, 7.09s, 2032	734,053	704,003	—	—
Ser. 02-A, Class A4, 6.97s, 2032	796,028	800,008	352,838	354,602
Ser. 02-B, Class A2, 5.19s, 2019	364,358	328,292	280,296	252,551

Securitized Asset Backed Receivables, LLC
FRB Ser. 06-FR4, Class A2B, 0.426s, 2036	655,000	278,375	—	—
FRB Ser. 06-WM3, Class A2, 0.416s, 2036	701,369	277,041	1,255,691	495,998
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037	57,556	44,606	58,857	45,614
FRB Ser. 07-BR4, Class A2A, 0.346s, 2037	501,620	346,770	392,247	271,160
FRB Ser. 06-WM3, Class A1, 0.306s, 2036	990,856	391,388	659,016	260,311

WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.366s, 2037	256,113	171,929	190,330	127,769
FRB Ser. 07-HE1, Class 2A1, 0.306s, 2037	267,081	182,817	243,945	167,140

Total asset-backed securities
(cost $43,013,440 and $44,218,549)		$43,945,142		$45,532,807

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS*	500 Fund 4.0%		700 Fund 4.2%
	Principal amount	Value	Principal amount	Value

U.S. Government Agency
Mortgage Obligations
Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, November 1, 2040	$18,000,000	$18,892,969	$23,000,000	$24,141,016
4s, TBA, November 1, 2040	7,000,000	7,217,109	—	—

Total U.S. government agency mortgage
obligations (cost $25,992,500 and $23,991,875)		$26,110,078		$24,141,016

U.S. GOVERNMENT AGENCY OBLIGATIONS*	500 Fund 0.4%		700 Fund 0.4%
	Principal amount	Value	Principal amount	Value

General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011	$900,000	$902,542	$700,000	$701,977

Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	900,000	908,455	700,000	706,576

JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed notes, December 1, 2010	900,000	901,843	700,000	701,434

Total U.S. government agency obligations
(cost $2,698,760 and $2,098,935)		$2,712,840		$2,109,987

U.S. TREASURY OBLIGATIONS*	500 Fund —%		700 Fund —%
	Principal amount	Value	Principal amount	Value

U.S. Treasury Inflation Index Notes 3s,
July 15, 2012 [i]	$291,355	$312,190	$48,559	$52,032

Total U.S. treasury obligations
(cost $312,190 and $52,032)		$312,190		$52,032

54

COMMODITY LINKED NOTES*	500 Fund 3.4%		700 Fund 3.3%
	Principal amount	Value	Principal amount	Value

UBS AG 144A zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	$3,400	$3,459,582	$3,300	$3,357,829

UBS AG 144A zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	3,600	3,699,204	2,400	2,466,136

UBS AG 144A zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	3,361	3,448,117	2,874	2,948,494

UBS AG 144A zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	11,236	11,152,473	10,214	10,138,070

Total commodity linked notes
(cost $21,574,317 and $18,770,978)		$21,759,376		$18,910,529

SENIOR LOANS* [c]	500 Fund 2.5%		700 Fund 3.1%
	Principal amount	Value	Principal amount	Value

Ardent Health Systems bank term loan
FRN Ser. B, 6 1/2s, 2015	$750,000	$743,438	$750,000	$743,438

Brickman Group Holdings, Inc. bank term
loan FRN Ser. B, 7 1/4s, 2016	1,300,000	1,313,543	1,200,000	1,212,502

Cedar Fair LP bank term loan FRN
Ser. B, 5 1/2s, 2016	214,463	216,950	244,388	247,222

Cengage Learning Acquisitions, Inc.
bank term loan FRN Ser. B, 2.78s, 2014	960,000	875,891	1,140,000	1,040,120

Claire’s Stores, Inc. bank term loan
FRN 3.048s, 2014	960,000	849,715	1,140,000	1,009,037

DineEquity, Inc. bank term loan FRN
Ser. B, 6s, 2017	805,000	812,714	730,000	736,996

Federal Mogul Corp. bank term loan FRN
Ser. B, 2.198s, 2014	635,676	563,567	754,865	669,235

Federal Mogul Corp. bank term loan FRN
Ser. C, 2.198s, 2015	324,324	287,534	385,135	341,447

General Chemical Holding Co. bank term
loan FRN Ser. B, 6 3/4s, 2015	750,000	756,563	750,000	756,563

Goodman Global, Inc. bank term loan FRN
Ser. 1st, 5 3/4s, 2016	960,000	972,250	960,000	972,250

Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B1, 3.288s, 2015	500,000	440,500	500,000	440,500

MGM Resorts Int’l bank term loan FRN
Ser. D, 6s, 2011	1,000,000	994,375	1,000,000	994,375

Multiplan, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2017	1,000,000	1,003,438	1,000,000	1,003,438

Nuveen Investments, Inc. bank term loan
FRN Ser. B, 3.289s, 2014	960,000	897,593	1,090,000	1,019,142

Realogy Corp. bank term loan FRN
0.106s, 2013	51,582	47,165	68,376	62,522

Realogy Corp. bank term loan FRN
Ser. B, 3.257s, 2013	378,418	346,018	501,624	458,675

Revlon Consumer Products bank term loan
FRN 6s, 2015	547,250	547,641	646,750	647,212

55

SENIOR LOANS* [c] cont.	500 Fund 2.5%		700 Fund 3.1%
	Principal amount	Value	Principal amount	Value

Reynolds Group Holdings, Ltd. bank term
loan FRN Ser. D, 6 1/2s, 2016
(New Zealand)	$870,000	$875,674	$1,030,000	$1,036,718

Rite-Aid Corp. bank term loan FRN 6s, 2014	1,000,000	989,688	1,000,000	989,688

Six Flags Theme Parks bank term loan
FRN Ser. B, 6s, 2016	1,000,000	1,002,740	1,000,000	1,002,740

Swift Transportation Co., Inc. bank
term loan FRN 8 1/4s, 2014	960,000	942,267	1,140,000	1,118,942

Texas Competitive Electric
Holdings Co., LLC bank term loan FRN
Ser. B3, 3.756s, 2014 (United Kingdom)	960,000	752,727	1,140,000	893,864

Total senior loans
(cost $16,215,102 and $17,379,675)		$16,231,991		$17,396,626

FOREIGN GOVERNMENT BONDS AND NOTES*	500 Fund 1.0%		700 Fund 1.1%
	Principal amount	Value	Principal amount	Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013	$1,405,000	$1,393,058	$1,305,000	$1,293,908

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015	2,140,000	2,053,330	1,965,000	1,885,418

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.677s, 2012	2,805,000	652,163	2,610,000	606,825

Ukraine (Government of) Financing
of Infrastructural Projects State
Enterprise 144A govt.
guaranty notes 8 3/8s, 2017 (Ukraine)	700,000	710,136	600,000	608,688

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013	1,700,000	1,757,375	1,600,000	1,654,000

Total foreign government bonds and notes
(cost $6,561,679 and $6,044,739)		$6,566,062		$6,048,839

PURCHASED OPTIONS OUTSTANDING*		500 Fund 0.8%		700 Fund 1.0%
		Contract		Contract
		amount/		amount/
	Expiration date/	number of		number of
	strike price	contracts	Value	contracts	Value

SPDR S&P 500
ETF Trust (Put)	Dec-10/$100.00	660,874	$219,820	645,131	$214,583

SPDR S&P 500
ETF Trust (Put)	Mar-11/103.00	130,655	297,081	129,982	295,550

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.04%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	$25,407,900	809,750	$33,253,600	1,059,792

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 3.04% versus the
three month USD-LIBOR-BBA
maturing February 9, 2021.	Feb-11/3.04	25,407,900	287,617	33,253,600	376,431

56

PURCHASED OPTIONS OUTSTANDING* cont.		500 Fund 0.8%		700 Fund 1.0%
		Contract		Contract
		amount/		amount/
	Expiration date/	number of		number of
	strike price	contracts	Value	contracts	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 3.11% versus the
three month USD-LIBOR-BBA
maturing February 9, 2021.	Feb-11/3.11	25,407,900	$240,613	33,253,600	$314,912

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.11%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	25,407,900	922,561	33,253,600	1,207,438

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 3.565% versus
the three month USD-LIBOR-BBA
maturing January 25, 2041.	Jan-11/3.565	4,642,800	244,722	8,296,200	437,293

Option on an interest rate
swap with Barclays Bank PLC
for the right to receive a fixed
rate of 3.7375% versus the
three month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375	5,703,300	472,176	3,400,200	281,503

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.665%
versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	5,703,300	438,185	3,400,200	261,237

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.565%
versus the three month
USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565	4,642,800	132,134	8,296,200	236,110

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 1.885%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	57,118,200	1,112,663	61,842,500	1,204,692

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to pay
a fixed rate of 1.885% versus
the three month USD-LIBOR-BBA
maturing December 13, 2015.	Dec-10/1.885	57,118,200	48,550	61,842,500	52,566

Total purchased options outstanding
(cost $7,223,009 and $8,213,602)			$5,225,872		$5,942,107

57

CONVERTIBLE BONDS AND NOTES*	500 Fund 0.1%		700 Fund 0.1%
	Principal amount	Value	Principal amount	Value

Advanced Micro Devices, Inc. cv.
sr. unsec. notes 6s, 2015	$105,000	$104,344	$110,000	$109,313

Penn Virginia Corp. cv. sr. unsec.
sub. notes 4 1/2s, 2012	550,000	539,000	650,000	637,000

Total convertible bonds and notes
(cost $625,888 and $726,758)		$643,344		$746,313

SHORT-TERM INVESTMENTS*	500 Fund 30.0%		700 Fund 21.0%
	Principal amount/		Principal amount/
	shares	Value	shares	Value

Putnam Money Market Liquidity
Fund 0.16% [e]	56,247,819	$56,247,819	36,820,801	$36,820,801

U.S. Treasury Bills for an effective
yield of 0.20%, September 22, 2011	$15,000,000	14,972,235	$—	—

U.S. Treasury Bills for an effective
yield of 0.20%, August 25, 2011 ##	—	—	25,000,000	24,949,875

U.S. Treasury Bills for effective
yields ranging from 0.23% to 0.24%,
July 28, 2011 #	—	—	402,000	401,235

U.S. Treasury Bills for an effective
yield of 0.27%, June 2, 2011 # ##	16,000,000	15,974,480	—	—

U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011 ## #	27,000,000	26,968,653	3,362,000	3,358,097

U.S. Treasury Bills for an effective
yield of 0.20%, April 7, 2011 # ##	25,000,000	24,978,250	5,300,000	5,295,389

U.S. Treasury Bills for effective
yields ranging from 0.16% to 0.29%,
December 16, 2010 # ##	9,452,000	9,449,838	671,000	670,780

U.S. Treasury Bills for effective
yields ranging from 0.25% to 0.33%,
November 18, 2010 # ##	25,000	24,996	351,000	350,952

U.S. Treasury Bills for an effective
yield of 0.14%, November 04, 2010 # ##	—	—	15,000,000	14,999,830

SSgA Prime Money Market Fund 0.14% i,P	—	—	1,893,000	1,893,000

Freddie Mac Discount Notes for an
effective yield of 0.34%,
November 16, 2010 ##	20,000,000	19,997,167	10,000,000	9,998,583

Federal Farm Credit Bank for an
effective yield of 0.25375%,
February 28, 2011	1,400,000	1,400,280	1,000,000	1,000,200

Fannie Mae Discount Notes for an
effective yield of 0.27%,
November 1, 2010	25,000,000	25,000,000	20,000,000	20,000,000

Total short-term investments
(cost $195,013,438 and $119,748,092)		$195,013,718		$119,738,742

TOTAL INVESTMENTS

Total investments (cost $690,970,578 and $592,121,704)		$701,658,390		$603,322,748

58

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolio are for the close of the funds’ reporting period, which ran from November 1, 2009 through October 31, 2010 (the reporting period).

* Percentages indicated are based on net assets as follows:

500 Fund	$649,253,647
700 Fund	$569,822,218

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

Δ Forward commitments, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 8).

e See Note 7 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

i Securities purchased with cash or securities received, that were pledged to the funds for collateral on certain derivatives contracts (Note 1).

P The rate quoted in the security description is the annualized 7-day yield of the funds at the close of the reporting period.

R Real Estate Investment Trust.

59

At the close of the reporting period, the fund maintained liquid assets to cover certain derivatives contracts as follows:

500 Fund	$306,944,915
700 Fund	$305,317,017

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

500 Fund

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $111,297,764)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	11/22/10	$1,249,999	$1,234,033	$15,966

	Brazilian Real	Buy	11/22/10	301,139	303,880	(2,741)

	Canadian Dollar	Sell	11/22/10	1,247,444	1,251,241	3,797

	Chilean Peso	Buy	11/22/10	251,942	255,057	(3,115)

	Czech Koruna	Sell	11/22/10	370,594	371,522	928

	Euro	Sell	11/22/10	128,368	126,594	(1,774)

	Japanese Yen	Sell	11/22/10	79,009	78,562	(447)

	Mexican Peso	Buy	11/22/10	494,354	493,703	651

	Norwegian Krone	Buy	11/22/10	23,179	23,325	(146)

	Singapore Dollar	Sell	11/22/10	722,940	715,815	(7,125)

	South Korean Won	Buy	11/22/10	244,498	246,798	(2,300)

	Swedish Krona	Sell	11/22/10	1,275,773	1,272,911	(2,862)

	Swiss Franc	Sell	11/22/10	1,142,436	1,157,120	14,684

	Taiwan Dollar	Buy	11/22/10	8,576	8,607	(31)

	Turkish Lira	Buy	11/22/10	483,894	487,494	(3,600)

Barclays Bank PLC

	Australian Dollar	Buy	11/22/10	1,179,958	1,163,703	16,255

	Brazilian Real	Buy	11/22/10	149,080	150,887	(1,807)

	British Pound	Sell	11/22/10	1,237,884	1,214,922	(22,962)

	Canadian Dollar	Sell	11/22/10	1,160,832	1,155,452	(5,380)

	Chilean Peso	Buy	11/22/10	6,400	6,476	(76)

	Czech Koruna	Sell	11/22/10	748,769	756,010	7,241

	Euro	Sell	11/22/10	557,927	557,625	(302)

	Hungarian Forint	Buy	11/22/10	258,961	258,595	366

	Japanese Yen	Buy	11/22/10	29,561	28,536	1,025

	Mexican Peso	Buy	11/22/10	247,855	245,290	2,565

	New Zealand Dollar	Sell	11/22/10	478,024	473,303	(4,721)

60

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $111,297,764) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Norwegian Krone	Sell	11/22/10	$68,635	$68,340	$(295)

	Polish Zloty	Buy	11/22/10	753,096	755,358	(2,262)

	Singapore Dollar	Sell	11/22/10	944,843	935,531	(9,312)

	South Korean Won	Buy	11/22/10	242,355	244,219	(1,864)

	Swedish Krona	Buy	11/22/10	1,352,825	1,365,302	(12,477)

	Swiss Franc	Sell	11/22/10	1,160,096	1,175,769	15,673

	Taiwan Dollar	Buy	11/22/10	8,749	8,737	12

	Turkish Lira	Buy	11/22/10	849,423	854,724	(5,301)

Citibank, N.A.

	Australian Dollar	Buy	11/22/10	1,287,804	1,270,314	17,490

	Brazilian Real	Buy	11/22/10	353,226	359,140	(5,914)

	British Pound	Sell	11/22/10	1,192,879	1,180,322	(12,557)

	Canadian Dollar	Sell	11/22/10	1,171,120	1,167,582	(3,538)

	Chilean Peso	Buy	11/22/10	2,388	2,418	(30)

	Czech Koruna	Sell	11/22/10	260,510	261,473	963

	Euro	Sell	11/22/10	29,174	28,788	(386)

	Hungarian Forint	Buy	11/22/10	256,021	257,890	(1,869)

	Mexican Peso	Buy	11/22/10	274,412	273,866	546

	Norwegian Krone	Buy	11/22/10	1,231,142	1,238,616	(7,474)

	Polish Zloty	Buy	11/22/10	407,587	408,425	(838)

	Singapore Dollar	Sell	11/22/10	487,135	482,548	(4,587)

	South African Rand	Sell	11/22/10	491,658	499,327	7,669

	South Korean Won	Buy	11/22/10	507,055	509,175	(2,120)

	Swedish Krona	Buy	11/22/10	29,538	29,488	50

	Swiss Franc	Sell	11/22/10	1,260,983	1,278,248	17,265

	Taiwan Dollar	Buy	11/22/10	11,967	12,008	(41)

	Turkish Lira	Buy	11/22/10	723,755	729,190	(5,435)

Credit Suisse AG

	Australian Dollar	Sell	11/22/10	100,324	100,418	94

	British Pound	Sell	11/22/10	1,157,323	1,135,999	(21,324)

	Canadian Dollar	Sell	11/22/10	1,851,963	1,848,467	(3,496)

	Euro	Buy	11/22/10	3,726,412	3,694,467	31,945

	Japanese Yen	Sell	11/22/10	52,670	50,869	(1,801)

	Norwegian Krone	Buy	11/22/10	1,147,599	1,154,694	(7,095)

	South African Rand	Buy	11/22/10	3,187	3,190	(3)

	Swedish Krona	Sell	11/22/10	1,209,029	1,206,694	(2,335)

	Swiss Franc	Sell	11/22/10	1,170,652	1,182,368	11,716

	Turkish Lira	Buy	11/22/10	724,173	729,432	(5,259)

Deutsche Bank AG

	Australian Dollar	Buy	11/22/10	2,520,805	2,485,847	34,958

	Brazilian Real	Sell	11/22/10	63,766	64,023	257

	Czech Koruna	Sell	11/22/10	514,883	516,801	1,918

	Euro	Buy	11/22/10	891,766	888,133	3,633

61

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $111,297,764) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Hungarian Forint	Buy	11/22/10	$256,442	$258,291	$(1,849)

	Malaysian Ringgit	Buy	11/22/10	254,207	253,359	848

	Mexican Peso	Buy	11/22/10	248,340	247,320	1,020

	New Zealand Dollar	Sell	11/22/10	253,411	250,945	(2,466)

	Norwegian Krone	Buy	11/22/10	11,777	11,857	(80)

	Polish Zloty	Buy	11/22/10	638,578	639,854	(1,276)

	Singapore Dollar	Sell	11/22/10	654,122	647,026	(7,096)

	South Korean Won	Buy	11/22/10	253,336	252,960	376

	Swedish Krona	Sell	11/22/10	1,247,235	1,244,678	(2,557)

	Swiss Franc	Sell	11/22/10	1,229,113	1,246,218	17,105

	Taiwan Dollar	Buy	11/22/10	3,653	3,635	18

	Turkish Lira	Buy	11/22/10	1,122,109	1,128,085	(5,976)

Goldman Sachs International

	Australian Dollar	Buy	11/22/10	1,231,048	1,214,329	16,719

	Canadian Dollar	Sell	11/22/10	1,150,055	1,147,040	(3,015)

	Chilean Peso	Buy	11/22/10	3,109	3,152	(43)

	Euro	Sell	11/22/10	365,792	360,560	(5,232)

	Hungarian Forint	Sell	11/22/10	512	512	—

	Norwegian Krone	Sell	11/22/10	19,724	19,891	167

	Polish Zloty	Buy	11/22/10	756,029	757,053	(1,024)

	South African Rand	Sell	11/22/10	254,750	257,511	2,761

	Swedish Krona	Buy	11/22/10	32,223	32,156	67

	Swiss Franc	Sell	11/22/10	1,195,620	1,211,778	16,158

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/22/10	1,226,163	1,209,498	16,665

	British Pound	Sell	11/22/10	1,306,433	1,277,843	(28,590)

	Euro	Buy	11/22/10	2,535,677	2,499,179	36,498

	Norwegian Krone	Buy	11/22/10	1,279,474	1,287,363	(7,889)

	Singapore Dollar	Sell	11/22/10	734,448	727,544	(6,904)

	South Korean Won	Buy	11/22/10	253,469	255,556	(2,087)

	Swiss Franc	Sell	11/22/10	2,433,056	2,465,076	32,020

	Taiwan Dollar	Sell	11/22/10	247,702	247,041	(661)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/22/10	2,521,782	2,487,598	34,184

	Brazilian Real	Buy	11/22/10	529,577	537,104	(7,527)

	British Pound	Buy	11/22/10	33,794	33,441	353

	Canadian Dollar	Sell	11/22/10	1,258,026	1,264,059	6,033

	Chilean Peso	Buy	11/22/10	243,287	246,183	(2,896)

	Czech Koruna	Sell	11/22/10	400,952	402,914	1,962

	Euro	Buy	11/22/10	956,922	944,228	12,694

	Hungarian Forint	Buy	11/22/10	255,884	256,727	(843)

	Japanese Yen	Sell	11/22/10	10,197	10,089	(108)

	Malaysian Ringgit	Buy	11/22/10	423,486	426,285	(2,799)

62

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $111,297,764) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Mexican Peso	Buy	11/22/10	$120,056	$119,638	$418

	New Zealand Dollar	Sell	11/22/10	483,798	478,958	(4,840)

	Norwegian Krone	Buy	11/22/10	1,164,583	1,171,984	(7,401)

	Polish Zloty	Buy	11/22/10	751,804	754,009	(2,205)

	Singapore Dollar	Sell	11/22/10	1,083,870	1,073,721	(10,149)

	South African Rand	Sell	11/22/10	8,850	8,784	(66)

	South Korean Won	Buy	11/22/10	496,731	500,550	(3,819)

	Swedish Krona	Buy	11/22/10	57,271	58,607	(1,336)

	Swiss Franc	Sell	11/22/10	1,922,735	1,948,420	25,685

	Taiwan Dollar	Buy	11/22/10	8,870	8,934	(64)

	Turkish Lira	Buy	11/22/10	467,899	471,611	(3,712)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/22/10	3,304,839	3,255,489	49,350

	British Pound	Sell	11/22/10	89,850	88,920	(930)

	Canadian Dollar	Sell	11/22/10	1,095,482	1,092,119	(3,363)

	Czech Koruna	Sell	11/22/10	516,756	518,775	2,019

	Euro	Buy	11/22/10	1,944,964	1,944,729	235

	Hungarian Forint	Buy	11/22/10	248,942	248,384	558

	Japanese Yen	Sell	11/22/10	21,889	21,671	(218)

	Norwegian Krone	Buy	11/22/10	1,178,981	1,186,146	(7,165)

	Polish Zloty	Buy	11/22/10	876,063	877,864	(1,801)

	Swedish Krona	Sell	11/22/10	1,219,472	1,205,413	(14,059)

	Swiss Franc	Buy	11/22/10	149,909	149,184	725

	Turkish Lira	Buy	11/22/10	470,124	473,920	(3,796)

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/22/10	2,492,378	2,458,580	33,798

	British Pound	Sell	11/22/10	15,215	15,054	(161)

	Canadian Dollar	Sell	11/22/10	1,126,540	1,123,016	(3,524)

	Euro	Buy	11/22/10	1,940,102	1,939,623	479

	Hungarian Forint	Buy	11/22/10	259,328	251,293	8,035

	Japanese Yen	Buy	11/22/10	12,502	12,066	436

	Malaysian Ringgit	Buy	11/22/10	548,279	550,954	(2,675)

	Mexican Peso	Sell	11/22/10	1,881	1,858	(23)

	Norwegian Krone	Sell	11/22/10	48,962	49,265	303

	Polish Zloty	Buy	11/22/10	770,378	772,070	(1,692)

	Swedish Krona	Sell	11/22/10	1,250,904	1,248,247	(2,657)

	Swiss Franc	Buy	11/22/10	71,656	72,646	(990)

	Taiwan Dollar	Buy	11/22/10	6,123	6,146	(23)

UBS AG

	Australian Dollar	Buy	11/22/10	1,958,423	1,932,286	26,137

	British Pound	Buy	11/22/10	16,016	15,848	168

	Canadian Dollar	Sell	11/22/10	1,181,603	1,185,689	4,086

	Czech Koruna	Sell	11/22/10	496,495	498,235	1,740

63

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $111,297,764) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Euro	Buy	11/22/10	$2,236,848	$2,228,838	$8,010

	Japanese Yen	Sell	11/22/10	1,323,380	1,321,698	(1,682)

	Mexican Peso	Sell	11/22/10	6,685	6,602	(83)

	Norwegian Krone	Buy	11/22/10	602,042	605,546	(3,504)

	South African Rand	Sell	11/22/10	16,106	16,423	317

	Swedish Krona	Buy	11/22/10	64,715	65,039	(324)

	Swiss Franc	Sell	11/22/10	1,826,111	1,843,001	16,890

Westpac Banking Corp.

	Australian Dollar	Buy	11/22/10	802,594	801,288	1,306

	British Pound	Sell	11/22/10	80,721	79,225	(1,496)

	Canadian Dollar	Sell	11/22/10	2,645	2,638	(7)

	Euro	Buy	11/22/10	590,158	598,112	(7,954)

	Japanese Yen	Sell	11/22/10	55,290	53,375	(1,915)

	New Zealand Dollar	Sell	11/22/10	376,279	372,358	(3,921)

	Norwegian Krone	Sell	11/22/10	26,072	26,646	574

	Swedish Krona	Buy	11/22/10	7,385	7,375	10

	Swiss Franc	Sell	11/22/10	1,200,593	1,217,295	16,702

Total						$235,821

FUTURES CONTRACTS OUTSTANDING at 10/31/10

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	28	$5,028,184	Dec-10	$2,616

Euro-Schatz 2 yr (Long)	154	23,288,376	Dec-10	(619)

Japanese Government Bond
10 yr (Long)	1	1,779,435	Dec-10	20,374

Japanese Government Bond
10 yr Mini (Short)	10	1,779,807	Dec-10	(22,586)

S&P 500 Index E-Mini (Long)	66	3,893,175	Dec-10	156,618

S&P 500 Index E-Mini (Short)	439	25,895,513	Dec-10	(929,516)

U.K. Gilt 10 yr (Long)	65	12,844,274	Dec-10	(113,894)

U.S. Treasury Bond 20 yr (Short)	8	1,047,500	Dec-10	2,985

U.S. Treasury Bond 30 yr (Long)	491	66,208,281	Dec-10	(2,760,964)

U.S. Treasury Note 5 yr (Long)	131	15,926,734	Dec-10	21,243

U.S. Treasury Note 10 yr (Short)	639	80,693,719	Dec-10	294,020

Total				$(3,329,723)

64

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $14,724,935)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	$6,474,000	Aug-11/4.49	$858,647

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	14,542

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	504,803

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	10,747

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	6,474,000	Aug-11/4.49	23,565

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	445,476

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	4,649

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	291,298

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA maturing
July 26, 2021.	4,267,500	Jul-11/4.5475	11,352

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	23,813

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	596,255

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	1,172,794

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,180,300	Aug-15/4.375	726,494

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.	19,957,200	Jan-12/4.80	122,737

65

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $14,724,935) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	$19,957,200	Jan-12/4.80	$2,893,594

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,180,300	Aug-15/4.375	730,759

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	6,180,300	Aug-15/4.46	686,322

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,180,300	Aug-15/4.46	772,723

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	82,024

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	27,400,500	Sep-15/4.04	1,413,044

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	27,400,500	Sep-15/4.04	2,120,525

Option on an interest rate swap with Barclays Bank PLC
for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	57,727

Option on an interest rate swap with Barclays Bank PLC
for the obligation to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	203,062

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	3,955,380	Feb-15/5.27	116,658

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,955,380	Feb-15/5.27	444,782

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	2,391,100	Apr-12/4.8675	19,966

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	2,391,100	Apr-12/4.8675	343,003

66

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $14,724,935) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	$11,974,320	Jan-12/4.72	$1,658,324

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	5,703,300	Mar-11/4.7375	1,084

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	5,703,300	Mar-11/4.665	1,197

Total			$16,351,966

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	2,070,000	$—	9/17/15	6 month AUD-
				BBR-BBSW	5.38%	$(8,253)

AUD	910,000	—	9/17/20	5.5725%	6 month AUD-
					BBR-BBSW	6,278

AUD	930,000	—	9/22/20	5.685%	6 month AUD-
					BBR-BBSW	(551)

AUD	2,090,000	—	9/22/15	6 month AUD-
				BBR-BBSW	5.56%	5,788

CAD	1,460,000	—	9/21/20	3.1025%	3 month CAD-
					BA-CDOR	(23,463)

AUD	2,980,000	—	9/29/15	6 month AUD-
				BBR-BBSW	5.5275%	3,466

AUD	1,510,000	—	9/29/20	5.63%	6 month AUD-
					BBR-BBSW	5,632

EUR	1,450,000 E	—	10/29/40	2.435%	6 month EUR-
					EURIBOR-
					REUTERS	(9,974)

	$83,507,100	(16,010)	6/4/12	1.24%	3 month USD-
					LIBOR-BBA	(1,467,863)

GBP	5,250,000	—	6/15/12	6 month GBP-
				LIBOR-BBA	1.5225%	59,776

GBP	3,080,000	—	6/15/15	2.59%	6 month GBP-
					LIBOR-BBA	(157,797)

	$52,342,800	(2,228)	7/23/12	0.80%	3 month USD-
					LIBOR-BBA	(424,723)

	45,088,900	26,976	7/23/15	1.90%	3 month USD-
					LIBOR-BBA	(1,401,266)

Barclays Bank PLC
AUD	930,000 E	—	2/4/20	6 month AUD-
				BBR-BBSW	6.8%	27,165

AUD	1,230,000	—	10/1/15	6 month AUD-
				BBR-BBSW	5.43%	(3,258)

67

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$3,536,100 E	$—	3/9/21	4.2375%	3 month USD-
					LIBOR-BBA	$(441,482)

	3,134,200	(71,695)	9/21/20	3 month USD-
				LIBOR-BBA	3.95%	299,416

	3,543,000	93,004	9/28/20	4.02%	3 month USD-
					LIBOR-BBA	(346,086)

AUD	1,120,000	—	5/24/15	5.505%	6 month AUD-
					BBR-BBSW	(5,276)

AUD	2,730,000	—	7/27/15	5.435%	6 month AUD-
					BBR-BBSW	3,816

	$9,205,900	102,586	10/28/30	3 month USD-
				LIBOR-BBA	3.38%	(17,831)

	1,915,200	(46,252)	10/20/20	3 month USD-
				LIBOR-BBA	4.065%	194,136

	11,617,900	(16,530)	10/22/15	3 month USD-
				LIBOR-BBA	1.35%	(52,345)

	12,269,300	—	10/29/20	3 month USD-
				LIBOR-BBA	2.76%	79,251

GBP	2,000,000	—	8/24/20	2.9525%	6 month GBP-
					LIBOR-BBA	41,632

GBP	2,000,000	—	8/25/20	2.898%	6 month GBP-
					LIBOR-BBA	57,379

AUD	2,000,000	—	8/26/15	6 month AUD-
				BBR-BBSW	5.025%	(37,177)

	$1,000,000	—	8/27/40	3 month USD-
				LIBOR-BBA	3.21625%	(76,229)

Citibank, N.A.
GBP	19,680,000	—	7/1/12	6 month GBP-
				LIBOR-BBA	1.43%	158,573

GBP	15,740,000	—	7/1/15	2.45%	6 month GBP-
					LIBOR-BBA	(612,555)

GBP	4,680,000	—	7/1/20	6 month GBP-
				LIBOR-BBA	3.3675%	214,808

	$50,877,100	24,932	7/9/12	0.96%	3 month USD-
					LIBOR-BBA	(556,393)

	93,381,800	17,889	7/9/20	3 month USD-
				LIBOR-BBA	3.01%	3,905,734

	8,163,800	—	8/9/20	3 month USD-
				LIBOR-BBA	2.89875%	220,970

	3,636,000	—	9/1/20	3 month USD-
				LIBOR-BBA	2.557%	(22,185)

	4,742,000	—	9/1/12	0.67375%	3 month USD-
					LIBOR-BBA	(20,248)

	42,654,200	—	9/24/12	3 month USD-
				LIBOR-BBA	0.6175%	121,957

	25,561,200	—	9/24/20	2.5875%	3 month USD-
					LIBOR-BBA	145,854

68

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
CHF	2,870,000	$—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	$(26,484)

	$7,200,000	—	9/27/12	0.6125%	3 month USD-
					LIBOR-BBA	(19,563)

	1,900,000	—	9/27/20	3 month USD-
				LIBOR-BBA	2.53875%	(19,938)

	11,829,200	—	10/5/20	3 month USD-
				LIBOR-BBA	2.61125%	(55,385)

	28,927,600	—	10/7/40	3.377%	3 month USD-
					LIBOR-BBA	1,427,289

CHF	9,010,000	—	5/19/12	0.61583%	6 month CHF-
					LIBOR-BBA	(44,521)

CHF	9,010,000	—	5/20/12	0.62833%	6 month CHF-
					LIBOR-BBA	(46,646)

CHF	9,010,000	—	5/25/12	0.5825%	6 month CHF-
					LIBOR-BBA	(38,699)

GBP	3,940,000	—	7/9/15	2.425%	6 month GBP-
					LIBOR-BBA	(142,820)

GBP	2,180,000	—	7/9/20	6 month GBP-
				LIBOR-BBA	3.3725%	99,067

Deutsche Bank AG
	$76,774,500	(48,306)	7/27/12	0.78%	3 month USD-
					LIBOR-BBA	(632,300)

	65,238,300	152,827	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	2,326,346

	55,217,900	142,322	5/6/15	2.68%	3 month USD-
					LIBOR-BBA	(4,024,032)

Goldman Sachs International
AUD	445,000 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.6925%	11,369

AUD	1,450,000 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.7%	37,413

	$23,835,000	—	7/20/40	3.7275%	3 month USD-
					LIBOR-BBA	(605,680)

	1,921,700	(473)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	(8,794)

GBP	2,020,000	—	10/5/20	3.0575%	6 month GBP-
					LIBOR-BBA	24,376

EUR	1,450,000 E	—	10/28/40	2.39%	6 month EUR-
					EURIBOR-
					REUTERS	(5,642)

CHF	9,960,000	—	6/1/12	0.555%	6 month CHF-
					LIBOR-BBA	(39,310)

	$12,802,800	—	8/12/15	3 month USD-
				LIBOR-BBA	1.665%	225,312

	3,873,600	—	8/12/40	3.68%	3 month USD-
					LIBOR-BBA	(50,746)

69

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
AUD	2,080,000	$—	9/20/15	6 month AUD-
				BBR-BBSW	5.39%	$(7,618)

AUD	920,000	—	9/20/20	5.5775%	6 month AUD-
					BBR-BBSW	6,086

AUD	850,000 E	—	2/5/20	6 month AUD-
				BBR-BBSW	6.71%	22,273

JPMorgan Chase Bank, N.A.
AUD	1,120,000	—	3/1/15	5.6%	6 month AUD-
					BBR-BBSW	(8,731)

AUD	840,000	—	3/2/15	5.6515%	6 month AUD-
					BBR-BBSW	(7,934)

	$3,536,100 E	—	3/8/21	4.165%	3 month USD-
					LIBOR-BBA	(418,922)

	1,997,800	(46,749)	9/20/20	3 month USD-
				LIBOR-BBA	3.995%	198,082

	1,331,800	(31,031)	9/20/20	3 month USD-
				LIBOR-BBA	3.965%	128,553

	14,998,900	685,450	10/14/20	4.02%	3 month USD-
					LIBOR-BBA	(1,146,123)

	23,835,000	—	7/20/40	3.7225%	3 month USD-
					LIBOR-BBA	(582,940)

AUD	380,000	—	6/26/19	6 month AUD-
				BBR-BBSW	6.05%	11,082

	$78,897,900	3,850	5/20/12	1.12%	3 month USD-
					LIBOR-BBA	(1,178,700)

JPY	447,200,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(62,143)

AUD	840,000	—	6/11/15	5.545%	6 month AUD-
					BBR-BBSW	(4,115)

	$23,884,200	—	8/12/15	1.7325%	3 month USD-
					LIBOR-BBA	(499,342)

AUD	2,240,000	—	9/3/15	5.075%	6 month AUD-
					BBR-BBSW	36,173

	$2,843,700	—	9/7/14	3 month USD-
				LIBOR-BBA	1.3375%	40,065

	3,987,600	—	10/25/40	3.5275%	3 month USD-
					LIBOR-BBA	89,833

	18,900,000	—	10/28/20	3 month USD-
				LIBOR-BBA	2.72175%	55,845

JPY	445,960,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	33,970

CAD	1,460,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	(23,782)

	$29,505,400	—	10/5/12	0.62125%	3 month USD-
					LIBOR-BBA	(74,214)

JPY	24,900,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	3,007

70

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	33,500,000 E	$—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	$(640)

	$1,436,900	5,400	7/16/40	3.88%	3 month USD-
					LIBOR-BBA	(73,521)

	16,094,800	(569,756)	10/20/40	3 month USD-
				LIBOR-BBA	3.7575%	(225,138)

Total						$(5,431,606)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$5,299,155	$—	1/12/39	5.50% (1 month	Synthetic TRS	$73,253
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

10,948,888	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(138,266)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,649,578	—	1/12/39	5.50% (1 month	Synthetic TRS	36,626
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

11,676,011	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(147,448)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

11,323,216	—	1/12/39	5.50% (1 month	Synthetic TRS	156,526
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

11,323,216	—	1/12/39	5.50% (1 month	Synthetic TRS	156,526
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

11,676,011	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(147,448)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,290,039	—	1/12/39	5.50% (1 month	Synthetic TRS	45,480
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

71

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
baskets	255,763	$—	10/14/11	3 month	A basket	$(584,345)
				USD-LIBOR-	(CGPUTSB1)
				BBA minus 0.5%	of common stocks

shares	275,071	—	10/17/11	(3 month USD-	iShares MSCI	(163,704)
				LIBOR-BBA minus	Emerging Markets
				0.075%)	Index

baskets	259,801	—	10/31/11	(3 month USD-	A basket	—
				LIBOR-BBA)	(CGPUTLB2)
					of common stocks

GBP	2,420,000 F	—	5/18/13	(3.38%)	GBP Non-revised	(14,796)
					UK Retail Price
					Index

Credit Suisse International
units	1,000	—	7/12/11	(3 month USD-	The Middle East	22,750
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					ticker CSGCCPUT

units	450	—	7/12/11	(3 month USD-	The Middle East	8,308
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					ticker CSGCCPUT3

units	588	—	7/12/11	(3 month USD-	The Middle East	11,764
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					ticker CSGCCPUT2

shares	289,710	—	8/22/11	(3 month USD-	iShares MSCI	1,516,755
				LIBOR-BBA)	Emerging Markets
					Index

Goldman Sachs International
	$1,210,000	—	7/28/11	(0.685%)	USA Non Revised	5,699
					Consumer Price
					Index-Urban
					(CPI-U)

	1,210,000	—	7/29/11	(0.76%)	USA Non Revised	4,840
					Consumer Price
					Index-Urban
					(CPI-U)

	1,210,000	—	7/30/11	(0.73%)	USA Non Revised	5,239
					Consumer Price
					Index-Urban
					(CPI-U)

baskets	448,615	—	10/14/11	(1 month USD-	A basket	508,296
				LIBOR-BBA)	(GSCBPCSL)
					of common stocks

72

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
baskets	485,030	$—	10/14/11	(1 month USD-	A basket	$(458,415)
				LIBOR-BBA)	(GSCBPINS)
					of common stocks

	$2,666,576	—	1/12/39	5.50% (1 month	Synthetic TRS	36,861
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

baskets	4,308	—	11/24/10	(3 month USD-	A basket	481,267
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
EUR	675,000 F	—	8/10/12	(1.435%)	Eurostat Eurozone	2,235
					HICP excluding
					tobacco

UBS, AG
shares	135,484	—	3/4/11	3 month USD-	iShares MSCI	637,519
				LIBOR-BBA	Emerging Markets
				minus .05%	Index

Total						$2,055,522

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/10

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(3,383)	$380,000	12/20/19	(100 bp)	$30,385

Deutsche Bank AG
DJ CDX NA IG Series
15 Version 1 Index	BBB+	198,754	62,200,000	12/20/15	100 bp	443,891

Total						$474,276

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2010.

73

700 Fund

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $144,341,068)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	11/22/10	$1,658,525	$1,637,341	$21,184

	Brazilian Real	Buy	11/22/10	213,139	217,068	(3,929)

	Canadian Dollar	Sell	11/22/10	1,647,778	1,652,793	5,015

	Chilean Peso	Buy	11/22/10	338,769	342,959	(4,190)

	Czech Koruna	Sell	11/22/10	649,792	651,419	1,627

	Euro	Sell	11/22/10	175,741	173,313	(2,428)

	Japanese Yen	Sell	11/22/10	123,683	122,982	(701)

	Mexican Peso	Buy	11/22/10	651,737	650,879	858

	Norwegian Krone	Buy	11/22/10	49,932	50,247	(315)

	Singapore Dollar	Sell	11/22/10	958,359	948,914	(9,445)

	South Korean Won	Buy	11/22/10	330,493	333,602	(3,109)

	Swedish Krona	Sell	11/22/10	1,694,377	1,690,576	(3,801)

	Swiss Franc	Sell	11/22/10	1,482,447	1,501,501	19,054

	Taiwan Dollar	Buy	11/22/10	1,487	1,492	(5)

	Turkish Lira	Buy	11/22/10	965,702	972,886	(7,184)

Barclays Bank PLC

	Australian Dollar	Buy	11/22/10	1,428,766	1,409,083	19,683

	Brazilian Real	Buy	11/22/10	406,715	411,643	(4,928)

	British Pound	Sell	11/22/10	1,561,089	1,532,131	(28,958)

	Canadian Dollar	Sell	11/22/10	1,504,046	1,497,074	(6,972)

	Chilean Peso	Buy	11/22/10	19,051	19,277	(226)

	Czech Koruna	Sell	11/22/10	974,279	983,798	9,519

	Euro	Sell	11/22/10	726,722	730,044	3,322

	Hungarian Forint	Buy	11/22/10	331,768	331,299	469

	Japanese Yen	Buy	11/22/10	2,607	2,517	90

	Mexican Peso	Buy	11/22/10	331,149	327,721	3,428

	New Zealand Dollar	Sell	11/22/10	621,636	615,498	(6,138)

	Norwegian Krone	Sell	11/22/10	109,564	109,093	(471)

	Polish Zloty	Buy	11/22/10	1,004,652	1,007,669	(3,017)

	Singapore Dollar	Sell	11/22/10	1,247,072	1,234,781	(12,291)

	South Korean Won	Buy	11/22/10	324,453	326,948	(2,495)

	Swedish Krona	Buy	11/22/10	1,766,671	1,783,242	(16,571)

	Swiss Franc	Sell	11/22/10	1,489,552	1,509,675	20,123

	Taiwan Dollar	Sell	11/22/10	2,568	2,569	1

	Turkish Lira	Buy	11/22/10	946,369	952,274	(5,905)

Citibank, N.A.

	Australian Dollar	Buy	11/22/10	1,671,029	1,648,334	22,695

	Brazilian Real	Buy	11/22/10	651,737	662,649	(10,912)

	British Pound	Sell	11/22/10	1,547,796	1,531,502	(16,294)

	Canadian Dollar	Sell	11/22/10	1,560,481	1,555,766	(4,715)

	Chilean Peso	Buy	11/22/10	11,901	12,047	(146)

	Czech Koruna	Sell	11/22/10	523,316	525,251	1,935

74

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $144,341,068) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Euro	Sell	11/22/10	$18,755	$18,507	$(248)

	Hungarian Forint	Buy	11/22/10	339,811	342,291	(2,480)

	Mexican Peso	Buy	11/22/10	366,054	365,276	778

	Norwegian Krone	Buy	11/22/10	1,597,496	1,607,195	(9,699)

	Polish Zloty	Buy	11/22/10	546,405	547,528	(1,123)

	Singapore Dollar	Sell	11/22/10	810,604	802,972	(7,632)

	South African Rand	Sell	11/22/10	642,203	652,193	9,990

	South Korean Won	Buy	11/22/10	677,276	680,107	(2,831)

	Swedish Krona	Buy	11/22/10	59,568	59,468	100

	Swiss Franc	Sell	11/22/10	1,687,570	1,710,676	23,106

	Taiwan Dollar	Buy	11/22/10	8,233	8,261	(28)

	Turkish Lira	Buy	11/22/10	942,961	950,042	(7,081)

Credit Suisse AG

	Australian Dollar	Buy	11/22/10	846,065	834,635	11,430

	British Pound	Sell	11/22/10	1,456,024	1,429,196	(26,828)

	Canadian Dollar	Sell	11/22/10	1,615,054	1,612,537	(2,517)

	Euro	Buy	11/22/10	4,852,824	4,811,504	41,320

	Japanese Yen	Sell	11/22/10	110,419	107,007	(3,412)

	Norwegian Krone	Buy	11/22/10	1,507,605	1,516,927	(9,322)

	South African Rand	Buy	11/22/10	4,638	4,643	(5)

	Swedish Krona	Sell	11/22/10	1,605,435	1,602,335	(3,100)

	Swiss Franc	Sell	11/22/10	1,538,066	1,553,460	15,394

	Turkish Lira	Buy	11/22/10	946,299	953,172	(6,873)

Deutsche Bank AG

	Australian Dollar	Buy	11/22/10	3,314,412	3,268,448	45,964

	Brazilian Real	Sell	11/22/10	90,161	90,523	362

	Czech Koruna	Sell	11/22/10	677,471	679,994	2,523

	Euro	Buy	11/22/10	1,141,277	1,136,627	4,650

	Hungarian Forint	Buy	11/22/10	332,161	334,560	(2,399)

	Malaysian Ringgit	Buy	11/22/10	336,825	335,701	1,124

	Mexican Peso	Buy	11/22/10	327,056	325,713	1,343

	New Zealand Dollar	Sell	11/22/10	339,426	336,124	(3,302)

	Norwegian Krone	Buy	11/22/10	39,125	39,393	(268)

	Polish Zloty	Buy	11/22/10	675,063	676,285	(1,222)

	Singapore Dollar	Sell	11/22/10	641,223	635,215	(6,008)

	South Korean Won	Buy	11/22/10	337,404	336,904	500

	Swedish Krona	Sell	11/22/10	1,656,560	1,653,164	(3,396)

	Swiss Franc	Sell	11/22/10	1,635,198	1,657,954	22,756

	Taiwan Dollar	Sell	11/22/10	523	522	(1)

	Turkish Lira	Buy	11/22/10	1,309,811	1,316,787	(6,976)

Goldman Sachs International

	Australian Dollar	Buy	11/22/10	1,620,134	1,598,131	22,003

	Canadian Dollar	Sell	11/22/10	1,502,576	1,498,637	(3,939)

75

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $144,341,068) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Chilean Peso	Buy	11/22/10	$16,705	$16,937	$(232)

	Euro	Buy	11/22/10	403,024	403,831	(807)

	Hungarian Forint	Sell	11/22/10	8,349	8,357	8

	Norwegian Krone	Sell	11/22/10	22,039	22,225	186

	Polish Zloty	Buy	11/22/10	1,004,163	1,005,524	(1,361)

	South African Rand	Sell	11/22/10	338,196	341,862	3,666

	Swedish Krona	Buy	11/22/10	26,912	26,856	56

	Swiss Franc	Sell	11/22/10	1,572,372	1,593,622	21,250

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/22/10	1,635,178	1,612,953	22,225

	British Pound	Sell	11/22/10	1,719,328	1,681,702	(37,626)

	Euro	Buy	11/22/10	3,334,502	3,286,460	48,042

	Norwegian Krone	Buy	11/22/10	1,714,413	1,724,983	(10,570)

	Singapore Dollar	Sell	11/22/10	1,137,086	1,126,396	(10,690)

	South Korean Won	Buy	11/22/10	338,917	341,707	(2,790)

	Swiss Franc	Sell	11/22/10	3,218,430	3,260,782	42,352

	Taiwan Dollar	Sell	11/22/10	333,094	332,206	(888)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/22/10	3,328,186	3,283,070	45,116

	Brazilian Real	Buy	11/22/10	537,985	545,632	(7,647)

	British Pound	Buy	11/22/10	87,288	86,377	911

	Canadian Dollar	Sell	11/22/10	1,666,198	1,674,190	7,992

	Chilean Peso	Buy	11/22/10	323,411	327,262	(3,851)

	Czech Koruna	Sell	11/22/10	329,913	331,527	1,614

	Euro	Buy	11/22/10	1,235,191	1,218,805	16,386

	Hungarian Forint	Buy	11/22/10	327,911	328,991	(1,080)

	Japanese Yen	Sell	11/22/10	13,536	13,392	(144)

	Malaysian Ringgit	Buy	11/22/10	563,461	567,184	(3,723)

	Mexican Peso	Buy	11/22/10	160,484	159,925	559

	New Zealand Dollar	Sell	11/22/10	635,085	628,731	(6,354)

	Norwegian Krone	Buy	11/22/10	1,533,286	1,543,030	(9,744)

	Polish Zloty	Buy	11/22/10	793,247	795,574	(2,327)

	Singapore Dollar	Sell	11/22/10	1,264,914	1,253,070	(11,844)

	South African Rand	Sell	11/22/10	11,539	11,453	(86)

	South Korean Won	Buy	11/22/10	662,378	667,471	(5,093)

	Swedish Krona	Buy	11/22/10	86,690	88,712	(2,022)

	Swiss Franc	Sell	11/22/10	1,387,447	1,405,981	18,534

	Taiwan Dollar	Buy	11/22/10	725	731	(6)

	Turkish Lira	Buy	11/22/10	598,505	603,252	(4,747)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/22/10	3,292,628	3,243,461	49,167

	British Pound	Sell	11/22/10	100,581	99,540	(1,041)

	Canadian Dollar	Sell	11/22/10	1,416,552	1,412,204	(4,348)

76

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $144,341,068) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Czech Koruna	Sell	11/22/10	$668,000	$670,610	$2,610

	Euro	Buy	11/22/10	2,554,849	2,554,538	311

	Hungarian Forint	Buy	11/22/10	319,747	319,030	717

	Japanese Yen	Sell	11/22/10	2,240	2,217	(23)

	Norwegian Krone	Buy	11/22/10	1,494,212	1,503,293	(9,081)

	Polish Zloty	Buy	11/22/10	1,343,527	1,346,290	(2,763)

	Swedish Krona	Sell	11/22/10	1,566,096	1,548,041	(18,055)

	Swiss Franc	Sell	11/22/10	681,341	690,901	9,560

	Turkish Lira	Buy	11/22/10	780,574	786,876	(6,302)

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/22/10	3,240,366	3,196,424	43,942

	British Pound	Sell	11/22/10	32,353	32,009	(344)

	Canadian Dollar	Sell	11/22/10	1,447,121	1,442,594	(4,527)

	Euro	Buy	11/22/10	2,589,997	2,589,488	509

	Hungarian Forint	Buy	11/22/10	344,398	333,727	10,671

	Japanese Yen	Buy	11/22/10	51,468	49,675	1,793

	Malaysian Ringgit	Buy	11/22/10	729,691	733,249	(3,558)

	Mexican Peso	Sell	11/22/10	6,193	6,115	(78)

	Norwegian Krone	Sell	11/22/10	60,483	60,858	375

	Polish Zloty	Buy	11/22/10	1,025,391	1,027,643	(2,252)

	Swedish Krona	Sell	11/22/10	1,644,819	1,641,325	(3,494)

	Swiss Franc	Sell	11/22/10	941,069	941,970	901

	Taiwan Dollar	Buy	11/22/10	1,013	1,017	(4)

UBS AG

	Australian Dollar	Buy	11/22/10	3,345,574	3,300,925	44,649

	British Pound	Buy	11/22/10	73,194	72,424	770

	Canadian Dollar	Sell	11/22/10	2,514,385	2,517,662	3,277

	Czech Koruna	Sell	11/22/10	641,337	643,579	2,242

	Euro	Buy	11/22/10	2,898,830	2,889,289	9,541

	Japanese Yen	Sell	11/22/10	1,716,344	1,714,571	(1,773)

	Mexican Peso	Sell	11/22/10	2,858	2,822	(36)

	Norwegian Krone	Buy	11/22/10	950,390	955,923	(5,533)

	South African Rand	Sell	11/22/10	23,761	24,228	467

	Swedish Krona	Buy	11/22/10	102,771	103,286	(515)

	Swiss Franc	Sell	11/22/10	1,485,898	1,505,786	19,888

Westpac Banking Corp.

	Australian Dollar	Sell	11/22/10	26,962	26,582	(380)

	British Pound	Sell	11/22/10	83,444	81,897	(1,547)

	Canadian Dollar	Buy	11/22/10	12,345	12,309	36

	Euro	Sell	11/22/10	47,513	47,501	(12)

	Japanese Yen	Sell	11/22/10	119,569	115,428	(4,141)

	New Zealand Dollar	Sell	11/22/10	323,545	320,270	(3,275)

	Norwegian Krone	Sell	11/22/10	29,186	29,829	643

	Swedish Krona	Sell	11/22/10	42,204	42,147	(57)

	Swiss Franc	Sell	11/22/10	1,598,050	1,620,281	22,231

Total						$322,936

77

FUTURES CONTRACTS OUTSTANDING at 10/31/10

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	36	$6,464,808	Dec-10	$3,339

Euro-Schatz 2 yr (Long)	190	28,732,412	Dec-10	(768)

S&P 500 Index E-Mini (Long)	72	4,247,100	Dec-10	170,856

S&P 500 Index E-Mini (Short)	486	28,667,925	Dec-10	(869,579)

U.K. Gilt 10 yr (Long)	80	15,808,337	Dec-10	(138,696)

U.S. Treasury Bond 20 yr (Long)	13	1,702,188	Dec-10	11,351

U.S. Treasury Bond 30 yr (Long)	630	84,951,563	Dec-10	(3,433,604)

U.S. Treasury Note 10 yr (Short)	759	95,847,469	Dec-10	340,558

Total				$(3,916,543)

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $16,019,986)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$6,924,000	Aug-11/4.49	$918,330

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	18,685

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	648,620

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	11,494

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	6,924,000	Aug-11/4.49	25,203

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	476,440

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	4,124

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	258,378

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	9,063

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	19,011

78

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $16,019,986) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	$3,407,000	Jul-11/4.5475	$476,026

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	936,312

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,636,700	Aug-15/4.375	780,144

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.	24,852,200	Jan-12/4.80	152,841

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	3,603,320

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,636,700	Aug-15/4.375	784,723

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	6,636,700	Aug-15/4.46	737,006

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,636,700	Aug-15/4.46	829,787

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	102,143

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	26,918,400	Sep-15/4.04	1,388,182

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	26,918,400	Sep-15/4.04	2,083,215

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	2,461,160	Feb-15/5.36	82,301

Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the three
month USD-LIBOR-BBA maturing February 13, 2025.	2,461,160	Feb-15/5.36	289,506

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,007,860	Feb-15/5.27	147,699

79

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $16,019,986) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	$5,007,860	Feb-15/5.27	$563,134

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	4,527,700	Apr-12/4.8675	37,806

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	4,527,700	Apr-12/4.8675	649,499

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	2,065,069

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	3,400,200	Mar-11/4.7375	646

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	3,400,200	Mar-11/4.665	714

Total			$18,099,421

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	2,440,000	$—	9/17/15	6 month AUD-
				BBR-BBSW	5.38%	$(9,728)

AUD	1,100,000	—	9/17/20	5.5725%	6 month AUD-
					BBR-BBSW	7,589

AUD	1,120,000	—	9/22/20	5.685%	6 month AUD-
					BBR-BBSW	(663)

AUD	2,450,000	—	9/22/15	6 month AUD-
				BBR-BBSW	5.56%	6,785

CAD	1,830,000	—	9/21/20	3.1025%	3 month CAD-
					BA-CDOR	(29,409)

AUD	3,490,000	—	9/29/15	6 month AUD-
				BBR-BBSW	5.5275%	4,060

AUD	1,800,000	—	9/29/20	5.63%	6 month AUD-
					BBR-BBSW	6,714

EUR	1,780,000 E	—	10/29/40	2.435%	6 month EUR-
					EURIBOR-
					REUTERS	(12,244)

	$76,934,100	(14,750)	6/4/12	1.24%	3 month USD-
					LIBOR-BBA	(1,352,325)

80

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
GBP	6,420,000	$—	6/15/12	6 month GBP-
				LIBOR-BBA	1.5225%	$73,097

GBP	3,760,000	—	6/15/15	2.59%	6 month GBP-
					LIBOR-BBA	(192,636)

	$42,761,800	(1,820)	7/23/12	0.80%	3 month USD-
					LIBOR-BBA	(346,980)

	70,307,900	42,065	7/23/15	1.90%	3 month USD-
					LIBOR-BBA	(2,185,018)

Barclays Bank PLC
AUD	1,140,000 E	—	2/4/20	6 month AUD-
				BBR-BBSW	6.8%	33,299

AUD	1,450,000	—	10/1/15	6 month AUD-
				BBR-BBSW	5.43%	(3,841)

	$2,108,100 E	—	3/9/21	4.2375%	3 month USD-
					LIBOR-BBA	(263,196)

	1,292,900	(29,575)	9/21/20	3 month USD-
				LIBOR-BBA	3.95%	123,513

	784,400	20,591	9/28/20	4.02%	3 month USD-
					LIBOR-BBA	(76,622)

	13,053,500	(18,574)	10/22/15	3 month USD-
				LIBOR-BBA	1.35%	(58,813)

	14,527,200	—	10/29/20	3 month USD-
				LIBOR-BBA	2.76%	93,836

AUD	1,230,000	—	5/24/15	5.505%	6 month AUD-
					BBR-BBSW	(5,794)

AUD	3,600,000	—	7/27/15	5.435%	6 month AUD-
					BBR-BBSW	5,032

	$9,003,500	100,331	10/28/30	3 month USD-
				LIBOR-BBA	3.38%	(17,439)

GBP	2,490,000	—	8/24/20	2.9525%	6 month GBP-
					LIBOR-BBA	51,832

GBP	2,490,000	—	8/25/20	2.898%	6 month GBP-
					LIBOR-BBA	71,437

AUD	3,000,000	—	8/26/15	6 month AUD-
				BBR-BBSW	5.025%	(55,766)

	$2,000,000	—	8/27/40	3 month USD-
				LIBOR-BBA	3.21625%	(152,458)

Citibank, N.A.
GBP	24,060,000	—	7/1/12	6 month GBP-
				LIBOR-BBA	1.43%	193,865

GBP	19,260,000	—	7/1/15	2.45%	6 month GBP-
					LIBOR-BBA	(749,543)

GBP	5,700,000	—	7/1/20	6 month GBP-
				LIBOR-BBA	3.3675%	261,626

	$46,603,400	22,838	7/9/12	0.96%	3 month USD-
					LIBOR-BBA	(509,656)

	60,664,200	11,622	7/9/20	3 month USD-
				LIBOR-BBA	3.01%	2,537,306

81

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$11,018,700	$—	8/9/20	3 month USD-
				LIBOR-BBA	2.89875%	$298,244

	4,738,000	—	9/1/20	3 month USD-
				LIBOR-BBA	2.557%	(28,908)

	6,125,000	—	9/1/12	0.67375%	3 month USD-
					LIBOR-BBA	(26,153)

	42,082,300	—	9/24/12	3 month USD-
				LIBOR-BBA	0.6175%	120,322

	32,322,200	—	9/24/20	2.5875%	3 month USD-
					LIBOR-BBA	184,433

Credit Suisse International
CHF	3,550,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	(32,758)

	$4,700,000	—	9/27/12	0.6125%	3 month USD-
					LIBOR-BBA	(12,771)

	4,500,000	—	9/27/20	3 month USD-
				LIBOR-BBA	2.53875%	(47,221)

	15,628,900	—	10/5/20	3 month USD-
				LIBOR-BBA	2.61125%	(73,176)

	35,753,400	—	10/7/40	3.377%	3 month USD-
					LIBOR-BBA	1,764,075

	1,939,400	(1,910)	10/27/14	3 month USD-
				LIBOR-BBA	1.06%	(1,410)

CHF	11,240,000	—	5/19/12	0.61583%	6 month CHF-
					LIBOR-BBA	(55,540)

CHF	11,240,000	—	5/20/12	0.62833%	6 month CHF-
					LIBOR-BBA	(58,191)

CHF	11,240,000	—	5/25/12	0.5825%	6 month CHF-
					LIBOR-BBA	(48,278)

GBP	4,840,000	—	7/9/15	2.425%	6 month GBP-
					LIBOR-BBA	(175,444)

GBP	2,670,000	—	7/9/20	6 month GBP-
				LIBOR-BBA	3.3725%	121,335

Deutsche Bank AG
	$78,788,600	(49,573)	7/27/12	0.78%	3 month USD-
					LIBOR-BBA	(648,887)

	56,941,800	133,392	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	2,030,499

Goldman Sachs International
AUD	547,500 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.6925%	13,987

AUD	1,790,000 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.7%	46,185

	$40,937,500	—	7/20/20	3 month USD-
				LIBOR-BBA	2.96375%	1,482,699

	32,475,100	—	7/20/40	3.7275%	3 month USD-
					LIBOR-BBA	(825,236)

82

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$45,526,100	$(5,068)	10/1/12	0.59%	3 month USD-
					LIBOR-BBA	$(106,225)

	1,695,900	(418)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	(7,761)

GBP	2,500,000	—	10/5/20	3.0575%	6 month GBP-
					LIBOR-BBA	30,168

EUR	1,780,000 E	—	10/28/40	2.39%	6 month EUR-
					EURIBOR-
					REUTERS	(6,926)

CHF	12,180,000	—	6/1/12	0.555%	6 month CHF-
					LIBOR-BBA	(48,072)

	$14,792,400	—	8/12/15	3 month USD-
				LIBOR-BBA	1.665%	260,327

	4,489,400	—	8/12/40	3.68%	3 month USD-
					LIBOR-BBA	(58,813)

AUD	2,440,000	—	9/20/15	6 month AUD-
				BBR-BBSW	5.39%	(8,936)

AUD	1,100,000	—	9/20/20	5.5775%	6 month AUD-
					BBR-BBSW	7,276

AUD	1,050,000 E	—	2/5/20	6 month AUD-
				BBR-BBSW	6.71%	27,514

	$51,668,500	(121,057)	6/16/15	2.33%	3 month USD-
					LIBOR-BBA	(2,988,377)

JPMorgan Chase Bank, N.A.
AUD	1,230,000	—	3/1/15	5.6%	6 month AUD-
					BBR-BBSW	(9,588)

AUD	922,500	—	3/2/15	5.6515%	6 month AUD-
					BBR-BBSW	(8,713)

	$2,108,100 E	—	3/8/21	4.165%	3 month USD-
					LIBOR-BBA	(249,747)

	16,394,100	749,210	10/14/20	4.02%	3 month USD-
					LIBOR-BBA	(1,252,736)

	32,475,100	—	7/20/40	3.7225%	3 month USD-
					LIBOR-BBA	(794,254)

AUD	320,000	—	6/26/19	6 month AUD-
				BBR-BBSW	6.05%	9,332

	$70,588,800	3,444	5/20/12	1.12%	3 month USD-
					LIBOR-BBA	(1,054,566)

JPY	550,920,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(76,556)

AUD	922,500	—	6/11/15	5.545%	6 month AUD-
					BBR-BBSW	(4,519)

	$23,489,900	—	8/12/15	1.7325%	3 month USD-
					LIBOR-BBA	(491,099)

AUD	2,950,000	—	9/3/15	5.075%	6 month AUD-
					BBR-BBSW	47,638

	$9,877,300	—	9/7/14	3 month USD-
				LIBOR-BBA	1.3375%	139,160

83

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$6,295,300	$—	10/25/40	3.5275%	3 month USD-
					LIBOR-BBA	$141,822

	24,100,000	—	10/28/20	3 month USD-
				LIBOR-BBA	2.72175%	71,210

JPY	549,390,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	41,849

CAD	1,830,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	(29,809)

	$36,880,000	—	10/5/12	0.62125%	3 month USD-
					LIBOR-BBA	(92,763)

JPY	22,600,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	2,730

JPY	30,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(581)

	$5,543,400	(20,428)	7/16/40	3 month USD-
				LIBOR-BBA	3.88%	284,039

	20,611,100	(729,634)	10/20/40	3 month USD-
				LIBOR-BBA	3.7575%	(288,313)

	40,937,500	—	7/20/20	3 month USD-
				LIBOR-BBA	2.966%	1,491,145

Total						$(3,548,478)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$14,286,446	$—	1/12/38	(6.50%) 1 month	Synthetic TRS	$(180,414)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

13,854,352	—	1/12/39	5.50% (1 month	Synthetic TRS	191,515
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

13,854,352	—	1/12/39	5.50% (1 month	Synthetic TRS	191,515
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

14,286,446	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(180,414)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

84

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$4,386,718	$—	1/12/39	5.50% (1 month	Synthetic TRS	$60,640
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
baskets	339,032	—	10/14/11	3 month USD-	A basket	(774,590)
				LIBOR-BBA	(CGPUTSB1)
				minus 0.5%	of common stocks

shares	364,429	—	10/17/11	(3 month USD-	iShares MSCI	(216,884)
				LIBOR-BBA	Emerging Markets
				minus 0.075%)	Index

baskets	341,591	—	10/31/11	(3 month USD-	A basket	—
				LIBOR-BBA)	(CGPUTLB2)
					of common stocks

GBP	3,000,000 F	—	5/18/13	(3.38%)	GBP Non-revised	(18,342)
					UK Retail Price
					Index

Credit Suisse International
units	626	—	7/12/11	(3 month USD-	The Middle East	14,241
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					(ticker CSGCCPUT)

units	387	—	7/12/11	(3 month USD-	The Middle East	7,145
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					(ticker CSGCCPUT3)

units	596	—	7/12/11	(3 month USD-	The Middle East	11,924
				LIBOR-BBA)	Custom Basket
					Index currently
					sponsored by
					Credit Suisse
					(ticker CSGCCPUT2)

shares	256,937	—	8/22/11	(3 month USD-	iShares MSCI	1,345,175
				LIBOR-BBA)	Emerging Markets
					Index

Goldman Sachs International
	$1,500,000	—	7/28/11	(0.685%)	USA Non Revised	7,065
					Consumer Price
					Index- Urban
					(CPI-U)

	1,500,000	—	7/29/11	(0.76%)	USA Non Revised	6,000
					Consumer Price
					Index- Urban
					(CPI-U)

85

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,500,000	$—	7/30/11	(0.73%)	USA Non Revised	$6,495
					Consumer Price
					Index- Urban
					(CPI-U)

baskets	509,443	—	10/14/11	(1 month USD-	A basket	577,216
				LIBOR-BBA)	(GSCBPCSL)
					of common stocks

baskets	550,795	—	10/14/11	(1 month USD-	A basket	(520,571)
				LIBOR-BBA)	(GSCBPINS)
					of common stocks

baskets	3,363	—	11/24/10	(3 month USD-	A basket	375,696
				LIBOR-BBA	(GSPMTGCC)
				plus 85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
EUR	735,000 F	—	8/10/12	(1.435%)	Eurostat Eurozone	2,433
					HICP excluding
					tobacco

UBS, AG
shares	130,053	—	3/4/11	3 month USD-	iShares MSCI	611,964
				LIBOR-BBA	Emerging Markets
				minus .05%	Index

Total						$1,517,809

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/10

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(4,006)	$450,000	12/20/19 (100 bp)		$35,983

Deutsche Bank AG
DJ CDX NA IG Series
15 Version 1 Index	BBB+	123,981	38,800,000	12/20/15 100 bp		276,897

Total						$312,880

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

86

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the funds’ investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

500 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,214,353	$—	$—

Capital goods	6,470,611	—	—

Communication services	3,398,368	—	—

Conglomerates	458,344	—	—

Consumer cyclicals	9,944,763	—	—

Consumer staples	12,295,450	—	—

Energy	8,820,156	—	—

Financials	14,387,624	—	—

Health care	10,310,129	—	—

Technology	14,997,237	—	—

Transportation	1,684,606	—	—

Utilities and power	3,972,612	—	—

Total common stocks	88,954,253	—	—

Asset-backed securities	—	43,945,142	—

Commodity linked notes	—	21,759,376	—

Convertible bonds and notes	—	643,344	—

Corporate bonds and notes	—	111,742,161	—

Foreign government bonds and notes	—	6,566,062	—

Mortgage-backed securities	—	180,996,051	1,445,312

Purchased options outstanding	—	5,225,872	—

Senior loans	—	16,231,991	—

U.S. Government Agency Obligations	—	2,712,840	—

U.S. Government and Agency Mortgage Obligations	—	26,110,078	—

U.S. Treasury Obligations	—	312,190	—

Short-term investments	56,247,819	138,765,899	—

Totals by level	$145,202,072	$555,011,006	$1,445,312

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$235,821	$—

Futures contracts	(3,329,723)	—	—

Written options	—	(16,351,966)	—

Interest rate swap contracts	—	(5,837,812)	—

Total return swap contracts	—	2,055,522	—

Credit default contracts	—	278,905	—

Totals by level	$(3,329,723)	$(19,619,530)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

87

700 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,156,591	$—	$—

Capital goods	6,301,959	—	—

Communication services	3,309,803	—	—

Conglomerates	446,399	—	—

Consumer cyclicals	9,685,683	—	—

Consumer staples	11,975,079	—	—

Energy	8,590,373	—	—

Financials	14,012,783	—	—

Health care	10,041,640	—	—

Technology	14,575,741	—	—

Transportation	1,640,581	—	—

Utilities and power	3,869,105	—	—

Total common stocks	86,605,737	—	—

Asset-backed securities	—	45,532,807	—

Commodity linked notes	—	18,910,529	—

Convertible bonds and notes	—	746,313	—

Corporate bonds and notes	—	105,354,865	—

Foreign government bonds and notes	—	6,048,839	—

Mortgage-backed securities	—	168,960,703	1,782,445

Purchased options outstanding	—	5,942,107	—

Senior loans	—	17,396,626	—

U.S. Government Agency Obligations	—	2,109,987	—

U.S. Government Agency Mortgage Obligations	—	24,141,016	—

U.S. Treasury Obligations	—	52,032	—

Short-term investments	38,713,801	81,024,941	—

Totals by level	$125,319,538	$476,220,765	$1,782,445

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$322,936	$—

Futures contracts	(3,916,543)	—	—

Written options	—	(18,099,421)	—

Interest rate swap contracts	—	(3,639,164)	—

Total return swap contracts	—	1,517,809	—

Credit default contracts	—	192,905	—

Totals by level	$(3,916,543)	$(19,704,935)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

88

Statement of assets and liabilities 10/31/10

Putnam Absolute Return 500 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $634,722,759)	$645,410,571
Affiliated issuers (identified cost $56,247,819) (Notes 1 and 7)	56,247,819

Cash	12,061,460

Dividends, interest and other receivables	4,154,775

Receivable for shares of the fund sold	3,668,791

Receivable for investments sold	8,609,630

Unrealized appreciation on swap contracts (Note 1)	14,511,992

Receivable for variation margin (Note 1)	571,728

Unrealized appreciation on forward currency contracts (Note 1)	601,296

Premium paid on swap contracts (Note 1)	852,413

Total assets	746,690,475

LIABILITIES

Payable for investments purchased	32,986,486

Payable for purchases of delayed delivery securities (Note 1)	26,019,750

Payable for shares of the fund repurchased	1,584,286

Payable for compensation of Manager (Note 2)	429,474

Payable for investor servicing fees (Note 2)	184,336

Payable for custodian fees (Note 2)	32,779

Payable for Trustee compensation and expenses (Note 2)	822

Payable for administrative services (Note 2)	2,420

Payable for distribution fees (Note 2)	210,860

Unrealized depreciation on forward currency contracts (Note 1)	365,475

Written options outstanding, at value (premiums received $14,724,935) (Notes 1 and 3)	16,351,966

Premium received on swap contracts (Note 1)	1,453,990

Unrealized depreciation on swap contracts (Note 1)	17,413,800

Collateral on certain derivative contracts, at value (Note 1)	312,190

Other accrued expenses	88,194

Total liabilities	97,436,828

Net assets	$649,253,647

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 6)	$634,080,582

Undistributed net investment income (Note 1)	9,333,510

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	2,780,795

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	3,058,760

Total — Representing net assets applicable to capital shares outstanding	$649,253,647

(Continued on next page)

89

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($325,723,076 divided by 29,810,835 shares)	$10.93

Offering price per class A share (100/94.25 of $10.93)*	$11.60

Net asset value and offering price per class B share ($27,263,340 divided by 2,521,370 shares)**	$10.81

Net asset value and offering price per class C share ($136,725,163 divided by 12,654,557 shares)**	$10.80

Net asset value and redemption price per class M share ($6,270,395 divided by 578,556 shares)	$10.84

Offering price per class M share (100/96.50 of $10.84)*	$11.23

Net asset value, offering price and redemption price per class R share
($979,494 divided by 90,066 shares)	$10.88

Net asset value, offering price and redemption price per class Y share
($152,292,179 divided by 13,883,998 shares)	$10.97

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

90

Statement of operations Year ended 10/31/10

Putnam Absolute Return 500 Fund

INVESTMENT INCOME

Interest (including interest income of $102,259 from investments in affiliated issuers) (Note 7)	$18,216,043

Dividends (net of foreign tax of $825)	1,158,752

Total investment income	19,374,795

EXPENSES

Compensation of Manager (Note 2)	3,532,405

Investor servicing fees (Note 2)	1,697,431

Custodian fees (Note 2)	57,214

Trustee compensation and expenses (Note 2)	29,123

Administrative services (Note 2)	21,175

Distribution fees — Class A (Note 2)	572,599

Distribution fees — Class B (Note 2)	201,646

Distribution fees — Class C (Note 2)	959,602

Distribution fees — Class M (Note 2)	35,022

Distribution fees — Class R (Note 2)	3,409

Amortization of offering costs (Note 1)	17,942

Other	330,461

Fees waived and reimbursed by Manager (Note 2)	(69,222)

Total expenses	7,388,807

Expense reduction (Note 2)	(2,953)

Net expenses	7,385,854

Net investment income	11,988,941

Net realized gain on investments (Notes 1 and 3)	9,908,036

Net realized loss on swap contracts (Note 1)	(10,357,684)

Net realized loss on futures contracts (Note 1)	(2,998,267)

Net realized gain on foreign currency transactions (Note 1)	1,648,884

Net realized gain on written options (Notes 1 and 3)	2,315,177

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	228,579

Net unrealized depreciation of investments, futures contracts, swap contracts,
and written options during the year	(1,602,674)

Net loss on investments	(857,949)

Net increase in net assets resulting from operations	$11,130,992

The accompanying notes are an integral part of these financial statements.

91

Statement of changes in net assets

Putnam Absolute Return 500 Fund

INCREASE IN NET ASSETS		For the
		period 12/23/08
		(commencement of
	Year ended	operations)
	10/31/10	to 10/31/09

Operations:
Net investment income	$11,988,941	$1,908,274

Net realized gain on investments and foreign currency transactions	516,146	2,837,403

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(1,374,095)	4,432,855

Net increase in net assets resulting from operations	11,130,992	9,178,532

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,493,271)	—

Class B	(99,701)	—

Class C	(450,322)	—

Class M	(27,344)	—

Class R	(4,668)	—

Class Y	(952,423)	—

Net realized short-term gain on investments

Class A	(540,984)	—

Class B	(54,902)	—

Class C	(211,344)	—

Class M	(11,407)	—

Class R	(1,706)	—

Class Y	(309,725)	—

From net realized long-term gain on investments
Class A	(471,559)	—

Class B	(47,856)	—

Class C	(184,223)	—

Class M	(9,944)	—

Class R	(1,487)	—

Class Y	(269,978)	—

Redemption fees (Note 1)	3,809	1,476

Increase from capital share transactions (Note 4)	402,883,119	221,198,563

Total increase in net assets	408,875,076	230,378,571

NET ASSETS

Beginning of year (Note 6)	240,378,571	10,000,000

End of year (including undistributed net investment income
of $9,333,510 and $2,876,711, respectively)	$649,253,647	$240,378,571

The accompanying notes are an integral part of these financial statements.

92

This page left blank intentionally.

93

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees [b]	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [d]	(%)

Class A
October 31, 2010	$10.78	.30	.04	.34	(.11)	(.08)	(.19)	—	$10.93	3.19	$325,723	1.47	2.73	240.11
October 31, 2009†	10.00	.21	.57	.78	—	—	—	—	10.78	7.80*	115,989	1.28*	1.96*	63.10*

Class B
October 31, 2010	$10.71	.21	.05	.26	(.08)	(.08)	(.16)	—	$10.81	2.37	$27,263	2.22	1.97	240.11
October 31, 2009†	10.00	.16	.55	.71	—	—	—	—	10.71	7.10*	12,283	1.92*	1.48*	63.10*

Class C
October 31, 2010	$10.72	.21	.04	.25	(.09)	(.08)	(.17)	—	$10.80	2.30	$136,725	2.22	1.98	240.11
October 31, 2009†	10.00	.17	.55	.72	—	—	—	—	10.72	7.20*	42,453	1.92*	1.59*	63.10*

Class M
October 31, 2010	$10.73	.24	.05	.29	(.10)	(.08)	(.18)	—	$10.84	2.69	$6,270	1.97	2.22	240.11
October 31, 2009†	10.00	.20	.53	.73	—	—	—	—	10.73	7.30*	2,164	1.71*	1.83*	63.10*

Class R
October 31, 2010	$10.76	.27	.04	.31	(.11)	(.08)	(.19)	—	$10.88	2.91	$979	1.72	2.47	240.11
October 31, 2009†	10.00	.22	.54	.76	—	—	—	—	10.76	7.60*	239	1.49*	2.01*	63.10*

Class Y
October 31, 2010	$10.81	.32	.05	.37	(.13)	(.08)	(.21)	—	$10.97	3.40	$152,292	1.22	2.97	240.11
October 31, 2009†	10.00	.27	.54	.81	—	—	—	—	10.81	8.10*	67,250	1.06*	2.45*	63.10*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.02% and 0.33% based on average net assets for the periods ended October 31, 2010 and October 31, 2009, respectively (Note 2).

e Includes amounts paid through expense offset arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.

94	95

Statement of assets and liabilities 10/31/10

Putnam Absolute Return 700 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $555,300,903)	$566,501,947
Affiliated issuers (identified cost $36,820,801) (Notes 1 and 7)	36,820,801

Cash	16,132,947

Dividends, interest and other receivables	4,490,026

Receivable for shares of the fund sold	3,794,133

Receivable for investments sold	20,644,677

Unrealized appreciation on swap contracts (Note 1)	15,807,884

Receivable for variation margin (Note 1)	509,090

Unrealized appreciation on forward currency contracts (Note 1)	785,543

Premium paid on swap contracts (Note 1)	996,813

Total assets	666,483,861

LIABILITIES

Payable for investments purchased	31,508,433

Payable for purchases of delayed delivery securities (Note 1)	24,017,750

Payable for shares of the fund repurchased	1,011,275

Payable for compensation of Manager (Note 2)	445,152

Payable for investor servicing fees (Note 2)	162,417

Payable for custodian fees (Note 2)	35,171

Payable for Trustee compensation and expenses (Note 2)	704

Payable for administrative services (Note 2)	2,159

Payable for distribution fees (Note 2)	159,104

Unrealized depreciation on forward currency contracts (Note 1)	462,607

Written options outstanding, at value (premiums received $16,019,986) (Notes 1 and 3)	18,099,421

Premium received on swap contracts (Note 1)	1,207,474

Unrealized depreciation on swap contracts (Note 1)	17,525,673

Collateral on certain derivative contracts, at value (Note 1)	1,945,032

Other accrued expenses	79,271

Total liabilities	96,661,643

Net assets	$569,822,218

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 6)	$551,292,103

Undistributed net investment income (Note 1)	12,543,670

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	2,188,350

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	3,798,095

Total — Representing net assets applicable to capital shares outstanding	$569,822,218

(Continued on next page)

96

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($279,592,354 divided by 24,429,167 shares)	$11.45

Offering price per class A share (100/94.25 of $11.45)*	$12.15

Net asset value and offering price per class B share ($18,375,448 divided by 1,624,096 shares)**	$11.31

Net asset value and offering price per class C share ($98,655,401 divided by 8,722,042 shares)**	$11.31

Net asset value and redemption price per class M share ($3,134,244 divided by 276,803 shares)	$11.32

Offering price per class M share (100/96.50 of $11.32)*	$11.73

Net asset value, offering price and redemption price per class R share
($430,746 divided by 37,894 shares)	$11.37

Net asset value, offering price and redemption price per class Y share
($169,634,025 divided by 14,793,686 shares)	$11.47

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

97

Statement of operations Year ended 10/31/10

Putnam Absolute Return 700 Fund

INVESTMENT INCOME

Interest (including interest income of $64,213 from investments in affiliated issuers) (Note 7)	$20,803,430

Dividends (net of foreign tax of $76)	1,124,555

Total investment income	21,927,985

EXPENSES

Compensation of Manager (Note 2)	3,745,105

Investor servicing fees (Note 2)	1,479,825

Custodian fees (Note 2)	59,998

Trustee compensation and expenses (Note 2)	24,984

Administrative services (Note 2)	18,508

Distribution fees — Class A (Note 2)	491,429

Distribution fees — Class B (Note 2)	125,361

Distribution fees — Class C (Note 2)	689,613

Distribution fees — Class M (Note 2)	21,288

Distribution fees — Class R (Note 2)	1,352

Amortization of offering costs (Note 1)	17,942

Other	321,376

Fees waived and reimbursed by Manager (Note 2)	(101,907)

Total expenses	6,894,874

Expense reduction (Note 2)	(2,951)

Net expenses	6,891,923

Net investment income	15,036,062

Net realized gain on investments (Notes 1 and 3)	11,355,401

Net realized loss on swap contracts (Note 1)	(12,918,261)

Net realized loss on futures contracts (Note 1)	(2,640,462)

Net realized gain on foreign currency transactions (Note 1)	2,174,597

Net realized gain on written options (Notes 1 and 3)	2,194,355

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	309,892

Net unrealized depreciation of investments, futures contracts, swap contracts,
and written options during the year	(1,486,383)

Net loss on investments	(1,010,861)

Net increase in net assets resulting from operations	$14,025,201

The accompanying notes are an integral part of these financial statements.

98

Statement of changes in net assets

Putnam Absolute Return 700 Fund

INCREASE IN NET ASSETS		For the
		period 12/23/08
		(commencement of
	Year ended	operations)
	10/31/10	to 10/31/09

Operations:
Net investment income	$15,036,062	$2,167,062

Net realized gain on investments and foreign currency transactions	165,630	1,714,040

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(1,176,491)	4,974,586

Net increase in net assets resulting from operations	14,025,201	8,855,688

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,471,077)	—

Class B	(75,012)	—

Class C	(453,940)	—

Class M	(25,425)	—

Class R	(1,562)	—

Class Y	(1,218,841)	—

Net realized short-term gain on investments

Class A	(235,372)	—

Class B	(16,516)	—

Class C	(87,156)	—

Class M	(4,694)	—

Class R	(273)	—

Class Y	(180,569)	—

From net realized long-term gain on investments
Class A	(264,794)	—

Class B	(18,581)	—

Class C	(98,051)	—

Class M	(5,280)	—

Class R	(308)	—

Class Y	(203,140)	—

Redemption fees (Note 1)	2,587	445

Increase from capital share transactions (Note 4)	375,059,866	166,239,022

Total increase in net assets	384,727,063	175,095,155

NET ASSETS

Beginning of year (Note 6)	185,095,155	10,000,000

End of year (including undistributed net investment income
of $12,543,670 and $2,877,387, respectively)	$569,822,218	$185,095,155

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees [b]	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [d]	(%)

Class A
October 31, 2010	$11.16	.43	.06	.49	(.15)	(.05)	(.20)	—	$11.45	4.44	$279,592	1.63	3.81	244.38
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	—	11.16	11.60*	86,344	1.41*	3.06*	48.15*

Class B
October 31, 2010	$11.08	.34	.05	.39	(.11)	(.05)	(.16)	—	$11.31	3.54	$18,375	2.38	3.05	244.38
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	—	11.08	10.80*	6,613	2.05*	2.71*	48.15*

Class C
October 31, 2010	$11.09	.34	.06	.40	(.13)	(.05)	(.18)	—	$11.31	3.59	$98,655	2.38	3.05	244.38
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	—	11.09	10.90*	29,797	2.05*	2.89*	48.15*

Class M
October 31, 2010	$11.10	.37	.03	.40	(.13)	(.05)	(.18)	—	$11.32	3.64	$3,134	2.13	3.30	244.38
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	—	11.10	11.00*	1,473	1.84*	3.04*	48.15*

Class R
October 31, 2010	$11.12	.40	.04	.44	(.14)	(.05)	(.19)	—	$11.37	3.97	$431	1.88	3.56	244.38
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	—	11.12	11.20*	109	1.62*	2.99*	48.15*

Class Y
October 31, 2010	$11.17	.46	.05	.51	(.16)	(.05)	(.21)	—	$11.47	4.64	$169,634	1.38	4.04	244.38
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	—	11.17	11.70*	60,759	1.19*	3.56*	48.15*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.03% and 0.46% based on average net assets for the period ended October 31, 2010 and October 31, 2009, respectively (Note 2).

e Includes amounts paid through expense offset arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 10/31/10

Note 1: Significant accounting policies

Putnam Absolute Return 500 and 700 Funds (the funds) are each a diversified series of Putnam Funds Trust (the trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the funds are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If a fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2009 through October 31, 2010.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

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Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that each fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of each fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of each fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the

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market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures contracts Each fund uses futures contracts to gain exposure to interest rates and manage exposure to market risk. The potential risk to the funds is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The funds had an average approximately 1,000 (for both 500 Fund and 700 Fund) futures contracts outstanding for the reporting period.

F) Options contracts Each fund uses options contracts to hedge duration, convexity, and prepayment risk , to gain exposure to interest rates and volatility and to hedge against changes in values of securities it owns, owned or expects to own. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

The funds had an average contract amount of approximately $88,500,000 and $96,100,000 (for 500 Fund and 700 Fund, respectively) on purchased options contracts for the reporting period.

See Note 3 for the volume of written options contracts activity for the reporting period.

G) Forward currency contracts Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

The funds had an average contract amount of approximately $25,900,000 and $33,600,000 (for 500 Fund and 700 Fund, respectively) on forward currency contracts for the reporting period.

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H) Total return swap contracts Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

The funds had an average notional amount of approximately $96,000,000 and $104,700,000 (for 500 Fund and 700 Fund, respectively) on total return swap contracts for the reporting period.

I) Interest rate swap contracts Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

The funds had an average notional amount of approximately $790,800,000 and $910,800,000 (for 500 Fund and 700 Fund, respectively) on interest rate swap contracts for the reporting period.

J) Credit default contracts Each fund enters into credit default contracts to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

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Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

The funds had an average notional amount of approximately $21,900,000 and $18,900,000 (for 500 Fund and 700 Fund, respectively) on credit default swap contracts for the reporting period.

K) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,406,687 and $3,500,181 (for 500 Fund and 700 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the 500 Fund had a net liability position of $18,189,705 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $18,278,779.

At the close of the reporting period, the 700 Fund had a net liability position of $18,899,459 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $19,263,279.

L) TBA purchase commitments Each fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

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N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending Effective July 2010, each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates.

During the reporting period, the funds did not utilize the program.

P) Line of credit Effective July 2010, the funds participate, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly.

During the reporting period, the funds had no borrowings against these arrangements.

Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2010, the 500 Fund had a capital loss carryover of $127,361 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2018.

At October 31, 2010, the 700 Fund had a capital loss carryover of $1,113,078 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2018.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In the 500 Fund these differences include temporary and/or permanent differences of foreign currency gains and losses, unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,504,413 to decrease undistributed net investment income and $6,385 to decrease paid-in-capital, with an increase to accumulated net realized gains of $2,510,798.

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The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$19,843,875
Unrealized depreciation	(9,577,415)

Net unrealized appreciation	10,266,460
Undistributed ordinary income	10,774,749
Capital loss carryforward	(127,361)
Cost for federal income tax purposes	$691,391,930

In the 700 Fund these differences include temporary and/or permanent differences of foreign currency gains and losses, income on swap contracts, unrealized gains and losses on certain futures contracts, realized gains and losses on certain futures contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,123,922 to decrease undistributed net investment income and $9,817 to decrease paid-in-capital, with an increase to accumulated net realized gains of $2,133,739.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$20,792,608
Unrealized depreciation	(10,210,391)

Net unrealized appreciation	10,582,217
Undistributed ordinary income	13,759,714
Capital loss carryforward	(1,113,078)
Cost for federal income tax purposes	$592,740,531

S) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Offering costs The offering costs of $125,939 (for the 500 Fund and the 700 Fund) have been fully amortized on a straight-line basis as of December 23, 2009. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Prior to February 1, 2010, the funds paid Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee was based on the following annual rates:

500 Fund: 0.80% of the first $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% of any excess thereafter.

700 Fund: 0.95% of the first $500 million, 0.85% of the next $500 million, 0.80% of the next $500 million, 0.75% of the next $5 billion, 0.725% of the next $5 billion, 0.705% of the next $5 billion, 0.69% of the next $5 billion and 0.68% of any excess thereafter.

Effective February 1, 2010, the funds pay Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

500 Fund: 0.880% of the first $5 billion, 0.830% of the next $5 billion, 0.780% of the next $10 billion, 0.730% of the next $10 billion, 0.680% of the next $50 billion, 0.660% of the next $50 billion, 0.650% of the next $100 billion and 0.645% of any excess thereafter.

700 Fund: 1.030% of the first $5 billion, 0.980% of the next $5 billion, 0.930% of the next $10 billion, 0.880% of the next $10 billion, 0.830% of the next $50 billion, 0.810% of the next $50 billion, 0.800% of the next $100 billion and 0.795% of any excess thereafter.

108

Commencing with each fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee will be increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease will be calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% and 7.00% (for 500 Portfolio and 700 Portfolio, respectively), over the performance period. The maximum annualized performance adjustment rate is +/– 0.20% and +/– 0.28% (for 500 Portfolio and 700 Portfolio, respectively). The performance period will be the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment will be determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For the reporting period ended, the base fee represented an effective rate of 0.74% and 0.89% (for the 500 Fund and 700 Fund, respectively) of each fund’s average net assets before an increase of $103,247 and $148,005 (for the 500 Fund and 700 Fund, respectively) (0.02% and 0.04% of each fund’s average net assets) based on performance.

Effective November 1, 2010, Putnam Management has agreed to limit the funds’ total expenses through February 28, 2012, to the extent that the total expenses of the funds (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% (for Putnam Absolute 500 Fund) and 1.10% (for Putnam Absolute 700 Fund) of the fund’s average net assets.

Putnam Management had previously agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2010, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, expense off set and brokerage/service arrangements and payments under each fund’s investment management and distribution plans) would exceed an annual rate of 0.45% of each fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $69,222 and $101,907 (for 500 Fund and 700 Fund, respectively) as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2011, to waive fees or reimburse the funds’ expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the funds. Putnam Investor Services, Inc. received fees for investor servicing based on each fund’s retail asset level, the number of shareholder accounts in the funds and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of each fund’s average net assets. The amounts

109

incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the funds’ expenses were reduced by $2,953 and $2,951 (for 500 Fund and 700 Fund, respectively) under the expense offset arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $435 and $387 (for 500 Fund and 700 Fund, respectively), as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	net commissions	net commissions

500 Fund	$616,701	$15,861

700 Fund	405,042	7,556

	Class B contingent	Class C contingent
	deferred sales charges	deferred sales charges

500 Fund	$35,283	$46,642

700 Fund	23,081	29,551

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $5 and $16,024 on class A redemptions and no monies on class M redemptions, for 500 Fund and 700 Fund, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

U.S. Government Securities
	Purchases	Sales

500 Fund	$6,704,955	$34,067,526

700 Fund	2,987,813	2,985,938

110

Other Securities
	Purchases	Sales

500 Fund	$970,661,037	$589,550,318

700 Fund	1,039,131,959	708,537,935

Written option transactions during the reporting period are summarized as follows:

		Contract amounts/
500 Fund		number of contracts	Premiums received

Written options	Contracts	45	$137,081
outstanding at	EUR	—	—
beginning of period	JPY	—	—
	USD	86,576,800	4,979,374

Options opened	Contracts	2,855,805	2,592,713
	EUR	18,260,000	63,344
	JPY	20,000,000	12,355
	USD	187,671,760	11,638,836

Options exercised	USD	(18,541,900)	(778,454)

Options expired	Contracts	(1,189,996)	(1,155,875)
	USD	(18,541,900)	(778,454)

Options closed	Contracts	(1,665,854)	(1,573,919)
	EUR	(18,260,000)	(63,344)
	JPY	(20,000,000)	(12,355)
	USD	(9,648,400)	(336,367)

Written options	Contracts	—	—
outstanding at	EUR	—	—
end of period	JPY	—	—
	USD	227,516,360	$14,724,935

		Contract amounts/
700 Fund		number of contracts	Premiums received

Written options	Contracts	35	$106,618
outstanding at	EUR	—	—
beginning of period	JPY	—	—
	USD	87,310,200	4,982,347

Options opened	Contracts	2,602,806	2,378,402
	EUR	22,360,000	77,568
	JPY	25,000,000	15,444
	USD	207,395,280	13,104,431

Options exercised	USD	(17,178,500)	(769,801)

Options expired	Contracts	(1,101,843)	(1,017,360)
	USD	(17,178,500)	(769,801)

Options closed	Contracts	(1,500,998)	(1,467,660)
	EUR	(22,360,000)	(77,568)
	JPY	(25,000,000)	(15,444)
	USD	(15,122,000)	(527,190)

Written options	Contracts	—	—
outstanding at	EUR	—	—
end of period	JPY	—	—
	USD	245,226,480	$16,019,986

111

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized.

Transactions in capital shares were as follows:

500 Fund
			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	23,782,655	$257,645,023	11,764,909	$121,190,142

Shares issued in connection with
reinvestment of distributions	203,279	2,191,347	—	—

	23,985,934	259,836,370	11,764,909	121,190,142

Shares repurchased	(4,932,352)	(53,502,498)	(2,002,656)	(20,649,248)

Net increase	19,053,582	$206,333,872	9,762,253	$100,540,894

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	1,711,509	$18,426,767	1,228,125	$12,576,087

Shares issued in connection with
reinvestment of distributions	16,074	172,468	—	—

	1,727,583	18,599,235	1,228,125	12,576,087

Shares repurchased	(352,785)	(3,792,124)	(82,553)	(856,108)

Net increase	1,374,798	$14,807,111	1,145,572	$11,719,979

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	10,244,761	$110,203,936	4,142,326	$42,959,329

Shares issued in connection with
reinvestment of distributions	59,111	633,664	—	—

	10,303,872	110,837,600	4,142,326	42,959,329

Shares repurchased	(1,610,361)	(17,307,019)	(182,280)	(1,896,992)

Net increase	8,693,511	$93,530,581	3,960,046	$41,062,337

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	446,776	$4,817,868	211,540	$2,197,684

Shares issued in connection with
reinvestment of distributions	4,293	46,062	—	—

	451,069	4,863,930	211,540	2,197,684

Shares repurchased	(74,124)	(799,777)	(10,929)	(114,530)

Net increase	376,945	$4,064,153	200,611	$2,083,154

112

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	81,330	$878,652	21,693	$228,113

Shares issued in connection with
reinvestment of distributions	691	7,428	—	—

	82,021	886,080	21,693	228,113

Shares repurchased	(14,147)	(152,424)	(501)	(5,258)

Net increase	67,874	$733,656	21,192	$222,855

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	11,689,066	$127,134,411	6,702,561	$70,702,503

Shares issued in connection with
reinvestment of distributions	115,412	1,245,298	—	—

	11,804,478	128,379,709	6,702,561	70,702,503

Shares repurchased	(4,141,700)	(44,965,963)	(482,341)	(5,133,159)

Net increase	7,662,778	$83,413,746	6,220,220	$65,569,344

700 Fund

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	21,763,862	$245,768,014	8,587,494	$90,704,176

Shares issued in connection with
reinvestment of distributions	159,219	1,784,850	—	—

	21,923,081	247,552,864	8,587,494	90,704,176

Shares repurchased	(5,229,493)	(59,184,483)	(1,846,915)	(19,372,171)

Net increase	16,693,588	$188,368,381	6,740,579	$71,332,005

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	1,203,350	$13,486,923	636,403	$6,613,934

Shares issued in connection with
reinvestment of distributions	9,235	102,949	—	—

	1,212,585	13,589,872	636,403	6,613,934

Shares repurchased	(185,091)	(2,075,351)	(40,801)	(431,216)

Net increase	1,027,494	$11,514,521	595,602	$6,182,718

113

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	7,151,162	$80,125,626	2,843,742	$30,273,422

Shares issued in connection with
reinvestment of distributions	42,914	478,496	—	—

	7,194,076	80,604,122	2,843,742	30,273,422

Shares repurchased	(1,158,904)	(12,975,399)	(157,872)	(1,722,236)

Net increase	6,035,172	$67,628,723	2,685,870	$28,551,186

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	212,407	$2,382,773	138,717	$1,449,956

Shares issued in connection with
reinvestment of distributions	2,931	32,683	—	—

	215,338	2,415,456	138,717	1,449,956

Shares repurchased	(71,312)	(799,494)	(6,940)	(72,723)

Net increase	144,026	$1,615,962	131,777	$1,377,233

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	31,578	$353,680	8,789	$93,856

Shares issued in connection with
reinvestment of distributions	192	2,143	—	—

	31,770	355,823	8,789	93,856

Shares repurchased	(3,661)	(41,322)	(4)	(40)

Net increase	28,109	$314,501	8,785	$93,816

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	13,566,682	$153,272,406	5,985,031	$64,726,974

Shares issued in connection with
reinvestment of distributions	95,393	1,069,350	—	—

	13,662,075	154,341,756	5,985,031	64,726,974

Shares repurchased	(4,305,514)	(48,723,978)	(548,906)	(6,024,910)

Net increase	9,356,561	$105,617,778	5,436,125	$58,702,064

114

Note 5: Summary of derivative activity

500 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$278,905	Payables	$—

Foreign exchange
contracts	Receivables	601,296	Payables	365,475

Investments, Receivables,
	Net assets —		Net assets —
	Unrealized appreciation/		Unrealized appreciation/
Equity contracts	(depreciation)	3,860,178*	(depreciation)	2,135,980*

Interest rate	Investments, Receivables,	16,270,895*	Payables, Net assets —	36,233,200*
contracts	Net assets —		Unrealized appreciation/
	Unrealized appreciation/		(depreciation)
(depreciation)

Total		$21,011,274		$38,734,655

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(1,735,100)	$(1,735,100)

Foreign exchange
contracts	—	—	1,670,925	—	1,670,925

Equity contracts	945,292	(3,300,983)	—	(3,558,012)	(5,913,704)

Interest rate contracts	(609,773)	302,716	—	(5,064,572)	(5,371,629)

Total	$335,519	$(2,998,267)	$1,670,925	$(10,357,684)	$(11,349,507)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$486,198	$486,198

Foreign exchange
contracts	—	—	235,821	—	235,821

Equity contracts	(2,444,013)	(741,497)	—	2,440,948	(744,562)

Interest rate contracts	(1,255,166)	(2,625,211)	—	(4,401,508)	(8,281,885)

Total	$(3,699,179)	$(3,366,708)	$235,821	$(1,474,362)	$(8,304,428)

115

700 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$192,905	Payables	$—

Foreign exchange
contracts	Receivables	785,543	Payables	462,607

Investments, Receivables,
	Net assets —		Net assets —
	Unrealized appreciation/		Unrealized appreciation/
Equity contracts	(depreciation)	3,624,350*	(depreciation)	2,381,624*

Interest rate	Investments, Receivables,	18,685,675*	Payables, Net assets —	38,123,613*
contracts	Net assets —		Unrealized appreciation/
	Unrealized appreciation/		(depreciation)
(depreciation)

Total		$23,288,473		$40,967,844

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(2,420,009)	$(2,420,009)

Foreign exchange
contracts	—	—	2,192,854	—	2,192,854

Equity contracts	997,788	(2,211,143)	—	(4,161,975)	(5,375,330)

Interest rate contracts	(820,609)	(429,319)	—	(6,336,277)	(7,586,205)

Total	$177,179	$(2,640,462)	$2,192,854	$(12,918,261)	$(13,188,690)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$324,783	$324,783

Foreign exchange
contracts	—	—	322,936	—	322,936

Equity contracts	(2,398,967)	(664,119)	—	1,776,804	(1,286,282)

Interest rate contracts	(2,047,761)	(3,245,699)	—	(2,617,541)	(7,911,001)

Total	$(4,446,728)	$(3,909,818)	$322,936	$(515,954)	$(8,549,564)

116

Note 6: Initial capitalization and offering of shares

Each fund was established as a series of the Trust on September 12, 2008 and commenced operations on December 23, 2008. Prior to December 23, 2008, each fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

500 Fund
	Capital contribution	Shares issued

Class A	$9,950,000	995,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

700 Fund
	Capital contribution	Shares issued

Class A	$9,950,000	995,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 7: Investment in Putnam Money Market Liquidity Fund

Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income in the Statement of operations and totaled $102,259 and $64,213 (for 500 Fund and 700 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales

500 Fund	$554,330,013	$537,779,664

700 Fund	492,391,530	479,503,264

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 8: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 9: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the SEC) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served

117

as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10: Market and credit risk

In the normal course of business, each fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

118

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund (the funds), each a series of Putnam Funds Trust, including the funds’ portfolios, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2010 and the period from December 23, 2008 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as of October 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 16, 2010

25

The funds’ portfolios 10/31/10

MORTGAGE-BACKED SECURITIES*	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.302s, 2014	$289,000	$319,954	$2,923,000	$3,236,071
FRB Ser. 07-4, Class A3, 5.808s, 2051	965,000	1,060,825	4,015,000	4,413,690
Ser. 07-2, Class A2, 5.634s, 2049	2,773,000	2,859,560	9,211,000	9,498,524
Ser. 07-5, Class A3, 5.62s, 2051	184,000	195,337	596,000	632,721
Ser. 06-4, Class A2, 5.522s, 2046	1,436,000	1,462,359	5,773,000	5,878,970
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,358,000	1,367,147	4,889,000	4,921,932
Ser. 06-5, Class A2, 5.317s, 2047	729,000	753,589	2,923,000	3,021,592
Ser. 06-6, Class A2, 5.309s, 2045	1,299,000	1,327,828	4,682,600	4,786,518
Ser. 07-1, Class XW, IO, 0.285s, 2049	1,609,024	21,588	7,638,947	102,490

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.734s, 2035	3,737,892	28,036	15,575,777	116,826
Ser. 04-4, Class XC, IO, 0.243s, 2042	2,209,068	34,927	10,487,641	165,817

Banc of America Funding Corp. FRB
Ser. 07-6, Class A1, 0.29s, 2037	420,742	296,034	1,717,173	1,208,203

Bear Stearns Alt-A Trust FRB
Ser. 06-2, Class 24A1, 5.637s, 2036	165,157	106,526	3,131,949	2,020,107
Ser. 05-9, Class 11A1, 0.516s, 2035	—	—	3,208,065	1,828,597

Bear Stearns Alt-A Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.72s, 2046	565,544	378,915	1,678,216	1,124,405

Bear Stearns Alt-A Trust II FRB
Ser. 07-1, Class 1A1, 5.488s, 2047	510,079	316,249	3,217,913	1,995,106

Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1,
0.556s, 2037	187,683	94,780	931,251	470,282

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	2,072,000	2,140,314	6,171,000	6,374,458
Ser. 06-PW13, Class A2, 5.426s, 2041	372,000	379,652	3,407,000	3,477,084
Ser. 06-PW11, Class A2, 5.408s, 2039	313,000	313,695	747,000	748,659
Ser. 07-PW15, Class A4, 5.331s, 2044	662,000	689,194	2,938,000	3,058,690
Ser. 05-PWR9, Class A2, 4.735s, 2042	125,181	125,799	593,963	596,893

Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.091s, 2049	1,165,000	1,248,449	3,189,000	3,417,427
FRB Ser. 07-C6, Class A3, 5.698s, 2049	875,000	934,280	4,328,000	4,621,214

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A2A, 5.432s, 2037	80,468	56,281	409,143	286,160
FRB Ser. 07-6, Class 1A3A, 5.43s, 2046	100,715	53,379	356,621	189,009

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	537,000	575,626	1,766,000	1,893,028
Ser. 06-CD2, Class A2, 5.408s, 2046	365,449	366,853	1,950,170	1,957,659
Ser. 07-CD4, Class A2B, 5.205s, 2049	—	—	3,745,000	3,903,350

Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	—	—	989,000	1,030,707
Ser. 06-C8, Class A3, 5.308s, 2046	1,423,000	1,489,965	6,639,000	6,951,423
Ser. 06-C8, Class A2B, 5.248s, 2046	152,000	157,293	502,000	519,482

26

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	$—	$—	$960,384	$729,892
Ser. 06-41CB, Class 1A7, 6s, 2037	245,233	176,568	1,098,643	791,023
Ser. 06-2CB, Class A11, 6s, 2036	44,558	30,160	176,448	119,433
Ser. 05-80CB, Class 2A1, 6s, 2036	39,617	30,505	261,794	201,581
Ser. 05-50CB, Class 3A1, 6s, 2035	170,736	111,678	815,532	533,440
FRB Ser. 07-HY4, Class 4A1, 5.634s, 2047	—	—	879,988	621,036
FRB Ser. 05-9CB, Class 1A1, 0.756s, 2035	151,534	115,036	799,910	607,244
FRB Ser. 06-23CBC, Class 2A5, 0.656s, 2036	105,527	51,181	321,743	156,046
FRB Ser. 06-18CB, Class A7, 0.606s, 2036	271,997	157,174	1,102,450	637,051
FRB Ser. 06-24CB, Class A13, 0.606s, 2036	—	—	866,818	540,136

Countrywide Home Loans FRB
Ser. 06-HYB2, Class 2A1B, 5.272s, 2036	550,180	368,621	2,489,254	1,667,800

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.656s, 2034	1,066,685	154,851	—	—
IFB Ser. 05-R1, Class 1AS, IO, 5.655s, 2035	209,629	30,570	1,062,234	154,907
Ser. 05-R3, Class AS, IO, 5.506s, 2035	1,564,835	207,341	5,867,862	777,492
Ser. 06-R1, Class AS, IO, 5.471s, 2036	1,812,992	201,695	7,838,288	872,010
Ser. 05-R2, Class 1AS, IO, 5.303s, 2035	1,591,654	214,836	6,224,053	840,102
FRB Ser. 04-R2, Class 1AF1, 0.676s, 2034	1,065,927	895,379	—	—
FRB Ser. 05-R3, Class AF, 0.656s, 2035	—	—	140,380	119,323

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.214s, 2041	1,499,000	1,575,394	6,138,800	6,451,652
Ser. 07-1, Class 1A1A, 5.942s, 2037	95,124	58,977	254,264	157,643
FRB Ser. 06-C3, Class A2, 5.826s, 2038	—	—	671,000	678,247
FRB Ser. 07-C4, Class A2, 5.805s, 2039	43,000	44,672	247,000	256,602
FRB Ser. 07-C3, Class A2, 5.721s, 2039	1,472,267	1,519,736	6,953,814	7,178,019
Ser. 07-C5, Class A3, 5.694s, 2040	1,000,000	1,063,009	—	—
Ser. 07-C5, Class AAB, 5.62s, 2040	1,392,000	1,493,485	4,896,000	5,252,948
Ser. 07-C5, Class A2, 5.589s, 2040	344,000	355,634	2,089,000	2,159,650
Ser. 07-C2, Class A2, 5.448s, 2049	1,372,000	1,408,001	5,741,000	5,891,643
Ser. 07-C1, Class AAB, 5.336s, 2040	992,000	1,049,139	4,258,000	4,503,261

CS First Boston Mortgage
Securities Corp. FRB Ser. 05-C4,
Class A3, 5.12s, 2038	321,000	332,556	1,840,000	1,906,238

CS First Boston Mortgage
Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.735s, 2038	19,755,870	707,977	70,415,588	2,523,434
Ser. 04-C4, Class AX, IO, 0.379s, 2039	1,872,500	42,545	8,170,908	185,650
Ser. 05-C1, Class AX, IO, 0.147s, 2038	31,657,510	312,371	116,902,434	1,153,500

CWCapital Cobalt
Ser. 07-C3, Class A2, 5.933s, 2046	1,169,000	1,219,450	4,163,000	4,342,661
Ser. 07-C2, Class A2, 5.334s, 2047	—	—	91,927	95,716

Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.446s, 2037	226,293	126,724	659,631	369,393

Federal Home Loan Mortgage Corp.
IFB Ser. 2771, Class SV, 27.375s, 2034	589,530	952,713	2,961,213	4,785,481
IFB Ser. 2976, Class LC, 23.48s, 2035	61,429	95,019	281,987	436,183
IFB Ser. 2976, Class KL, 23.444s, 2035	116,960	178,814	629,827	962,912
IFB Ser. 2990, Class LB, 16.291s, 2034	—	—	640,867	843,503

27

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. T-56, Class 3ASI, IO, 7.244s, 2043	$1,534,733	$318,779	$424,340	$88,140
IFB Ser. 3149, Class SE, IO, 6.894s, 2036	908,447	176,475	4,002,843	777,592
IFB Ser. 3151, Class SI, IO, 6.894s, 2036	157,359	26,628	765,160	129,479
IFB Ser. 3157, Class SA, IO, 6.894s, 2036	1,139,743	217,440	5,042,794	962,064
IFB Ser. 3208, Class PS, IO, 6.844s, 2036	2,281,278	356,407	11,543,935	1,803,524
IFB Ser. 3050, Class SI, IO, 6.494s, 2034	1,288,429	198,057	5,142,366	790,483
IFB Ser. 3117, Class SI, IO, 6.444s, 2036	1,196,757	191,481	8,249,295	1,319,887
IFB Ser. 3031, Class BI, IO, 6.434s, 2035	2,150,272	392,301	—	—
IFB Ser. 3398, Class SI, IO, 6.394s, 2036	—	—	5,113,762	669,647
IFB Ser. 2990, Class SR, IO, 6.394s, 2035	1,451,038	212,461	5,885,519	861,758
IFB Ser. 3145, Class GI, IO, 6.344s, 2036	963,921	149,352	4,266,767	661,104
IFB Ser. 3055, Class MS, IO, 6.344s, 2035	1,819,718	294,248	7,384,815	1,194,125
IFB Ser. 3677, Class KS, IO, 6.294s, 2040	—	—	8,217,074	1,232,324
IFB Ser. 3346, Class SC, IO, 6.294s, 2033	2,310,854	327,471	11,693,367	1,657,067
IFB Ser. 3346, Class SB, IO, 6.294s, 2033	835,333	117,941	3,803,943	537,079
IFB Ser. 3303, Class SD, IO, 5.834s, 2037	—	—	5,096,818	619,438
IFB Ser. 3309, Class SG, IO, 5.814s, 2037	—	—	4,509,099	604,501
Ser. 2815, Class GS, 5.744s, 2034	—	—	4,635,286	538,290
Ser. 3707, Class IK, IO, 5s, 2040	—	—	468,052	80,566
Ser. 3645, Class ID, IO, 5s, 2040	138,804	20,138	913,569	132,541
Ser. 3680, Class KI, IO, 5s, 2038	3,330,892	541,037	19,208,437	3,120,026
Ser. 3632, Class CI, IO, 5s, 2038	178,515	26,734	1,172,360	175,573
Ser. 3626, Class DI, IO, 5s, 2037	131,124	12,653	862,540	83,235
Ser. 3653, Class CI, IO, 5s, 2036	3,587,791	374,745	15,663,033	1,636,004
Ser. 3623, Class CI, IO, 5s, 2036	117,232	11,137	771,588	73,301
Ser. 3663, Class BI, IO, 4 1/2s, 2024 F	2,667,251	247,618	14,692,772	1,364,021
Ser. 3736, Class QI, IO, 4s, 2034	—	—	9,991,000	1,042,761
Ser. 3707, Class HI, IO, 4s, 2023	235,531	17,003	1,244,533	89,843
FRB Ser. 3190, Class FL, 1.056s, 2032	—	—	23,311	23,332
FRB Ser. 3350, Class FK, 0.856s, 2037	14,598	14,605	21,460	21,470
Ser. T-8, Class A9, IO, 0.322s, 2028	256,595	3,803	733,985	10,880
Ser. T-59, Class 1AX, IO, 0.271s, 2043	560,525	4,729	1,603,138	13,526
Ser. T-48, Class A2, IO, 0.212s, 2033	765,809	5,825	2,190,678	16,664
FRB Ser. T-54, Class 2A, IO, zero %, 2043	323,403	—	925,184	—
FRB Ser. 3238, Class LK, zero %, 2036	330,389	316,467	—	—

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.575s, 2031	557,793	819,737	2,726,432	4,006,789
IFB Ser. 05-74, Class NK, 26.219s, 2035	—	—	141,284	223,605
IFB Ser. 05-74, Class DM, 23.444s, 2035	114,780	170,167	526,946	781,221
IFB Ser. 06-86, Class SY, 23.077s, 2036	514,425	658,064	2,624,657	3,357,521
IFB Ser. 05-95, Class OP, 19.564s, 2035	—	—	280,999	421,792
IFB Ser. 03-W6, Class 4S, IO, 7.344s, 2042	—	—	1,280,761	254,615
IFB Ser. 04-W2, Class 1A3S, IO, 6.894s, 2044	30,483	3,010	87,318	8,623
IFB Ser. 05-59, Class KS, IO, 6.444s, 2035	3,977,824	607,301	11,811,611	1,803,299
IFB Ser. 05-104, Class SI, IO, 6.444s, 2033	344,771	45,483	1,668,299	220,084
IFB Ser. 10-100, Class CS, IO, 6.394s, 2040	—	—	6,589,482	983,722
IFB Ser. 10-100, Class QS, IO, 6.394s, 2040	—	—	278,907	47,558
IFB Ser. 05-51, Class WS, IO, 6.374s, 2035	83,956	13,337	344,991	54,805
IFB Ser. 10-100, Class SD, IO, 6.324s, 2040	4,421,271	650,277	24,034,536	3,534,978

28

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

Federal National Mortgage Association
IFB Ser. 10-27, Class BS, IO, 6.194s, 2040	$1,100,390	$151,356	$10,554,030	$1,451,680
IFB Ser. 07-30, Class OI, IO, 6.184s, 2037	—	—	3,744,743	606,236
IFB Ser. 10-35, Class SG, IO, 6.144s, 2040	—	—	21,234,533	3,107,462
IFB Ser. 08-11, Class SC, IO, 6.024s, 2038	73,583	10,983	367,178	54,805
IFB Ser. 09-88, Class SA, IO, 5.944s, 2039	107,297	13,543	418,855	52,868
IFB Ser. 10-123, Class SL, IO, 5.813s, 2040	5,757,000	796,985	43,008,000	5,953,920
IFB Ser. 09-12, Class DI, IO, 5.774s, 2037	—	—	9,905,072	1,464,366
Ser. 06-W3, Class 1AS, IO, 5.773s, 2046	154,150	23,369	390,063	59,133
Ser. 06-W2, Class 1AS, IO, 5.771s, 2036	266,475	30,978	532,949	61,955
Ser. 07-W1, Class 1AS, IO, 5.519s, 2046	507,954	72,183	1,015,424	144,296
Ser. 10-98, Class DI, IO, 5s, 2040	142,049	23,010	751,675	121,764
Ser. 10-21, Class IP, IO, 5s, 2039	—	—	1,533,399	222,343
Ser. 09-31, Class PI, IO, 5s, 2038	—	—	9,163,154	1,286,810
IFB Ser. 05-W2, Class A2, IO, 4.954s, 2035	530,943	64,467	1,991,409	241,796
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	3,698,078	265,799	20,002,792	1,437,701
Ser. 98-W2, Class X, IO, 2.338s, 2028	440,605	20,809	1,260,404	59,528
Ser. 03-W12, Class 2, IO, 2.23s, 2043	183,556	14,038	930,671	71,175
Ser. 03-W12, Class 1IO2, IO, 1.986s, 2043	2,916,490	205,277	11,587,912	815,614
Ser. 98-W5, Class X, IO, 1.737s, 2028	185,343	8,281	530,187	23,689
Ser. 03-W10, Class 1, IO, 1.665s, 2043	132,821	7,727	673,770	39,197
Ser. 03-W8, Class 12, IO, 1.64s, 2042	129,826	6,013	658,697	30,510
Ser. 03-W17, Class 12, IO, 1.137s, 2033	702,690	27,945	3,564,255	141,747
FRB Ser. 07-80, Class F, 0.956s, 2037	—	—	29,601	29,592
Ser. 03-T2, Class 2, IO, 0.811s, 2042	2,621,555	70,958	11,613,431	314,342
FRB Ser. 06-3, Class FY, 0.756s, 2036	12,051	12,056	51,709	51,731
Ser. 01-T12, Class IO, 0.565s, 2041	1,706,460	35,063	8,652,761	177,788
Ser. 03-W1, Class 2A, IO, zero %, 2042	665,019	—	1,902,214	—
Ser. 07-44, Class CO, PO, zero %, 2037	—	—	254,089	232,448

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	1,016,706	3,126,000	3,266,415
FRB Ser. 06-C1, Class A2, 5.335s, 2044	317,000	318,480	1,496,000	1,502,986

GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.119s, 2043	11,200,285	92,066	49,124,724	403,805

Government National Mortgage Association
IFB Ser. 09-77, Class CS, IO, 6.744s, 2038	—	—	3,925,902	560,242
IFB Ser. 09-61, Class SA, IO, 6.444s, 2039	3,128,003	355,717	7,863,995	894,293
IFB Ser. 10-98, Class CS, IO, 6.444s, 2038	176,904	29,754	936,202	157,460
IFB Ser. 10-98, Class SA, IO, 6.444s, 2038	170,818	28,605	905,735	151,674
IFB Ser. 10-32, Class SP, IO, 6.444s, 2036	236,667	27,740	1,248,491	146,336
IFB Ser. 10-125, Class CS, IO, 6.394s, 2040	—	—	8,777,236	1,428,358
IFB Ser. 10-85, Class SA, IO, 6.394s, 2040	—	—	390,524	62,078
IFB Ser. 10-85, Class AS, IO, 6.394s, 2039	242,566	37,137	1,282,134	196,295
IFB Ser. 10-113, Class SB, IO, 6.394s, 2039	11,196,442	1,948,517	21,519,625	3,745,060
IFB Ser. 10-113, Class AS, IO, 6.394s, 2039	171,467	29,160	907,178	154,275
IFB Ser. 10-125, Class ES, IO, 6.394s, 2039	3,101,781	512,884	23,563,159	3,896,205
IFB Ser. 10-85, Class SD, IO, 6.394s, 2038	161,924	24,635	856,023	130,235
Ser. 10-98, Class HS, IO, 6.344s, 2040	—	—	27,164,258	3,854,065
Ser. 10-98, Class TS, IO, 6.344s, 2040	—	—	22,278,893	3,905,044
IFB Ser. 10-98, Class QS, IO, 6.344s, 2040	229,484	35,171	1,213,979	186,054

29

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-98, Class YS, IO, 6.344s, 2039	$237,427	$36,006	$1,255,682	$190,424
IFB Ser. 10-47, Class HS, IO, 6.344s, 2039	109,858	17,291	583,620	91,856
IFB Ser. 10-68, Class SD, 6.324s, 2040	—	—	12,326,734	1,880,404
IFB Ser. 10-42, Class SP, IO, 6.294s, 2039	—	—	9,956,501	1,478,956
IFB Ser. 10-3, Class MS, IO, 6.294s, 2038	3,288,702	463,245	—	—
IFB Ser. 10-31, Class PS, IO, 6.294s, 2038	2,295,132	351,757	11,854,116	1,816,790
IFB Ser. 10-60, Class S, IO, 6.244s, 2040	—	—	5,832,471	797,940
IFB Ser. 10-50, Class LS, IO, 6.244s, 2040	—	—	7,963,454	1,077,057
IFB Ser. 09-104, Class KS, IO, 6.244s, 2039	—	—	748,004	81,615
IFB Ser. 10-53, Class SA, IO, 6.244s, 2039	680,156	97,364	3,495,102	500,320
IFB Ser. 10-31, Class GS, IO, 6.244s, 2039	—	—	9,461,725	1,395,131
IFB Ser. 10-2, Class SA, IO, 6.244s, 2037	258,479	32,535	1,368,304	172,228
IFB Ser. 10-67, Class SE, IO, 6.194s, 2040	3,492,488	469,670	19,146,351	2,574,801
IFB Ser. 09-101, Class SB, IO, 6.194s, 2039	—	—	11,665,947	1,284,654
Ser. 10-47, Class AS, IO, 6.184s, 2040	—	—	12,262,600	1,633,378
IFB Ser. 10-24, Class BS, IO, 6.174s, 2038	5,719,505	837,371	34,136,783	4,997,838
IFB Ser. 09-103, Class SW, IO, 6.144s, 2037	—	—	22,496,470	2,734,446
Ser. 10-85, Class JS, IO, 6.08s, 2040	—	—	10,235,538	1,414,858
IFB Ser. 10-26, Class QS, IO, 5.994s, 2040 F	—	—	19,081,102	2,813,741
IFB Ser. 09-58, Class AS, IO, 5.994s, 2039	4,323,090	470,525	27,408,653	2,983,158
IFB Ser. 10-98, Class ST, IO, 5.744s, 2040	—	—	26,296,863	3,234,251
IFB Ser. 09-55, Class SN, IO, 5.744s, 2039	3,483,943	336,932	13,910,995	1,345,332
IFB Ser. 10-50, Class YS, IO, 5.744s, 2038	3,688,115	433,685	21,266,154	2,500,687
IFB Ser. 10-116, Class SA, IO, 5.644s, 2040	—	—	6,778,852	949,286
IFB Ser. 10-68, Class MS, IO, 5.594s, 2040	—	—	6,813,574	817,222
IFB Ser. 10-15, Class AS, IO, 5.504s, 2040	—	—	41,588,267	4,645,825
IFB Ser. 10-20, Class SD, IO, 5.424s, 2040	—	—	13,160,983	1,672,234
IFB Ser. 10-35, Class DX, IO, 5.424s, 2035	—	—	6,365,968	600,438
Ser. 10-29, Class CI, IO, 5s, 2038	—	—	6,112,000	877,091
Ser. 10-85, Class PI, IO, 5s, 2036	—	—	9,629,088	1,118,804
IFB Ser. 10-20, Class IT, IO, 5s, 2040	—	—	18,394,420	2,282,380
Ser. 10-103, Class IN, IO, 4 1/2s, 2039	—	—	28,362,157	3,757,986
Ser. 10-120, Class AI, IO, 4 1/2s, 2038	11,405,457	1,668,048	33,796,424	4,942,727
Ser. 10-94, Class PI, IO, 4 1/2s, 2037	—	—	18,531,635	2,778,639
Ser. 10-42, Class PI, IO, 4 1/2s, 2037	7,078,595	973,307	42,432,316	5,834,443
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	755,840	73,062	2,964,914	286,600

Greenwich Capital Commercial Funding
Corp. Ser. 05-GG3, Class A2, 4.305s, 2042	369,771	374,716	843,328	854,605

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.766s, 2038	803,000	851,052	1,756,000	1,861,079
Ser. 06-GG6, Class A2, 5.506s, 2038	1,029,221	1,039,115	3,989,568	4,027,917

GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.847s, 2040	1,696,423	25,391	8,052,182	120,521

GSMPS Mortgage Loan Trust FRB
Ser. 05-RP2, Class 1AF, 0.606s, 2035	156,426	131,398	873,671	733,883

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	—	—	647,417	602,098
Ser. 05-RP1, Class 1AS, IO, 5.677s, 2035	782,217	113,421	476,085	69,032
IFB Ser. 04-4, Class 1AS, IO, 5.527s, 2034	393,176	56,765	1,189,358	171,714

30

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

GSMPS Mortgage Loan Trust 144A
Ser. 06-RP2, Class 1AS1, IO, 5.382s, 2036	$—	$—	$1,047,115	$152,486
Ser. 98-2, IO, 0.809s, 2027	73,951	1,569	211,611	4,491
FRB Ser. 06-RP2, Class 1AF1, 0.656s, 2036	—	—	1,047,115	879,577
FRB Ser. 04-4, Class 1AF, 0.656s, 2034	393,176	334,200	1,189,358	1,010,955
FRB Ser. 05-RP1, Class 1AF, 0.606s, 2035	782,217	664,884	476,085	404,672
Ser. 98-3, IO, 0.538s, 2027	89,551	1,528	256,085	4,371
Ser. 98-4, IO, 0.127s, 2026	94,969	2,483	271,723	7,104
Ser. 99-2, IO, 0.01s, 2027	120,667	1,301	345,037	3,720

IndyMac Inda Mortgage Loan Trust
FRB Ser. 07-AR7, Class 1A1, 5.956s, 2037	—	—	31,930	26,467

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR3, Class 2A1A, 5.557s, 2036	—	—	1,763,235	965,371
FRB Ser. 06-AR5, Class 1A2, 5.382s, 2036	243,238	37,702	581,316	90,104
FRB Ser. 05-AR15, Class A1, 5.076s, 2035	—	—	725,174	581,952
FRB Ser. 07-AR7, Class 2A1, 4.929s, 2037	808,076	456,563	1,803,099	1,018,751
FRB Ser. 06-AR11, Class 3A1, 4.702s, 2036	130,133	65,840	686,254	347,203
FRB Ser. 06-AR41, Class A3, 0.436s, 2037	468,905	227,419	1,166,679	565,839

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 6.051s, 2045	948,588	964,722	3,713,539	3,776,700
Ser. 07-C1, Class ASB, 5.857s, 2051	768,000	835,676	4,023,000	4,377,506
Ser. 07-LD12, Class A2, 5.827s, 2051	1,470,000	1,538,356	3,343,000	3,498,451
FRB Ser. 07-LD11, Class A3, 5.817s, 2049	820,000	875,282	3,172,000	3,385,846
FRB Ser. 07-LD11, Class A2, 5.802s, 2049	999,000	1,042,791	4,090,000	4,269,285
FRB Ser. 07-CB19, Class ASB, 5.725s, 2049	—	—	1,725,000	1,859,224
Ser. 07-C1, Class A4, 5.716s, 2051	987,000	1,040,321	4,175,000	4,400,546
Ser. 06-CB16, Class A3B, 5.579s, 2045	366,000	388,822	1,218,000	1,293,949
Ser. 06-CB16, Class A2, 5.45s, 2045	—	—	720,000	734,421
Ser. 06-CB17, Class A3, 5.45s, 2043	332,000	346,077	—	—
Ser. 07-CB18, Class A3, 5.447s, 2047	958,000	1,007,643	3,325,000	3,497,301
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	74,699	543,000	579,449
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,448,000	1,483,780	6,560,000	6,722,098
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,498,273	1,572,275	4,581,519	4,807,807
Ser. 05-CB13, Class A2, 5.247s, 2043	1,409,599	1,412,449	5,226,420	5,236,984
Ser. 05-LDP5, Class A2, 5.198s, 2044	1,493,000	1,565,191	5,934,000	6,220,926
Ser. 06-LDP9, Class X, IO, 0.45s, 2047	49,784,126	1,006,406	197,723,631	3,997,062
Ser. 06-CB16, Class X1, IO, 0.137s, 2045	3,699,378	47,653	17,560,118	226,199

LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	261,000	272,208	381,000	397,361

LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	1,051,000	1,104,383	3,764,000	3,955,185

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,462,209	1,527,542	6,381,635	6,666,770
Ser. 07-C7, Class A2, 5.588s, 2045	937,000	980,211	4,272,000	4,469,007
Ser. 06-C3, Class A2, 5.532s, 2032	411,000	414,539	2,518,000	2,539,683
Ser. 07-C1, Class A2, 5.318s, 2040	1,254,000	1,290,751	3,378,000	3,477,000
Ser. 05-C7, Class A2, 5.103s, 2030	63,680	63,729	324,681	324,927
Ser. 06-C1, Class A2, 5.084s, 2031	410,660	414,319	2,396,276	2,417,623
Ser. 07-C2, Class XW, IO, 0.561s, 2040	1,094,428	26,476	5,196,085	125,701

31

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
Principal amount		Value	Principal amount	Value

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.764s, 2037	$1,201,313	$20,567	$5,702,919	$97,636
Ser. 05-C3, Class XCL, IO, 0.295s, 2040	—	—	69,027,638	1,276,148

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0 7/8s, 2027	—	—	1,095,104	888,247

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	796,000	852,834	1,657,000	1,775,300
FRB Ser. 07-C1, Class A2, 5.722s, 2050	841,000	879,054	3,234,000	3,380,333
Ser. 05-MCP1, Class XC, IO, 0.182s, 2043	59,379,813	734,730	175,721,337	2,174,270

Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.1s, 2044	5,964,128	28,225	26,309,566	124,507

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Ser. 07-7, Class ASB, 5.745s, 2050	868,000	934,279	3,398,000	3,657,467
Ser. 06-1, Class A2, 5.439s, 2039	1,274,030	1,280,823	2,834,915	2,850,030
Ser. 07-5, Class A3, 5.364s, 2048	782,000	809,494	2,556,000	2,645,867
Ser. 07-6, Class A2, 5.331s, 2051	1,446,000	1,502,881	6,684,000	6,946,927
Ser. 2006-3, Class A2, 5.291s, 2046	1,057,907	1,078,592	3,889,562	3,965,612
Ser. 06-4, Class A2, 5.112s, 2049	35,000	35,850	185,000	189,491
FRB Ser. 06-4, Class A2FL, 0.376s, 2049	1,582,000	1,502,900	6,019,500	5,718,525

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	1,373,000	1,436,277	5,012,000	5,242,986
FRB Ser. 06-T23, Class A2, 5.739s, 2041	1,026,000	1,092,813	4,672,000	4,976,241
Ser. 2006-HQ9, Class A2, 5.618s, 2044	552,000	567,140	2,822,000	2,899,400
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,173,000	1,225,862	4,149,000	4,335,978
FRB Ser. 06-HQ8, Class A3, 5.441s, 2044	1,420,000	1,442,677	5,346,863	5,432,252
Ser. 07-IQ13, Class A3, 5.331s, 2044	676,000	719,199	1,889,000	2,009,714
Ser. 06-T21, Class A2, 5.09s, 2052	18,017	18,070	43,240	43,368
Ser. 05-HQ6, Class A2A, 4.882s, 2042	630,398	646,469	2,606,027	2,672,464
Ser. 03-IQ4, Class X1, IO, 0.588s, 2040	15,280,707	511,110	62,342,407	2,085,233

Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.667s, 2036	259,154	178,817	1,259,090	868,772
Ser. 06-6AR, Class 2A, 5.411s, 2036	169,585	105,143	517,000	320,540

Morgan Stanley ReREMIC Trust 144A
FRB Ser. 10-C30A, Class A3B, 10.236s, 2043	574,000	595,525	843,571	875,205

Nomura Asset Acceptance Corp. 144A
IFB Ser. 04-R3, Class AS, IO, 6.794s, 2035	120,350	21,754	857,212	154,948
FRB Ser. 04-R2, Class A1, 6 1/2s, 2034	105,798	104,740	414,095	409,954

Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	216,309	132,016	1,072,142	654,342
Ser. 06-QS13, Class 1A5, 6s, 2036	52,117	32,590	221,608	138,574

Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.874s, 2036	—	—	1,152,549	189,018
Ser. 06-A13, Class A1, 6 1/4s, 2036	—	—	1,454,756	981,960
FRB Ser. 05-A2, Class A1, 0.756s, 2035	384,588	270,239	1,890,728	1,328,560
FRB Ser. 06-A9CB, Class A1, 0.626s, 2036	—	—	1,238,163	687,180

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	635,841	348,346	2,595,975	1,422,209
FRB Ser. 05-23, Class 3A1, 5.882s, 2036	584,750	432,715	2,675,949	1,980,202
FRB Ser. 06-4, Class 6A, 5.711s, 2036	336,066	247,849	1,580,889	1,165,905
FRB Ser. 06-9, Class 1A1, 5.369s, 2036	143,946	86,577	790,375	475,375

32

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.9%		300 Fund 51.3%
	Principal amount	Value	Principal amount	Value

Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
0.606s, 2034	$—	$—	$490,234	$392,187

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2037	348,166	53,921	1,765,032	273,351
Ser. 07-4, Class 1A4, IO, 1s, 2037	769,564	24,818	3,632,465	117,143

Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.274s, 2043	651,942	91,049	2,559,991	357,523
FRB Ser. 05-RF2, Class A, 0.606s, 2035	1,670,381	1,386,416	3,888,130	3,227,148

Vericrest Opportunity Loan Transferee
144A Ser. 10-NPL1, Class M, 6s, 2039	441,388	436,974	2,986,092	2,956,231

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.903s, 2051	1,516,000	1,635,358	3,559,000	3,839,208
FRB Ser. 07-C32, Class APB, 5.744s, 2049	842,000	907,615	3,297,000	3,553,928
FRB Ser. 07-C32, Class A2, 5.739s, 2049	1,588,000	1,652,747	6,002,000	6,246,717
Ser. 06-C25, Class A2, 5.684s, 2043	369,621	373,414	1,009,866	1,020,228
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	485,907	1,571,000	1,677,715
Ser. 06-C27, Class A2, 5.624s, 2045	1,880,959	1,921,606	3,332,119	3,404,125
Ser. 07-C34, Class A2, 5.569s, 2046	345,000	359,945	1,716,000	1,790,334
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,129,000	1,154,652	3,651,000	3,733,955
Ser. 07-C30, Class APB, 5.294s, 2043	688,000	712,497	3,965,000	4,106,176
Ser. 06-C29, Class A2, 5.275s, 2048	1,473,000	1,508,746	6,922,000	7,089,980

Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.097s, 2035	38,649,883	753,622	6,558,159	127,876

Total mortgage-backed securities
(cost $110,799,998 and $500,808,509)		$113,574,458		$511,153,207

U.S. GOVERNMENT AND AGENCY

MORTGAGE OBLIGATIONS*	100 Fund 8.5%		300 Fund 12.9%
	Principal amount	Value	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, November 1, 2040	$8,000,000	$8,396,875	$40,000,000	$41,984,376
4s, TBA, November 1, 2040	18,000,000	18,558,281	58,000,000	59,798,905
4s, TBA, October 1, 2040	—	—	26,000,000	26,830,781

Total U.S. government and
agency mortgage obligations
(cost $26,907,500 and $128,065,950)		$26,955,156		$128,614,062

U.S. GOVERNMENT AGENCY OBLIGATIONS*	100 Fund 1.1%		300 Fund 0.7%
	Principal amount	Value	Principal amount	Value

General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011	$625,000	$626,765	$1,025,000	$1,027,895

Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	925,000	933,689	2,025,000	2,044,023

JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed notes, December 1, 2010	625,000	626,280	1,025,000	1,027,099

Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011	700,000	710,780	1,500,000	1,523,100

33

U.S. GOVERNMENT AGENCY OBLIGATIONS* cont.	100 Fund 1.1%		300 Fund 0.7%
Principal amount		Value	Principal amount	Value

Wells Fargo & Co.
3s, FDIC guaranteed notes,
December 9, 2011	$308,000	$317,123	$660,000	$679,549
2 1/8s, FDIC guaranteed notes,
June 15, 2012	392,000	402,898	840,000	863,352

Total U.S. government agency obligations
(cost $3,583,651 and $7,094,295)		$3,617,535		$7,165,018

U.S. TREASURY OBLIGATIONS*	100 Fund 0.6%		300 Fund 0.4%
Principal amount		Value	Principal amount	Value

U.S. Treasury Bonds 6 5/8s,
February 15, 2027 [i]	$433,000	$614,994	$150,000	$213,047

U.S. Treasury Inflation Protected Securities
3s, July 15, 2012 [i]	318,063	340,807	1,478,628	1,584,364
2s, July 15, 2014 [i]	883,531	971,071	2,137,613	2,349,407

Total U.S. treasury obligations
(cost $1,926,872 and $4,146,818)		$1,926,872		$4,146,818

CORPORATE BONDS AND NOTES*	100 Fund 9.6%		300 Fund 19.9%
Principal amount		Value	Principal amount	Value

Advertising and marketing services		0.1%		0.2%
Omnicom Group, Inc. sr. unsec.
unsub. notes 4.45s, 2020	$315,000	$322,925	$1,675,000	$1,717,143

		322,925		1,717,143
Automotive		0.2%		0.3%
BMW US Capital, LLC company
guaranty sr. unsec. unsub. notes
Ser. EMTN, 4 1/4s, 2011	120,000	123,907	510,000	526,606

Daimler Finance North America LLC
guaranty sr. unsec. unsub. notes 5 7/8s,
2011 (Germany)	—	—	315,000	321,015

Daimler Finance North America LLC
guaranty unsec. unsub. notes 7.3s,
2012 (Germany)	310,000	333,106	1,085,000	1,165,872

Daimler Finance North America LLC
guaranty unsec. unsub. notes Ser. MTN,
5 3/4s, 2011 (Germany)	115,000	119,720	200,000	208,208

Lear Corp. company guaranty sr. unsec.
bond 7 7/8s, 2018	—	—	1,015,000	1,103,813

		576,733		3,325,514
Banking		1.2%		2.3%
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	650,000	687,517	3,650,000	3,860,674

Lloyds TSB Bank PLC 144A company
guaranty unsec. sub. notes Ser. MTN,
6 1/2s, 2020 (United Kingdom)	—	—	3,600,000	3,755,632

National Australia Bank, Ltd. 144A
sr. unsec. notes 2 1/2s, 2013 (Australia)	690,000	707,693	2,830,000	2,902,567

Royal Bank of Scotland PLC (The) 144A
company guaranty sr. unsec. unsub. notes
4 7/8s, 2014 (United Kingdom)	430,000	458,737	1,620,000	1,728,265

34

CORPORATE BONDS AND NOTES* cont.	100 Fund 9.6%		300 Fund 19.9%
Principal amount		Value	Principal amount	Value

Banking cont.
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	$200,000	$212,863	$425,000	$452,333

Sumitomo Mitsui Banking Corp. 144A
sr. unsec. notes 2.15s, 2013 (Japan)	685,000	694,008	3,610,000	3,657,472

VTB Bank Via VTB Capital SA sr. notes
6 1/4s, 2035 (Russia)	—	—	500,000	515,625

VTB Bank Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)	—	—	1,000,000	1,057,500

VTB Bank Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)	200,000	206,250	1,850,000	1,907,813

Westpac Banking Corp. sr. unsec. unsub.
bonds 2 1/4s, 2012 (Australia)	720,000	736,869	2,665,000	2,727,438

		3,703,937		22,565,319
Beverage		0.3%		0.5%
Anheuser-Busch InBev Worldwide, Inc.
144A company guaranty sr. unsec. unsub.
notes 5 3/8s, 2014	565,000	638,299	2,775,000	3,135,009

Constellation Brands, Inc. company guaranty
sr. unsec. unsub. notes 7 1/4s, 2016	400,000	440,000	2,105,000	2,315,500

		1,078,299		5,450,509
Biotechnology		—%		0.1%
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016	—	—	980,000	1,097,600

		—		1,097,600
Broadcasting		—%		0.1%
DISH DBS Corp. company guaranty
7 1/8s, 2016	—	—	977,000	1,035,620

		—		1,035,620
Building materials		—%		0.1%
Building Materials Corp. 144A sr. notes
7s, 2020	—	—	1,010,000	1,052,925

		—		1,052,925
Cable television		0.2%		0.5%
CCO Holdings LLC/CCO Holdings
Capital Corp. 144A company guaranty
sr. notes 7 7/8s, 2018	—	—	1,020,000	1,083,750

Comcast Cable Holdings LLC debs. 9.8s, 2012	58,000	64,067	290,000	320,336

Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015	447,000	526,996	2,205,000	2,599,611

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014	—	—	965,000	1,075,975

		591,063		5,079,672
Chemicals		0.2%		0.4%
Airgas, Inc. sr. unsec. unsub. notes
2.85s, 2013	255,000	260,516	1,145,000	1,169,767

Dow Chemical Co. (The) sr. unsec. FRN
2.668s, 2011	80,000	81,086	340,000	344,614

Dow Chemical Co. (The) sr. unsec. notes
7.6s, 2014	355,000	417,677	1,270,000	1,494,225

35

CORPORATE BONDS AND NOTES* cont.		100 Fund 9.6%		300 Fund 19.9%
Principal amount			Value	Principal amount	Value

Chemicals cont.
Ineos Finance PLC 144A company
guaranty sr. notes 9 1/4s, 2015
(United Kingdom)	EUR	—	$—	195,000	$289,176

Lyondell Chemical Co. 144A
company guaranty sr. notes 8s, 2017		$—	—	$1,005,000	1,100,475

			759,279		4,398,257
Coal			—%		0.3%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		—	—	481,000	485,810

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		—	—	985,000	1,078,575

Peabody Energy Corp. company
guaranty 7 3/8s, 2016		—	—	945,000	1,070,213

			—		2,634,598
Combined utilities			—%		0.1%
El Paso Corp. sr. unsec. notes 7s, 2017		—	—	1,140,000	1,242,643

			—		1,242,643
Commercial and consumer services			—%		0.3%
Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		—	—	3,000,000	3,090,000

			—		3,090,000
Computers			0.3%		0.4%
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)		482,000	588,040	2,168,000	2,644,960

Xerox Corp. sr. unsec. notes 6 7/8s, 2011		435,000	454,924	1,615,000	1,688,972

Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015		—	—	120,000	129,465

			1,042,964		4,463,397
Consumer			—%		0.1%
Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		—	—	980,000	1,042,475

			—		1,042,475
Consumer goods			0.1%		0.2%
Fortune Brands, Inc. sr. unsec. unsub. notes
3s, 2012		435,000	443,270	1,635,000	1,666,085

			443,270		1,666,085
Electric utilities			1.2%		2.0%
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		—	—	1,005,000	1,105,500

Allegheny Energy Supply 144A sr. unsec.
bond 8 1/4s, 2012		820,000	886,005	4,180,000	4,516,465

CMS Energy Corp. sr. notes 8 1/2s, 2011		439,000	451,342	1,924,000	1,978,089

CMS Energy Corp. sr. unsec. unsub. notes
FRN 1.239s, 2013		130,000	126,100	760,000	737,200

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		291,000	304,060	1,081,000	1,129,513

KCP&L Greater Missouri Operations Co.
sr. unsec. unsub. notes 11 7/8s, 2012		631,000	725,629	3,439,000	3,954,737

36

CORPORATE BONDS AND NOTES* cont.	100 Fund 9.6%		300 Fund 19.9%
Principal amount		Value	Principal amount	Value

Electric utilities cont.
NiSource Finance Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2010	$350,000	$350,706	$1,135,000	$1,137,288

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	301,727	301,791	1,775,874	1,776,247

Texas-New Mexico Power Co. 144A
1st mtge. sec. 9 1/2s, 2019	490,000	638,921	2,370,000	3,090,293

		3,784,554		19,425,332
Energy (oil field)		—%		0.1%
Expro Finance Luxemburg 144A
sr. notes 8 1/2s, 2016 (Luxembourg)	—	—	884,000	870,740

		—		870,740
Financial		1.2%		2.0%
American Express Travel Related
Services Co., Inc. sr. unsec. unsub.
notes FRN Ser. EMTN, 0.456s, 2011	300,000	289,221	1,400,000	1,349,698

Berkshire Hathaway Finance Corp.
company guaranty sr. notes 4s, 2012	85,000	89,160	415,000	435,312

Erac USA Finance Co. LLC 144A
company guaranty sr. unsec. unsub.
notes 2 3/4s, 2013	445,000	457,688	2,315,000	2,381,005

GATX Corp. notes 4 3/4s, 2012	180,000	190,131	750,000	792,211

Hartford Financial Services
Group, Inc. (The) jr. unsec. sub. debs.
FRB 8 1/8s, 2038	235,000	250,889	1,075,000	1,147,685

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	—	—	1,027,000	1,056,526

MetLife Global Funding I 144A sr. sec.
unsub. notes 5 1/8s, 2013	100,000	108,922	350,000	381,226

MetLife Global Funding I 144A sr. unsec.
notes 2 7/8s, 2012	270,000	278,429	1,030,000	1,062,155

MetLife Global Funding I 144A sr. unsub.
notes 5 1/8s, 2014	100,000	110,975	200,000	221,950

MetLife, Inc. sr. unsec. unsub. notes
2 3/8s, 2014	500,000	509,612	4,000,000	4,076,896

New York Life Global Funding 144A
notes 3s, 2015	930,000	984,431	4,560,000	4,826,888

Prudential Financial, Inc. sr. notes 6.2s, 2015	425,000	482,713	1,595,000	1,811,593

		3,752,171		19,543,145
Food		0.4%		0.7%
Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013	730,000	756,604	3,270,000	3,389,172

Smithfield Foods, Inc. 144A sr. sec. notes
10s, 2014	—	—	905,000	1,043,013

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014	400,000	481,000	1,960,000	2,356,900

		1,237,604		6,789,085
Forest products and packaging		0.6%		1.3%
Georgia-Pacific, LLC 144A company
guaranty 7 1/8s, 2017	—	—	965,000	1,037,375

Georgia-Pacific, LLC sr. unsec. unsub.
notes 8 1/8s, 2011	575,000	593,688	2,600,000	2,684,500

37

CORPORATE BONDS AND NOTES* cont.	100 Fund 9.6%		300 Fund 19.9%
Principal amount		Value	Principal amount	Value

Forest products and packaging cont.
PE Paper Escrow GmbH 144A
sr. notes 12s, 2014 (Austria)	$—	$—	$890,000	$1,032,249

Sealed Air Corp. sr. notes 7 7/8s, 2017	265,000	291,025	1,385,000	1,521,017

Sealed Air Corp. 144A notes 5 5/8s, 2013	—	—	1,442,000	1,542,417

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014	—	—	915,000	1,020,225

Weyerhaeuser Co. sr. unsec. unsub. notes
7 1/4s, 2013	825,000	881,792	4,175,000	4,462,403

		1,766,505		13,300,186
Health care		—%		0.3%
Fresenius US Finance II, Inc. 144A
sr. unsec. notes 9s, 2015	—	—	900,000	1,050,750

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡	—	—	920,000	1,000,500

Tenet Healthcare Corp. sr. notes 9s, 2015	—	—	915,000	1,006,500

		—		3,057,750
Investment banking/Brokerage		0.3%		0.5%
Goldman Sachs Group, Inc. (The) sr. notes
3 5/8s, 2012	194,000	201,950	791,000	823,415

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 2.95s, 2012	770,000	791,572	4,250,000	4,369,064

		993,522		5,192,479
Lodging/Tourism		—%		0.1%
Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes Ser. Q,
6 3/4s, 2016 R	—	—	1,000,000	1,038,750

		—		1,038,750
Media		0.2%		0.5%
Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 10s, 2017	—	—	895,000	1,060,575

QVC Inc. 144A sr. notes 7 1/8s, 2017	215,000	228,975	965,000	1,027,725

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	337,234	1,571,000	1,709,014

WMG Acquisition Corp. company guaranty
sr. sec. notes 9 1/2s, 2016	—	—	935,000	1,007,463

		566,209		4,804,777
Metals		0.7%		1.1%
FMG Finance Pty Ltd. 144A sr. sec. notes
10 5/8s, 2016 (Australia)	—	—	415,000	612,125

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	400,000	452,000	1,836,000	2,074,680

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes sr. unsec. notes
8.95s, 2014 (Australia)	505,000	630,618	2,495,000	3,115,626

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	400,000	427,500	2,060,000	2,201,625

Teck Resources Limited sr. unsec. unsub.
notes 7s, 2012 (Canada)	630,000	670,792	3,190,000	3,396,549

		2,180,910		11,400,605

38

CORPORATE BONDS AND NOTES* cont.	100 Fund 9.6%		300 Fund 19.9%
Principal amount		Value	Principal amount	Value

Natural gas utilities		0.4%		0.7%
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	$740,000	$786,368	$3,780,000	$4,016,851

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	490,000	519,400	2,510,000	2,660,600

		1,305,768		6,677,451
Oil and gas		0.2%		0.9%
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015	—	—	935,000	1,084,600

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	—	—	955,000	1,062,438

Gazprom Via White Nights Finance BV notes
10 1/2s, 2014 (Russia)	—	—	1,000,000	1,205,450

Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	—	—	985,000	1,039,175

Ras Laffan Liquefied Natural Gas Co., Ltd.
144A company guaranty sr. notes 4 1/2s,
2012 (Qatar)	250,000	261,963	1,000,000	1,047,851

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	500,000	525,347	2,900,000	3,047,012

		787,310		8,486,526
Power producers		—%		0.1%
NRG Energy, Inc. sr. notes 7 3/8s, 2016	—	—	1,025,000	1,067,281

		—		1,067,281
Railroads		—%		—%
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017	—	—	305,000	337,788

		—		337,788
Real estate		0.3%		0.5%
Simon Property Group LP sr. unsec. unsub.
notes 5.1s, 2015 R	700,000	789,292	3,900,000	4,397,484

Simon Property Group LP sr. unsec. unsub.
notes 4.2s, 2015 R	70,000	75,451	300,000	323,360

		864,743		4,720,844
Regional Bells		0.4%		0.9%
Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	—	—	1,005,000	1,145,700

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	605,000	677,600	2,835,000	3,175,200

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014	—	—	1,000,000	1,020,000

Verizon Pennsylvania, Inc. sr. unsec. unsub.
bonds 5.65s, 2011	645,000	675,493	3,150,000	3,298,919

		1,353,093		8,639,819
Retail		0.4%		0.8%
Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	465,000	481,275	2,560,000	2,649,600

Macy’s Retail Holdings, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2011	60,000	61,275	170,000	173,613

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	505,000	625,526	2,495,000	3,090,469

39

CORPORATE BONDS AND NOTES* cont.	100 Fund 9.6%		300 Fund 19.9%
	Principal amount	Value	Principal amount	Value

Retail cont.
SUPERVALU, Inc. sr. unsec. notes
8s, 2016	$—	$—	$985,000	$1,001,006

Toys R Us Property Co., LLC 144A
sr. notes 8 1/2s, 2017	—	—	950,000	1,028,375

		1,168,076		7,943,063
Telecommunications		0.5%		1.2%
British Telecommunications PLC
notes 8 3/8s, 2010 (United Kingdom)	782,000	790,083	4,006,000	4,047,406

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)	—	—	210,000	224,700

Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes
8 7/8s, 2015 (Bermuda)	—	—	973,000	1,007,055

NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016	—	—	920,000	1,043,050

SBA Tower Trust 144A company
guaranty mtge. notes 4.254s, 2015	625,000	667,579	2,900,000	3,097,567

Sprint Capital Corp. notes 8 3/8s, 2012	—	—	1,036,000	1,107,225

Windstream Corp. company guaranty
8 5/8s, 2016	—	—	995,000	1,057,188

		1,457,662		11,584,191
Telephone		0.2%		0.3%
CenturyLink, Inc. sr. unsec. unsub. notes
Ser. L, 7 7/8s, 2012	610,000	666,377	3,010,000	3,288,187

		666,377		3,288,187
Total corporate bonds and notes
(cost $29,525,109 and $192,290,089)		$30,402,974		$198,029,756

ASSET-BACKED SECURITIES*	100 Fund 6.9%		300 Fund 11.7%
	Principal amount	Value	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	$1,206,895	$953,447	$6,289,133	$4,968,415
Ser. 00-5, Class A6, 7.96s, 2032	401,061	340,902	3,995,077	3,395,815
Ser. 01-4, Class A4, 7.36s, 2033	1,180,990	1,251,850	2,154,963	2,284,261
Ser. 00-6, Class A5, 7.27s, 2031	1,280,785	1,312,805	5,082,694	5,209,762
Ser. 01-1, Class A5, 6.99s, 2031	428,801	441,665	3,594,269	3,702,097
Ser. 01-3, Class A4, 6.91s, 2033	482,766	499,663	2,191,604	2,268,310

Countrywide Asset Backed Certificates
FRB Ser. 07-8, Class 2A3, 0.446s, 2037	1,226,000	465,880	10,157,000	3,859,660
FRB Ser. 07-9, Class 2A3, 0.436s, 2047	—	—	7,440,000	3,302,616
FRB Ser. 06-23, Class 2A3, 0.426s, 2037	701,000	364,126	6,329,000	3,287,523
FRB Ser. 06-24, Class 2A3, 0.406s, 2047	2,041,000	918,450	9,274,000	4,173,300
FRB Ser. 07-2, Class 2A3, 0.396s, 2037	3,136,000	1,254,400	12,081,000	4,832,400
FRB Ser. 07-1, Class 2A3, 0.396s, 2037	—	—	7,697,000	2,790,163

40

ASSET-BACKED SECURITIES* cont.	100 Fund 6.9%		300 Fund 11.7%
	Principal amount	Value	Principal amount	Value

First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D,
0.496s, 2036	$—	$—	$1,594,000	$801,384
FRB Ser. 06-FF18, Class A2C,
0.416s, 2037	2,424,000	1,236,240	10,496,000	5,352,960
FRB Ser. 06-FF13, Class A2C,
0.416s, 2036	—	—	1,879,000	920,710
FRB Ser. 06-FF11, Class 2A3,
0.406s, 2036	—	—	1,556,000	781,205

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	353,311	323,280	3,609,133	3,302,357
Ser. 96-8, Class M1, 7.85s, 2027	366,000	367,169	1,337,000	1,341,272
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,252,000	1,234,073	4,575,000	4,509,491
Ser. 99-4, Class A7, 7.41s, 2031	—	—	2,490,528	2,291,286
Ser. 1997-5, Class M1, 6.95s, 2029	1,306,000	1,273,350	5,010,000	4,884,750

GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.356s, 2037	113,526	54,308	554,253	265,140
FRB Ser. 06-17, Class A1, 0.316s, 2036	1,023,399	501,465	4,299,521	2,106,765
FRB Ser. 06-16, Class A1, 0.316s, 2036	541,068	300,293	2,461,361	1,366,055
FRB Ser. 06-12, Class A1, 0.306s, 2036	729,148	373,032	8,185,989	4,187,952

GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.376s, 2047	31,095	29,229	95,480	89,751

HSI Asset Securitization Corp. Trust FRB
Ser. 06-HE1, Class 2A1, 0.306s, 2036	36,591	26,711	155,581	113,574

Long Beach Mortgage Loan Trust FRB
Ser. 06-WL1, Class 2A3, 0.496s, 2046	—	—	3,002,339	2,199,213

Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.506s, 2032	1,459,000	1,313,100	5,001,000	4,500,900

MASTR Asset Backed Securities Trust
FRB Ser. 07-WMC1, Class A3,
0.356s, 2037	1,471,634	515,072	6,045,313	2,115,859
FRB Ser. 07-WMC1, Class A2,
0.306s, 2037	2,098,463	734,462	7,047,865	2,466,753

Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2C, 0.506s, 2037	—	—	551,000	275,500
FRB Ser. 07-1, Class A2B, 0.426s, 2037	1,768,795	981,681	5,650,373	3,135,957

Morgan Stanley Capital, Inc.
FRB Ser. 06-HE3, Class A2D,
0.506s, 2036	2,278,000	942,636	6,667,000	2,758,805
FRB Ser. 06-HE6, Class A2D,
0.496s, 2036	1,626,000	585,360	4,792,000	1,725,120
FRB Ser. 06-WMC2, Class A2C,
0.406s, 2036	—	—	2,887,834	1,046,840

Morgan Stanley IXIS Real Estate Capital
FRB Ser. 06-2, Class A3, 0.406s, 2036	—	—	11,310,000	4,099,875

41

ASSET-BACKED SECURITIES* cont.		100 Fund 6.9%		300 Fund 11.7%
	Principal amount		Value	Principal amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A4, 7.4s, 2030		$521,000	$346,465	$3,569,000	$2,373,385
Ser. 02-B, Class A4, 7.09s, 2032		—	—	3,067,539	2,941,965
Ser. 02-A, Class A4, 6.97s, 2032		—	—	2,752,133	2,765,893
Ser. 98-A, Class M, 6.825s, 2028		1,324,000	1,271,841	2,176,000	2,090,277
Ser. 02-B, Class A2, 5.19s, 2019		1,380,599	1,243,938	2,392,823	2,155,967

Securitized Asset Backed Receivables, LLC
FRB Ser. 06-FR4, Class A2B, 0.426s, 2036		—	—	2,280,000	969,000
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037		24,713	19,153	83,895	65,019
FRB Ser. 07-BR4, Class A2A, 0.346s, 2037		173,500	119,941	683,909	472,786
FRB Ser. 06-WM3, Class A1, 0.306s, 2036		—	—	3,294,690	1,301,402

WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.366s, 2037		79,821	53,584	377,396	253,346
FRB Ser. 07-HE1, Class 2A1, 0.306s, 2037		118,748	81,283	466,803	319,526

Total asset-backed securities
(cost $21,320,563 and $114,600,414)			$21,730,854		$116,422,362

PURCHASED OPTIONS OUTSTANDING*		100 Fund 0.9%		300 Fund 1.2%
Expiration date/		Contract		Contract
strike price		amount	Value	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 3.04%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	$9,583,800	$108,489	$55,416,300	$627,313

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.04%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	9,583,800	305,436	55,416,300	1,766,117

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 3.11%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	9,583,800	90,759	55,416,300	524,792

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.11%
versus the three month
USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	9,583,800	347,988	55,416,300	2,012,166

42

PURCHASED OPTIONS OUTSTANDING* cont.		100 Fund 0.9%		300 Fund 1.2%
Expiration date/		Contract		Contract
strike price		amount	Value	amount	Value

Option on an interest rate
swap with Barclays Bank
PLC for the right to receive
a fixed rate of 3.7375%
versus the three month
USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	$5,836,600	$483,212	$22,181,100	$1,836,373

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 3.665%
versus the three month
USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	5,836,600	448,426	22,181,100	1,704,174

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
pay a fixed rate of 1.885%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	52,983,100	45,036	160,285,200	136,242

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right to
receive a fixed rate of 1.885%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	52,983,100	1,032,111	160,285,200	3,122,356

Total purchased options outstanding
(cost $2,188,386 and $9,322,517)			$2,861,457		$11,729,533

FOREIGN GOVERNMENT BONDS AND NOTES*		100 Fund 0.5%		300 Fund 1.1%
	Principal amount		Value	Principal amount	Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		$—	$—	$1,175,000	$1,165,013

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.677s, 2012		2,130,000	495,225	14,010,000	3,257,325

Ontario (Province of) sr. unsec.
unsub. bonds 1 7/8s, 2012		600,000	614,927	2,100,000	2,152,246

Royal Bank of Scotland PLC sr.
unsec. unsub. notes company
guaranty Ser. 2, 3.4s, 2013		325,000	337,230	2,560,000	2,656,335

Ukraine (Government of) 144A sr.
unsec. unsub. notes 7.65s, 2013		—	—	1,700,000	1,757,375

Total foreign government bonds and notes
(cost $1,385,693 and $10,669,901)			$1,447,382		$10,988,294

43

SHORT-TERM INVESTMENTS*		100 Fund 49.1%		300 Fund 16.6%
	Principal amount/			Principal amount/

		shares	Value	shares	Value

Egypt Treasury Bills for an
effective yield of 9.79%, April 5, 2011	EGP	—	$—	4,625,000	$768,080

Egypt Treasury Bills for an
effective yield of 10.10%, March 8, 2011	EGP	—	—	17,900,000	2,994,931

Federal Farm Credit Bank for an
effective yield of 0.27%, February 28, 2011		$500,000	500,100	$1,300,000	1,300,260

Federal Home Loan Mortgage Corp.
Discount Notes for an effective yield
of 0.34%, November 16, 2010 ##		20,000,000	19,997,167	25,000,000	24,996,458

Federal National Mortgage Association
Discount Notes for an effective yield of
0.27%, November 1, 2010		15,000,000	15,000,000	25,000,000	25,000,000

U.S. Treasury Bills for effective yields
from 0.25% to 0.27%, June 2, 2011 # ##		9,000,000	8,985,645	760,000	758,788

U.S. Treasury Bills for an effective
yield of 0.25%, November 18, 2010 #		102,000	101,988	—	—

U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011		9,000,000	8,989,551	—	—

U.S. Treasury Bills for effective
yields from 0.22% to 0.24%,
July 28, 2011 # ##		—	—	919,000	917,252

U.S. Treasury Bills for an effective
yield of 0.22%, October 20, 2011 ##		20,000,000	19,957,640	30,000,000	29,936,460

U.S. Treasury Bills for effective
yields from 0.22% to 0.31%, March 10, 2011 #		70,000	69,964	332,000	331,831

U.S. Treasury Bills for an effective
yield of 0.20%, September 22, 2011		15,000,000	14,972,235	20,000,000	19,962,980

U.S. Treasury Bills for effective
yields from 0.19% to 0.24%,
August 25, 2011 # ##		15,000,000	14,969,925	5,602,000	5,590,768

U.S. Treasury Bills for effective
yields from 0.16% to 0.26%,
December 16, 2010 # ##		25,116,000	25,110,900	224,000	223,926

Putnam Money Market Liquidity
Fund 0.16% [e]		26,746,108	26,746,108	52,782,436	52,782,436

Total short-term investments
(cost $155,406,782 and $165,615,619)			$155,401,223		$165,564,170

TOTAL INVESTMENTS

Total investments (cost $353,044,554 and $1,132,614,112)			$357,917,911		$1,153,813,220

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

44

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of the funds’ reporting period, which ran from November 1, 2009 through October 31, 2010 (the reporting period).

* Percentages indicated are based on net assets as follows:

100 Fund	$316,490,512
300 Fund	995,955,292

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or both of the funds, at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or both of the funds, at the close of the reporting period.

e See Note 7 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs (Note 1).

i Securities purchased with cash or securities received, that were pledged, to one or both of the funds, for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the funds maintained liquid assets totaling $78,646,259 and $439,718,034 (for 100 Fund and 300 Fund, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

45

100 Fund

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $621,411)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	11/22/10	$4,787	$4,726	$(61)

	British Pound	Sell	11/22/10	26,266	25,972	(294)

	Canadian Dollar	Buy	11/22/10	7,446	7,423	23

	Euro	Buy	11/22/10	68,907	67,955	952

	Japanese Yen	Sell	11/22/10	2,672	2,579	(93)

Barclays Bank PLC

	British Pound	Sell	11/22/10	60,221	59,591	(630)

	Canadian Dollar	Buy	11/22/10	12,737	12,698	39

Citibank, N.A.

	Australian Dollar	Buy	11/22/10	5,861	5,782	79

	British Pound	Sell	11/22/10	46,447	45,958	(489)

	Canadian Dollar	Buy	11/22/10	12,247	12,210	37

	Euro	Buy	11/22/10	6,946	6,854	92

	Japanese Yen	Buy	11/22/10	2,272	2,193	79

	Swiss Franc	Buy	11/22/10	304	309	(5)

Credit Suisse AG

	Euro	Buy	11/22/10	2,223	2,192	31

Deutsche Bank AG

	Australian Dollar	Buy	11/22/10	977	963	14

	Canadian Dollar	Sell	11/22/10	1,666	1,661	(5)

	Euro	Sell	11/22/10	28,341	27,968	(373)

Goldman Sachs International

	British Pound	Sell	11/22/10	801	792	(9)

	Euro	Sell	11/22/10	37,232	36,700	(532)

HSBC Bank USA, National Association

	Euro	Buy	11/22/10	6,807	6,717	90

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/22/10	8,010	7,902	108

	British Pound	Sell	11/22/10	160	158	(2)

	Euro	Buy	11/22/10	31,953	31,529	424

	Japanese Yen	Sell	11/22/10	921	889	(32)

Royal Bank of Scotland PLC (The)

	British Pound	Sell	11/22/10	5,445	5,388	(57)

	Swiss Franc	Sell	11/22/10	31,565	32,008	443

State Street Bank and Trust Co.

	Euro	Buy	11/22/10	4,723	4,657	66

UBS AG

	British Pound	Sell	11/22/10	106,025	104,912	(1,113)

	Euro	Sell	11/22/10	5,279	5,209	(70)

46

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $621,411) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp.

	British Pound	Buy	11/22/10	$13,934	$13,788	$146

	Euro	Buy	11/22/10	84,884	83,728	1,156

Total						$14

FUTURES CONTRACTS OUTSTANDING at 10/31/10
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	10	$1,795,780	Dec-10	$925

Euro-Schatz 2 yr (Long)	60	9,073,393	Dec-10	(241)

U.K. Gilt 10 yr (Long)	28	5,532,918	Dec-10	(49,574)

U.S. Treasury Bond 20 yr (Short)	24	3,142,500	Dec-10	10,517

U.S. Treasury Bond 30 yr (Long)	102	13,754,063	Dec-10	(583,680)

U.S. Treasury Note 10 yr (Short)	66	8,334,563	Dec-10	65,484

Total				$(556,569)

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $8,269,000)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of
4.49% versus the three month USD-LIBOR-BBA
maturing August 17, 2021.	$3,714,000	Aug-11/4.49	$492,588

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,714,000	Aug-11/4.49	13,519

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	383,950

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	11,060

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	255,560

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	6,165

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.7	191,179

47

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $8,269,000) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$1,266,000	Aug-11/4.7	$3,051

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.5475	503,760

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,605,500	Jul-11/4.5475	9,591

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	990,864

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	20,119

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	4,204,800	Aug-15/4.375	497,176

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	4,204,800	Aug-15/4.375	494,274

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.8	1,305,997

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.	9,007,500	Jan-12/4.8	55,396

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	4,204,800	Aug-15/4.46	525,726

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	4,204,800	Aug-15/4.46	466,943

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	748,469

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	37,021

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
3.565% versus the three month USD-LIBOR-BBA
maturing January 25, 2041.	15,211,200	Jan-11/3.565	432,911

48

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $8,269,000) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 3.565% versus the three month USD-LIBOR-BBA
maturing January 25, 2041.	$15,211,200	Jan-11/3.565	$801,782

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	4,829,800	Sep-15/4.04	249,073

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	4,829,800	Sep-15/4.04	373,778

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	10,276

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	91,380	Feb-15/5.27	2,695

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	189,400	Apr-12/4.8675	27,169

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	189,400	Apr-12/4.8675	1,581

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	5,836,600	Mar-11/4.7375	1,109

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	5,836,600	Mar-11/4.665	1,226

Total			$8,914,008

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	910,000	$—	9/17/15	6 month AUD-
				BBR-BBSW	5.38%	$(3,628)

AUD	400,000	—	9/17/20	5.5725%	6 month AUD-
					BBR-BBSW	2,760

AUD	410,000	—	9/22/20	5.685%	6 month AUD-
					BBR-BBSW	(243)

AUD	920,000	—	9/22/15	6 month AUD-
				BBR-BBSW	5.56%	2,548

49

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
CAD	590,000	—	9/21/20	3.1025%	3 month CAD-
					BA-CDOR	$(9,482)

AUD	1,310,000	—	9/29/15	6 month AUD-
				BBR-BBSW	5.5275%	1,524

AUD	660,000	—	9/29/20	5.63%	6 month AUD-
					BBR-BBSW	2,462

EUR	550,000 E	—	10/29/40	2.435%	6 month EUR-
					EURIBOR-
					REUTERS	(3,783)

GBP	2,240,000	—	6/15/12	6 month GBP-
				LIBOR-BBA	1.5225%	25,504

GBP	1,320,000	—	6/15/15	2.59%	6 month GBP-
					LIBOR-BBA	(67,627)

Barclays Bank PLC
AUD	410,000 E	—	2/4/20	6 month AUD-
				BBR-BBSW	6.8%	11,976

AUD	530,000	—	10/1/15	6 month AUD-
				BBR-BBSW	5.43%	(1,404)

	$3,618,700 E	$ —	3/9/21	4.2375%	3 month USD-
					LIBOR-BBA	(451,795)

	3,700,700	(84,654)	9/21/20	3 month USD-
				LIBOR-BBA	3.95%	353,535

	8,992,900	236,064	9/28/20	4.02%	3 month USD-
					LIBOR-BBA	(878,442)

AUD	470,000	—	5/24/15	5.505%	6 month AUD-
					BBR-BBSW	(2,214)

AUD	1,200,000	—	7/27/15	5.435%	6 month AUD-
					BBR-BBSW	1,677

	$8,454,100	11,908	10/22/15	1.35%	3 month USD-
					LIBOR-BBA	37,969

	6,879,100	76,657	10/28/30	3 month USD-
				LIBOR-BBA	3.38%	(13,324)

GBP	800,000	—	8/24/20	2.9525%	6 month GBP-
					LIBOR-BBA	16,653

GBP	800,000	—	8/25/20	2.898%	6 month GBP-
					LIBOR-BBA	22,952

AUD	700,000	—	8/26/15	6 month AUD-
				BBR-BBSW	5.025%	(13,012)

	$230,000	—	8/27/40	3.21625%	3 month USD-
					LIBOR-BBA	17,533

	17,529,700	(423,343)	10/20/20	3 month USD-
				LIBOR-BBA	4.065%	1,776,911

	2,102,900	—	10/29/20	3 month USD-
				LIBOR-BBA	2.76%	13,583

50

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
GBP	8,420,000	$—	7/1/12	6 month GBP-
				LIBOR-BBA	1.43%	$67,845

GBP	6,740,000	—	7/1/15	2.45%	6 month GBP-
					LIBOR-BBA	(262,301)

GBP	2,000,000	—	7/1/20	6 month GBP-
				LIBOR-BBA	3.3675%	91,799

	$62,572,200	30,664	7/9/12	0.96%	3 month USD-
					LIBOR-BBA	(684,291)

	3,433,300	—	8/9/20	3 month USD-
				LIBOR-BBA	2.89875%	92,929

	11,888,400	—	9/24/12	0.6175%	3 month USD-
					LIBOR-BBA	(33,991)

	6,961,800	—	9/24/20	2.5875%	3 month USD-
					LIBOR-BBA	39,725

Credit Suisse International
	2,049,600	49	3/19/11	3 month USD-
				LIBOR-BBA	0.5%	1,995

CHF	1,200,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	(11,073)

	$21,900,000	—	9/27/12	0.6125%	3 month USD-
					LIBOR-BBA	(59,505)

	1,100,000	—	9/27/20	2.53875%	3 month USD-
					LIBOR-BBA	11,543

	4,934,700	—	10/5/20	3 month USD-
				LIBOR-BBA	2.61125%	(23,105)

	11,379,600	—	10/7/40	3.377%	3 month USD-
					LIBOR-BBA	561,470

	4,512,500	(4,444)	10/27/14	3 month USD-
				LIBOR-BBA	1.06%	(3,281)

CHF	3,930,000	—	5/19/12	0.61583%	6 month CHF-
					LIBOR-BBA	(19,419)

CHF	3,930,000	—	5/20/12	0.62833%	6 month CHF-
					LIBOR-BBA	(20,346)

CHF	3,930,000	—	5/25/12	0.5825%	6 month CHF-
					LIBOR-BBA	(16,880)

GBP	1,730,000	—	7/9/15	2.425%	6 month GBP-
					LIBOR-BBA	(62,710)

GBP	960,000	—	7/9/20	6 month GBP-
				LIBOR-BBA	3.3725%	43,626

Deutsche Bank AG
	$57,626,300	(36,258)	7/27/12	0.78%	3 month USD-
					LIBOR-BBA	(474,599)

	44,576,500	104,425	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	1,589,562

	78,469,100	202,252	5/6/15	2.68%	3 month USD-
					LIBOR-BBA	(5,718,478)

51

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
AUD	197,500 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.6925%	$5,046

AUD	680,000 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.7%	17,545

	$2,328,500	—	7/20/40	3.7275%	3 month USD-
					LIBOR-BBA	(59,170)

	19,206,500	—	7/23/14	3 month USD-
				LIBOR-BBA	1.5475%	494,117

	5,090,900	—	7/23/40	3.7125%	3 month USD-
					LIBOR-BBA	(113,426)

	64,059,200	(7,131)	10/1/12	0.59%	3 month USD-
					LIBOR-BBA	(149,467)

	2,536,700	(625)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	(11,608)

GBP	800,000	—	10/5/20	3.0575%	6 month GBP-
					LIBOR-BBA	9,654

EUR	550,000 E	—	10/28/40	2.39%	6 month EUR-
					EURIBOR-
					REUTERS	(2,140)

CHF	4,330,000	—	6/1/12	0.555%	6 month CHF-
					LIBOR-BBA	(17,090)

	$8,707,700	—	8/12/15	3 month USD-
				LIBOR-BBA	1.665%	153,244

	2,796,400	—	8/12/40	3.68%	3 month USD-
					LIBOR-BBA	(36,634)

AUD	920,000	—	9/20/15	6 month AUD-
				BBR-BBSW	5.39%	(3,369)

AUD	410,000	—	9/20/20	5.5775%	6 month AUD-
					BBR-BBSW	2,712

AUD	380,000 E	—	2/5/20	6 month AUD-
				BBR-BBSW	6.71%	9,957

JPMorgan Chase Bank, N.A.
AUD	470,000	—	3/1/15	5.6%	6 month AUD-
					BBR-BBSW	(3,664)

AUD	352,500	—	3/2/15	5.6515%	6 month AUD-
					BBR-BBSW	(3,329)

	$3,618,700 E	—	3/8/21	4.165%	3 month USD-
					LIBOR-BBA	(428,707)

	5,531,200	(129,430)	9/20/20	3 month USD-
				LIBOR-BBA	3.995%	548,418

	3,687,400	(85,916)	9/20/20	3 month USD-
				LIBOR-BBA	3.965%	355,929

	1,898,700	86,771	10/14/20	4.02%	3 month USD-
					LIBOR-BBA	(145,087)

	2,328,500	—	7/20/40	3.7225%	3 month USD-
					LIBOR-BBA	(56,949)

AUD	130,000	—	6/26/19	6 month AUD-
				BBR-BBSW	6.05%	3,791

52

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	193,710,000	$—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	$(26,918)

AUD	352,500	—	6/11/15	5.545%	6 month AUD-
					BBR-BBSW	(1,727)

AUD	900,000	—	9/3/15	5.075%	6 month AUD-
					BBR-BBSW	14,534

	$6,486,700	—	9/7/14	3 month USD-
				LIBOR-BBA	1.3375%	91,390

	1,676,800	—	10/25/40	3.5275%	3 month USD-
					LIBOR-BBA	37,775

	4,800,000	—	10/28/20	3 month USD-
				LIBOR-BBA	2.72175%	14,183

JPY	193,170,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	14,714

AUD	60,000	—	9/16/15	6 month AUD-
				BBR-BBSW	5.375%	(254)

AUD	10,000	—	9/16/20	5.549%	6 month AUD-
					BBR-BBSW	87

CAD	590,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	(9,611)

	$11,614,000	—	10/5/12	0.62125%	3 month USD-
					LIBOR-BBA	(29,212)

JPY	8,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	1,063

JPY	11,800,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(225)

	$15,124,900	56,836	7/16/40	3.88%	3 month USD-
					LIBOR-BBA	(773,888)

	9,793,100	(346,676)	10/20/40	3 month USD-
				LIBOR-BBA	3.7575%	(136,988)

	23,591,500	—	7/20/12	0.84%	3 month USD-
					LIBOR-BBA	(209,500)

Total						$(4,491,656)

E See Note 1 to the financial statements regarding extended effective dates.

53

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$6,946,896	$—	1/12/38	(6.50%) 1 month	Synthetic TRS	$(87,728)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	1,560,575	—	1/12/39	5.50% (1 month	Synthetic TRS	21,573
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	5,928,649	—	1/12/39	5.50% (1 month	Synthetic TRS	81,954
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	6,088,013	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(76,881)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,075,885	—	1/12/38	6.50% (1 month	Synthetic TRS	26,215
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	1,798,006	—	1/12/39	5.50% (1 month	Synthetic TRS	24,855
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	1,837,140	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(23,200)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,334,831	—	1/12/39	5.50% (1 month	Synthetic TRS	32,275
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	2,388,207	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(30,159)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	4,900,291	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(61,882)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	4,751,912	—	1/12/39	5.50% (1 month	Synthetic TRS	65,688
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	4,751,912	—	1/12/39	5.50% (1 month	Synthetic TRS	65,688
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

54

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$4,900,291	$—	1/12/38	(6.50%) 1 month	Synthetic TRS	$(61,882)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
GBP	1,050,000 F	—	5/18/13	(3.38%)	GBP Non-revised	(6,420)
					UK Retail Price
					Index

Goldman Sachs International
	$525,000	—	7/28/11	(0.685%)	USA Non Revised	2,473
					Consumer Price
					Index- Urban
					(CPI-U)

	525,000	—	7/29/11	(0.76%)	USA Non Revised	2,100
					Consumer Price
					Index- Urban
					(CPI-U)

	525,000	—	7/30/11	(0.73%)	USA Non Revised	2,273
					Consumer Price
					Index- Urban
					(CPI-U)

	3,702,938	—	1/12/39	5.50% (1 month	Synthetic TRS	51,187
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	6,743,482	—	1/12/39	5.50% (1 month	Synthetic TRS	93,217
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	6,924,748	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(87,448)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	295,000 F	—	8/10/12	(1.435%)	Eurostat Eurozone	977
					HICP excluding
					tobacco

Total						$34,875

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

55

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/10
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5.5%,
7/30/17	—	$(1,513)	$170,000	12/20/19 (100 bp)		$13,593

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	1,870	2,000,000	6/20/15	(100 bp)	(30,064)

JPMorgan Chase Bank, N.A.
Spain Gov’t, 5.5%,
7/30/2017	—	(105,116)	1,400,000	6/20/15	(100 bp)	(39,633)

Spain Gov’t, 5.5%,
7/30/2017	—	(109,345)	1,200,000	6/20/16	(100 bp)	(39,932)

Total						$(96,036)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

300 Fund

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $311,458,329)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	11/22/10	$3,363,060	$3,320,105	$42,955

	Brazilian Real	Buy	11/22/10	305,693	311,329	(5,636)

	British Pound	Sell	11/22/10	112,753	111,489	(1,264)

	Canadian Dollar	Sell	11/22/10	3,499,055	3,509,705	10,650

	Chilean Peso	Buy	11/22/10	717,594	726,468	(8,874)

	Czech Koruna	Sell	11/22/10	1,323,376	1,326,691	3,315

	Euro	Buy	11/22/10	103,500	102,069	1,431

	Japanese Yen	Sell	11/22/10	455,965	453,382	(2,583)

	Mexican Peso	Buy	11/22/10	1,414,932	1,413,070	1,862

	Norwegian Krone	Buy	11/22/10	91,984	92,564	(580)

	Singapore Dollar	Sell	11/22/10	1,949,312	1,930,101	(19,211)

	South Korean Won	Buy	11/22/10	667,777	674,060	(6,283)

	Swedish Krona	Sell	11/22/10	3,547,648	3,539,690	(7,958)

	Swiss Franc	Sell	11/22/10	2,899,124	2,936,387	37,263

	Taiwan Dollar	Buy	11/22/10	18,681	18,748	(67)

	Turkish Lira (New)	Buy	11/22/10	2,000,602	2,015,484	(14,882)

56

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $311,458,329) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Buy	11/22/10	$7,140,214	$7,041,853	$98,361

	Brazilian Real	Buy	11/22/10	948,555	960,047	(11,492)

	British Pound	Sell	11/22/10	3,551,570	3,485,688	(65,882)

	Canadian Dollar	Sell	11/22/10	2,974,878	2,961,088	(13,790)

	Chilean Peso	Buy	11/22/10	26,061	26,371	(310)

	Czech Koruna	Sell	11/22/10	2,006,855	2,026,911	20,056

	Euro	Sell	11/22/10	1,231,718	1,231,255	(463)

	Hungarian Forint	Buy	11/22/10	752,848	751,769	1,079

	Japanese Yen	Buy	11/22/10	29,142	28,132	1,010

	Mexican Peso	Buy	11/22/10	660,619	653,780	6,839

	New Zealand Dollar	Sell	11/22/10	1,297,449	1,284,638	(12,811)

	Norwegian Krone	Sell	11/22/10	513,546	511,336	(2,210)

	Polish Zloty	Buy	11/22/10	2,816,830	2,825,291	(8,461)

	Singapore Dollar	Sell	11/22/10	2,500,322	2,475,681	(24,641)

	South Korean Won	Buy	11/22/10	661,598	666,685	(5,087)

	Swedish Krona	Buy	11/22/10	3,694,980	3,730,970	(35,990)

	Swiss Franc	Sell	11/22/10	3,231,726	3,275,385	43,659

	Taiwan Dollar	Buy	11/22/10	52,398	52,326	72

	Turkish Lira (New)	Buy	11/22/10	1,922,712	1,934,710	(11,998)

Citibank, N.A.

	Australian Dollar	Buy	11/22/10	3,415,225	3,368,842	46,383

	Brazilian Real	Buy	11/22/10	1,420,438	1,444,220	(23,782)

	British Pound	Sell	11/22/10	3,336,154	3,301,034	(35,120)

	Canadian Dollar	Sell	11/22/10	3,090,981	3,081,642	(9,339)

	Chilean Peso	Buy	11/22/10	27,327	27,660	(333)

	Czech Koruna	Sell	11/22/10	1,469,437	1,474,868	5,431

	Euro	Buy	11/22/10	18,338	18,095	243

	Hungarian Forint	Buy	11/22/10	730,638	735,970	(5,332)

	Japanese Yen	Buy	11/22/10	11,685	11,280	405

	Mexican Peso	Buy	11/22/10	786,279	784,657	1,622

	Norwegian Krone	Buy	11/22/10	3,242,866	3,262,552	(19,686)

	Polish Zloty	Buy	11/22/10	664,903	666,270	(1,367)

	Singapore Dollar	Sell	11/22/10	2,047,095	2,027,819	(19,276)

	South African Rand	Sell	11/22/10	1,375,805	1,397,178	21,373

	South Korean Won	Buy	11/22/10	1,447,925	1,453,978	(6,053)

	Swedish Krona	Buy	11/22/10	289,875	289,389	486

	Swiss Franc	Sell	11/22/10	3,601,475	3,650,786	49,311

	Taiwan Dollar	Buy	11/22/10	51,519	51,693	(174)

	Turkish Lira (New)	Buy	11/22/10	1,918,470	1,932,876	(14,406)

Credit Suisse AG

	Australian Dollar	Sell	11/22/10	174,957	175,120	163

	British Pound	Sell	11/22/10	2,834,850	2,782,617	(52,233)

	Canadian Dollar	Sell	11/22/10	7,132,339	7,117,448	(14,891)

57

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $311,458,329) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Euro	Buy	11/22/10	$10,363,880	$10,276,319	$87,561

	Japanese Yen	Sell	11/22/10	13,071	12,667	(404)

	Norwegian Krone	Buy	11/22/10	3,001,766	3,020,326	(18,560)

	South African Rand	Sell	11/22/10	36,025	36,384	359

	Swedish Krona	Sell	11/22/10	3,327,262	3,320,836	(6,426)

	Swiss Franc	Sell	11/22/10	3,305,107	3,338,186	33,079

	Turkish Lira (New)	Buy	11/22/10	1,921,390	1,935,344	(13,954)

Deutsche Bank AG

	Australian Dollar	Buy	11/22/10	6,722,994	6,629,761	93,233

	Brazilian Real	Sell	11/22/10	288,584	289,743	1,159

	Canadian Dollar	Sell	11/22/10	6,662	6,642	(20)

	Czech Koruna	Sell	11/22/10	1,411,772	1,417,030	5,258

	Euro	Buy	11/22/10	2,344,098	2,334,548	9,550

	Hungarian Forint	Buy	11/22/10	710,645	715,776	(5,131)

	Malaysian Ringgit	Buy	11/22/10	717,333	714,939	2,394

	Mexican Peso	Buy	11/22/10	700,409	697,534	2,875

	New Zealand Dollar	Sell	11/22/10	720,341	713,332	(7,009)

	Norwegian Krone	Buy	11/22/10	50,340	50,685	(345)

	Polish Zloty	Buy	11/22/10	1,380,571	1,383,071	(2,500)

	Singapore Dollar	Sell	11/22/10	2,060,920	2,037,227	(23,693)

	South Korean Won	Buy	11/22/10	723,732	722,660	1,072

	Swedish Krona	Sell	11/22/10	3,435,045	3,428,004	(7,041)

	Swiss Franc	Sell	11/22/10	3,414,926	3,462,449	47,523

	Taiwan Dollar	Buy	11/22/10	6,766	6,734	32

	Turkish Lira (New)	Buy	11/22/10	2,720,602	2,735,091	(14,489)

Goldman Sachs International

	Australian Dollar	Buy	11/22/10	3,091,882	3,049,890	41,992

	British Pound	Sell	11/22/10	3,844	3,804	(40)

	Canadian Dollar	Sell	11/22/10	3,100,484	3,092,355	(8,129)

	Chilean Peso	Buy	11/22/10	44,133	44,746	(613)

	Euro	Sell	11/22/10	850,783	838,614	(12,169)

	Hungarian Forint	Sell	11/22/10	15,943	15,958	15

	Norwegian Krone	Sell	11/22/10	147,192	148,432	1,240

	Polish Zloty	Buy	11/22/10	2,045,439	2,048,212	(2,773)

	South African Rand	Sell	11/22/10	723,045	730,883	7,838

	Swedish Krona	Sell	11/22/10	101,921	102,959	1,038

	Swiss Franc	Sell	11/22/10	3,289,883	3,334,345	44,462

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/22/10	3,433,590	3,386,922	46,668

	British Pound	Sell	11/22/10	3,715,895	3,634,576	(81,319)

	Euro	Buy	11/22/10	7,040,353	6,938,798	101,555

	Norwegian Krone	Buy	11/22/10	3,636,875	3,659,298	(22,423)

	Singapore Dollar	Sell	11/22/10	1,990,557	1,971,844	(18,713)

58

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $311,458,329) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	South Korean Won	Buy	11/22/10	$706,085	$711,897	$(5,812)

	Swiss Franc	Sell	11/22/10	6,746,524	6,835,270	88,746

	Taiwan Dollar	Sell	11/22/10	686,058	684,229	(1,829)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/22/10	6,912,604	6,818,900	93,704

	Brazilian Real	Buy	11/22/10	998,891	1,013,089	(14,198)

	British Pound	Buy	11/22/10	254,336	251,682	2,654

	Canadian Dollar	Sell	11/22/10	3,575,869	3,593,020	17,151

	Chilean Peso	Buy	11/22/10	621,749	629,152	(7,403)

	Czech Koruna	Sell	11/22/10	637,535	640,653	3,118

	Euro	Buy	11/22/10	2,431,761	2,399,501	32,260

	Hungarian Forint	Buy	11/22/10	665,912	668,106	(2,194)

	Japanese Yen	Sell	11/22/10	31,646	31,310	(336)

	Malaysian Ringgit	Buy	11/22/10	1,161,747	1,169,365	(7,618)

	Mexican Peso	Buy	11/22/10	339,328	338,152	1,176

	New Zealand Dollar	Sell	11/22/10	1,291,218	1,278,298	(12,920)

	Norwegian Krone	Buy	11/22/10	2,985,650	3,004,624	(18,974)

	Polish Zloty	Buy	11/22/10	2,032,870	2,038,833	(5,963)

	Singapore Dollar	Sell	11/22/10	2,573,543	2,549,447	(24,096)

	South African Rand	Sell	11/22/10	31,415	31,181	(234)

	South Korean Won	Buy	11/22/10	1,378,405	1,389,003	(10,598)

	Swedish Krona	Buy	11/22/10	310,447	317,689	(7,242)

	Swiss Franc	Sell	11/22/10	2,840,257	2,878,198	37,941

	Taiwan Dollar	Buy	11/22/10	27,630	27,828	(198)

	Turkish Lira (New)	Buy	11/22/10	1,194,019	1,203,491	(9,472)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/22/10	6,815,788	6,714,020	101,768

	British Pound	Sell	11/22/10	420,262	415,912	(4,350)

	Canadian Dollar	Sell	11/22/10	2,885,327	2,876,469	(8,858)

	Czech Koruna	Sell	11/22/10	1,319,417	1,324,571	5,154

	Euro	Buy	11/22/10	5,843,922	5,843,377	545

	Hungarian Forint	Buy	11/22/10	728,223	726,590	1,633

	Japanese Yen	Sell	11/22/10	36,123	35,764	(359)

	Norwegian Krone	Buy	11/22/10	2,878,996	2,896,494	(17,498)

	Polish Zloty	Buy	11/22/10	2,735,480	2,741,105	(5,625)

	Swedish Krona	Sell	11/22/10	3,350,325	3,311,701	(38,624)

	Swiss Franc	Buy	11/22/10	157,420	156,659	761

	Turkish Lira (New)	Buy	11/22/10	1,941,211	1,956,884	(15,673)

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/22/10	6,681,380	6,590,775	90,605

	British Pound	Sell	11/22/10	24,985	24,720	(265)

	Canadian Dollar	Sell	11/22/10	2,941,565	2,932,363	(9,202)

	Euro	Buy	11/22/10	5,834,892	5,834,637	255

59

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $311,458,329) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Hungarian Forint	Buy	11/22/10	$765,784	$742,896	$22,888

	Japanese Yen	Buy	11/22/10	115,717	111,686	4,031

	Malaysian Ringgit	Buy	11/22/10	1,517,091	1,524,332	(7,241)

	Mexican Peso	Sell	11/22/10	22,390	22,109	(281)

	Norwegian Krone	Buy	11/22/10	3,579,370	3,601,562	(22,192)

	Polish Zloty	Buy	11/22/10	2,095,611	2,100,213	(4,602)

	Swedish Krona	Sell	11/22/10	3,394,796	3,387,585	(7,211)

	Swiss Franc	Sell	11/22/10	4,220,193	4,191,406	(28,787)

	Taiwan Dollar	Buy	11/22/10	28,505	28,616	(111)

UBS AG

	Australian Dollar	Buy	11/22/10	6,875,776	6,784,014	91,762

	British Pound	Sell	11/22/10	153,594	151,980	(1,614)

	Canadian Dollar	Sell	11/22/10	3,139,675	3,150,531	10,856

	Czech Koruna	Sell	11/22/10	1,264,318	1,268,704	4,386

	Euro	Buy	11/22/10	6,141,363	6,127,111	14,252

	Japanese Yen	Sell	11/22/10	3,683,518	3,679,695	(3,823)

	Mexican Peso	Sell	11/22/10	31,700	31,302	(398)

	Norwegian Krone	Sell	11/22/10	388,972	392,222	3,250

	South African Rand	Sell	11/22/10	74,895	76,369	1,474

	Swedish Krona	Buy	11/22/10	196,950	197,935	(985)

	Swiss Franc	Sell	11/22/10	3,187,981	3,230,651	42,670

Westpac Banking Corp.

	Australian Dollar	Buy	11/22/10	101,399	99,972	1,427

	British Pound	Sell	11/22/10	242,324	237,832	(4,492)

	Canadian Dollar	Buy	11/22/10	30,275	30,187	88

	Euro	Buy	11/22/10	698,242	707,653	(9,411)

	Japanese Yen	Sell	11/22/10	428,979	414,124	(14,855)

	New Zealand Dollar	Sell	11/22/10	659,704	653,025	(6,679)

	Norwegian Krone	Sell	11/22/10	263,308	269,109	5,801

	Swedish Krona	Sell	11/22/10	268,855	268,492	(363)

	Swiss Franc	Sell	11/22/10	3,298,003	3,343,881	45,878

Total						$598,304

FUTURES CONTRACTS OUTSTANDING at 10/31/10
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	68	$12,211,305	Dec-10	$6,302

Euro-Schatz 2 yr (Long)	356	53,835,466	Dec-10	(1,492)

U.K. Gilt 10 yr (Long)	148	29,245,424	Dec-10	(261,204)

U.S. Treasury Bond 20 yr (Short)	7	916,563	Dec-10	2,737

U.S. Treasury Bond 30 yr (Long)	540	72,815,625	Dec-10	(3,067,469)

U.S. Treasury Note 10 yr (Short)	988	124,765,875	Dec-10	640,607

Total				$(2,680,519)

60

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $34,880,164)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	$12,332,000	Aug-11/4.49	$1,635,593

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,332,000	Aug-11/4.49	44,888

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	1,252,889

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	36,091

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	848,565

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	20,471

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.7	515,246

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.7	8,223

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.5475	1,185,315

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,483,500	Jul-11/4.5475	22,566

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	2,331,435

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	47,338

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	15,321,700	Aug-15/4.375	1,811,638

61

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $34,880,164) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	$15,321,700	Aug-15/4.375	$1,801,066

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.8	5,571,386

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.	38,426,000	Jan-12/4.8	236,320

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	15,321,700	Aug-15/4.46	1,915,672

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	15,321,700	Aug-15/4.46	1,701,475

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	3,192,970

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	157,931

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
3.565% versus the three month USD-LIBOR-BBA
maturing January 25, 2041.	8,594,500	Jan-11/3.565	244,599

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 3.565% versus the three month USD-LIBOR-BBA
maturing January 25, 2041.	8,594,500	Jan-11/3.565	453,016

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	86,207,400	Sep-15/4.04	4,445,716

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	86,207,400	Sep-15/4.04	6,671,591

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	93,556

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	26,596

62

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $34,880,164) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	$5,042,460	Feb-15/5.27	$567,025

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,042,460	Feb-15/5.27	148,720

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	5,758,100	Apr-12/4.8675	825,999

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	5,758,100	Apr-12/4.8675	48,080

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	22,181,100	Mar-11/4.7375	4,214

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.665% versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	22,181,100	Mar-11/4.665	4,658

Total			$37,870,848

TBA SALE COMMITMENTS OUTSTANDING at 10/31/10 (proceeds receivable $26,918,125)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, October 1, 2040	$26,000,000	10/13/10	$26,830,781

Total			$26,830,781

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	4,110,000	$—	9/17/15	6 month AUD-
				BBR-BBSW	5.38%	$(16,387)

AUD	1,760,000	—	9/17/20	5.5725%	6 month AUD-
					BBR-BBSW	12,143

AUD	1,800,000	—	9/22/20	5.685%	6 month AUD-
					BBR-BBSW	(1,066)

AUD	4,160,000	—	9/22/15	6 month AUD-
				BBR-BBSW	5.56%	11,520

CAD	3,390,000	—	9/21/20	3.1025%	3 month CAD-
					BA-CDOR	(54,480)

AUD	5,930,000	—	9/29/15	6 month AUD-
				BBR-BBSW	5.5275%	6,898

AUD	2,930,000	—	9/29/20	5.63%	6 month AUD-
					BBR-BBSW	10,929

63

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
EUR	3,380,000 E	—	10/29/40	2.435%	6 month EUR-
					EURIBOR-
					REUTERS	$(23,249)

	$166,596,000	$(31,940)	6/4/12	1.24%	3 month USD-
					LIBOR-BBA	(2,928,375)

GBP	11,400,000	—	6/15/12	6 month GBP-
				LIBOR-BBA	1.5225%	129,799

GBP	6,680,000	—	6/15/15	2.59%	6 month GBP-
					LIBOR-BBA	(342,235)

Barclays Bank PLC
AUD	1,820,000 E	—	2/4/20	6 month AUD-
				BBR-BBSW	6.8%	53,161

AUD	2,450,000	—	10/1/15	6 month AUD-
				BBR-BBSW	5.43%	(6,490)

	$13,752,300 E	—	3/9/21	4.2375%	3 month USD-
					LIBOR-BBA	(1,716,975)

	10,888,000	(249,063)	9/21/20	3 month USD-
				LIBOR-BBA	3.95%	1,040,151

	18,404,300	483,113	9/28/20	4.02%	3 month USD-
					LIBOR-BBA	(1,797,763)

AUD	1,830,000	—	5/24/15	5.505%	6 month AUD-
					BBR-BBSW	(8,621)

AUD	6,760,000	—	7/27/15	5.435%	6 month AUD-
					BBR-BBSW	9,449

	$44,520,500	62,708	10/22/15	1.35%	3 month USD-
					LIBOR-BBA	199,948

	31,664,100	352,849	10/28/30	3 month USD-
				LIBOR-BBA	3.38%	(61,329)

	11,815,500	(8,773)	10/28/12	0.52%	3 month USD-
					LIBOR-BBA	(13,987)

GBP	4,380,000	—	8/24/20	2.9525%	6 month GBP-
					LIBOR-BBA	91,175

GBP	4,380,000	—	8/25/20	2.898%	6 month GBP-
					LIBOR-BBA	125,660

AUD	4,500,000	—	8/26/15	6 month AUD-
				BBR-BBSW	5.025%	(83,649)

	$940,000	—	8/27/40	3 month USD-
				LIBOR-BBA	3.21625%	(71,655)

	30,135,100	(727,763)	10/20/20	3 month USD-
				LIBOR-BBA	4.065%	3,054,666

	21,409,800	—	10/29/20	3 month USD-
				LIBOR-BBA	2.76%	138,293

Citibank, N.A.
GBP	42,520,000	—	7/1/12	6 month GBP-
				LIBOR-BBA	1.43%	342,608

GBP	34,020,000	—	7/1/15	2.45%	6 month GBP-
					LIBOR-BBA	(1,323,960)

64

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
GBP	10,100,000	$—	7/1/20	6 month GBP-
				LIBOR-BBA	3.3675%	$463,582

	$172,882,900	84,721	7/9/12	0.96%	3 month USD-
					LIBOR-BBA	(1,890,652)

	16,308,800	—	8/9/20	3 month USD-
				LIBOR-BBA	2.89875%	441,431

	95,502,300	—	9/24/12	3 month USD-
				LIBOR-BBA	0.6175%	273,060

	58,350,300	—	9/24/20	2.5875%	3 month USD-
					LIBOR-BBA	332,952

Credit Suisse International
CHF	6,270,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	(57,858)

	$33,200,000	—	9/27/12	0.6125%	3 month USD-
					LIBOR-BBA	(90,209)

	2,500,000	—	9/27/20	3 month USD-
				LIBOR-BBA	2.53875%	(26,234)

	27,920,000	—	10/5/20	3 month USD-
				LIBOR-BBA	2.61125%	(130,723)

	67,439,400	—	10/7/40	3.377%	3 month USD-
					LIBOR-BBA	3,327,464

CHF	19,760,000	—	5/19/12	0.61583%	6 month CHF-
					LIBOR-BBA	(97,640)

CHF	19,760,000	—	5/20/12	0.62833%	6 month CHF-
					LIBOR-BBA	(102,301)

CHF	19,760,000	—	5/25/12	0.5825%	6 month CHF-
					LIBOR-BBA	(84,872)

GBP	8,110,000	—	7/9/15	2.425%	6 month GBP-
					LIBOR-BBA	(293,978)

GBP	4,490,000	—	7/9/20	6 month GBP-
				LIBOR-BBA	3.3725%	204,043

Deutsche Bank AG
	$160,196,200	(100,795)	7/27/12	0.78%	3 month USD-
					LIBOR-BBA	(1,319,344)

	278,565,000	652,565	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	9,933,406

	173,188,100	—	5/5/12	1.194%	3 month USD-
					LIBOR-BBA	(2,844,573)

	217,289,800	24,806	5/6/12	1.25%	3 month USD-
					LIBOR-BBA	(3,786,800)

	132,317,000	341,043	5/6/15	2.68%	3 month USD-
					LIBOR-BBA	(9,642,667)

Goldman Sachs International
AUD	877,500 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.6925%	22,418

AUD	2,950,000 E	—	2/23/20	6 month AUD-
				BBR-BBSW	6.7%	76,116

65

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$36,018,600	$—	7/20/40	3.7275%	3 month USD-
					LIBOR-BBA	$(915,281)

	118,916,800	(13,238)	10/1/12	0.59%	3 month USD-
					LIBOR-BBA	(277,465)

GBP	$4,720,000	—	10/5/20	3.0575%	6 month GBP-
					LIBOR-BBA	56,957

EUR	3,380,000 E	—	10/28/40	2.39%	6 month EUR-
					EURIBOR-
					REUTERS	(13,151)

	$123,796,300	132,282	5/12/15	2.52%	3 month USD-
					LIBOR-BBA	(8,188,678)

CHF	21,470,000	—	6/1/12	0.555%	6 month CHF-
					LIBOR-BBA	(84,738)

	$19,620,900	—	8/12/15	3 month USD-
				LIBOR-BBA	1.665%	345,302

	6,250,500	—	8/12/40	3.68%	3 month USD-
					LIBOR-BBA	(81,885)

AUD	4,130,000	—	9/20/15	6 month AUD-
				BBR-BBSW	5.39%	(15,126)

AUD	1,770,000	—	9/20/20	5.5775%	6 month AUD-
					BBR-BBSW	11,708

AUD	1,690,000 E	—	2/5/20	6 month AUD-
				BBR-BBSW	6.71%	44,284

JPMorgan Chase Bank, N.A.
AUD	1,830,000	—	3/1/15	5.6%	6 month AUD-
					BBR-BBSW	(14,265)

AUD	1,372,500	—	3/2/15	5.6515%	6 month AUD-
					BBR-BBSW	(12,963)

	$13,752,300 E	—	3/8/21	4.165%	3 month USD-
					LIBOR-BBA	(1,629,235)

	14,565,500	(340,833)	9/20/20	3 month USD-
				LIBOR-BBA	3.995%	1,444,168

	9,710,300	(226,250)	9/20/20	3 month USD-
				LIBOR-BBA	3.965%	937,294

	15,604,700	713,135	10/14/20	4.02%	3 month USD-
					LIBOR-BBA	(1,192,414)

	36,018,600	—	7/20/40	3.7225%	3 month USD-
					LIBOR-BBA	(880,919)

AUD	520,000	—	6/26/19	6 month AUD-
				BBR-BBSW	6.05%	15,165

JPY	979,460,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(136,106)

AUD	1,372,500	—	6/11/15	5.545%	6 month AUD-
					BBR-BBSW	(6,724)

MXN	63,220,000	—	8/19/20	1 month MXN-
				TIIE-BANXICO	6.615%	82,102

AUD	5,020,000	—	9/3/15	5.075%	6 month AUD-
					BBR-BBSW	81,066

66

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$8,067,900	$—	9/7/14	3 month USD-
				LIBOR-BBA	1.3375%	$113,668

	21,193,700	—	10/25/40	3.5275%	3 month USD-
					LIBOR-BBA	477,455

	40,400,000	—	10/28/20	3 month USD-
				LIBOR-BBA	2.72175%	119,372

JPY	976,750,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	74,402

CAD	3,390,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	(55,220)

	$69,154,600	—	10/5/12	0.62125%	3 month USD-
					LIBOR-BBA	(173,942)

JPY	36,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	4,445

JPY	49,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(944)

	$17,218,800	64,704	7/16/40	3.88%	3 month USD-
					LIBOR-BBA	(881,025)

	55,778,100	(1,974,544)	10/20/40	3 month USD-
				LIBOR-BBA	3.7575%	(780,237)

	35,792,000	—	7/20/12	0.84%	3 month USD-
					LIBOR-BBA	(317,844)

Total						$(20,367,974)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$3,981,495	$—	1/12/39	5.50% (1 month	Synthetic TRS	$55,038
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	27,194,099	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(343,415)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	6,580,625	—	1/12/39	5.50% (1 month	Synthetic TRS	90,967
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	4,938,956	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(62,371)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

67

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$12,980,299	$—	1/12/39	5.50% (1 month	Synthetic TRS	$179,433
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	13,277,033	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(167,666)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	8,542,663	—	1/12/38	6.50% (1 month	Synthetic TRS	107,879
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	7,442,615	—	1/12/39	5.50% (1 month	Synthetic TRS	102,883
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	7,604,948	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(96,038)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	9,664,488	—	1/12/39	5.50% (1 month	Synthetic TRS	133,597
				SD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	9,886,170	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(124,846)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	25,100,571	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(316,978)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	24,342,447	—	1/12/39	5.50% (1 month	Synthetic TRS	336,497
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	24,342,447	—	1/12/39	5.50% (1 month	Synthetic TRS	336,497
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	25,100,571	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(316,978)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
GBP	5,330,000 F	—	5/18/13	(3.38%)	GBP Non-revised	(32,588)
					UK Retail Price
					Index

68

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
	$2,665,000	$—	7/28/11	(0.685%)	USA Non Revised	$12,552
					Consumer Price
					Index- Urban
					(CPI-U)

	2,665,000	—	7/29/11	(0.76%)	USA Non Revised	10,660
					Consumer Price
					Index- Urban
					(CPI-U)

	2,665,000	—	7/30/11	(0.73%)	USA Non Revised	11,539
					Consumer Price
					Index- Urban
					(CPI-U)

	14,496,458	—	1/12/39	5.50% (1 month	Synthetic TRS	200,391
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	27,748,185	—	1/12/39	5.50% (1 month	Synthetic TRS	383,573
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	28,494,062	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(359,832)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	1,090,000 F	—	8/10/12	(1.435%)	Eurostat Eurozone	3,609
					HICP excluding
					tobacco

Total						$144,403

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

69

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/10
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5.5%,
7/30/17	—	$(5,786)	$650,000	12/20/19 (100 bp)		$51,975

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	(152,422)

JPMorgan Chase Bank, N.A.
Spain Gov’t, 5.5%,
7/30/2017	—	(533,086)	7,100,000	6/20/15	(100 bp)	(200,995)

Spain Gov’t, 5.5%,
7/30/2017	—	(546,723)	6,000,000	6/20/16	(100 bp)	(199,663)

Total						$(501,105)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

100 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$21,730,854	$—

Corporate bonds and notes	—	30,402,974	—

Foreign government bonds and notes	—	1,447,382	—

Mortgage-backed securities	—	113,326,840	247,618

Purchased options outstanding	—	2,861,457	—

U.S. Government Agency Obligations	—	3,617,535	—

U.S. Government and Agency Mortgage Obligations	—	26,955,156	—

U.S. Treasury Obligations	—	1,926,872	—

Short-term investments	26,746,108	128,655,115	—

Totals by level	$26,746,108	$330,924,185	$247,618

70

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$14	$—

Futures contracts	(556,569)	—	—

Written options	—	(8,914,008)	—

Interest rate swap contracts	—	(4,178,805)	—

Total return swap contracts	—	34,875	—

Credit default contracts	—	118,068	—

Totals by level	$(556,569)	$(12,939,856)	$—

At the close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

300 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$116,422,362	$—

Corporate bonds and notes	—	198,029,756	—

Foreign government bonds and notes	—	10,988,294	—

Mortgage-backed securities	—	506,975,445	4,177,762

Purchased options outstanding	—	11,729,533	—

U.S. Government Agency Obligations	—	7,165,018	—

U.S. Government and Agency Mortgage Obligations	—	128,614,062	—

U.S. Treasury Obligations	—	4,146,818	—

Short-term investments	52,782,436	112,781,734	—

Totals by level	$52,782,436	$1,096,853,022	$4,177,762

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$598,304	$—

Futures contracts	(2,680,519)	—	—

Written options	—	(37,870,848)	—

TBA sale commitments	—	(26,830,781)	—

Interest rate swap contracts	—	(19,606,701)	—

Total return swap contracts	—	144,403	—

Credit default contracts	—	575,010	—

Totals by level	$(2,680,519)	$(82,990,613)	$—

At the close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

71

Statement of assets and liabilities 10/31/10

Putnam Absolute Return 100 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $326,298,446)	$331,171,803
Affiliated issuers (identified cost $26,746,108) (Note 7)	26,746,108

Cash	96,643

Interest and other receivables	1,412,308

Receivable for shares of the fund sold	1,349,279

Receivable for investments sold	437,286

Unrealized appreciation on swap contracts (Note 1)	7,046,308

Receivable for variation margin (Note 1)	115,545

Unrealized appreciation on forward currency contracts (Note 1)	3,779

Premium paid on swap contracts (Note 1)	1,334,451

Total assets	369,713,510

LIABILITIES

Payable for investments purchased	1,466,663

Payable for purchases of delayed delivery securities (Note 1)	26,934,500

Payable for shares of the fund repurchased	1,162,305

Payable for compensation of Manager (Note 2)	135,936

Payable for investor servicing fees (Note 2)	36,032

Payable for custodian fees (Note 2)	22,171

Payable for Trustee compensation and expenses (Note 2)	4,923

Payable for administrative services (Note 2)	1,282

Payable for distribution fees (Note 2)	96,123

Unrealized depreciation on forward currency contracts (Note 1)	3,765

Written options outstanding, at value (premiums received $8,269,000) (Notes 1 and 3)	8,914,008

Premium received on swap contracts (Note 1)	807,496

Unrealized depreciation on swap contracts (Note 1)	11,599,125

Collateral on certain derivative contracts, at value (Note 1)	1,926,872

Other accrued expenses	111,797

Total liabilities	53,222,998

Net assets	$316,490,512

(Continued on next page)

72

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$312,212,347

Undistributed net investment income (Note 1)	2,110,111

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	3,051,744

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(883,690)

Total — Representing net assets applicable to capital shares outstanding	$316,490,512

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($169,379,669 divided by 16,222,170 shares)	$10.44

Offering price per class A share (100/99.00 of $10.44)*	$10.55

Net asset value and offering price per class B share ($3,070,146 divided by 295,597 shares)**	$10.39

Net asset value and offering price per class C share ($68,077,526 divided by 6,591,711 shares)**	$10.33

Net asset value and redemption price per class M share ($2,691,489 divided by 258,239 shares)	$10.42

Offering price per class M share (100/99.25 of $10.42)*	$10.50

Net asset value, offering price and redemption price per class R share
($301,568 divided by 29,022 shares)	$10.39

Net asset value, offering price and redemption price per class Y share
($72,970,114 divided by 6,961,329 shares)	$10.48

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

73

Statement of operations Year ended 10/31/10

Putnam Absolute Return 100 Fund

INVESTMENT INCOME

Interest (including interest income of $63,389 from investments in affiliated issuers) (Note 7)	$7,394,376

Total investment income	7,394,376

EXPENSES

Compensation of Manager (Note 2)	1,283,467

Investor servicing fees (Note 2)	366,609

Custodian fees (Note 2)	39,277

Trustee compensation and expenses (Note 2)	19,632

Administrative services (Note 2)	11,927

Distribution fees — Class A (Note 2)	301,288

Distribution fees — Class B (Note 2)	15,181

Distribution fees — Class C (Note 2)	517,263

Distribution fees — Class M (Note 2)	5,850

Distribution fees — Class R (Note 2)	824

Amortization of offering costs (Note 1)	17,942

Other	170,398

Total expenses	2,749,658

Expense reduction (Note 2)	(1,380)

Net expenses	2,748,278

Net investment income	4,646,098

Net realized gain on investments (Notes 1 and 3)	1,737,785

Net realized loss on swap contracts (Note 1)	(5,363,541)

Net realized gain on futures contracts (Note 1)	3,489,006

Net realized loss on foreign currency transactions (Note 1)	(7,913)

Net realized gain on written options (Notes 1 and 3)	511,062

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(2,277)

Net unrealized depreciation of investments, futures contracts,
swap contracts, and written options during the year	(1,892,159)

Net loss on investments	(1,528,037)

Net increase in net assets resulting from operations	$3,118,061

The accompanying notes are an integral part of these financial statements.

74

Statement of changes in net assets

Putnam Absolute Return 100 Fund

INCREASE IN NET ASSETS		For the period
		12/23/08
		(commencement of
	Year ended	operations) to
	10/31/10	10/31/09

Operations:
Net investment income	$4,646,098	$653,303

Net realized gain on investments and foreign currency transactions	366,399	24,232

Net unrealized appreciation (depreciation) of investments and assets
and liabilities in foreign currencies	(1,894,436)	1,010,746

Net increase in net assets resulting from operations	3,118,061	1,688,281

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(218,894)	(990)

Class B	—	(1)

Class C	(25,277)	(1)

Class M	(3,043)	(2)

Class R	(245)	(2)

Class Y	(263,834)	(2)

From net realized long-term gain on investments
Class A	(6,638)	—

Class B	(198)	—

Class C	(2,808)	—

Class M	(98)	—

Class R	(8)	—

Class Y	(6,136)	—

Redemption fees (Note 1)	3,600	1,162

Increase from capital share transactions (Note 4)	179,115,781	128,091,804

Total increase in net assets	181,710,263	129,780,249

NET ASSETS

Beginning of year (Note 6)	134,780,249	5,000,000

End of year (including undistributed net investment income
of $2,110,111 and $675,389, respectively)	$316,490,512	$134,780,249

The accompanying notes are an integral part of these financial statements.

75

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees [e]	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2010	$10.32	.20	(.05)	.15	(.03)	— [e]	(.03)	—	$10.44	1.50	$169,380	1.01	1.92	198.63
October 31, 2009 †	10.00	.16	.16	.32	— [e]	—	— [e]	—	10.32	3.22*	57,719	1.03*[d]	1.51*[d]	43.53*

Class B
October 31, 2010	$10.27	.16	(.04)	.12	—	— [e]	— [e]	—	$10.39	1.18	$3,070	1.35	1.58	198.63
October 31, 2009 †	10.00	.11	.16	.27	— [e]	—	— [e]	—	10.27	2.71*	1,931	1.54*[d]	1.03*[d]	43.53*

Class C
October 31, 2010	$10.26	.12	(.04)	.08	(.01)	— [e]	(.01)	—	$10.33	.78	$68,078	1.76	1.17	198.63
October 31, 2009 †	10.00	.11	.15	.26	— [e]	—	— [e]	—	10.26	2.61*	20,426	1.67*[d]	1.04*[d]	43.53*

Class M
October 31, 2010	$10.31	.19	(.05)	.14	(.03)	— [e]	(.03)	—	$10.42	1.38	$2,691	1.08	1.87	198.63
October 31, 2009 †	10.00	.15	.16	.31	— [e]	—	— [e]	—	10.31	3.12*	850	1.16*[d]	1.47*[d]	43.53*

Class R
October 31, 2010	$10.30	.18	(.06)	.12	(.03)	— [e]	(.03)	—	$10.39	1.20	$302	1.26	1.71	198.63
October 31, 2009 †	10.00	.11	.19	.30	— [e]	—	— [e]	—	10.30	3.02*	14	1.24*[d]	1.10*[d]	43.53*

Class Y
October 31, 2010	$10.34	.23	(.05)	.18	(.04)	— [e]	(.04)	—	$10.48	1.78	$72,970.76		2.17	198.63
October 31, 2009 †	10.00	.20	.14	.34	— [e]	—	— [e]	—	10.34	3.42*	53,840	.81*[d]	1.87*[d]	43.53*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.44% based on average net assets for the period ended October 31, 2009 (Note 2).

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

76	77

Statement of assets and liabilities 10/31/10

Putnam Absolute Return 300 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,079,831,676)	$1,101,030,784
Affiliated issuers (identified cost $52,782,436) (Note 7)	52,782,436

Cash	3,081,191

Interest and other receivables	8,128,828

Receivable for shares of the fund sold	29,776,568

Receivable for investments sold	2,886,127

Receivable for sales of delayed delivery securities (Note 1)	26,952,792

Unrealized appreciation on swap contracts (Note 1)	26,125,350

Receivable for variation margin (Note 1)	372,412

Unrealized appreciation on forward currency contracts (Note 1)	1,649,106

Premium paid on swap contracts (Note 1)	4,758,794

Total assets	1,257,544,388

LIABILITIES

Payable for investments purchased	9,339,267

Payable for purchases of delayed delivery securities (Note 1)	128,322,042

Payable for shares of the fund repurchased	3,122,031

Payable for compensation of Manager (Note 2)	506,591

Payable for investor servicing fees (Note 2)	107,750

Payable for custodian fees (Note 2)	33,737

Payable for Trustee compensation and expenses (Note 2)	35

Payable for administrative services (Note 2)	3,558

Payable for distribution fees (Note 2)	293,733

Unrealized depreciation on forward currency contracts (Note 1)	1,050,802

Written options outstanding, at value (premiums received $34,880,164) (Notes 1 and 3)	37,870,848

Premium received on swap contracts (Note 1)	2,921,406

Unrealized depreciation on swap contracts (Note 1)	46,850,026

TBA sale commitments, at value (proceeds receivable $26,918,125) (Note 1)	26,830,781

Collateral on certain derivative contracts, at value (Note 1)	4,146,818

Other accrued expenses	189,671

Total liabilities	261,589,096

Net assets	$995,955,292

(Continued on next page)

78

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$972,648,487

Undistributed net investment income (Note 1)	21,780,077

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	6,048,188

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(4,521,460)

Total — Representing net assets applicable to capital shares outstanding	$995,955,292

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($498,715,249 divided by 45,649,203 shares)	$10.92

Offering price per class A share (100/99.00 of $10.92)*	$11.03

Net asset value and offering price per class B share ($14,956,664 divided by 1,377,598 shares)**	$10.86

Net asset value and offering price per class C share ($220,223,147 divided by 20,396,346 shares)**	$10.80

Net asset value and redemption price per class M share ($13,405,355 divided by 1,230,301 shares)	$10.90

Offering price per class M share (100/99.25 of $10.90)*	$10.98

Net asset value, offering price and redemption price per class R share
($553,355 divided by 50,799 shares)	$10.89

Net asset value, offering price and redemption price per class Y share
($248,101,522 divided by 22,635,742 shares)	$10.96

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

79

Statement of operations Year ended 10/31/10

Putnam Absolute Return 300 Fund

INVESTMENT INCOME

Interest (including interest income of $107,047 from investments in affiliated issuers) (Note 7)	$33,500,954

Total investment income	33,500,954

EXPENSES

Compensation of Manager (Note 2)	3,974,613

Investor servicing fees (Note 2)	909,431

Custodian fees (Note 2)	54,956

Trustee compensation and expenses (Note 2)	38,693

Administrative services (Note 2)	28,901

Distribution fees — Class A (Note 2)	728,126

Distribution fees — Class B (Note 2)	67,352

Distribution fees — Class C (Note 2)	1,538,612

Distribution fees — Class M (Note 2)	21,959

Distribution fees — Class R (Note 2)	1,661

Amortization of offering costs (Note 1)	17,942

Other	324,393

Total expenses	7,706,639

Expense reduction (Note 2)	(4,508)

Net expenses	7,702,131

Net investment income	25,798,823

Net realized gain on investments (Notes 1 and 3)	8,639,281

Net realized loss on swap contracts (Note 1)	(12,664,992)

Net realized gain on futures contracts (Note 1)	594,540

Net realized gain on foreign currency transactions (Note 1)	4,491,742

Net realized gain on written options (Notes 1 and 3)	1,569,679

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	589,690

Net unrealized depreciation of investments, futures contracts,
swap contracts, written options, and TBA sale commitments during the year	(9,991,376)

Net loss on investments	(6,771,436)

Net increase in net assets resulting from operations	$19,027,387

The accompanying notes are an integral part of these financial statements.

80

Statement of changes in net assets

Putnam Absolute Return 300 Fund

INCREASE IN NET ASSETS		For the period
		12/23/08
		(commencement of
	Year ended	operations) to
	10/31/10	10/31/09

Operations:
Net investment income	$25,798,823	$2,760,851

Net realized gain (loss) on investments and foreign currency transactions	2,630,250	(285,462)

Net unrealized appreciation (depreciation) of investments and assets
and liabilities in foreign currencies	(9,401,686)	4,880,226

Net increase in net assets resulting from operations	19,027,387	7,355,615

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,325,251)	(990)

Class B	(55,453)	(1)

Class C	(623,791)	(1)

Class M	(29,907)	(2)

Class R	(695)	(2)

Class Y	(1,041,683)	(2)

Redemption fees (Note 1)	6,114	3,546

Increase from capital share transactions (Note 4)	731,345,121	236,295,287

Total increase in net assets	747,301,842	243,653,450

NET ASSETS

Beginning of year (Note 6)	248,653,450	5,000,000

End of year (including undistributed net investment income
of $21,780,077 and $2,839,796, respectively)	$995,955,292	$248,653,450

The accompanying notes are an integral part of these financial statements.

81

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees [e]	of period	value (%) [b]	(in thousands)	(%) [c]	(%)	(%)

Class A
October 31, 2010	$10.65	.45	(.08)	.37	(.10)	(.10)	—	$10.92	3.53	$498,715	1.09	4.18	219.05
October 31, 2009 †	10.00	.32	.33	.65	— [e]	— [e]	—	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39.12*

Class B
October 31, 2010	$10.60	.41	(.08)	.33	(.07)	(.07)	—	$10.86	3.17	$14,957	1.41	3.81	219.05
October 31, 2009 †	10.00	.26	.34	.60	— [e]	— [e]	—	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39.12*

Class C
October 31, 2010	$10.59	.37	(.08)	.29	(.08)	(.08)	—	$10.80	2.76	$220,223	1.84	3.40	219.05
October 31, 2009 †	10.00	.28	.31	.59	— [e]	— [e]	—	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39.12*

Class M
October 31, 2010	$10.63	.45	(.08)	.37	(.10)	(.10)	—	$10.90	3.51	$13,405	1.16	4.12	219.05
October 31, 2009 †	10.00	.29	.34	.63	— [e]	— [e]	—	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39.12*

Class R
October 31, 2010	$10.62	.43	(.08)	.35	(.08)	(.08)	—	$10.89	3.28	$553	1.34	3.95	219.05
October 31, 2009 †	10.00	.30	.32	.62	— [e]	— [e]	—	10.62	6.22*	88	1.33*[d]	2.87*[d]	39.12*

Class Y
October 31, 2010	$10.67	.48	(.08)	.40	(.11)	(.11)	—	$10.96	3.81	$248,102.84		4.41	219.05
October 31, 2009 †	10.00	.39	.28	.67	— [e]	— [e]	—	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39.12*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.15% based on average net assets for the period ended October 31, 2009 (Note 2).

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 10/31/10

Note 1: Significant accounting policies

Putnam Absolute Return 100 and 300 Funds (the funds) are each a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a targeted amount, the rate of inflation, as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to sell or buy.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

Prior to April 5, 2010, the maximum front-end sales charge for class A and class M shares was 3.25% and 2.00%, respectively. Prior to April 5, 2010, class B shares were subject to a contingent deferred sales charge if those shares were redeemed within four years of purchase.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of the financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2009 through October 31, 2010.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine

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valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of each fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures contracts Each fund uses futures contracts to gain exposure to interest rates. The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to each fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures,

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guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average contract amounts of approximately 300 and 1,000 (for 100 Fund and 300 Fund, respectively) on futures contracts for the reporting period.

F) Options contracts Each fund uses options contracts to hedge duration, convexity and prepayment risk and hedge against changes in values of securities it owns, owned or expects to own. The potential risk to each fund is that the change in values of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average contract amounts of approximately $74,200,000 and $255,300,000 (for 100 Fund and 300 Fund, respectively) on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period.

G) Forward currency contracts Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average contract amounts of approximately $400,000 and $138,000,000 (for 100 Fund and 300 Fund, respectively) on forward currency contracts for the reporting period.

H) Total return swap contracts Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $27,000,000 and $116,900,000 (for 100 Fund and 300 Fund, respectively) on total return swap contracts for the reporting period.

I) Interest rate swap contracts Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and hedge

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prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $442,300,000 and $1,852,900,000 (for 100 Fund and 300 Fund, respectively) on interest rate swap contracts for the reporting period.

J) Credit default contracts Each fund enters into credit default contracts to hedge credit risk and gain exposure on individual names and baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $2,400,000 and $11,700,000 (for 100 Fund and 300 Fund, respectively) on credit default swap contracts for the reporting period.

K) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which cannot be sold or repledged totaled $636,381 and $3,192,909 (for 100 Fund and 300 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

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At the close of the reporting period, the funds had net liability positions of $10,872,478 and $47,493,304 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $12,259,687 and $49,614,574 (for 100 Fund and 300 Fund, respectively).

L) TBA purchase commitments Each fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending Effective July 2010, each fund, along with other Putnam funds, may participate in an inter-fund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

P) Line of credit Effective July 2010, each fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the funds had no borrowings against these arrangements.

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Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior period remains subject to examination by the Internal Revenue Service.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of unrealized gains and losses on certain futures contracts, income on swap contracts, interest only securities, and for 300 Fund only, foreign currency gains and losses. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, reclassifications were as follows:

Undistributed net investment income

100 Fund	$(2,700,083)

300 Fund	(3,781,762)

Accumulated net realized gain

100 Fund	$2,700,083

300 Fund	3,783,341

Paid-in capital

100 Fund	$—

300 Fund	(1,579)

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

100 Fund:

Unrealized appreciation	$6,302,956
Unrealized depreciation	(1,593,293)

Net unrealized appreciation	4,709,663
Undistributed ordinary income	875,080
Undistributed long-term gain	2,497,858
Undistributed short-term gain	157,983
Cost for federal income tax purposes	$353,208,248

300 Fund:

Unrealized appreciation	$29,664,058
Unrealized depreciation	(9,356,109)

Net unrealized appreciation	20,307,949
Undistributed ordinary income	16,587,760
Undistributed long-term gain	2,227,276
Undistributed short-term gain	2,052,680
Cost for federal income tax purposes	$1,133,505,271

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S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Offering costs The offering costs of $125,939 and $125,939 (for 100 Fund and 300 Fund, respectively) have been fully amortized on a straight-line basis over a twelve-month period as of December 23, 2009. As of the close of the reporting period, the funds have reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Effective February 1, 2010, each fund pays Putnam Management a management fee (base fee) (based on each fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

100 Fund: 0.630% of the first $5 billion, 0.580% of the next $5 billion, 0.530% of the next $10 billion, 0.480% of the next $10 billion, 0.430% of the next $50 billion, 0.410% of the next $50 billion, 0.400% of the next $100 billion and 0.395% of any excess thereafter.

300 Fund: 0.730% of the first $5 billion, 0.680% of the next $5 billion, 0.630% of the next $10 billion, 0.580% of the next $10 billion, 0.530% of the next $50 billion, 0.510% of the next $50 billion, 0.500% of the next $100 billion and 0.495% of any excess thereafter.

Prior to February 1, 2010, each fund paid Putnam Management for management and investment advisory services monthly based on the average net assets of each fund. Such fee was based on the following annual rates:

100 Fund: 0.55% of the first $500 million of average net assets, 0.45% of the next $500 million, 0.40% of the next $500 million, 0.35% of the next $5 billion, 0.325% of the next $5 billion, 0.305% of the next $5 billion, 0.29% of the next $5 billion and 0.28% of any excess thereafter.

300 Fund: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess thereafter.

Commencing with each fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee will be increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease will be calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% and 3.00% (for 100 Fund and 300 Fund, respectively), over the performance period. The maximum annualized performance adjustment rate is +/– 0.04% and +/– 0.12% (for 100 Fund and 300 Fund, respectively). The performance period will be the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment will be determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For the reporting period ended, the base fee represented an effective rate of 0.49% and 0.59% (for 100 Fund and 300 Fund, respectively) of each fund’s average net assets before an increase of $37,913 and $215,695 (for 100 Fund and 300 Fund, respectively) (0.02% and 0.03%, of each fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse each fund’s expenses to the extent necessary to limit the cumulative expenses of each fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under each fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of each fund’s average net assets over such fiscal year-to-date period. During the reporting period, funds’ expenses were not reduced as a result of this limit.

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Effective November 1, 2010, Putnam Management has also agreed to limit the funds’ total expenses through February 28, 2012, to the extent that the total expenses of each fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.40% (for 100 Fund) and 0.60% (for 300 Fund) of each fund’s average net assets. During the reporting period, the funds’ expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average assets of the portion of each fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets for which PAC is engaged as sub-adviser.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets are provided by State Street. Custody fees are based on the funds’ asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund. Putnam Investor Services, Inc. received fees for investor servicing based on each fund’s retail asset level, the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. Investor servicing fees will not exceed an annual rate of 0.375% of each fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Each fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the funds’ expenses were reduced by $1,380 and $4,508 (for 100 Fund and 300 Fund, respectively) under the expense offset arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $222 and $662 (for 100 Fund and 300 Fund, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. Prior to April 5, 2010, the annual rates were 0.85% and 0.40% of the average net assets attributable to class B and class M shares, respectively.

91

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	net commissions	net commissions

100 Fund	$23,163	$1,332

300 Fund	99,161	6,459

	Class B contingent	Class C contingent
	deferred sales charges	deferred sales charges

100 Fund	$2,607	$19,792

300 Fund	7,766	63,244

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A deferred	Class M deferred
	sales charges	sales charges

100 Fund	$30,984	$—

300 Fund	14,519	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated as follows:

U.S. GOVERNMENT SECURITIES	Purchases	Sales

100 Fund	$995,938	$995,313

300 Fund	3,983,750	3,981,250

OTHER SECURITIES	Purchases	Sales

100 Fund	$328,770,825	$184,235,055

300 Fund	1,699,375,533	946,269,394

Written option transactions during the reporting period are summarized as follows:

100 Fund		Contract amounts	Premiums received

Written options outstanding at the
beginning of the reporting period	USD	44,956,400	$2,793,974

Options opened	USD	130,056,560	6,658,536
	JPY	9,000,000	5,560
	EUR	8,080,000	28,030

Options exercised	USD	(10,891,600)	(322,834)

Options expired	USD	(10,891,600)	(322,834)

Options closed	USD	(14,110,800)	(537,842)
	JPY	(9,000,000)	(5,560)
	EUR	(8,080,000)	(28,030)

Written options outstanding at the
end of the reporting period	USD	139,118,960	$8,269,000

92

300 Fund		Contract amounts	Premiums received

Written options outstanding at the
beginning of the reporting period	USD	145,026,400	$8,686,385

Options opened	USD	534,419,600	30,545,658
	JPY	38,000,000	23,475
	EUR	36,680,000	127,244

Options exercised	USD	(34,009,000)	(1,196,248)

Options expired	USD	(34,009,000)	(1,196,248)

Options closed	USD	(56,203,200)	(1,959,383)
	JPY	(38,000,000)	(23,475)
	EUR	(36,680,000)	(127,244)

Written options outstanding at the
end of the reporting period	USD	555,224,800	$34,880,164

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

100 Fund

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	16,845,560	$174,956,868	6,825,199	$69,527,987

Shares issued in connection with
reinvestment of distributions	18,399	190,429	99	990

	16,863,959	175,147,297	6,825,298	69,528,977

Shares repurchased	(6,235,194)	(64,805,243)	(1,726,893)	(17,595,242)

Net increase	10,628,765	$110,342,054	5,098,405	$51,933,735

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	191,913	$1,983,573	219,981	$2,221,727

Shares issued in connection with
reinvestment of distributions	14	144	—*	1

	191,927	1,983,717	219,981	2,221,728

Shares repurchased	(84,401)	(872,454)	(32,910)	(333,648)

Net increase	107,526	$1,111,263	187,071	$1,888,080

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	6,075,906	$62,627,714	2,146,434	$21,760,095

Shares issued in connection with
reinvestment of distributions	1,917	19,749	—*	1

	6,077,823	62,647,463	2,146,434	21,760,096

Shares repurchased	(1,477,160)	(15,235,252)	(156,386)	(1,590,173)

Net increase	4,600,663	$47,412,211	1,990,048	$20,169,923

93

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	228,995	$2,375,357	82,444	$842,754

Shares issued in connection with
reinvestment of distributions	233	2,409	—*	2

	229,228	2,377,766	82,444	842,756

Shares repurchased	(53,489)	(556,046)	(944)	(9,462)

Net increase	175,739	$1,821,720	81,500	$833,294

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	33,639	$347,692	354	$3,608

Shares issued in connection with
reinvestment of distributions	25	253	—*	2

	33,664	347,945	354	3,610

Shares repurchased	(5,996)	(61,873)	—	—

Net increase	27,668	$286,072	354	$3,610

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	12,052,836	$125,462,299	5,824,316	$59,636,413

Shares issued in connection with
reinvestment of distributions	17,535	181,838	—*	2

	12,070,371	125,644,137	5,824,316	59,636,415

Shares repurchased	(10,314,327)	(107,501,676)	(620,031)	(6,373,253)

Net increase	1,756,044	$18,142,461	5,204,285	$53,263,162

* Amount represents less than one rounded share.

300 Fund

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class A	Shares	Amount	Shares	Amount

Shares sold	44,718,792	$482,378,886	12,305,812	$126,670,896

Shares issued in connection with
reinvestment of distributions	108,748	1,161,431	99	990

	44,827,540	483,540,317	12,305,911	126,671,886

Shares repurchased	(9,230,154)	(99,726,104)	(2,749,094)	(28,353,523)

Net increase	35,597,386	$383,814,213	9,556,817	$98,318,363

94

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class B	Shares	Amount	Shares	Amount

Shares sold	1,084,281	$11,609,026	689,644	$7,041,217

Shares issued in connection with
reinvestment of distributions	4,196	44,644	—*	1

	1,088,477	11,653,670	689,644	7,041,218

Shares repurchased	(282,275)	(3,031,493)	(119,248)	(1,215,693)

Net increase	806,202	$8,622,177	570,396	$5,825,525

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class C	Shares	Amount	Shares	Amount

Shares sold	17,632,273	$188,304,186	5,719,336	$59,089,277

Shares issued in connection with
reinvestment of distributions	39,530	419,810	—*	1

	17,671,803	188,723,996	5,719,336	59,089,278

Shares repurchased	(2,767,440)	(29,612,204)	(228,353)	(2,347,806)

Net increase	14,904,363	$159,111,792	5,490,983	$56,741,472

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class M	Shares	Amount	Shares	Amount

Shares sold	1,129,937	$12,156,459	229,753	$2,366,802

Shares issued in connection with
reinvestment of distributions	2,697	28,746	—*	2

	1,132,634	12,185,205	229,753	2,366,804

Shares repurchased	(83,422)	(897,155)	(49,664)	(502,983)

Net increase	1,049,212	$11,288,050	180,089	$1,863,821

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class R	Shares	Amount	Shares	Amount

Shares sold	57,359	$617,901	10,213	$103,903

Shares issued in connection with
reinvestment of distributions	29	311	—*	2

	57,388	618,212	10,213	103,905

Shares repurchased	(14,860)	(160,716)	(2,942)	(31,130)

Net increase	42,528	$457,496	7,271	$72,775

95

			For the period 12/23/08
			(commencement of operations)
	Year ended 10/31/10		to 10/31/09

Class Y	Shares	Amount	Shares	Amount

Shares sold	26,678,250	$288,313,586	8,194,507	$85,510,467

Shares issued in connection with
reinvestment of distributions	55,269	590,827	—*	2

	26,733,519	288,904,413	8,194,507	85,510,469

Shares repurchased	(11,155,729)	(120,853,020)	(1,137,555)	(12,037,138)

Net increase	15,577,790	$168,051,393	7,056,952	$73,473,331

* Amount represents less than one rounded share.

Note 5: Summary of derivative activity

100 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$150,002	Payables	$31,934

Foreign exchange
contracts	Receivables	3,779	Payables	3,765

Investments,
	Receivables,		Payables, Net
	Net assets —		assets —
	Unrealized		Unrealized
Interest rate	appreciation/		appreciation/
contracts	(depreciation)	10,788,910*	(depreciation)	21,541,960*

Total		$10,942,691		$21,577,659

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(34,565)	$(34,565)

Foreign exchange
contracts	—	—	(7,870)	—	$(7,870)

Interest rate contracts	(665,665)	3,489,006	—	(5,328,976)	$(2,505,635)

Total	$(665,665)	$3,489,006	$(7,870)	$(5,363,541)	$(2,548,070)

96

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(90,754)	$(90,754)

Foreign exchange
contracts	—	—	297	—	$297

Interest rate contracts	(96,832)	(557,725)	—	(3,703,856)	$(4,358,413)

Total	$(96,832)	$(557,725)	$297	$(3,794,610)	$(4,448,870)

300 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$736,912	Payables	$161,902

Foreign exchange
contracts	Receivables	1,649,106	Payables	1,050,802

Investments,
	Receivables,		Payables, Net
	Net assets —		assets —
	Unrealized		Unrealized
Interest rate	appreciation/		appreciation/
contracts	(depreciation)	40,475,497*	(depreciation)	88,759,629*

Total		$42,861,515		$89,972,333

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(144,728)	$(144,728)

Foreign exchange
contracts	—	—	4,494,302	—	$4,494,302

Interest rate contracts	(2,719,005)	594,540	—	(12,520,264)	$(14,644,729)

Total	$(2,719,005)	$594,540	$4,494,302	$(12,664,992)	$(10,295,155)

97

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(486,052)	$(486,052)

Foreign exchange
contracts	—	—	599,615	—	$599,615

Interest rate contracts	(937,225)	(2,424,703)	—	(18,197,511)	$(21,559,439)

Total	$(937,225)	$(2,424,703)	$599,615	$(18,683,563)	$(21,445,876)

Note 6: Initial capitalization and offering of shares

Each fund was established as a series of the Trust on September 12, 2008 and commenced operations on December 23, 2008. Prior to December 23, 2008, the funds had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

100 Fund
	Capital contribution	Shares issued

Class A	$4,950,000	495,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

300 Fund
	Capital contribution	Shares issued

Class A	$4,950,000	495,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 7: Investment in Putnam Money Market Liquidity Fund

The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by each fund are recorded as interest income in the Statement of operations and totaled $63,389 and $107,047 (for 100 Fund and 300 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of	Proceeds of
	purchases	sales

100 Fund	$357,114,643	$352,843,367

300 Fund	$681,821,863	$676,302,158

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

98

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

99

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

	Pending	Pending	Pending	Pending	Pending	Pending

Putnam Absolute Return 1000 Fund

Prospectus
2/28/11

Fund summary	[ ]
What are the fund's main investment strategies and related risks?	[ ]
Who oversees and manages the fund?	[ ]

How does the fund price its shares?	[ ]

How do I buy fund shares?	[ ]

How do I sell or exchange fund shares?	[ ]

Policy on excessive short-term trading	[ ]

Distribution plans and payments to dealers	[ ]

Fund distributions and taxes	[ ]
Financial highlights	[ ]

Investment Category: Absolute Return

These securities have not been approved or
	disapproved by the Securities and
This prospectus explains what you	Exchange Commission nor has the
should know about this mutual fund	Commission passed upon the accuracy or
before you invest. Please read it	adequacy of this prospectus. Any
carefully.	statement to the contrary is a crime.

Fund summary


Goal


Putnam Absolute Return 1000 Fund seeks to earn a positive total return that exceeds the rate of inflation by 1000 basis points (or 10.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page [ ] of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)


	Maximum sales	Maximum deferred
	charge (load)	sales charge (load)
	imposed on	(as a percentage of
Share class	purchases (as a	original purchase
	percentage of	price or redemption
	offering price)	proceeds, whichever
is lower)

Class A	5.75%	NONE*

Class B	NONE	5.00%**

Class C	NONE	1.00%

Class M	3.50%	NONE*

Class R	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)***


The table below shows the fund’s estimated annual operating expenses for its first fiscal year, which ends on [ ].


				Total		Total annual
		Distribution	Other	annual	Expense	fund operating
Share	Management	and service	expenses	fund	reimbursement	expenses after
class	fees	(12b-1) fees		operating		expense
				expenses		reimbursement

Class A	1.10%	0.25%	0.78%	2.13%	(0.23)%	1.90%

Class B	1.10%	1.00%	0.78%	2.88%	(0.23)%	2.65%

Class C	1.10%	1.00%	0.78%	2.88%	(0.23)%	2.65%

Class M	1.10%	0.75%	0.78%	2.63%	(0.23)%	2.40%

Class R	1.10%	0.50%	0.78%	2.38%	(0.23)%	2.15%

Class Y	1.10%	N/A	0.78%	1.88%	(0.23)%	1.65%


* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.


*** Restated to reflect projected expenses under a management contract effective [date] and an expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds and Putnam Investment Management, LLC’s (Putnam Management) contractual obligation to limit certain fund expenses through [date]. This obligation may be modified or discontinued only with approval of the Board of Trustees.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$757	$1,155

Class B	$768	$1,142

Class B (no redemption)	$268	$842

Class C	$368	$842

Class C (no redemption)	$268	$842

Class M	$585	$1,090

Class R	$218	$692

Class Y	$168	$539

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance.

Investments, risks, and performance

Investments

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The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed income investments. We may also take into account general market conditions when making investment decisions. We may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes in implementing the beta and alpha strategies. Accordingly, derivatives may be used to obtain or enhance exposure to the asset classes and strategies mentioned above, and to hedge against risk.

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Putnam Absolute Return 1000 Fund has a higher risk and return profile than Putnam Absolute Return 500 and 700 Funds as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The market may not favor growth- or value-style investing. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return.

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An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

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The fund is one of five Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500, 700 or 1000 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

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Performance

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Performance information will be available after the fund completes a full year of operation.

Your fund's management

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Investment advisor

Putnam Investment Management, LLC

Portfolio managers

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Jeffrey L. Knight, Head of Global Asset Allocation, portfolio manager of the fund since [ ]
James A. Fetch, Portfolio Manager, portfolio manager of the fund since [ ]
Robert J. Kea, Portfolio Manager, portfolio manager of the fund since [ ]
Robert J. Schoen, Portfolio Manager, portfolio manager of the fund since [ ]
Jason R. Vaillancourt, Portfolio Manager, portfolio manager of the fund since [ ]

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Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

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When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

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The fund’s distributions will be taxed as ordinary income or capital gains unless the shares are held through a tax-advantaged arrangement.

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Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

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What are the fund's main investment strategies and related risks?

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This section contains greater detail on the fund’s main investment strategies and the related risks you would face as the fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

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The use of the term “absolute return” in the fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the fund to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

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The fund seeks to earn its target returns over a reasonable period of time — generally at least three years or more – since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The fund pursues its goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The fund seeks to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the fund seeks returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the fund is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the fund, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in the fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

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The following sections describe the fund’s main investment strategies. As a general matter, the fund has significant flexibility in its choice of strategies. This flexibility enhances the fund’s ability to seek its target return. This flexibility is also generally expected to result in diversification of the fund’s portfolio across multiple asset classes, although the fund may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

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Beta and alpha strategies

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The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving the fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

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Beta strategy

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Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the fund’s assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect the fund’s portfolio from downturns in the equity and fixed income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, the fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.

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Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the fund’s assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the fund’s assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the fund may fail to meet their objectives or may lose money.

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Derivatives and investment exposures; investment leverage. When the fund uses derivatives to increase its exposure to investments, the derivatives may create investment leverage. We expect that the fund will generally use leverage to increase its exposure to investments.

The fund expects to employ different levels of investment leverage in pursuing their beta strategies. Under normal market conditions, we expect that, on average, investment leverage on a net notional basis will be approximately 100% of net assets of the fund, although the amounts of leverage may be significantly higher or lower at any given time. Investment leverage means that, for every $100 invested in the fund, the fund will obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other — exposure to $150 of underlying investments, for investment leverage of 50%; and exposure to $200 of underlying investments, for investment leverage of 100%. The fund’s alpha strategy may also entail leverage. Absolute Return 1000 Fund has a higher expected return, and higher expected risk and volatility, than

Absolute Return 500 and 700 Funds as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies.

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Alpha strategy

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The fund’s alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the fund’s alpha strategy is intended to earn a positive total return even when the general market declines, the fund’s beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the fund is exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect the fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

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Description of risks

Through both the alpha and beta strategies, the fund may make a wide variety of investments. A description of the risks associated with the fund’s investments follows.

Fixed income investments

» Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

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Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. The fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, if the fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

» Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade (sometimes referred to as “junk bonds”). However, we may invest no more than 15% of the fund's total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below investment-grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

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Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund's investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund's operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

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» Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

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Equity investments

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» Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

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Growth stocks – Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it.

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Value stocks – Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

» Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The fund may invest in small and midsize companies without limit.

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Foreign investments

Foreign investments involve certain special risks, including:

» Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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» Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

» Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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» Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

» Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

» Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

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The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

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Derivatives

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We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, investments in derivatives are an important component of the fund’s investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund's exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are "leveraged," which means that they provide the fund with investment exposure greater than the value of the fund's investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and the fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the fund’s decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

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Other investments

» Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

» Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. The fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

Additional risks

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» Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and bank loans. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

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» Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund's assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

» Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

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» Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause the fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

» Portfolio holdings. The SAI includes a description of the fund's policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund's portfolio, you may visit the Putnam Investments Web site, putnam.com/individual, where the fund's top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the Web site until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC's Web site at http://www.sec.gov.

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Who oversees and manages the fund?

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The fund's Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund's investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business.

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The fund pays a monthly base management fee to Putnam Management. The fee is calculated by applying to the fund’s average net assets for the month a rate based on the monthly average of the aggregate net assets of the fund as set forth below.

The fund’s monthly base fee is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index (G0BA) plus 1000 basis points, each measured over the performance period. The performance period is the thirty-six month period then ended or, if shorter, the period from the date the performance fee arrangement became effective ([ ]) to the end of the month for which the fee adjustment is being computed. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rate is 0.40%.

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1.10% of the first $500 million of average net assets;

1.00% of the next $500 million of average net assets;

0.95% of the next $500 million of average net assets;

0.90% of the next $5 billion of average net assets;

0.875% of the next $5 billion of average net assets;

0.855% of the next $5 billion of average net assets;

0.84% of the next $5 billion of average net assets; and

0.83% of any excess thereafter.

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

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Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

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Portfolio	Joined	Employer	Positions Over Past Five
Managers	Fund		Years

Jeffrey L. Knight	[ ]	Putnam	Head of Global Asset
		Management	Allocation
		1993 - Present	Previously, Deputy Head of
Investments and Chief
Investment Officer of Global
Asset Allocation

James A. Fetch	[ ]	Putnam	Portfolio Manager
		Management	Previously, Investment
		1994 – Present	Strategist and Analyst

Robert J. Kea	[ ]	Putnam	Portfolio Manager
Management
1989 – Present

Robert J. Schoen	[ ]	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1997 – Present	Analyst

Jason R.	[ ]	Putnam	Portfolio Manager
Vaillancourt		Management	Previously, Investment
		1999 – Present	Strategist and Analyst

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

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The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

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How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information.

Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

» Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

» Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

» Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

» By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

» By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund's designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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» How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

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» How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.

» Total expenses associated with each share class. As shown in the sections entitled Fund summary – Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

» Initial sales charge of up to 5.75%

» Lower sales charges available for investments of $50,000 or more

» No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

» Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

» No initial sales charge; your entire investment goes to work immediately

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» Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

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» Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

» Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

» Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

» No initial sales charge; your entire investment goes to work immediately

» Deferred sales charge of 1.00% if shares are sold within one year of purchase

» Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

» No conversion to class A shares, so future 12b-1 fees do not decline over time

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» Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

» Initial sales charge of up to 3.50%

» Lower sales charges available for investments of $50,000 or more

» No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)

» Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

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» Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

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» No conversion to class A shares, so future 12b-1 fees do not decline over time

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» Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class M shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class R shares (available to qualified plans only)

» No initial sales charge; your entire investment goes to work immediately

» No deferred sales charge

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» Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

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» Higher annual expenses, and lower dividends, than class A because of higher 12b-1 fees

» No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments and foundations that have entered into an arrangement with Putnam; and

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• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund "supermarket" or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

» No initial sales charge; your entire investment goes to work immediately

» No deferred sales charge

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» Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

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Initial sales charges for class A and M shares

Amount of purchase	Class A sales charge		Class M sales charge
at offering price ($)	as a percentage of*:		as a percentage of*:

	Net	Offering	Net	Offering
	amount	price**	amount	price**
	invested		invested

Under 50,000	6.10%	5.75%	3.63%	3.50%

50,000 but under	4.71	4.50	2.56	2.50
100,000

100,000 but under	3.63	3.50	1.52	1.50
250,000

250,000 but under	2.56	2.50	1.01	1.00
500,000

500,000 but under	2.04	2.00	1.01	1.00
1,000,000

1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as "breakpoint discounts":

•Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

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To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

•Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

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Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

•Individual accounts
•Joint accounts
•Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
•Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
•Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

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In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments' Web site at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

» Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

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How do I sell or exchange fund shares?

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You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

» Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

» Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day's NAV, less any applicable deferred sales charge.

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By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

» Shares held through your employer's retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

» Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after	1	2	3	4	5	6	7+
purchase

Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

» Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

» Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days' notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in the fund's shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund's brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund's investments. In addition, the market for these securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund's shares, which will reduce the fund's performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

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Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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» Account monitoring. Putnam Management's Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the fund's internal parameters for detecting excessive short-term trading, which consider the number of "round trip" transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or the fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor's broker, if one is identified.

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» Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or the fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor's activity may not have been detected by the fund's current monitoring parameters.

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» Limitations on the fund's policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam

Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

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Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the fund’s table of annual fund operating expenses in the section Fund summary - Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

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» Distribution and service (12b-1) plans. The fund's 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

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» Payments to dealers If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summary - Fees and expenses at the front of this prospectus.

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Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading Fund summary - Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

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Marketing support payments, are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam's Web site at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management - Investor Servicing Agent for more details.

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Fund distributions and taxes

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The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as "undeliverable," the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund. For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

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Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

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Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

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The fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

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The fund’s investments in derivative financial instruments, including investments by which the fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, the fund’s intention to qualify as a "regulated investment company" and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by the fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund and defer or possibly prevent the recognition or use of certain losses by the fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by the fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Absolute Return 1000 Fund

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The fund's SAI includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam's Web site at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Web site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund's file number.

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Putnam Investments

One Post Office Square
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Boston, MA 02109
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1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

	Pending	Pending	Pending	Pending	Pending	Pending

PUTNAM ABSOLUTE RETURN 1000 FUND

A Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
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2/28/11

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s prospectus dated February 28, 2011, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's Web site at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

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Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

PART I

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FUND ORGANIZATION AND CLASSIFICATION	3
INVESTMENT RESTRICTIONS	4
CHARGES AND EXPENSES	5
PORTFOLIO MANAGERS	10
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	11
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PART II

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HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-53
MANAGEMENT	II-65
DETERMINATION OF NET ASSET VALUE	II-82
INVESTOR SERVICES	II-84
SIGNATURE GUARANTEES	II-87
REDEMPTIONS	II-87
SHAREHOLDER LIABILITY	II-88
DISCLOSURE OF PORTFOLIO INFORMATION	II-88
PROXY VOTING GUIDELINES AND PROCEDURES	II-90
SECURITIES RATINGS	II-90
CLAIMS-PAYING ABILITY RATINGS	II-94
APPENDIX A – PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-98
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I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

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Absolute Return 1000 Fund is a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the Trust). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class are entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of that fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The fund has also voluntarily undertaken to hold a shareholder meeting at least every five years.

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I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. (This restriction shall not prevent the fund from purchasing or selling financial instruments representing interests in commodities or the values of which are determined by reference to commodities, but which do not involve the delivery of physical commodities to or by the fund, or from entering into financial futures contracts, options, foreign exchange contracts and other financial transactions.)

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

I-4

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such an investment.

CHARGES AND EXPENSES

Management fees

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Under a Management Contract with the Trust dated December 22, 2008, the fund pays a monthly base fee to Putnam Investment Management, LLC, the fund’s investment manager (Putnam Management) based on the average net assets of the fund, as determined at the close of each business day during the month, at the annual rates set forth for the fund below. Commencing with the fund’s thirteenth whole calendar month of operation, the monthly management fee consists of the monthly basic fee plus, or minus, a performance adjustment for the month. The amount of the performance adjustment will be calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference, in percentage points, between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the benchmark described below, over the performance period. The maximum annualized performance adjustment rate is set forth below.

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The performance period will be the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed.

I-5

Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month.

The monthly base fee is determined based on the fund's average net assets for the month, while the performance adjustment will be determined based on the fund's average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund's assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Absolute Return 1000 Fund

1.10% of the first $500 million of average net assets;

1.00% of the next $500 million of average net assets;

0.95% of the next $500 million of average net assets;

0.90% of the next $5 billion of average net assets;

0.875% of the next $5 billion of average net assets;

0.855% of the next $5 billion of average net assets;

0.84% of the next $5 billion of average net assets; and

0.83% of any excess thereafter.

Performance target: BofA Merrill Lynch U.S. Treasury Bill Index plus 1000 basis points (10.00%)

Maximum performance adjustment rate: +/- 40 basis points (0.40%)

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

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The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2010.

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I-6

Name of Trustee	Dollar range of	Aggregate dollar range of shares
	Putnam Absolute Return	held in all of the Putnam funds
	1000 Fund shares owned*	overseen by Trustee

Ravi Akhoury	None	Over $100,000

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*Barbara M. Baumann	None	Over $100,000
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Jameson A. Baxter	None	Over $100,000

Charles B. Curtis	None	Over $100,000

Robert J. Darretta	None	Over $100,000

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John A. Hill	None	Over $100,000

Paul L. Joskow	None	Over $100,000

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Kenneth R. Leibler	None	Over $100,000

Robert E. Patterson	None	Over $100,000

George Putnam, III	None	Over $100,000

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W. Thomas Stephens	None	Over $100,000

**Robert L. Reynolds	None	Over $100,000

* Ms. Baumann was elected to the Board of Trustees on July 1, 2010.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting.

I-7

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for its first full fiscal year, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:

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COMPENSATION TABLE

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		Estimated
		Pension or
		retirement	Estimated
	Estimated	benefits	annual
	aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$300	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)	$116	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	$306	$58	$110,500	$289,500

Charles B. Curtis/2001	$295	$40	$113,900	$279,500

Robert J. Darretta/2007	$306	N/A	N/A	$289,500

Myra R. Drucker/2004(4)(5)	$306	N/A	N/A	$289,500

John A. Hill/1985(4)(6)	$365	$100	$161,700	$346,063

Paul L. Joskow/1997(4)	$306	$39	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	$190	$78	$108,000	$180,000

Kenneth R. Leibler/2006	$306	N/A	N/A	$289,500

Robert E. Patterson/1984	$306	$56	$106,500	$289,500

George Putnam, III/1984	$306	$52	$130,300	$289,500

W. Thomas Stephens/1997(7)	$306	$44	$107,100	$289,500

Richard B. Worley/2004(5)	$295	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

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(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

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(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Dr. Kennan, Mr. Worley, and Ms. Drucker retired from the Board of Trustees of the Putnam funds on June 30, 2010, December 14, 2010, and January 30, 2011, respectively.

I-8

Upon Dr. Kennan’s retirement, she became eligible to receive annual retirement benefit payments from the funds commencing on January 15, 2011.

(6) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an “interested person” of the fund, Putnam Management and/or Putnam Retail Management.

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Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

As of the fund’s commencement of operations, Putnam Investment Holdings, LLC owned of record and beneficially 100% of the shares of the fund and therefore may be deemed to "control" the fund. Putnam Investment Holdings, LLC, a Delaware limited liability company, is owned through a series of subsidiaries by Great-West Lifeco Inc., a Canadian corporation. The address of Putnam Investment Holdings, LLC is One Post Office Square, Boston, MA 02109.

PORTFOLIO MANAGERS

Other accounts managed

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I-9

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of October 31, 2010. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)

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	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

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Jeff Knight	118*	$6,784,600,000	10	$2,539,300,000	1	$100,000

James Fetch	95*	$5,734,400,000	1	$1,455,000,000	2**	$443,400,000

Robert Kea	30*	$6,726,000,000	8	$2,209,400,000	1	$100,000

Robert Schoen	30*	$6,726,000,000	10	$2,539,300,000	1	$300,000

Jason Vaillancourt	7*	$5,675,800,000	1	$1,455,000,000	1	$100,000

* 2 accounts, with total assets of $1,218,200,000, pay an advisory fee based on account performance.

* 1 account, with total assets of $443,200,000, pays an advisory fee based on account performance.

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See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers.

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Putnam’s goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's pre-tax return relative to its BofA Merrill Lynch U.S. Treasury Bill Index.

I-10

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the fund’s independent registered public accounting firm, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund has not yet commenced operations.

I-11

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

February 22, 2011	II-1

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

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The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For Taxable and Tax-Free Income Funds only (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For Taxable and Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds, Putnam Absolute Return 500 Fund and Putnam	0.65%
Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income	0.40%
Fund and Putnam Money Market Fund):

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund	0.15%

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

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Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

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The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

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Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

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(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge

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adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

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Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

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Rate*	Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

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0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds currently making payments under a
class M distribution plan, and Putnam Absolute
Return 500 Fund and Putnam Absolute Return 700
Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

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Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund and Putnam Money Market Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

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Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

Banc of America Investment Services, Inc.	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets, Inc	NRP Financial, Inc.

Commonwealth Equity Services	Oppenheimer & Co. Inc.

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CUNA Brokerage Services, Inc.	PrimeVest Financial Services, Inc.
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CUSO Financial Services, L.P.	Raymond James & Associates, Inc.

Financial Network Investment Corporation	Raymond James Financial Services, Inc.

FSC Securities Corporation	RBC Capital Markets Corporation

Genworth Financial Securities Corp.	Robert W. Baird & Co. Incorporated

HD Vest Investment Securities, Inc.	Royal Alliance Associates

ING Financial Partners	Sagepoint Financial, Inc.

INVEST Financial Corporation	Securities America Financial Corporation, Inc.

Investment Centers of America, Inc.	SII Investments

Janney Montgomery Scott LLC	SunTrust Investment Services, Inc.

Lincoln Financial Advisors Corp.	Tower Square Securities, Inc.

Lincoln Financial Securities Corporation	U.S. Bancorp Investments, Inc.

Lincoln Investment Planning, Inc.	UBS Financial Services Inc.

LPL Financial Corporation	UVEST Financial Services, Inc.

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MMC Securities Corp.	Walnut Street Securities, Inc.

M&T Securities, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Investments, LLC

Additional dealers may receive marketing support payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

CompuSys/Erisa Group	Nationwide Life Insurance Company

Correll Co.	Newport Retirement Services, Inc.

CPI Qualified Plan Consultants, Inc.	NYLIFE Distributors LLC

DailyAccess Corporation	Paychex Securities Corporation

Digital Retirement Solutions	Pershing LLC

Dyatech, LLC	Plan Administrators, Inc.

ExpertPlan, Inc.	The Princeton Retirement Group, Inc.

FASCore, LLC	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Prudential Investment Management Services LLC

Genworth Life and Annuity Insurance Co.	Prudential Investments LLC

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Co.	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company, Inc.	TD AMERITRADE Trust Company

July Business Services	The Prudential Insurance Company of America

Leggette & Company, Inc.	The Vanguard Group Inc.

Lincoln Retirement Services Co LLC	VALIC Retirement Services Company

ML Life Insurance Company of New York	Wachovia Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Company

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Merrill Lynch Life Insurance Company	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT –Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

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Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however,

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Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in

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the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its

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obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index

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remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

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The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A

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call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency

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transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

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Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

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Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.

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The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

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The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

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Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the

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facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of

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course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

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The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-

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term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

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The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

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At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

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Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities,

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subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

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Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

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Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

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If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, such security at a fixed time and price (representing the fund's cost plus interest (or, for repurchase agreements with respect to securities to be sold short, the cost of “borrowing” the security)). It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

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Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be

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sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay

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principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based

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on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and

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“—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

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Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be

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reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be

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treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income

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and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on

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which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be

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substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

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For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual

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interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

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Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration

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dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period

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beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual

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foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

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Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury previously
	MacKay Shields (a	served as Director and on the Compensation
	multi-product	Committee of MaxIndia/New York Life Insurance
	investment management	Company in India. Mr. Akhoury is also a Trustee of
	firm with AUM over $40	the Rubin Museum, serving on the Investment
	billion) from 1992 to	Committee, and of American India Foundation. Mr.
	2007.	Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and Cody Resources
	and direct investor in	Management, LLP (a privately held energy,
	energy assets.	ranching and commercial real estate company). She
is a Trustee of Mount Holyoke College and Co-
Chair of the Board’s Finance Committee. She is a
former Chair of the Board, and a current Board
member, of Girls Inc. of Metro Denver, and serves
on the Finance Committee of The Children’s
Hospital of Denver. Prior to 2003, Ms. Baumann
was Executive Vice President of Associated Energy
Managers, LLC, (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

global energy company Amoco Corporation and its
successor, BP, most recently serving as Commercial
Operations Manager of its Western Business Unit.

Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals Inc. and Chairman of
1943), Trustee since 1994 and	Associates, Inc., (a	the Mutual Fund Directors Forum. Until 2007, Ms.
Vice Chairman since 2005	private investment firm).	Baxter was a Director of Banta Corporation (a
printing and supply chain management company),
Ryerson, Inc. (a metals service company) and
Advocate Health Care. She has also served as a
director on a number of other boards including
BoardSource (formerly the National Center for
Nonprofit Boards), Intermatic Corporation (a
manufacturer of energy control products) and MB
Financial. She is Chairman Emeritus of the Board
of Trustees, Mount Holyoke College. Ms. Baxter is
also a graduate of Mount Holyoke College.

Charles B. Curtis (Born	President Emeritus,	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Nuclear Threat Initiative	National Petroleum Council. Mr. Curtis also serves
	(a private foundation	as a Director of Edison International and Southern
	dealing with national	California Edison. Until 2006, Mr. Curtis served as
	security issues) and	a member of the Trustee Advisory Council of the
	serves as Senior Advisor	Applied Physics Laboratory, Johns Hopkins
	to the United Nations	University. Mr. Curtis is an attorney with over 15
	Foundation and as	years in private practice and 19 years in various
	Senior Advisor to the	positions in public service, including service at the
	Center for Strategic and	Department of Treasury, the U.S. House of
	International Studies.	Representatives, the Securities and Exchange
	Previously, President	Commission, the Federal Energy Regulatory
	and Chief Operating	Commission and the Department of Energy.
Officer, Nuclear Threat
Initiative.

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Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.
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John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman since 2000	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics and	telecommunications infrastructure). Prior to July,
	Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chair and served as the
1945), Trustee since 1984	Properties, L.P. and Co-	President and as a Trustee of the Joslin Diabetes
	Chairman of Cabot	Center. Prior to December 2001 and June 2003, Mr.
	Properties, Inc. (a	Patterson served as the President and as a Trustee of
	private equity firm	Cabot Industrial Trust (a publicly-traded real estate
	investing in commercial	investment group) and the Sea Education
	real estate	Association, respectively. Prior to 1998, he was
Executive Vice President and Director of
Acquisitions of Cabot Partners Limited Partnership
(a registered investment adviser involved in
institutional and real estate investments). Prior to
1990, he served as Executive Vice President of
Cabot & Forbes Realty Advisers, Inc. (the
predecessor company of Cabot Partners). Mr.
Patterson is a graduate of Harvard College and
Harvard Law School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of St.
	Inc. (a publisher of	Mark’s School, a Trustee of Epiphany School and a
	financial advisory and	Trustee of the Marine Biological Laboratory. Until
	other research services)	2006, Mr. Putnam was a Trustee of Shore Country
	and President of New	Day School. Until 2002, he was a Trustee of the Sea
	Generation Advisors,	Education Association. Mr. Putnam is a graduate of
	LLC (a registered	Harvard College, Harvard Business School and
	investment adviser to	Harvard Law School.
private funds), which are
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2004, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Xcel Energy Incorporated (a
	Officer of Boise	public utility company), Qwest Communications and
	Cascade, LLC (a paper,	Norske Canada, Inc. (a paper manufacturer). Until
	forest product and	2003, Mr. Stephens was a Director of Mail-Well,
	timberland assets	Inc. (a diversified printing company). Prior to July
	company).	2001, Mr. Stephens was Chairman of Mail-Well.
Mr. Stephens holds a B.S. and M.S. degrees from
the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2010, there were 104 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

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Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

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Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

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Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

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Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

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John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

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Name, Address[1] , Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Executive Vice		Funds.
President, Principal Executive
Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.
and Principal Financial Officer

Janet C. Smith	Since 2007	Managing Director, Putnam Investments and
(Born 1965), Vice President,		Putnam Management.
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.

Robert R. Leveille	Since 2007	Managing Director, Putnam Investments, Putnam
(Born 1969), Vice President		Management and Putnam Retail Management
and Chief Compliance Officer

Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments, Putnam
(Born 1962), Vice President		Retail Management
and BSA Compliance Officer

Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments and
(Born 1955), Vice President		Putnam Management.
and Chief Legal Officer

James P. Pappas	Since 2004	Managing Director, Putnam Investments and
(Born 1953), Vice President		Putnam Management.

Judith Cohen[4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The
(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Michael Higgins[4]	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
(Born 1976), Vice President,		Senior Financial Analyst, Old Mutual Asset
Senior Associate Treasurer,		Management (2007-2008); Senior Financial Analyst,
Assistant Clerk		Putnam Investments (1999-2007).

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

Susan G. Malloy	Since 2007	Managing Director, Putnam Management.
(Born 1957),Vice President
and Assistant Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. Independent Trustees currently serve as chair and vice-chair of the Board.

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Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

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Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Patterson (Chairperson), Darretta, Hill and Leibler, and Ms. Baumann.

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Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baxter (Chairperson), Dr. Joskow, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Darretta, Hill, Leibler and Patterson.

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Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

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Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Leibler (Chairperson), Darretta, Hill and Patterson, and Ms. Baumann.

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Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2011, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

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The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Effective January 1, 2007, Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the

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fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

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• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are

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reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage

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and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

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Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2011, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

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Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our Web site or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam Web site at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

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Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

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Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund or Putnam Tax Exempt Money Market Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

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Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

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SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

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Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments Website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s Website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments Web site, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectus for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

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In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

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Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

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AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

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Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

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A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the

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recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against such proposals if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote to require companies to present advisory “say-on-pay” proposals to shareholders on an annual basis.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing,

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executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides

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companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of

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financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee

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retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results

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or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees will also consider whether a company’s severance payment and performance-based compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. In addition, as the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Election of Directors

Germany

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► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

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► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

Corporate Governance

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

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► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via Web site posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

II-110

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted December 10, 2010

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

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For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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Appendix B

Financial statements (excerpted from the most recent annual report)

II-114

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FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

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Putnam
Global
Sector Fund

Prospectus
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2 | 28 | 11
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Fund summary	2
What are the main investment strategies and related
risks of the fund and underlying funds?	6
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Who oversees and manages the fund?	17
How does the fund price its shares?	20
How do I buy fund shares?	20
How do I sell or exchange fund shares?	27
Policy on excessive short-term trading	29
Distribution plans and payments to dealers	33
Fund distributions and taxes	35
Financial highlights	36

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Investment Category:	These securities have not been approved
Global Sector	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summary

Goal

Putnam Global Sector Fund seeks capital appreciation.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)

Class A	5.75%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.50%	NONE*	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

Annual fund operating expenses
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(expenses you pay each year as a percentage of the value of your investment)***

							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	operating	operating	reim-	reim-
class	ment fees	fees	expenses	expenses	expenses	bursement	bursement

Class A	0.00%	0.25%	15.47%	1.19%	16.91%	(15.47)%	1.44%
Class B	0.00%	1.00%	15.47%	1.19%	17.66%	(15.47)%	2.19%
Class C	0.00%	1.00%	15.47%	1.19%	17.66%	(15.47)%	2.19%
Class M	0.00%	0.75%	15.47%	1.19%	17.41%	(15.47)%	1.94%
Class R	0.00%	0.50%	15.47%	1.19%	17.16%	(15.47)%	1.69%
Class Y	0.00%	N/A	15.47%	1.19%	16.66%	(15.47)%	1.19%

2	Prospectus

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Restated to reflect Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 2/29/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$713	$1,687	$2,662	$5,099
Class B	$722	$1,694	$2,748	$5,222
Class B (no redemption)	$222	$1,394	$2,548	$5,222
Class C	$322	$1,394	$2,548	$5,360
Class C (no redemption)	$222	$1,394	$2,548	$5,360
Class M	$540	$1,627	$2,703	$5,347
Class R	$172	$1,252	$2,327	$4,992
Class Y	$121	$1,108	$2,100	$4,602

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 14%.

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Investments, risks, and performance

Investments

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We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth

Prospectus	3

or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Each underlying fund may invest in emerging markets, use derivatives such as futures, options, certain foreign warrants and swap contracts for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations quarterly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/2010:

	Approximate		Approximate
	allocation as		allocation as
Underlying funds	of 12/31/10	Underlying funds	of 12/31/10

Putnam Global		Putnam Global Natural
Consumer Fund	20.4%	Resources Fund	18.9%
Putnam Global		Putnam Global
Financials Fund	19.6%	Technology Fund	11.7%
Putnam Global Health		Putnam Global
Care Fund	9.2%	Telecommunications Fund	4.3%
Putnam Global		Putnam Global
Industrials Fund	11.5%	Utilities Fund	4.0%

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We may also invest in money market instruments or an affiliated money market fund for cash management.

Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other

4	Prospectus

restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. An underlying fund’s use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

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Performance information will be available after the fund completes a full calendar year of operation.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

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Portfolio managers

Kelsey Chen, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

Timothy Codrington, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

Vivek Gandhi, Analyst, portfolio manager of the fund since 2010

George Gianarikas, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

David Morgan, Analyst, portfolio manager of the fund since 2010

John Morgan, Analyst, portfolio manager of the fund since 2010

Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Nathaniel Salter, Analyst, portfolio manager of the fund since 2010

Walter Scully Analyst, portfolio manager of the fund since 2010

Christopher Stevo, Analyst, portfolio manager of the fund since 2010

Michael Yogg, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

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Prospectus	5

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

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You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless the shares are held through a tax-advantaged arrangement.

Financial intermediary compensation

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If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

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What are the main investment strategies and related risks of the fund and underlying funds?

As mentioned in the fund summary, we pursue the fund’s goal by allocating its assets among underlying funds. This section contains greater detail on the fund’s and each underlying fund’s main investment strategies and the related risks. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. When deciding whether to buy or sell investments for an underlying fund, the manager of the underlying fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.

6	Prospectus

• Global investing. The use of the term “global” in each underlying fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies in the group of industries indicated by the underlying fund’s name that we believe have favorable investment potential.

As a result, the portions of an underlying fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of December 31, 2010, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate each underlying fund’s performance:

Fund	Benchmark Index	US %	Foreign %

	MSCI World Consumer Discretionary
Global Consumer Fund	and Staples Index	51.55%	48.45%
Global Financials Fund	MSCI World Financials Index	37.88	62.12
Global Health Care Fund	MSCI World Health Care Index	58.21	41.79
Global Industrials Fund	MSCI World Industrials Index	46.12	53.88
Global Natural	MSCI World Energy &
Resources Fund	Materials Index	39.98	60.02
	MSCI World Information
Global Technology Fund	Technology Index	78.53	21.47
Global Telecommunications	MSCI World Telecommunications
Fund	Services Index	37.53	62.47
Global Utilities Fund	MSCI World Utilities Index	40.42	59.58

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As noted above, however, the portions of an underlying fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Under normal market conditions, each underlying fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the underlying fund’s benchmark represented by foreign companies, as determined by the provider of the benchmark). For purposes of determining whether securities held by an underlying fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits

Prospectus	7

outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

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Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

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• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

8	Prospectus

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

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– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

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– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

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The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

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Industry focus

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• Global Consumer Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the consumer staples and consumer discretionary products and services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the consumer staples and consumer discretionary products and services industries include companies primarily engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. Consumer staples are generally essential products for which demand tends to remain stable over economic cycles, such as food, beverages, tobacco and household and

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personal care products. Consumer discretionary products and services are generally non-essential products and services for which demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. We consider a company to be in the consumer staples and consumer discretionary products and services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the consumer staples and consumer discretionary products and services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates and consumer confidence. Similarly, the consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence, disposable household income and consumer spending, and changes in demographics and consumer tastes.

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Global Financials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the financial services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the financial services industries include commercial and investment banks, savings and loans organizations, brokerage and asset management firms, insurance companies, real estate investment trusts and real estate investment and development companies. We consider a company to be in the financial services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

Events that affect the financial services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital funds and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the

10	Prospectus

financial services industries. The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress. Although we reserve the right to determine that it is appropriate to use alternative strategies that are mainly designed to limit losses, including investing solely in the United States, as of the date of this prospectus, we do not presently intend to do so.

Global Health Care Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the health care industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

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Global Industrials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the industrial products, services or equipment industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the industrial products, services or equipment industries include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may

Prospectus	11

include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. We consider a company to be in the industrial products, services or equipment industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the industrial products, services or equipment industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

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Global Natural Resources Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the energy or other natural resources industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the energy or other natural resources industries include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. We consider a company to be in the energy or other natural resources industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the energy or other natural resources industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, changes in crude oil prices may affect both those industries that produce, refine and distribute petroleum products and industries that supply alternate sources of energy. In addition, certain natural resources industries are subject to greater governmental regulation than are other industries; therefore, changes in regulatory policies may be more likely to adversely affect this underlying fund.

12	Prospectus

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Global Technology Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the technology industries include companies which have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We consider a company to be in the technology industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the technology industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the technology industries can be significantly affected by obsolescence of existing technology, technological innovations, short product cycles, falling prices and profits, competitive pressures such as new market entrants and aggressive pricing, and general economic conditions.

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Global Telecommunications Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the telecommunication industries include companies which primarily develop, manufacture or sell communications services or communications equipment or companies that bundle video with telecommunications services. We consider a company to be in the telecommunication industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the telecommunication industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the telecommunication industries can be significantly affected by federal and state government regulation of rates of return and services that may be offered, failure to obtain, or delays in obtaining, financial or regulatory approval, intense competition, communications equipment product incompatibility, changing consumer preferences, technological obsolescence, significant capital expenditures and heavy debt burdens.

Prospectus	13

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Global Utilities Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

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Events that affect the utilities industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect this underlying fund.

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• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of large companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

• Derivatives. An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease an underlying fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

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14	Prospectus

However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

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Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide an underlying fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to an underlying fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an underlying fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

• Short sales. An underlying fund may engage in short sales, which are transactions in which an underlying fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price an underlying fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. An underlying fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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• Other investments. In addition to the main investment strategies described above, the underlying funds may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. An underlying fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

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• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of a fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the underlying fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

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• Changes in policies. The Trustees may change the fund’s or an underlying fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

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• Portfolio turnover rate. An underlying fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time each underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s and each underlying fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on each underlying fund’s portfolio, you may visit the Putnam Investments Web site, putnam.com/individual, where each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the Web site until the underlying fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s Web site at http://www.sec.gov.

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16	Prospectus

Who oversees and manages the fund?

The fund’s Trustees

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As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated October 31, 2010. The fund pays no management fee to Putnam Management. However, Putnam Management receives management fees from the underlying Putnam funds.

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Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting the fund’s target percentage allocations among the underlying funds between the interests of the fund and Putnam Management’s economic interest. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

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Portfolio managers	Joined fund	Employer	Positions over past five years

Kelsey Chen	2010	Putnam Management	Analyst
		2000 – Present	Previously, Analyst Sector
			Team Leader
Timothy Codrington	2010	Putnam Management	Analyst
		1997 – Present
Steven Curbow	2010	Putnam Management	Analyst, Sector Team Leader
		December 2008 –
		Present
		Independence	Analyst, Portfolio Manager
		Investments, L. L.C.	Director of Fundamental
		October 1999 – 2008	Research
Vivek Gandhi	2010	Putnam Management	Analyst
		1999 – Present
George Gianarikas	2010	Putnam Management	Analyst, Sector Team Leader
		January 2009 – Present	Global Industry Analyst
		Wellington
		Management
		Company
		2007 – 2008
		RiverSource	Equity Analyst
		Investments
		2003 – 2007
David Morgan	2010	Putnam Investments	Analyst
		Limited
		2004 – Present
		Citigroup Asset	Director, Equity Analyst,
		Management	European Financials
		1995 - 2004
John Morgan	2010	Putnam Management	Analyst
		1994 – Present
Ferat Ongoren	2010	Putnam Management	Analyst
		June 2009 – Present
		Citigroup, Inc.	Director, Industrials Sector
		1997 – 2009
Nathaniel Salter	2010	Putnam Management	Analyst
		2001 – Present
Walter Scully	2010	Putnam Management	Analyst
		1996 – Present
Christopher Stevo	2010	Putnam Management	Analyst
		1999 – Present
Michael Yogg	2010	Putnam Management	Analyst and
		1997 – Present	Sector Team Leader
			Global Equity Research Team

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

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The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

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If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

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Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

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Which class of shares is best for me?

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This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

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• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.

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• Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

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Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 5.75%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

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• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

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Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

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• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

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• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 3.50%

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• Lower sales charges available for investments of $50,000 or more.

• No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)

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• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

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• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative

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purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

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• Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

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• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments and foundations that have entered into an arrangement with Putnam; and

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• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

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To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

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• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

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• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ Web site at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

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• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors.

For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

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How do I sell or exchange fund shares?

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You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. (See Policy on excessive short-term trading regarding sales or exchanges made within 90 days of purchase.) If you redeem shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

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• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee.

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• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

• Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

• Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

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Because the fund invests in underlying funds that invest primarily in foreign securities, the performance of an underlying fund, and therefore of the fund, may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

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When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, an underlying the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

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The fund may be adversely affected when an underlying fund in which it invests is harmed by excessive short-term trading.

• Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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• Short-term trading fee. The fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less (including if you purchased the shares by exchange). The short-term trading fee is paid directly

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to the fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions from certain wrap accounts or automatic rebalancing arrangements with respect to which Putnam Retail Management and a dealer have entered into an agreement. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In addition, for investors in defined contribution plans administered by Putnam, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund’s short-term trading fee.

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• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or the fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

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• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

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• Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

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Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

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• Distribution and service (12b-1) plans. The fund’s 12b-1 plan provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/ or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading Fund summary — Fees and expenses.

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The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

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Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam’s Web site at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other

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applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

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Fund distributions and taxes

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The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the fund owned for one year or less are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

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Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

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Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The use of fund-of-funds structure could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by underlying funds. For tax years beginning after December 22, 2010, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect to foreign securities income earned by the underlying funds and passed through to the fund. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund.

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Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

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Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

36	Prospectus

This page intentionally left blank.

Prospectus	37

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:								RATIOS AND SUPPLEMENTAL DATA:
			Net realized							Ratio of net
	Net asset	Net	and							investment
	value,	investment	unrealized	Total from			Total return at	Net assets, end	Ratio of expenses	income (loss)
	beginning	income	gain (loss) on	investment	Redemption	Net asset value,	net asset value	of period (in	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	fees	end of period	(%) [b]	thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)

Class A
October 31, 2010 †	$10.00	(.01)	.38	.37	— [e]	$10.37	3.70 *	$876	.15 *	(.06) *	13.78 *

Class B
October 31, 2010 †	$10.00	(.05)	.36	.31	.01	$10.32	3.20 *	$46	.59 *	(.51) *	13.78 *

Class C
October 31, 2010 †	$10.00	(.05)	.36	.31	.01	$10.32	3.20 *	$71	.59 *	(.52) *	13.78 *

Class M
October 31, 2010 †	$10.00	(.04)	.37	.33	.01	$10.34	3.40 *	$16	.44 *	(.38) *	13.78 *

Class R
October 31, 2010 †	$10.00	(.02)	.36	.34	.01	$10.35	3.50 *	$10	.30 *	(.22) *	13.78 *

Class Y
October 31, 2010 †	$10.00	.01	.36	.37	.01	$10.38	3.80 *	$371	— *	.08 *	13.78 *

* Not annualized.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount:

Percentage of
average net assets

October 31, 2010	10.58%

e Amount represents less than $0.01 per share.

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38	Prospectus	Prospectus	39

For more information about Putnam Global Sector Fund

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The fund’s SAI and annual and semi-annual reports to shareholders include additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s Web site at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s Web site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.


Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

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File No. 811-07513	SP730 266290 2/11

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

Putnam Global Sector Fund
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A Series of Putnam Funds Trust
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FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
2/28/11

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's prospectus dated 2/28/11, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's Web site at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

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

I- 1

PART I

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FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-3
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-14
STATEMENTS

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-53
MANAGEMENT	II-65
DETERMINATION OF NET ASSET VALUE	II-82
INVESTOR SERVICES	II-84
SIGNATURE GUARANTEES	II-87
REDEMPTIONS	II-87
SHAREHOLDER LIABILITY	II-88
DISCLOSURE OF PORTFOLIO INFORMATION	II-88
PROXY VOTING GUIDELINES AND PROCEDURES	II-90
SECURITIES RATINGS	II-90
CLAIMS - PAYING ABILITY RATINGS	II-94
APPENDIX A: PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-98
APPENDIX B: FINANCIAL STATEMENTS	II-114

I- 2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

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Putnam Global Sector Fund is a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the Trust). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

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Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

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The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The fund has voluntarily undertaken to hold a shareholder meeting at least every five years.

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

INVESTMENT RESTRICTIONS

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I- 3

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, the fund may not and will not:

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(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including, without limitation, debt obligations issued by other Putnam funds), by entering into repurchase agreements or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that the fund may invest more than 25% of its total assets in an industry to the extent that the fund’s index concentrates in the securities of a particular industry or group of industries.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

I- 4

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

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(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

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All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

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Management fees

Under a Management Contract with the Trust dated December 14, 2009, the fund does not pay a management fee to Putnam Investment Management, LLC (Putnam Management), the fund’s investment manager. Putnam Management receives management fees from the underlying funds.

Fund specific expense limitation. Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment related expenses, payments under distribution plans and extraordinary expenses) through February 29, 2012.

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Trustee responsibilities and fees

I- 5

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The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2010.


	Dollar range of Putnam Global	Aggregate dollar range of
Name of Trustee	Sector Fund shares owned	shares held in all of the
Putnam funds overseen by
Trustee
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Ravi Akhoury	$1-$10,000	over $100,000
*Barbara M. Baumann	$1-$10,000	over $100,000
Jameson A. Baxter	$10,001-$50,000	over $100,000
Charles B. Curtis	$1-$10,000	over $100,000
Robert J. Darretta	$1-$10,000	over $100,000
John A. Hill	$1-$10,000	over $100,000
Paul L. Joskow	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	over $100,000
Robert E. Patterson	$50,001-$100,000	over $100,000
George Putnam, III	$10,001-$50,000	over $100,000
W. Thomas Stephens	$1-$10,000	over $100,000

**Robert L. Reynolds	over $100,000	over $100,000

* Ms. Baumann was elected to the Board of Trustees on July 1, 2010.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.

I- 6

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	11
Board Policy and Nominating Committee	7
Brokerage Committee	6
Communications, Service and Marketing Committee+	2
Contract Committee	12
Distributions Committee	9
Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Investment Oversight Committee C+	7
Investment Oversight Committee D+	7
Investment Oversight Committee E+	7
Investment Oversight Coordinating Committee+	4
Pricing Committee	7

+As of July 1, 2010, the Board's committee structure changed, resulting in the elimination of these committees.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2010, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:


I- 7

COMPENSATION TABLE

		Pension or	Estimated
		retirement	annual	Total
	Aggregate	benefits	benefits from	compensation
	compensation	accrued as	all Putnam	from all
	from the	part of fund	funds upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$0	N/A	N/A	$284,500
Barbara M. Baumann/2010(3)	$0	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$0	N/A	$110,500	$289,500
Charles B. Curtis/2001	$0	N/A	$113,900	$279,500
Robert J. Darretta/2007	$0	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$0	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$0	N/A	$161,700	$346,063
Paul L. Joskow/1997(4)	$0	N/A	$113,400	$289,500
Elizabeth T. Kennan/1992(4)(5)	$0	N/A	$108,000	$180,000
Kenneth R. Leibler/2006	$0	N/A	N/A	$289,500
Robert E. Patterson/1984	$0	N/A	$106,500	$289,500
George Putnam, III/1984	$0	N/A	$130,300	$289,500
W. Thomas Stephens /1997(7)	$0	N/A	$107,100	$289,500
Richard B. Worley/2004(5)	$0	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A


(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Dr. Kennan, Mr. Worley, and Ms. Drucker retired from the Board of Trustees of the Putnam funds on June 30, 2010, December 14, 2010, and January 30, 2011 respectively. Upon Dr. Kennan’s retirement, she became eligible to receive annual retirement benefit payments from the funds commencing on January 15, 2011.

(6) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds.

I- 8

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an "interested person" of the fund, Putnam Management and/or Putnam Retail Management.

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.


The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


At January 31, 2011, the officers and Trustees of the fund as a group owned less than 1of the outstanding shares of each class of the fund, except class A, of which they owned 31.51%, and except class Y, of which they owned 7.86% and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.

I- 9

	Shareholder name	Percentage
Class	and address	Owned

Class A	Ray F. Labrosse	8.07%
	400 Crabapple CT
	La Plata, MD 20646-9550

Class A	Thomas F. Vandusen	8.30%
	1826 Hartford Path
	The Villages, FL 32162-6413

Class A	Edward D. Jones & Co	8.42%
	201 Progress Parkway
	Maryland HTS, MO 63043-3009

Class A	Robert L. Reynolds	23.75%
	153 Garfield Road
	Concord, MA 01742

Class B	NFS LLC FBO	5.60%
	1165 Augusta Drive
	Troy, MI 48085-6127

Class B	Katherine M. White	6.15%
	699-095 Old Scotts Logging Road
	Susanville, CA 96130-5666

Class B	NFS LLC FEBO	9.65%
	277 Oakland Ave
	Landsdale, PA 19446-3223

Class B	Putnam LLC	12.95%
	One Post Office Square
	Boston, MA 02109

Class B	NFS LLC FBO	13.94%
	387 Stormfield Drive
	Harleysville, PA 19438-2318

Class B	Bernard N. Pine	18.15%
	7 Highland Ave
	Manchester, MA 01944-1428

Class B	Daniel P. Pelletier	22.15%
	20 Knox Blvd
	Middletown, CT 06457-2352

Class C	William J. Barlow & Catherine C. Barlow JTWROS	6.91%
	610 Ridgebrook PT
	Rosewell, GA 30075-1356

Class C	Douglas W. Meadows	7.58%
	1323 Barkman Drive
	Saint Louis, MO 63146-5418

Class C	Pershing LLC	7.96%
	PO Box 2052
	Jersey City, NJ 07303-2052

Class C	Barbara A. Morgan	8.11%
	2245 Elkhorn Road
	Tigoa, PA 16946-8675

Class C	Putnam LLC	8.47%
	One Post Office Square
	Boston, MA 02109

I- 10

Class C	KATRIN C WALTON	8.64%
	33 Stevens Road
	Killingworth, CT 06419-1421

Class C	Laveeh H. Strong	9.49%
	33 W 300 S
	Lehi, UT 84043-2125

Class C	Janice P. Anderson	12.10%
	22993 Valley High Road
	Morrison, CO 80465-2565

Class M	Gaylen R. Carlson	6.13%
	818 Sharon Cir
	Plancentia, CA 92870-4232

Class M	Shawn M. Burgess	12.51%
	2425 W Horsetail Trail
	Phoenix, AZ 85085-7008

Class M	Mark J. Ruthenberg	17.51%
	1001 N Stockton Hill Road Suite A
	Kingman, AZ 86401-6277

Class M	Putnam LLC	63.41%
	One Post Office Square
	Boston, MA 02109

Class R	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class Y*	Putnam Investments	9.66%

Class Y	Jacqueline A. Mozariwskyj	12.71%
	61491 Crown Point Drive
	Washington, MI 48094-1231

Class Y*	Putnam Investments Profit Sharing Plan	75.14%

* The address for the name listed is: c/o Orchard Trust Company, LLC, as trustee or agent, 8515 E. Orchard Road, Greenwood Village, CO 80111.


Distribution fees


During fiscal 2010, the fund paid the following 12b-1 fees to Putnam Retail Management:

Class A	Class B	Class C	Class M	Class R
$773	$191	$290	$45	$28

I- 11

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

Sales
charges
retained by
Putnam
		Retail	Contingent
	Total front-	Management	deferred
	end sales	after dealer	sales
Fiscal year	charges	concessions	charges
2010	$4,185	$637	$0

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2010	$10

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2010	$470

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

I- 12

Sales
charges
		retained by	Contingent
		Putnam	deferred
		Retail	sales charges
	Total front-	Management
	end sales	after dealer
Fiscal year	charges	concessions
2010	$0	$0	$0


Investor servicing fees

The fund does not pay a fee to Putnam Investor Services, Inc. for investor servicing.


PORTFOLIO MANAGERS


Other accounts managed


The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio managers managed as of the fund's most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

I- 13

					Other accounts
					(including separate
					accounts, managed
					account programs and
	Other SEC-registered		Other accounts that pool		single-sponsor defined
Portfolio	open-end and closed-end		assets from more than		contribution plan
managers	funds		one client		offerings)


	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets


Kelsey Chen	4	$1,333,000,000	0	0	1	$200,000

Timothy	1	$11,900,000	0	0	1	$100,000
Codrington

Steven Curbow	4	$499,900,000	0	0	1	$200,000

Vivek Gandhi	1	$5,400,000	0	0	0	0

George Gianarikas	3	$96,500,000	0	0	1	$100,000

David Morgan	1	$6,700,000	0	0	1	$800,000

John Morgan	1	$400,600,000	0	0	0	0

Ferat Ongoren	3	$92,500,000	0	0	1	$100,000

Nathaniel Salter	1	$7,900,000	0	0	1	$100,000

Walter Scully	3	$86,200,000	0	0	1	$200,000

Christopher Stevo	2	$1,251,400,000	0	0	1	$100,000

Michael Yogg	4	$535,100,000	0	0	1	$2,400,000


See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.


Compensation of portfolio managers

Putnam’s goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

I- 14

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's pre-tax return relative to its MSCI World Index benchmark.


Ownership of securities


The dollar range of shares of the fund owned by the portfolio managers at the end of the fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio Managers	Dollar range of shares
owned
Kelsey Chen	$0
Timothy Codrington	$0
Steven Curbow	$0
Vivek Gandhi	$0
George Gianarikas	$0
David Morgan	$0
John Morgan	$0
Ferat Ongoren	$0
Nathaniel Salter	$0
Walter Scully	$0
Christopher Stevo	$0
Michael Yogg	$0

I- 15

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the fund's Annual Report for the most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


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THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

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Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

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The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For Taxable and Tax-Free Income Funds only (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For Taxable and Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds, Putnam Absolute Return 500 Fund and Putnam	0.65%
Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income	0.40%
Fund and Putnam Money Market Fund):

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund	0.15%

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

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Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

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The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

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Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

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(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge

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adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

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Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

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Rate*	Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

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0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds currently making payments under a
class M distribution plan, and Putnam Absolute
Return 500 Fund and Putnam Absolute Return 700
Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

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Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund and Putnam Money Market Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

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Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

Banc of America Investment Services, Inc.	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets, Inc	NRP Financial, Inc.

Commonwealth Equity Services	Oppenheimer & Co. Inc.

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CUNA Brokerage Services, Inc.	PrimeVest Financial Services, Inc.
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CUSO Financial Services, L.P.	Raymond James & Associates, Inc.

Financial Network Investment Corporation	Raymond James Financial Services, Inc.

FSC Securities Corporation	RBC Capital Markets Corporation

Genworth Financial Securities Corp.	Robert W. Baird & Co. Incorporated

HD Vest Investment Securities, Inc.	Royal Alliance Associates

ING Financial Partners	Sagepoint Financial, Inc.

INVEST Financial Corporation	Securities America Financial Corporation, Inc.

Investment Centers of America, Inc.	SII Investments

Janney Montgomery Scott LLC	SunTrust Investment Services, Inc.

Lincoln Financial Advisors Corp.	Tower Square Securities, Inc.

Lincoln Financial Securities Corporation	U.S. Bancorp Investments, Inc.

Lincoln Investment Planning, Inc.	UBS Financial Services Inc.

LPL Financial Corporation	UVEST Financial Services, Inc.

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MMC Securities Corp.	Walnut Street Securities, Inc.

M&T Securities, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Investments, LLC

Additional dealers may receive marketing support payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

CompuSys/Erisa Group	Nationwide Life Insurance Company

Correll Co.	Newport Retirement Services, Inc.

CPI Qualified Plan Consultants, Inc.	NYLIFE Distributors LLC

DailyAccess Corporation	Paychex Securities Corporation

Digital Retirement Solutions	Pershing LLC

Dyatech, LLC	Plan Administrators, Inc.

ExpertPlan, Inc.	The Princeton Retirement Group, Inc.

FASCore, LLC	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Prudential Investment Management Services LLC

Genworth Life and Annuity Insurance Co.	Prudential Investments LLC

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Co.	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company, Inc.	TD AMERITRADE Trust Company

July Business Services	The Prudential Insurance Company of America

Leggette & Company, Inc.	The Vanguard Group Inc.

Lincoln Retirement Services Co LLC	VALIC Retirement Services Company

ML Life Insurance Company of New York	Wachovia Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Company

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Merrill Lynch Life Insurance Company	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT –Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

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Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however,

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Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in

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the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its

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obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index

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remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

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The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A

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call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency

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transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

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Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

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Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.

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The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

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The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

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Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the

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facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of

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course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

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The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-

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term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

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The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

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At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

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Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities,

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subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

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Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

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Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

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If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, such security at a fixed time and price (representing the fund's cost plus interest (or, for repurchase agreements with respect to securities to be sold short, the cost of “borrowing” the security)). It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

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Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be

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sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay

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principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based

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on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and

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“—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

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Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be

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reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be

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treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income

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and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on

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which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be

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substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

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For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual

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interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

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Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration

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dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period

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beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual

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foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

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Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury previously
	MacKay Shields (a	served as Director and on the Compensation
	multi-product	Committee of MaxIndia/New York Life Insurance
	investment management	Company in India. Mr. Akhoury is also a Trustee of
	firm with AUM over $40	the Rubin Museum, serving on the Investment
	billion) from 1992 to	Committee, and of American India Foundation. Mr.
	2007.	Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and Cody Resources
	and direct investor in	Management, LLP (a privately held energy,
	energy assets.	ranching and commercial real estate company). She
is a Trustee of Mount Holyoke College and Co-
Chair of the Board’s Finance Committee. She is a
former Chair of the Board, and a current Board
member, of Girls Inc. of Metro Denver, and serves
on the Finance Committee of The Children’s
Hospital of Denver. Prior to 2003, Ms. Baumann
was Executive Vice President of Associated Energy
Managers, LLC, (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

global energy company Amoco Corporation and its
successor, BP, most recently serving as Commercial
Operations Manager of its Western Business Unit.

Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals Inc. and Chairman of
1943), Trustee since 1994 and	Associates, Inc., (a	the Mutual Fund Directors Forum. Until 2007, Ms.
Vice Chairman since 2005	private investment firm).	Baxter was a Director of Banta Corporation (a
printing and supply chain management company),
Ryerson, Inc. (a metals service company) and
Advocate Health Care. She has also served as a
director on a number of other boards including
BoardSource (formerly the National Center for
Nonprofit Boards), Intermatic Corporation (a
manufacturer of energy control products) and MB
Financial. She is Chairman Emeritus of the Board
of Trustees, Mount Holyoke College. Ms. Baxter is
also a graduate of Mount Holyoke College.

Charles B. Curtis (Born	President Emeritus,	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Nuclear Threat Initiative	National Petroleum Council. Mr. Curtis also serves
	(a private foundation	as a Director of Edison International and Southern
	dealing with national	California Edison. Until 2006, Mr. Curtis served as
	security issues) and	a member of the Trustee Advisory Council of the
	serves as Senior Advisor	Applied Physics Laboratory, Johns Hopkins
	to the United Nations	University. Mr. Curtis is an attorney with over 15
	Foundation and as	years in private practice and 19 years in various
	Senior Advisor to the	positions in public service, including service at the
	Center for Strategic and	Department of Treasury, the U.S. House of
	International Studies.	Representatives, the Securities and Exchange
	Previously, President	Commission, the Federal Energy Regulatory
	and Chief Operating	Commission and the Department of Energy.
Officer, Nuclear Threat
Initiative.

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Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.
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John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman since 2000	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics and	telecommunications infrastructure). Prior to July,
	Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

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Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chair and served as the
1945), Trustee since 1984	Properties, L.P. and Co-	President and as a Trustee of the Joslin Diabetes
	Chairman of Cabot	Center. Prior to December 2001 and June 2003, Mr.
	Properties, Inc. (a	Patterson served as the President and as a Trustee of
	private equity firm	Cabot Industrial Trust (a publicly-traded real estate
	investing in commercial	investment group) and the Sea Education
	real estate	Association, respectively. Prior to 1998, he was
Executive Vice President and Director of
Acquisitions of Cabot Partners Limited Partnership
(a registered investment adviser involved in
institutional and real estate investments). Prior to
1990, he served as Executive Vice President of
Cabot & Forbes Realty Advisers, Inc. (the
predecessor company of Cabot Partners). Mr.
Patterson is a graduate of Harvard College and
Harvard Law School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of St.
	Inc. (a publisher of	Mark’s School, a Trustee of Epiphany School and a
	financial advisory and	Trustee of the Marine Biological Laboratory. Until
	other research services)	2006, Mr. Putnam was a Trustee of Shore Country
	and President of New	Day School. Until 2002, he was a Trustee of the Sea
	Generation Advisors,	Education Association. Mr. Putnam is a graduate of
	LLC (a registered	Harvard College, Harvard Business School and
	investment adviser to	Harvard Law School.
private funds), which are
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2004, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Xcel Energy Incorporated (a
	Officer of Boise	public utility company), Qwest Communications and
	Cascade, LLC (a paper,	Norske Canada, Inc. (a paper manufacturer). Until
	forest product and	2003, Mr. Stephens was a Director of Mail-Well,
	timberland assets	Inc. (a diversified printing company). Prior to July
	company).	2001, Mr. Stephens was Chairman of Mail-Well.
Mr. Stephens holds a B.S. and M.S. degrees from
the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National

II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2010, there were 104 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

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Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

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

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

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Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.


Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

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

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

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Name, Address[1] , Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Executive Vice		Funds.
President, Principal Executive
Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.
and Principal Financial Officer

Janet C. Smith	Since 2007	Managing Director, Putnam Investments and
(Born 1965), Vice President,		Putnam Management.
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.

Robert R. Leveille	Since 2007	Managing Director, Putnam Investments, Putnam
(Born 1969), Vice President		Management and Putnam Retail Management
and Chief Compliance Officer

Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments, Putnam
(Born 1962), Vice President		Retail Management
and BSA Compliance Officer

Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments and
(Born 1955), Vice President		Putnam Management.
and Chief Legal Officer

James P. Pappas	Since 2004	Managing Director, Putnam Investments and
(Born 1953), Vice President		Putnam Management.

Judith Cohen[4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The
(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Michael Higgins[4]	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
(Born 1976), Vice President,		Senior Financial Analyst, Old Mutual Asset
Senior Associate Treasurer,		Management (2007-2008); Senior Financial Analyst,
Assistant Clerk		Putnam Investments (1999-2007).

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

Susan G. Malloy	Since 2007	Managing Director, Putnam Management.
(Born 1957),Vice President
and Assistant Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. Independent Trustees currently serve as chair and vice-chair of the Board.

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Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

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Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Patterson (Chairperson), Darretta, Hill and Leibler, and Ms. Baumann.

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Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baxter (Chairperson), Dr. Joskow, and Messrs. Akhoury, Curtis, Putnam and Stephens.

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Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Darretta, Hill, Leibler and Patterson.

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Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Patterson and Putnam, and Ms. Baxter.

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Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Leibler (Chairperson), Darretta, Hill and Patterson, and Ms. Baumann.

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Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2011, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

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The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Effective January 1, 2007, Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the

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fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

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• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are

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reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage

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and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

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Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2011, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

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Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our Web site or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam Web site at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

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Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

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Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund or Putnam Tax Exempt Money Market Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

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Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

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SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

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Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments Website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s Website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments Web site, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectus for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

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In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

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Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

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AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

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Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

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A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the

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recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against such proposals if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote to require companies to present advisory “say-on-pay” proposals to shareholders on an annual basis.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing,

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executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides

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companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of

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financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee

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retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results

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or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees will also consider whether a company’s severance payment and performance-based compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. In addition, as the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Election of Directors

Germany

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► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

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► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

Corporate Governance

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

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► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via Web site posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

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Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted December 10, 2010

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

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For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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Appendix B

Financial statements (excerpted from the most recent annual report)

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Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Global Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Sector Fund (the “fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2010 (commencement of operations) through October 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 2010 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2010

22

The fund’s portfolio 10/31/10

	Shares	Value

Global Sector Funds* 99.6%
Putnam Global Consumer Fund (Class Y)	18,518	$283,692

Putnam Global Financials Fund (Class Y)	21,354	275,683

Putnam Global Health Care Fund (Class Y)	2,731	132,020

Putnam Global Industrials Fund (Class Y)	10,389	156,146

Putnam Global Natural Resources Fund (Class Y)	12,365	248,535

Putnam Global Technology Fund (Class Y)	10,592	165,656

Putnam Global Telecommunications Fund (Class Y)	4,739	63,888

Putnam Global Utilities Fund (Class Y)	5,273	59,689

Total Global Sector Funds (cost $1,282,521)		$1,385,309

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	5,579	$5,579

Total Fixed Income Funds (cost $5,579)		$5,579

Total Investments (cost $1,288,100)		$1,390,888

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from March 31, 2010 (commencement of operations) through October 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $1,390,601.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$1,385,309	$—	$—

Fixed income funds	5,579	—	—

Totals by level	$1,390,888	$—	$—

The accompanying notes are an integral part of these financial statements.

23

Statement of assets and liabilities 10/31/10

ASSETS

Investment in affiliated underlying Putnam Funds, at value (Note 1):
Affiliated underlying Putnam Funds (identified cost $1,288,100) (Note 6)	$1,390,888

Receivable for shares of the fund sold	3,396

Receivable from Manager (Note 2)	70,841

Unamortized offering costs (Note 1)	42,509

Total assets	1,507,634

LIABILITIES

Payable for investments purchased	3,396

Payable for distribution fees (Note 2)	288

Payable for offering costs (Note 1)	86,546

Payable for reports to shareholders	9,500

Payable for audit expense	17,000

Other accrued expenses	303

Total liabilities	117,033

Net assets	$1,390,601

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$1,297,544

Accumulated net realized loss on investments (Note 1)	(9,731)

Net unrealized appreciation of investments	102,788

Total — Representing net assets applicable to capital shares outstanding	$1,390,601

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($875,872 divided by 84,477 shares)	$10.37

Offering price per class A share (100/94.25 of $10.37)*	$11.00

Net asset value and offering price per class B share ($46,046 divided by 4,461 shares)**	$10.32

Net asset value and offering price per class C share ($70,556 divided by 6,836 shares)**	$10.32

Net asset value and redemption price per class M share ($16,303 divided by 1,577 shares)	$10.34

Offering price per class M share (100/96.50 of $10.34)*	$10.72

Net asset value, offering price and redemption price per class R share
($10,352 divided by 1,000 shares)	$10.35

Net asset value, offering price and redemption price per class Y share
($371,472 divided by 35,778 shares)	$10.38

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

24

Statement of operations For the period 3/31/10 (commencement of operations) to 10/31/10

INVESTMENT INCOME

Income distributions from underlying Putnam Fund shares	$720

Total investment income	720

EXPENSES

Distribution fees — Class A (Note 2)	773

Distribution fees — Class B (Note 2)	191

Distribution fees — Class C (Note 2)	290

Distribution fees — Class M (Note 2)	45

Distribution fees — Class R (Note 2)	28

Amortization of offering costs (Note 1)	60,929

Reports to shareholders	13,491

Auditing	17,000

Other	408

Fees waived and reimbursed by Manager (Note 2)	(91,828)

Total expenses	1,327

Net investment loss	(607)

Net realized loss on sales of underlying Putnam Fund shares (Notes 1 and 3)	(9,124)

Net unrealized appreciation of underlying Putnam Fund shares during the period	102,788

Net gain on investments	93,664

Net increase in net assets resulting from operations	$93,057

The accompanying notes are an integral part of these financial statements.

25

Statement of changes in net assets

INCREASE IN NET ASSETS	For the period 3/31/10 (commencement
of operations) to 10/31/10

Operations:
Net investment loss	$(607)

Net realized loss on underlying Putnam Fund shares	(9,124)

Net unrealized appreciation on underlying Putnam Fund shares	102,788

Net increase in net assets resulting from operations	93,057

Redemption fees (Note 1)	486

Increase from capital share transactions (Note 4)	1,237,058

Total increase in net assets	1,330,601

NET ASSETS

Beginning of period (Note 5)	60,000

End of period	$1,390,601

The accompanying notes are an integral part of these financial statements.

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27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:								RATIOS AND SUPPLEMENTAL DATA:

			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income	Portfolio
	beginning	Net investment	gain (loss)	investment	Redemption	value, end	Total return at net	end of period	to average	(loss) to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	fees	of period	asset value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2010†	$10.00	(.01)	.38	.37	— [e]	$10.37	3.70*	$876	.15*	(.06)*	13.78*

Class B
October 31, 2010†	$10.00	(.05)	.36	.31	.01	$10.32	3.20*	$46	.59*	(.51)*	13.78*

Class C
October 31, 2010†	$10.00	(.05)	.36	.31	.01	$10.32	3.20*	$71	.59*	(.52)*	13.78*

Class M
October 31, 2010†	$10.00	(.04)	.37	.33	.01	$10.34	3.40*	$16	.44*	(.38)*	13.78*

Class R
October 31, 2010†	$10.00	(.02)	.36	.34	.01	$10.35	3.50*	$10	.30*	(.22)*	13.78*

Class Y
October 31, 2010†	$10.00	.01	.36	.37	.01	$10.38	3.80*	$371	—*	.08*	13.78*

* Not annualized.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount (Note 2):

Percentage of
average net assets

October 31, 2010	10.58%

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

28	29

Notes to financial statements 10/31/10

Note 1: Significant accounting policies

Putnam Global Sector Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks capital appreciation.

The financial statements report on the fund, which may invest in the following Putnam Funds: Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Global Utilities Fund, which are all non-diversified and Putnam Money Market Fund, which is diversified (the underlying Putnam Funds), which are managed by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering each class of shares on March 31, 2010. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from March 31, 2010 (commencement of operations) through October 31, 2010.

A) Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

30

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Because this is the fund’s first year of operations, the fund does not have any federal tax returns for the prior periods that remain subject to examination by the Internal Revenue Service.

E) Distributions to shareholders The fund normally distributes any net investment income and any realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $607 to decrease accumulated net investment loss, with an increase to accumulated net realized losses of $607.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$98,457
Unrealized depreciation	(6,154)

Net unrealized appreciation	92,303
Undistributed short-term gain	754
Cost for federal income tax purposes	$1,298,585

F) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Offering costs The offering costs of $103,438 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund does not pay a management fee to Putnam Management.

Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plan) through March 31, 2011. During the reporting period, the fund’s expenses were reduced by $91,828 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

31

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $637 and no monies from the sale of class A and class M shares, respectively, and received contingent deferred sales charges of $10 and $470 from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds aggregated $1,429,293 and $132,069, respectively.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	For the period 3/31/10 (commencement of operations) to 10/31/10

Class A	Shares	Amount

Shares sold	84,407	$794,833

Shares issued in connection with
reinvestment of distributions	—	—

	84,407	794,833

Shares repurchased	(930)	(8,860)

Net increase	83,477	$785,973

	For the period 3/31/10 (commencement of operations) to 10/31/10

Class B	Shares	Amount

Shares sold	3,481	$32,719

Shares issued in connection with
reinvestment of distributions	—	—

	3,481	32,719

Shares repurchased	(20)	(193)

Net increase	3,461	$32,526

32

	For the period 3/31/10 (commencement of operations) to 10/31/10

Class C	Shares	Amount

Shares sold	11,199	$110,886

Shares issued in connection with
reinvestment of distributions	—	—

	11,199	110,886

Shares repurchased	(5,363)	(47,038)

Net increase	5,836	$63,848

	For the period 3/31/10 (commencement of operations) to 10/31/10

Class M	Shares	Amount

Shares sold	577	$5,871

Shares issued in connection with
reinvestment of distributions	—	—

	577	5,871

Shares repurchased	—	—

Net increase	577	$5,871

	For the period 3/31/10 (commencement of operations) to 10/31/10

Class Y	Shares	Amount

Shares sold	42,103	$423,292

Shares issued in connection with
reinvestment of distributions	—	—

	42,103	423,292

Shares repurchased	(7,325)	(74,452)

Net increase	34,778	$348,840

Class R had no capital share transactions other than the initial capitalization (Note 5).

At the close of the reporting period, a Trustee of the Fund owned 20.5% of the outstanding shares of the fund.

At the close of the reporting period, a shareholder of record owned 7.3% of the outstanding shares of the fund.

At the close of the reporting period, Putnam Investments, LLC owned the following classes of shares of the fund:

	Shares	Percentage of ownership	Value

Class A	1,000	1.18%	$10,370

Class B	1,000	22.42	10,320

Class C	1,000	14.63	10,320

Class M	1,000	63.41	10,340

Class R	1,000	100.00	10,352

Class Y	1,000	2.80	10,380

33

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on March 31, 2010. Prior to March 31, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Global Consumer Fund	$282,143	$25,878	$—	$283,692

Putnam Global Financials Fund	299,429	27,464	—	275,683

Putnam Global Health Care Fund	142,286	13,050	—	132,020

Putnam Global Industrials Fund	153,572	14,086	—	156,146

Putnam Global Natural Resources Fund	253,286	23,232	—	248,535

Putnam Global Technology Fund	171,857	15,763	—	165,656

Putnam Global Telecommunications Fund	58,143	5,333	—	63,888

Putnam Global Utilities Fund	61,290	5,556	718	59,689

Putnam Money Market Fund	7,287	1,707	2	5,579

Totals	$1,429,293	$132,069	$720	$1,390,888

Market values are shown for those securities affiliated at period end.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: Market and credit risk

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

34

PUTNAM FUNDS TRUST


Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Absolute Return 1000 Fund
Putnam Global Sector Fund


FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Agreement and Declaration of Trust, as amended dated November 12, 2004 – Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on June 28, 2005.

(b) By-Laws, as amended through July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed on August 29, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on January 30, 1996.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on January 30, 1996.

(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010; schedule dated May 14, 2010 - Incorporated by reference to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement filed on August 30, 2010.


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated November 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.


(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company dated May 15, 2008; Schedule A dated March 17, 2009; Schedule B dated December 4, 2009 – Incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement filed on March 31, 2010.

C-1

(e)(1) Distributor's Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement filed on August 27, 2007.

(e)(2) Form of Dealer Sales Contract dated January 11, 2010 – Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on June 28, 2010.

(e)(3) Form of Financial Institution Sales Contract dated January 11, 2010 – Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on June 28, 2010.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed on January 28, 2005.


(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated November 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investors Services, Inc. dated January 1, 2009; schedule dated November 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.


(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.


(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated November 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; Schedule A dated January 6, 2011; Schedule B dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended January 6, 2011. – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

C-2

(h)(7) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.


(i) Opinion of Ropes & Gray LLP - Incorporated by reference to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement filed on August 30, 2010.

(j)(1) Consent of Independent Registered Public Accounting Firm.

(j)(2) Consent of Independent Registered Public Accounting Firm.

(j)(3) Consent of Independent Registered Public Accounting Firm.

(j)(4) Consent of Independent Registered Public Accounting Firm.

(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant – Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on July 19, 1996.

(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(5) Class R Distribution Plan and Agreement dated May 8, 2003 – Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on January 30, 2004.

(m)(7) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on June 30, 1997.

(m)(8) Form of Financial Institution Service Agreement – Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on July 19, 1996.

(n) Rule 18f-3 Plan dated April 2009 – Incorporated by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement filed on June 26, 2009.

(p)(1) The Putnam Funds Code of Ethics dated September 11, 2009 – Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement filed on October 20, 2009.

(p)(2) Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on June 28, 2010.

C-3

Item 29. Persons Controlled by or under Common Control with Fund


As of January 31, 2011, Putnam Investment Holdings, LLC owned 68.01% of the class A shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 38.30% of the class M shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 28.31% of the class R shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 58.18% of the class A shares of Putnam Asset Allocation: Equity Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 43.76% of the class R shares of Putnam Emerging Markets Equity Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 27.28% of the class A shares of Putnam Global Consumer Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 31.82% of the class M shares of Putnam Global Consumer Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 95.35% of the class R shares of Putnam Global Consumer Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 33.58% of the class A shares of Putnam Global Energy Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 52.29% of the class A shares of Putnam Global Financials Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 39.94% of the class M shares of Putnam Global Financials Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 31.66% of the class A shares of Putnam Global Industrials Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 39.76% of the class M shares of Putnam Global Industrials Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 86.07% of the class R shares of Putnam Global Industrials Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 63.41% of the class M shares of Putnam Global Sector Fund.

C-4

As of January 31, 2011, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Global Sector Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 33.73% of the class A shares of Putnam Global Technology Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 67.13% of the class R shares of Putnam Global Technology Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 57.18% of the class A shares of Putnam Global Telecommunications Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 85.70% of the class M shares of Putnam Global Telecommunications Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Global Telecommunications Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 78.07% of the class A shares of Putnam Multi-Cap Core Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 30.24% of the class B shares of Putnam Multi-Cap Core Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 100.00% of the class M shares of Putnam Multi-Cap Core Fund.

As of January 31, 2011, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Multi-Cap Core Fund.


Item 30. Indemnification

The information required by this item is incorporated herein by reference from the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-07513).

C-5

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment
Robert D. Ewing	Prior to November 2008, Co-Head
Managing Director	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Nick C. Thakore	Prior to November 2008, Co-Head
Managing Director	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Nicolas A. Brunetti	Prior to November 2008, Director
Senior Vice President	Citigroup
Putnam Investment Management, LLC	301 Tresser Blvd., Stamford, CT 06901
Daniel C. Farrell	Prior to November 2008, VP Equity Trading
Managing Director	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Clare Richer	Prior to December 2008, Executive Vice President
Senior Managing Director	Fidelity Investments,
Putnam Investment Management, LLC	82 Devonshire St., Boston, MA 02109
Steven W. Curbow	Prior to December 2008, Senior Vice President Director
Senior Vice President	of Research, Independence Investments,
Putnam Investment Management, LLC	160 Federal Street, Boston, MA 02110
David Glancy	Prior to January 2009, Managing Partner,
Managing Director	Andover Capital Advisors,
Putnam Investment Management, LLC	300 Brickstone Sq., Andover, MA 01810
Michael J. Maguire	Prior to January 2009, Senior Analyst,
Senior Vice President	FTN Midwest Securities
Putnam Investment Management, LLC	99 Summer St., Boston, MA 02110
Lucas M. Klein	Prior to January 2009, VP Equity Analyst,
Senior Vice President	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110

George Gianarikas	Prior to January 2009, Global Industry Analyst,
Senior Vice President	Wellington Management,
Putnam Investment Management, LLC	75 State Street, Boston, MA 02109
Shobha S. Frey	Prior to January 2009, Managing Director Hedge Fund,
Senior Vice President	K Capital Partners,
Putnam Investment Management, LLC	75 Park Plaza, Boston, MA 02116
Richard E. Bodzy	Prior to February 2009, Industrials Analyst,
Assistant Vice President	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Ami Y. Joseph	Prior to February 2009, Equity Research Analyst,
Vice President	Fidelity Investments,
Putnam Investment Management, LLC	245 Summer St., Boston, MA 02110
Vinay H. Shah	Prior to February 2009, VP Senior Tech Analyst
Senior Managing Director	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Walter C. Donovan	Prior to May 2009, President, Equity Division,
Senior Managing Director	Fidelity Investments,
Putnam Investment Management, LLC	82 Devonshire St., Boston, MA 02109
Ferat Ongoren	Prior to June 2009, Director, Industrials Sector,
Senior Vice President	CITI Equities Trading
Putnam Investment Management, LLC	New York, NewYork
Karan S. Sodhi	Prior to June 2010, Equity Analyst,
Senior Vice President	Stark Investments,
Putnam Investment Management, LLC	2 International Place, Boston, MA 02110

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:


George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Health Care Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt

Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.


(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Aaron III Jefferson F.	Senior Vice President

Ahearn Paul D.	Vice President

Amisano Paulette Cusick	Vice President

Asci Susan J.	Vice President

Ashibe Sumie	Assistant Vice President

Babcock III Warren W.	Senior Vice President

Balfour Renee	Assistant Vice President

Barnett William E.	Senior Vice President

Bartony Paul A.	Senior Vice President

Black Robert W.	Vice President

Boornazian Aram R.	Assistant Vice President

Borden Richard S.	Senior Vice President

Browne John C.	Assistant Vice President

Bruce Scott W.	Senior Vice President

Bumpus James F.	Managing Director

Bunker Christopher M.	Senior Vice President

Burke Brian M.	Vice President

Burns Robert T.	Managing Director

Cahill Daniel J.	Assistant Vice President


Campbell Christopher F.	Vice President

Capece John P.	Vice President

Card Victoria R.	Vice President

Carney Jeffrey R.	Senior Managing Director

Casey David M.	Senior Vice President

Cass William D.	Senior Vice President

Chapman Frederick	Senior Vice President

Clark James F.	Senior Vice President

Colman Donald M.	Senior Vice President

Coneeny Mark L.	Managing Director

Connolly William T.	Senior Managing Director

Cooley Jonathan A.	Senior Vice President

Corbett Dennis T.	Senior Vice President

Craig Casey R.	Vice President

Crilly Lindsay T.	Vice President

Cristo Chad H.	Managing Director

Curran Kevin M.	Assistant Vice President

Curtin Brian	Senior Vice President

Daley Eric Hugh	Senior Vice President

Daly Elizabeth Paul	Vice President

Davidian Raymond A.	Vice President

DeAngelis Adam	Senior Vice President

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Deaver Marvin L.	Vice President

DeGregorio Jr. Richard A.	Vice President

Demery Thomas R.	Vice President

Dewey Jr. Paul S.	Managing Director

DiBuono Jeffrey P.	Vice President

DiPietro Daniel S.	Assistant Vice President

Donadio Joyce M.	Senior Vice President

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Doucet Christopher C.	Senior Vice President

Druker Linda A.	Assistant Vice President

Duffy Anne Marie	Vice President

Dumas Alan J.	Vice President

Durkan Anthony	Assistant Vice President

Economou Stefan G.	Vice President

Eidelberg Kathleen E.	Vice President

Elderkin Justin	Vice President

Evans Adam Christopher	Senior Vice President

Fall Stephanie L.	Assistant Vice President

Favaloro Beth A.	Managing Director

Ferrelli F. Peter	Managing Director

Filmore Benjamin R.	Senior Vice President

Fleming Pamela B.	Vice President

Fleming Robert A.	Vice President

Forcione Carlo N.	Vice President

Foster Laura G.	Senior Vice President

Gentile Donald A.	Vice President

Gentile Lauren K.	Assistant Vice President

Geraigery Mark F.	Assistant Vice President

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Glickman David S.	Senior Vice President

Goyer Michael J.	Vice President

Greeley Jr. Robert E.	Vice President

Greenwood Julie M.	Senior Vice President

Halloran James E.	Senior Vice President

Hancock Nancy E.	Vice President

Harrington Terese A.	Assistant Vice President

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

Hartigan Maureen A.	Senior Vice President

Hayes Alexander D.	Vice President

Homer Edward M.	Assistant Vice President

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Horkan Lisa M.	Senior Vice President

Hoyt Paula J.	Senior Vice President

Hughes Rosemary A.	Vice President

Inoue Hitoshi	Senior Vice President

Iskandar Anthony Michael	Vice President

Jurkiewicz Gregg M.	Vice President

Kagami Masao	Senior Vice President

Kapinos Peter J.	Senior Vice President

Kay Karen R.	Managing Director

Kealty Joseph M.	Vice President


Kelley Brian J.	Managing Director

Kelly A. Siobhan	Senior Vice President

Kennedy Daniel J.	Senior Vice President

Kersten Charles N.	Senior Vice President

Kinsman Anne M.	Senior Vice President

Kircher Richard T.	Vice President

Kotsiras Steven	Senior Vice President


Lacour Jayme J.	Vice President

Lange Christine L.	Senior Vice President

Leahy Jon F.	Vice President

Lecce Vincent L.	Vice President

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Leeson John B.	Vice President

Leveille Robert R. *	Managing Director

Levy Norman S.	Senior Vice President

Lewis Benjamin Herbert	Managing Director

Lieberman Samuel L.	Senior Vice President

Link Christopher H.	Senior Vice President

Loehning III William F.	Vice President

Lohmeier Andrew	Senior Vice President

Lopez Christopher D.	Vice President

Maher James M.	Vice President

Maher Stephen B.	Vice President

Mahoney Julie M.	Senior Vice President

Martin David M.	Senior Vice President


Marzelli Kristine	Assistant Vice President

Mattucci John T.	Senior Vice President

McCarthy Anne B.	Vice President

McCloy Andrew P.	Vice President

McCollough Martha J.	Assistant Vice President

McDaries Jane S.	Assistant Vice President

McDermott Robert J.	Senior Vice President

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McKeehan John B.	Vice President

McKenna Mark J.	Managing Director

McNamara Daniel	Assistant Vice President

Mehta Ashok	Senior Vice President

Miller Daniel R.	Vice President

Miller Geffrey	Vice President

Minsk Judith	Senior Vice President

Molesky Kevin P.	Senior Vice President

Morais Joseph	Vice President

Murphy III Edmund F.	Managing Director

Nakamura Denise-Marie	Senior Vice President

Nguyen David R.	Vice President

Nichols Leslie G.	Vice President

Nickodemus John P.	Managing Director

Norcross George H.	Senior Vice President

O'Connell Jr. Paul P.	Senior Vice President

O'Connor Brian P.	Senior Vice President

O'Neill Robert W.	Managing Director

Otsuka Haruo	Vice President

Papay Jennifer A.	Vice President

Perkins Erin M.	Senior Vice President

Petitti Joseph P.	Senior Vice President

Pheeney Bradford S.	Vice President

Pheeney Douglas K.	Vice President

Pike John R.	Managing Director

Powers Michele M.	Assistant Vice President

Pulkrabek Scott M.	Senior Vice President

Purtell Stephanie B.	Vice President

Puzzangara John C.	Senior Vice President

Quinn Kyle C.	Vice President

Reid Sandra L.	Senior Vice President

Riccardella Paul A.	Vice President

Ritter Jesse D.	Vice President

Rodammer Kris	Senior Vice President

Saunders Catherine A.	Managing Director

Scanlon Sharon Rose	Senior Vice President

Seward Mary E.	Assistant Vice President

Shimokawa Ryuichi	Senior Vice President

Short Jr. Harold P.	Managing Director

Signorello Stephen	Assistant Vice President

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Sipple Scott C.	Managing Director

Skomial Victoria S.	Assistant Vice President

Sloane Melissa A.	Vice President

Snyder Scott Joseph	Assistant Vice President

Spence David L.	Vice President

Spigelmeyer III Carl M.	Senior Vice President

Steingarten Brie A.E.	Vice President

Stern Derek A.	Vice President

Stuart James F.	Senior Vice President

Sullivan Brian L.	Senior Vice President

Sullivan Daniel John	Vice President

Sullivan Elaine M.	Managing Director

Taber Rene B.	Senior Vice President

Tamura Annika I.	Vice President

Tate Stephen J.	Senior Vice President

Tolmie Ryan J.	Assistant Vice President

Trenchard Mark C.	Managing Director

Tsuruoka Kei	Vice President

Tucker Jason A.	Managing Director


Valentin-Hess Carmen	Vice President

Wallace Stephen	Senior Vice President

Watson Stefanie H.	Vice President

Weylman William K.	Vice President

Whitman Peter T.	Senior Vice President

Wilde Michael R.	Vice President

Williams Brie P.	Senior Vice President

Wolff Meredith M.	Senior Vice President

Wright Jr. Edmund F.	Senior Vice President

Yamamoto Kayo	Vice President

Zannino David J.	Vice President

Zechello Steven R.	Senior Vice President

*Mr. Leveille is Vice President and Chief Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Judith Cohen; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing, and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

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NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

C-7

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of February, 2011.


Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
John A. Hill*	Chairman of the Board and Trustee
Jameson A. Baxter*	Vice Chairman of the Board and Trustee
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison
Steven D. Krichmar*	Vice President and Principal Financial Officer
Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting Officer
Ravi Akhoury*	Trustee
Barbara M. Baumann***	Trustee
Charles B. Curtis*	Trustee
Robert J. Darretta*	Trustee
Paul L. Joskow*	Trustee
Kenneth R. Leibler*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
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February 28, 2011

C-8

* Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 93 to the Registrant’s
Registration Statement filed on June 26, 2009.
**Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 101 to the Registrant’s
Registration Statement filed on January 15, 2010.
***Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 109 to the Registrant’s
Registration Statement filed on August 27, 2010.

C-9

EXHIBIT INDEX

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(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Consent of Independent Registered Public Accounting Firm

(j)(3) Consent of Independent Registered Public Accounting Firm

(j)(4) Consent of Independent Registered Public Accounting Firm

C-10